UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 to September 30, 2014

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 127.9%	SHARES	VALUE (Note 3)
COMMON STOCKS - 43.7%

Communications - 0.0% (a)
FriendFinder Networks, Inc. (3)†(b)	6,483	$427,963

Consumer Discretionary - 7.4%
Bally Technologies, Inc. †	86,391	6,971,754
Carriage Services, Inc.	8,110	140,546
CBS Outdoor Americas, Inc. REIT	300,012	8,982,359
China Century Dragon Media, Inc. (3)†(b)	150,272	—
China Networks International Holdings Ltd. (3)†(b)	2,287,278	68,618
DEMC Ltd., Class A (3)†(b)	8,666	86,664
DEMC Ltd., Class B (3)†(b)	10,488	—
Einstein Noah Restaurant Group, Inc.	528,379	10,652,121
Eldorado Resorts, Inc. †	100,012	425,051
Family Dollar Stores, Inc. *	251,849	19,452,817
Ford Motor Co.	547,447	8,096,741
FTD Cos., Inc. †	159,826	5,451,665
General Motors Co. *	16,411	524,167
Group 1 Automotive, Inc.	10,548	766,945
International Game Technology *	236,900	3,996,503
Journal Communications, Inc., Class A †	311,625	2,626,999
Lands’ End, Inc. †	496,572	20,419,041
Liberty Ventures, Series A †	94,540	3,588,738
Meritage Homes Corp. †	4,682	166,211
Multimedia Games Holding Co., Inc. †	400,445	14,420,025
Murphy USA, Inc. †	421,639	22,372,165
New Media Investment Group, Inc.	139,356	2,317,490
Penn National Gaming, Inc. †	552,982	6,198,928
Sky Deutschland AG (Germany) (2)†	40,242	340,164
Time Warner Cable, Inc. *	2,500	358,725
Time Warner, Inc.	98,203	7,385,848
Time, Inc. †	387,417	9,077,180
Tribune Publishing Co. †	127,359	2,570,105
TRW Automotive Holdings Corp. †	325,779	32,985,124
Tumi Holdings, Inc. †	34,200	695,970
Twenty-First Century Fox, Inc., Class B	410,155	13,662,263

		204,800,927

	SHARES	VALUE (Note 3)
Consumer Staples - 0.0% (a)
Neptune Technologies & Bioressources, Inc. (Canada) (3)†(b)	9,610	$13
Safeway, Inc.	150	5,145

		5,158

Energy - 4.0%
Alpha Natural Resources, Inc. †	77,136	191,297
Athlon Energy, Inc. †	237,928	13,854,547
Bolt Technology Corp.	199,157	4,369,505
Cal Dive International, Inc. †	178,948	173,580
Chesapeake Energy Corp.	4,289	98,604
Dresser-Rand Group, Inc. †	307,900	25,327,854
Gulf United Energy, Inc. †(c)	1,959,798	1,372
Integrated Drilling Equipment Holdings Corp. †(c)	74,362	89,234
Kodiak Oil & Gas Corp. †	1,326,369	17,998,827
Mission NewEnergy Ltd. (Australia) †	20,132	403
Oil States International, Inc. †	156,821	9,707,220
Paragon Offshore PLC †	2,032,806	12,501,757
Royal Dutch Shell PLC ADR (Netherlands)	170,462	12,977,272
SAExploration Holdings, Inc. (Canada) †(c)	21,170	175,923
Seventy Seven Energy, Inc. †	557,532	13,235,810

		110,703,205

Financials - 17.4%
1347 Capital Corp. †	420,504	3,973,763
American Realty Capital Properties, Inc. REIT	31,926	385,028
Ashford Hospitality Prime, Inc. REIT	398,396	6,067,571
Ashford Hospitality Trust, Inc. REIT	2,339,375	23,908,412
Banco Santander Brasil SA (Brazil)	2,257	14,642
Bank of Cyprus PCL (Cyprus) (3)†(b)	118,716,695	36,163,764
Boulevard Acquisition Corp. †	1,007,912	9,776,746
Cambridge Capital Acquisition Corp. †	1,478,400	14,340,480
Capitol Acquisition Corp. II †	1,439,912	14,125,537
CareTrust REIT, Inc. REIT †	322,416	4,610,549
Carfinco Financial Group, Inc. (Canada)	304,026	3,070,257
Chart Acquisition Corp. (2)†	1,268,625	11,925,075
China VantagePoint Acquisition Co. (3)†(b)	1,990	—
Cis Acquisition Ltd., Class A (Russian Federation) (2)†	850,000	8,729,500
Collabrium Japan Acquisition Corp. (United Kingdom) (2)†	595,000	6,069,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 17.4% (continued)
EPR Properties REIT	30,400	$1,540,672
Federal Home Loan Mortgage Corp. †	665,138	1,755,964
Federal National Mortgage Association †	769,933	2,071,120
FlatWorld Acquisition Corp. (Virgin Islands, British) (3)†(b)	219,450	—
Fortegra Financial Corp. †	62,347	616,612
Gaming and Leisure Properties, Inc. REIT	515,768	15,937,231
Garnero Group Acquisition Co. (Brazil) †	2,430,200	23,159,806
GFI Group, Inc.	328,440	1,776,860
Glimcher Realty Trust REIT	3,154,720	42,714,909
Global Defense & National Security Systems, Inc. †	835,800	8,566,950
HealthLease Properties Real Estate Investment Trust REIT (Canada)	880,097	11,111,721
Hennessy Capital Acquisition Corp. †	756,000	7,469,280
HF2 Financial Management, Inc. †	1,309,327	13,617,001
Highclere Holdings Ltd. (3)†(b)	5,758	—
Intervest Bancshares Corp.	144,513	1,381,544
L&L Acquisition Corp. (3)†(b)	306,000	—
Levy Acquisition Corp. †	1,890,000	18,295,200
Liberty TripAdvisor Holdings, Inc., Class A †	187,447	6,354,453
Meadowbrook Insurance Group, Inc.	16,820	98,397
Navient Corp.	833,746	14,765,642
NB&T Financial Group, Inc.	88	2,612
Newcastle Investment Corp. REIT	377,112	4,781,780
NorthStar Asset Management Group, Inc. †	395,199	7,279,566
NorthStar Realty Finance Corp. REIT	1,289,127	22,778,874
Patriot National Bank ADR (3)†(b)	2,000,000	1,741,580
Physicians Realty Trust REIT	72,792	998,706
Prime Acquisition Corp. (China) †	11,780	18,848
Quartet Merger Corp. †	907,200	8,690,976
Rescap Liquidating Trust	180,562	2,888,992
Resource Capital Corp. REIT	37,500	182,625
ROI Acquisition Corp. II †	882,000	8,687,700
Santa Monica Media Corp. ADR (3)†(b)	15,377	—
Silver Eagle Acquisition Corp. †	1,971,250	19,594,225
Simon Property Group, Inc. REIT	49,376	8,118,402
Simplicity Bancorp, Inc.	34,786	584,405
SLM Corp.	753,193	6,447,332

	SHARES	VALUE (Note 3)
Financials - 17.4% (continued)
Starwood Property Trust, Inc. REIT	418,971	$9,200,603
Starwood Waypoint Residential Trust REIT	53,081	1,380,637
Sun Communities, Inc. REIT	45,600	2,302,800
Synchrony Financial †	307,498	7,549,076
Terrapin 3 Acquisition Corp., Class A †	1,428,000	13,494,600
Virginia Heritage Bank †	97,462	2,753,302
Washington Prime Group, Inc. REIT	514,557	8,994,456
WL Ross Holding Corp. †	2,898,000	28,661,220

		481,527,003

Health Care - 1.6%
Access Pharmaceuticals, Inc. †	219,590	60,387
Acorda Therapeutics, Inc. †	411	13,925
Allergan, Inc.	4,200	748,398
Ambit Biosciences Corp. †	108,125	1,665,125
Authentidate Holding Corp. †(c)	261,423	177,768
Auxilium Pharmaceuticals, Inc. †	175,131	5,227,660
China Medical Technologies, Inc. ADR (China) (3)†(b)(c)	4,931	49
Ensign Group, Inc./The	224,281	7,804,979
NeoStem, Inc. †	32,400	179,172
QLT, Inc. (Canada) †	14,338	64,808
Rotech Healthcare, Inc. (3)†(b)	16,828	224,339
RXi Pharmaceuticals Corp. †	3,161	6,322
Symmetry Medical, Inc. †	150,024	1,513,742
TESARO, Inc. †	168,490	4,535,751
Teva Pharmaceutical Industries Ltd. ADR (Israel)	157,785	8,480,944
Theravance Biopharma, Inc. (Cayman Islands) †	217,588	5,015,403
Theravance, Inc.	503,765	8,609,344

		44,328,116

Industrials - 2.7%
Aegean Marine Petroleum Network, Inc. (Greece)	4,568	41,888
Allegion PLC (Ireland) (c)	503,221	23,973,448
Allied Defense Group, Inc./ The (3)†(b)	190,011	11,401
Civeo Corp.	799,066	9,277,156
Dover Corp.	95,611	7,680,432
Ingersoll-Rand PLC	157,729	8,889,606
Kratos Defense & Security Solutions, Inc. †	67,232	441,042

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Industrials - 2.7% (continued)
Layne Christensen Co. †	10,008	$97,178
MasTec, Inc. †	72,485	2,219,491
MergeWorthRx Corp. †	663,038	5,489,955
NOW, Inc. †	288,227	8,764,983
Pingtan Marine Enterprise Ltd. (China) †	658,049	1,483,900
Premier Alliance Group, Inc. †	91,767	94,520
Vacon OYJ (Finland) (2)	162,987	6,929,523

		75,394,523

Information Technology - 6.4%
Blackhawk Network Holdings, Inc., Class B †	367,462	11,869,023
Citrix Systems, Inc. †	71,700	5,115,078
Compuware Corp.	2,153,500	22,848,635
Concur Technologies, Inc. †	200,080	25,374,146
Conversant, Inc. †	694,000	23,769,500
International Rectifier Corp. †	193,802	7,604,790
Knowles Corp. †	581,297	15,404,371
Leidos Holdings, Inc.	282,359	9,693,384
ModusLink Global Solutions, Inc. †	78,535	280,370
OmniVision Technologies, Inc. †	156,600	4,143,636
ON Semiconductor Corp. †	265,333	2,372,077
Orckit Communications Ltd. (Israel) †	15,174	395
Peregrine Semiconductor Corp. †	23,235	287,417
Science Applications International Corp.	152,686	6,753,302
SinoHub, Inc. (China) (3)†(b)	190,038	1,900
SouthPeak Interactive Corp. (3)†(b)	1,500,000	5,100
Telestone Technologies Corp. (China) †	115,818	5,791
TIBCO Software, Inc. †	577,412	13,644,246
TriQuint Semiconductor, Inc. †	607,504	11,585,101
United Online, Inc.	106,376	1,164,817
Viasystems Group, Inc. †	369,480	5,800,836
Web.com Group, Inc. †	52,500	1,047,900
Yahoo!, Inc. †	216,367	8,816,955

		177,588,770

Materials - 1.5%
China GengSheng Minerals, Inc. (China) (2)†	17,371	1,216
Edgewater Exploration Ltd. (Canada) †	399,100	17,818
Energy Fuels, Inc. (Canada) †	14,400	96,433
Jaguar Mining, Inc. (3)†(b)	167,949	79,638
Lafarge SA (France) (2)	89,984	6,475,821

	SHARES	VALUE (Note 3)
Materials - 1.5% (continued)
Lion One Metals Ltd. (Canada) †	740,315	$198,307
Mines Management, Inc. †	16,120	9,786
Momentive Performance Materials, Inc. (3)†(b)	370,372	6,952,116
RTI International Metals, Inc. †	16,610	409,603
Sapphire Industry Corp. (3)†(b)	25,025	—
Sigma-Aldrich Corp.	184,740	25,126,487
Southern Arc Minerals, Inc. (Canada) †(c)	248,481	9,984
Vale SA ADR (Brazil)	195,535	1,898,645

		41,275,854

Telecommunication Services - 1.3%
BCE, Inc. (Canada)	76,225	3,259,445
Cleveland Unlimited ADR (3)†(b)	1	1,362,790
Enventis Corp.	33,649	611,739
Jazztel PLC (United Kingdom) (2)†	1,659,212	26,807,657
Level 3 Communications, Inc. †	16,356	747,960
tw telecom, Inc. †	70,115	2,917,485
XO holdings, Inc. O Shares (3)†(b)	1,366,340	—

		35,707,076

Utilities - 1.4%
Integrys Energy Group, Inc.	52,471	3,401,170
ONE Gas, Inc.	573,441	19,640,354
ONEOK, Inc.	211,283	13,849,601
Pepco Holdings, Inc.	86,368	2,311,208

		39,202,333

TOTAL COMMON STOCKS (cost $1,263,830,709)		1,210,960,928

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 7.8%	SHARES	VALUE (Note 3)
Consumer Discretionary - 0.9%
Sealy Corp., $25.00 par, 8.000% ,07/15/16 (3)†(b)(d)	299,636	$25,158,922

Consumer Staples - 1.4%
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% , 12/31/49 (e)	96,625	10,507,968
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500%, 02/15/19 (2)(e)(f)	62,897	4,449,963
Tyson Foods, Inc., $50.00 par, 4.750%, 07/15/17 †	119,600	6,023,056
Universal Corp., Perpetual Preferred Stock, $1,000.00 par, 6.750%, 03/15/18 †(e)	16,750	18,425,000

		39,405,987

Energy - 1.6%
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% , 05/17/15 (2)(e)(f)	1,475	1,636,328
Energy XXI Bermuda Ltd., Perpetual Preferred Stock, $250.00 par, 5.625%, 12/31/49 (2)†(e)	9,535	1,850,386
McDermott International, Inc. (Panama), $25.00 par, 6.250%, 04/01/17 †	156,800	3,405,696
Sanchez Energy Corp., Perpetual Preferred Stock, Series A, $50.00 par, 4.875%, 10/05/17 (2)†(e)	411,250	27,335,294
Sanchez Energy Corp., Perpetual Preferred Stock, Series B, $50.00 par, 6.500%, 04/06/18 (2)†(e)	140,250	9,994,215

		44,221,919

Financials - 0.7%
Health Care REIT, Inc., Perpetual Preferred Stock, Series I, $50.00 par, 6.500%, 04/20/18 †(e)	205,600	11,756,208
iStar Financial, Inc., Perpetual Preferred Stock, Series J, $50.00 par, 4.500%, 03/15/18 †(e)	50,625	3,088,125
Ramco-Gershenson Properties Trust, Perpetual Preferred Stock, Series D, $50.00 par, 7.250%, 04/20/18 †(e)	88,725	5,365,201

		20,209,534

Health Care - 0.5%
Amsurg Corp., Series A-1, $100.00 par, 5.250% , 07/01/17 †	81,475	8,713,751
Omnicare Capital Trust II, Series B, $50.00 par, 4.000%, 06/15/33	54,925	4,204,509

		12,918,260

Industrials - 0.0% (a)
Timberjack Corp. ADR, $188,000.00 par, 8.000% ,12/31/16 (3)†(b)	188,000	945

Materials - 0.2%
Alcoa, Inc., Series 1, $50.00 par, 5.375%, 10/01/17 †	75,600	3,772,440

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

			SHARES	VALUE (Note 3)
Utilities - 2.5%
Dominion Resources, Inc., $50.00 par, 6.375%, 07/01/17			57,575	$2,872,992
Dominion Resources, Inc., Series A, $49.00 par, 6.125%, 04/01/16			233,650	13,098,419
Dominion Resources, Inc., Series B, $49.00 par, 6.000%, 07/01/16			242,350	13,632,188
NextEra Energy, Inc., $50.00 par, 5.889%, 09/01/15			97,050	5,814,266
NextEra Energy, Inc., $50.00 par, 5.799%, 09/01/16			241,275	13,171,202
NextEra Energy, Inc., $50.00 par, 5.599%, 06/01/15			338,150	21,073,508

				69,662,575

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $235,176,715)				215,350,582

CORPORATE BONDS - 23.2%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)
Communications - 0.3%
Interactive Network, Inc./FriendFinder Networks, Inc. (2)(g)	14.000%	12/20/18	$849	806,599
WCP Wireless Site Fund 144A (2)(f)	6.829%	11/15/15	3,325	3,436,953
WCP Wireless Site Fund 144A (2)(f)	9.247%	11/15/15	3,000	3,123,468

				7,367,020

Consumer Discretionary - 3.4%
New Red Finance, Inc. 144A (Canada) (2)(f)	6.000%	04/01/22	11,150	11,080,313
Anna Merger Sub, Inc. 144A (2)(f)	7.750%	10/01/22	9,300	9,346,500
Ashtead Capital, Inc. 144A (2)(f)	5.625%	10/01/24	1,700	1,708,500
Baker & Taylor Acquisitions Corp. 144A (3)(b)(f)	15.000%	04/01/17	3,027	2,845,380
Brookstone Co., Inc. (3)(b)(g)	13.000%	10/15/14	516	—
Brookstone Holdings Corp. (3)(b)(d)	10.000%	07/07/21	54	50,161
Cenveo Corp. 144A (2)(f)	6.000%	08/01/19	2,500	2,343,750
Cenveo Corp. 144A (2)(f)	8.500%	09/15/22	1,675	1,570,312
Ceridian LLC/Comdata, Inc. 144A (2)(c)(f)	8.125%	11/15/17	150	150,187
Empire Today LLC/Empire Today Finance Corp. 144A (2)(f)	11.375%	02/01/17	3,250	3,250,000
Exide Technologies (2)(g)	8.625%	02/01/18	33,550	8,387,500
Gannett Co., Inc. 144A (2)(f)	4.875%	09/15/21	300	290,250
Gannett Co., Inc. 144A (2)(f)	5.500%	09/15/24	300	295,500
Gibson Brands, Inc. 144A (2)(f)	8.875%	08/01/18	4,675	4,569,813
Group 1 Automotive, Inc. 144A (2)(f)	5.000%	06/01/22	150	145,125
IDQ Holdings, Inc. 144A (2)(f)	11.500%	04/01/17	4,325	4,687,219
iHeartCommunications, Inc. 144A (2)(f)	9.000%	09/15/22	3,550	3,523,375
JC Penney Corp., Inc. (2)	8.125%	10/01/19	800	780,000
Landry’s, Inc. 144A (2)(f)	9.375%	05/01/20	7,356	7,778,970
MGM Resorts International (2)(c)	6.625%	07/15/15	18,575	19,085,813

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Discretionary - 3.4% (continued)
Roust Trading Ltd., Series AI (Virgin Islands, British) (3)(b)(c)(h)	11.000%	05/31/16	$819	$753,210
Scientific Games International, Inc. 144A (2)(f)	6.625%	05/15/21	12,600	10,521,000
Sinclair Television Group, Inc. 144A (2)(f)	5.625%	08/01/24	1,675	1,612,188
Viking Cruises Ltd. 144A (2)(f)	8.500%	10/15/22	800	870,000

				95,645,066

Consumer Staples - 1.4%
Beam Suntory, Inc. (2)	3.250%	05/15/22	2,650	2,604,619
Beam Suntory, Inc. (2)	3.250%	06/15/23	1,350	1,316,132
C&S Group Enterprises LLC 144A (2)(f)	5.375%	07/15/22	1,675	1,591,250
Central Garden and Pet Co. (2)	8.250%	03/01/18	26,500	26,963,750
US Foods, Inc. (2)	8.500%	06/30/19	4,572	4,847,463
WhiteWave Foods Co./The (2)	5.375%	10/01/22	900	909,000

				38,232,214

Energy - 6.1%
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A (2)(c)(f)	7.125%	11/01/20	800	732,000
American Energy-Permian Basin LLC / AEPB Finance Corp. 144A (2)(c)(f)	7.375%	11/01/21	800	732,000
Antero Resources Corp. 144A (2)(f)	5.125%	12/01/22	2,525	2,455,562
ATP Oil & Gas Corp. (2)(c)(g)	11.875%	05/01/15	4,025	44,275
Baytex Energy Corp. 144A (Canada) (2)(f)	5.125%	06/01/21	1,250	1,218,750
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. (3)(b)	13.750%	12/01/15	5,800	5,749,250
Bonanza Creek Energy, Inc. (2)	5.750%	02/01/23	1,675	1,608,000
CGG SA 144A (France) (2)(f)	6.875%	01/15/22	3,250	2,884,375
CITGO Petroleum Corp. 144A (2)(f)	6.250%	08/15/22	4,175	4,342,000
CONSOL Energy, Inc. 144A (2)(f)	5.875%	04/15/22	800	788,000
ContourGlobal Power Holdings SA 144A (Luxembourg) (2)(c)(f)	7.125%	06/01/19	200	198,000
Copano Energy LLC/Copano Energy Finance Corp. (2)	7.125%	04/01/21	373	414,981
Endeavour International Corp. (3)(b)	12.000%	06/01/18	7,600	1,900,000
Endeavour International Corp., Series WI (2)	12.000%	03/01/18	16,850	12,047,750
Energy XXI Gulf Coast, Inc. 144A (2)(f)	6.875%	03/15/24	1,675	1,574,500
EOAL Cyprus Holdings Ltd. (3)(b)	0.200%	06/30/15	238	3,577
EOAL Cyprus Holdings Ltd. (Cyprus) (3)(b)(g)	15.000%	07/15/15	4,100	41
EOAL Cyprus Holdings Ltd. (3)(b)	20.000%	06/30/15	400	5,997
EPL Oil & Gas, Inc. (2)	8.250%	02/15/18	6,150	6,288,375
Forest Oil Corp. (2)	7.250%	06/15/19	12,205	11,411,675
Forest Oil Corp., Series WI (2)	7.500%	09/15/20	5,825	5,548,312

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Energy - 6.1% (continued)
Global Geophysical Services, Inc. (2)(g)	10.500%	05/01/17	$150	$15,000
Gold Point Energy Corp. (3)(b)(g)	4.500%	05/01/15	1,140	—
Golden Close Maritime Corp. Ltd. MTN (Liberia) (3)(b)	11.000%	12/09/15	1,902	1,978,260
Green Field Energy Services, Inc. 144A (3)(b)(f)(g)	13.250%	11/15/16	2,073	155,475
Gulfport Energy Corp. 144A (2)(f)	7.750%	11/01/20	1,700	1,772,250
Hilcorp Energy I LP/Hilcorp Finance Co. 144A (2)(c)(f)	5.000%	12/01/24	800	770,000
Ithaca Energy, Inc. 144A (Canada) (2)(f)	8.125%	07/01/19	2,075	2,038,687
Jupiter Resources, Inc. 144A (Canada) (2)(f)	8.500%	10/01/22	21,125	18,748,438
Kodiak Oil & Gas Corp., Series WI (Canada) (2)	8.125%	12/01/19	41,125	44,106,563
Linn Energy LLC / Linn Energy Finance Corp. (2)	6.500%	09/15/21	2,125	2,071,875
Linn Energy LLC / Linn Energy Finance Corp., Series WI (2)	6.500%	05/15/19	5,925	5,806,500
Memorial Production Partners LP / Memorial Production Finance Corp. 144A (2)(f)	6.875%	08/01/22	2,925	2,793,375
Norshore Atlantic BV 144A (Netherlands) (2)(f)	12.000%	12/21/18	5,950	5,890,500
Oro Negro Drilling Pte Ltd. (Singapore) 144A (3)(b)(f)	7.500%	01/24/19	3,700	3,690,750
Paragon Offshore PLC 144A (United Kingdom) (2)(c)(f)	6.750%	07/15/22	800	676,000
Paragon Offshore PLC 144A (United Kingdom) (2)(c)(f)	7.250%	08/15/24	800	676,000
Plains Exploration & Production Co. (2)	6.875%	02/15/23	5,053	5,735,155
Rex Energy Corp. 144A (2)(f)	6.250%	08/01/22	300	289,500
Sanchez Energy Corp. 144A (2)(f)	6.125%	01/15/23	2,525	2,500,508
Songa Offshore (Cyprus) (2)	7.500%	12/11/18	25,500	3,691,194
Songa Offshore (Cyprus) (3)(b)	8.400%	05/17/18	15,000	2,311,374
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (2)(c)	5.500%	08/15/22	150	147,000
Teine Energy Ltd. 144A (Canada) (2)(f)	6.875%	09/30/22	1,700	1,668,125
Ultra Petroleum Corp. 144A (Canada) (2)(c)(f)	6.125%	10/01/24	1,700	1,623,500
WPX Energy, Inc. (2)	5.250%	09/15/24	800	776,000

				169,879,449

Financials - 2.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 144A (Ireland) (2)(f)	5.000%	10/01/21	2,800	2,786,000
Ally Financial, Inc. (2)	3.250%	09/29/17	2,800	2,765,000
Aston Escrow Corp. 144A (2)(f)	9.500%	08/15/21	8,325	8,116,875
BPA Laboratories, Inc. 144A (3)(b)(f)	12.250%	04/01/17	5,875	6,330,312
CBRE Services, Inc. (2)(c)	5.250%	03/15/25	1,850	1,838,437
CFG Holdings Ltd./CFG Finance LLC 144A (Cayman Islands) (3)(b)(f)	11.500%	11/15/19	6,412	6,908,930
Cogent Communications Finance, Inc. 144A (2)(f)	5.625%	04/15/21	500	492,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Financials - 2.7% (continued)
Global Investments Group Finance Ltd. 144A (Virgin Islands, British) (3)(b)(f)	11.000%	09/24/17	$2,200	$2,255,000
Highclere Holdings Ltd. (Cayman Islands) (3)(b)	0.000%	02/26/15	1,627	813,134
Infinity Acquisition LLC / Infinity Acquisition Finance Corp. 144A (2)(f)	7.250%	08/01/22	4,150	4,004,750
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(c)(e)	3.833%	12/31/14	3,875	3,875,000
Jasper Explorer PLC (Cyprus) (3)(b)	13.500%	05/27/16	6,000	1,800,000
Kistefos AS (Norway) (2)(i)	11.250%	07/03/15	72,500	11,566,598
Lehman Brothers Holdings, Inc. MTN (2)†(g)	5.625%	01/24/16	33,650	6,856,188
Nuveen Investments, Inc. 144A (2)(f)	9.500%	10/15/20	3,175	3,683,000
Synovus Financial Corp. (2)	5.125%	06/15/17	1,375	1,405,938
Washington Mutual Bank, Bank Note (2)(g)	0.000%	05/01/09	27,750	8,047,500
Weyerhaeuser Real Estate Co. 144A (2)(c)(f)	5.875%	06/15/24	300	298,500

				73,843,662

Health Care - 0.8%
Education Management LLC / Education Management Finance Corp. 144A (3)(b)(f)(h)	15.000%	07/01/18	9,251	4,625,250
Endo Finance LLC & Endo Finco, Inc. 144A (2)(f)	5.375%	01/15/23	1,675	1,599,625
Gentiva Health Services, Inc. (2)	11.500%	09/01/18	14,350	15,246,875

				21,471,750

Industrials - 1.1%
American Airlines Group, Inc. 144A (2)(f)	5.500%	10/01/19	2,800	2,765,000
Edgen Murray Corp. 144A (2)(f)	8.750%	11/01/20	4,495	4,944,500
Fly Leasing Ltd. (Ireland) (2)	6.375%	10/15/21	6,500	6,435,000
Fly Leasing Ltd. (Ireland) (2)	6.750%	12/15/20	8,375	8,710,000
Hardwoods Acquisition, Inc. 144A (2)(f)	7.500%	08/01/21	300	295,500
Tempel Steel Co. 144A (2)(f)	12.000%	08/15/16	5,625	5,625,000
West Corp. 144A (2)(f)	5.375%	07/15/22	800	738,000
Western Express, Inc. 144A (2)(f)	12.500%	04/15/15	2,300	2,044,125

				31,557,125

Information Technology - 1.6%
Alliance Data Systems Corp. 144A (2)(f)	5.375%	08/01/22	1,700	1,649,000
Anixter, Inc. (2)	5.125%	10/01/21	150	148,125
Belden, Inc. 144A (2)(c)(f)	5.250%	07/15/24	150	143,625
Cardtronics, Inc. 144A (2)(f)	5.125%	08/01/22	800	788,000
Goodman Networks, Inc., Series WI (2)(h)	12.125%	07/01/18	30,818	32,358,900
Micron Technology, Inc. 144A (2)(f)	5.500%	02/01/25	6,675	6,541,500
Pegasus Solutions, Inc. 144A (3)(b)(f)(g)	13.000%	04/15/14	4,616	4,293,001
SouthPeak Interactive Corp. (3)(b)(g)	29.000%	12/31/14	1,091	27,650

				45,949,801

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Materials - 4.2%
AK Steel Corp. (2)	7.625%	10/01/21	$3,375	$3,273,750
ArcelorMittal (Luxembourg) (2)	4.250%	02/25/15	975	978,656
ArcelorMittal (Luxembourg) (2)	4.250%	08/05/15	2,575	2,616,844
ArcelorMittal (Luxembourg) (2)(c)	9.500%	02/15/15	775	796,312
Cemex SAB de CV 144A (Mexico) (2)(c)(f)	5.700%	01/11/25	4,225	4,070,788
HudBay Minerals, Inc. 144A (Canada) (2)(f)	9.500%	10/01/20	800	852,000
Momentive Performance Materials, Inc., Series WI (2)	8.875%	10/15/20	13,550	12,144,188
Momentive Performance Materials, Inc. (2)(g)	9.000%	01/15/21	14,350	11,767,000
Momentive Performance Materials, Inc. (2)(g)	11.500%	12/01/16	1,105	11,050
Northland Resources AB, Series . 144A (Sweden) (3)(b)(f)	4.000%	10/15/20	931	18,627
Rockwood Specialties Group, Inc. (2)	4.625%	10/15/20	58,250	60,143,125
Steel Dynamics, Inc. 144A (2)(c)(f)	5.125%	10/01/21	800	812,000
Steel Dynamics, Inc. 144A (2)(f)	5.500%	10/01/24	800	804,000
Verso Paper Holdings LLC / Verso Paper, Inc. 144A (2)(f)	8.750%	02/01/19	23,100	12,705,000
WR Grace & Co.-Conn 144A (2)(f)	5.125%	10/01/21	2,525	2,566,031
WR Grace & Co.-Conn 144A (2)(f)	5.625%	10/01/24	1,700	1,742,500

				115,301,871

Telecommunication Services - 0.8%
Frontier Communications Corp. (2)	6.250%	09/15/21	1,700	1,683,000
Frontier Communications Corp. (2)	6.875%	01/15/25	1,700	1,678,750
NII International Telecom SCA 144A (Luxembourg) (2)(f)(g)	7.875%	08/15/19	6,525	4,355,437
tw telecom holdings, Inc., Series WI (2)	5.375%	10/01/22	2,450	2,633,750
Virgin Media Finance PLC (United Kingdom) (2)	4.875%	02/15/22	11,400	10,801,500
Virgin Media Finance PLC 144A (United Kingdom) (2)(f)	6.000%	10/15/24	900	901,125
Wind Acquisition Finance SA 144A (Luxembourg) (2)(f)	4.750%	07/15/20	1,675	1,608,000

				23,661,562

Telecommunication Services - 0.6%
Level 3 Escrow II, Inc. 144A (2)(f)	5.375%	08/15/22	14,750	14,528,750
NII Capital Corp. (2)(g)	7.625%	04/01/21	4,950	940,500

				15,469,250

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 144A (2)(f)	10.000%	12/01/20	$25,200	$2,142,000
Ferrellgas LP / Ferrellgas Finance Corp., Series WI (2)	6.750%	01/15/22	150	146,250
RJS Power Holdings LLC 144A (2)(f)	5.125%	07/15/19	2,500	2,475,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. (2)(c)	5.500%	06/01/24	875	835,625

				5,598,875

TOTAL CORPORATE BONDS (cost $687,643,836)				643,977,645

CONVERTIBLE BONDS - 32.4%
Consumer Discretionary - 2.7%
Carriage Services, Inc. 144A (2)(f)	2.750%	03/15/21	6,100	6,332,562
Cenveo Corp. (2)	7.000%	05/15/17	1,800	1,886,625
Exide Technologies (2)(g)(i)	0.000%	09/18/13	650	32,500
JAKKS Pacific, Inc. 144A (2)(f)	4.250%	08/01/18	5,775	5,811,094
JAKKS Pacific, Inc. 144A (2)(f)	4.500%	11/01/14	1,550	1,557,750
JAKKS Pacific, Inc. 144A (2)(f)	4.875%	06/01/20	6,250	5,523,437
M/I Homes, Inc. (2)	3.000%	03/01/18	1,800	1,812,375
M/I Homes, Inc. (2)	3.250%	09/15/17	2,300	2,601,875
Meritage Homes Corp. (2)	1.875%	09/15/32	2,475	2,467,266
Palm Harbor Homes, Inc. (3)(b)(g)	3.250%	05/15/24	70	1,796
Sirius XM Radio, Inc. 144A (2)(f)	7.000%	12/01/14	12,019	22,851,124
Standard Pacific Corp. (2)	1.250%	08/01/32	4,625	5,208,906
Tesla Motors, Inc. (2)	1.500%	06/01/18	9,125	18,403,984

				74,491,294

Consumer Staples - 1.1%
Herbalife Ltd. 144A (Cayman Islands) (2)(f)	2.000%	08/15/19	10,975	8,437,031
Rite Aid Corp. (2)	8.500%	05/15/15	300	581,625
Vector Group Ltd. (2)(i)	2.500%	01/15/19	6,675	9,664,920
Vector Group Ltd. (2)(i)	3.750%	11/15/14	6,504	11,544,600

				30,228,176

Energy - 1.7%
Alpha Natural Resources, Inc. (2)	3.750%	12/15/17	2,400	1,705,500
Alpha Natural Resources, Inc. (2)	4.875%	12/15/20	800	473,500
Amyris, Inc. 144A (2)(f)	6.500%	05/15/19	6,075	6,078,797
Cal Dive International, Inc. (2)	5.000%	07/15/17	2,275	1,481,594
Emerald Oil, Inc. 144A (2)(f)	2.000%	04/01/19	3,100	2,877,187
Goodrich Petroleum Corp. (2)	5.000%	10/01/29	1,000	1,000,000
James River Coal Co. (2)(g)	10.000%	06/01/18	310	3,487
PDC Energy, Inc. 144A (2)(f)	3.250%	05/15/16	4,950	6,564,937
Polarcus Ltd. MTN 144A (Norway) (2)(f)	2.875%	04/27/16	400	354,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Energy - 1.7% (continued)
Renewable Energy Group, Inc. (2)	2.750%	06/15/19	$3,650	$3,741,250
Scorpio Tankers, Inc. 144A (2)(f)	2.375%	07/01/19	6,125	5,902,969
USEC, Inc. (2)(g)	3.000%	10/01/14	19,875	7,453,125
Vantage Drilling Co. (Cayman Islands) (2)	7.875%	09/01/42	4,625	4,486,250
Vantage Drilling Co. 144A (Cayman Islands) (2)(f)	5.500%	07/15/43	1,775	1,729,516
ZaZa Energy Corp. 144A (2)(f)	9.000%	08/01/17	3,550	2,842,219

				46,694,331

Financials - 11.2%
American Equity Investment Life Holding Co. 144A (2)(f)	5.250%	12/06/29	15,875	38,159,531
American Realty Capital Properties, Inc. (2)	3.000%	08/01/18	10,700	10,633,125
American Realty Capital Properties, Inc. (2)	3.750%	12/15/20	2,125	2,132,969
Annaly Capital Management, Inc. (2)	5.000%	05/15/15	3,150	3,181,500
Ares Capital Corp. (2)	5.750%	02/01/16	4,425	4,613,062
Ares Capital Corp. 144A (2)(f)	5.125%	06/01/16	3,025	3,157,344
AV Homes, Inc. (2)	7.500%	02/15/16	8,830	9,161,125
AV Homes, Inc. (2)	7.500%	02/15/16	6,643	6,892,112
Cowen Group, Inc. 144A (2)(f)	3.000%	03/15/19	4,550	4,507,344
E*TRADE Financial Corp., Series A (2)	0.000%	08/31/19	1,775	3,889,469
Element Financial Corp. 144A (Canada) (2)(f)	5.125%	06/30/19	13,700	13,292,040
Encore Capital Group, Inc. (2)	3.000%	07/01/20	1,300	1,478,750
Ezcorp, Inc. 144A (2)(f)	2.125%	06/15/19	2,475	2,179,547
Gain Capital Holdings, Inc. 144A (2)(f)	4.125%	12/01/18	3,325	3,059,000
Health Care REIT, Inc. (2)	3.000%	12/01/29	2,400	2,952,000
iStar Financial, Inc. (2)	3.000%	11/15/16	2,800	3,531,500
KCAP Financial, Inc. (2)	8.750%	03/15/16	4,000	4,655,000
Kilroy Realty LP 144A (2)(f)	4.250%	11/15/14	7,390	12,165,787
Lexington Realty Trust 144A (2)(f)	6.000%	01/15/30	7,550	10,872,000
Meadowbrook Insurance Group, Inc. (2)	5.000%	03/15/20	2,575	2,447,859
MF Global Holdings Ltd. (2)(g)	3.375%	08/01/18	1,609	691,870
MGIC Investment Corp. (2)	2.000%	04/01/20	6,600	8,745,000
MGIC Investment Corp. (2)	5.000%	05/01/17	20,525	22,256,797
NorthStar Realty Finance LP 144A (2)(f)	5.375%	06/15/33	300	592,312
PHH Corp. (2)	6.000%	06/15/17	8,125	15,473,047
Prospect Capital Corp. 144A (2)(f)	4.750%	04/15/20	3,925	3,797,438
Radian Group, Inc. (2)	2.250%	03/01/19	12,800	18,280,000
Radian Group, Inc. (2)	3.000%	11/15/17	16,100	22,187,813
Resource Capital Corp. (2)	6.000%	12/01/18	1,350	1,331,438
Ryman Hospitality Properties, Inc. 144A (2)(f)	3.750%	10/01/14	17,025	38,977,001
Stewart Information Services Corp. (2)	6.000%	10/15/14	6,125	14,424,375
Volkswagen International Finance NV 144A (Netherlands) (2)(f)	5.500%	11/09/15	13,500	17,581,466
ZAIS Financial Corp. 144A (2)(f)	8.000%	11/15/16	3,400	3,572,125

				310,871,746

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Health Care - 3.3%
Accuray, Inc., Series A (2)	3.500%	02/01/18	$3,025	$4,545,062
Acorda Therapeutics, Inc. (2)	1.750%	06/15/21	875	907,813
Affymetrix, Inc. (2)	4.000%	07/01/19	4,725	7,226,297
Albany Molecular Research, Inc. 144A (2)(f)	2.250%	11/15/18	1,525	2,338,016
BioMed Realty LP 144A (2)(f)	3.750%	01/15/30	2,250	2,643,750
China Medical Technologies, Inc. 144A (China) (2)(f)(g)	6.250%	12/15/16	2,625	3,281
China Medical Technologies, Inc., (China) Series CMT (2)(g)	4.000%	08/15/13	250	313
Healthways, Inc. 144A (2)(f)	1.500%	07/01/18	2,000	2,076,250
Illumina, Inc. (2)	0.250%	03/15/16	1,225	2,433,922
Molina Healthcare, Inc. (2)	3.750%	10/01/14	1,875	2,662,573
PDL BioPharma, Inc. (2)	2.875%	02/15/15	1,400	1,990,625
Regeneron Pharmaceuticals, Inc. (2)	1.875%	10/01/16	11,925	50,942,109
Sequenom, Inc. (2)	5.000%	10/01/17	7,325	7,009,109
Spectrum Pharmaceuticals, Inc. 144A (2)(f)	2.750%	12/15/18	5,600	5,803,000

				90,582,120

Industrials - 3.1%
Aegean Marine Petroleum Network, Inc. (Greece) (2)	4.000%	11/01/18	1,000	971,875
CBIZ, Inc. 144A (2)(f)	4.875%	10/01/15	1,400	1,664,250
China Linen Textile Industry Ltd. (Cayman Islands) (3)(b)(g)	7.500%	12/31/14	1,850	—
DryShips, Inc. (Greece) (2)	5.000%	12/01/14	14,000	13,842,500
GenCorp, Inc. (2)	4.063%	12/31/39	3,575	6,341,156
General Cable Corp. (2)(h)	4.500%	11/15/29	1,470	1,021,650
Hawaiian Holdings, Inc. (2)	5.000%	03/15/16	300	531,375
Huron Consulting Group, Inc. 144A (2)(f)	1.250%	10/01/19	1,150	1,118,375
JetBlue Airways Corp., Series A-C (2)	6.750%	10/15/39	4,000	8,680,000
Lufthansa Malta Blues LP, Series JBLU 144A (Malta) (2)(f)	0.750%	04/05/17	2,800	5,934,668
MasTec, Inc. (2)	4.250%	12/15/14	2,400	4,746,000
Meritor, Inc. (2)(h)	4.625%	03/01/26	2,000	2,076,250
Navistar International Corp. (2)	3.000%	10/15/14	10,903	10,882,557
Terex Corp. (2)	4.000%	06/01/15	4,550	8,991,937
Titan International, Inc. 144A (2)(f)	5.625%	01/15/17	7,575	9,577,641
UTi Worldwide, Inc. 144A (Virgin Islands, British) (2)(f)	4.500%	03/01/19	10,225	10,883,234

				87,263,468

Information Technology - 8.0%
Ciena Corp. 144A (2)(f)	4.000%	03/15/15	6,800	7,042,250
Ciena Corp., Series WI (2)	4.000%	12/15/20	4,700	5,625,312
Convergys Corp. (2)	5.750%	09/15/29	7,825	13,615,500
Finisar Corp. 144A (2)(f)	5.000%	10/15/29	400	627,250
GT Advanced Technologies, Inc. (2)	3.000%	10/01/17	3,325	5,108,031
j2 Global, Inc. (2)	3.250%	06/15/29	2,475	2,467,266
Microchip Technology, Inc. (2)	2.125%	12/15/37	5,250	9,742,031
Micron Technology, Inc. (2)	2.375%	05/01/32	5,600	19,957,000
Micron Technology, Inc., Series F (2)	2.125%	02/15/33	1,375	4,320,078
ModusLink Global Solutions, Inc. 144A (2)(f)	5.250%	03/01/19	7,600	6,878,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Information Technology - 8.0% (continued)
Nuance Communications, Inc. (2)	2.750%	11/01/31	$600	$591,750
Palo Alto Networks, Inc. 144A (2)(f)	0.000%	07/01/19	1,525	1,692,750
Photronics, Inc. (2)	5.500%	10/01/14	2,200	3,483,700
Powerwave Technologies, Inc. (3)(b)(g)	3.875%	10/01/27	4,104	410
Powerwave Technologies, Inc. 144A (2)(f)(g)	2.750%	07/15/41	3,900	39,000
Quantum Corp. (2)	4.500%	11/15/17	1,650	1,668,563
Rambus, Inc. (2)	1.125%	08/15/18	5,600	6,828,500
SouthPeak Interactive Corp. (3)(b)(g)	10.000%	12/31/14	2,500	63,345
SunEdison, Inc. 144A (2)(f)	0.250%	01/15/20	1,675	1,637,313
SunEdison, Inc. 144A (2)(f)	2.000%	10/01/18	32,075	46,669,125
SunEdison, Inc. 144A (2)(f)	2.750%	01/01/21	6,675	9,908,203
SunPower Corp. (2)	4.500%	03/15/15	625	948,438
VeriSign, Inc. (2)	4.086%	08/15/37	27,135	45,603,759
Vishay Intertechnology, Inc. 144A (2)(f)	2.250%	11/15/40	3,475	3,937,609
WebMD Health Corp. (2)	2.250%	03/31/16	5,075	5,113,063
WebMD Health Corp. 144A (2)(f)	1.500%	12/01/20	17,025	17,205,891

				220,774,137

Materials - 0.6%
A.M. Castle & Co. 144A (2)(f)	7.000%	12/15/17	925	1,000,156
Cemex SAB de CV (Mexico) (2)	3.750%	03/15/18	1,625	2,391,797
Cereplast, Inc. (3)(b)(g)	7.000%	06/01/16	3,516	—
Molycorp, Inc. (2)	6.000%	09/01/17	3,675	1,286,250
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.000%	06/01/18	300	3,000
ShengdaTech, Inc. 144A (3)(b)(f)(g)	6.500%	12/15/15	1,200	12,000
Sterlite Industries India Ltd. (India) (2)	4.000%	10/30/14	5,350	5,316,563
Stillwater Mining Co. (2)	1.750%	10/15/32	4,825	6,154,891

				16,164,657

Utilities - 0.7%
NRG Yield, Inc. 144A (2)(f)	3.500%	02/01/19	17,600	19,756,000

TOTAL CONVERTIBLE BONDS (cost $853,202,895)				896,825,929

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CLOSED END FUNDS - 4.9%	SHARES	VALUE (Note 3)
Aberdeen Global Income Fund, Inc. (c)	10,003	$106,932
Adams Express Co. (c)	48,279	673,009
Advent Claymore Convertible Securities and Income Fund II (c)	113,499	770,658
Advent Claymore Enhanced Growth & Income Fund (c)	42,111	399,633
Alliance California Municipal Income Fund, Inc. (c)	23,166	312,973
Alpine Global Dynamic Dividend Fund (c)	22,571	223,227
Alpine Global Premier Properties Fund (c)	110,586	759,726
Apollo Senior Floating Rate Fund, Inc. (c)	8,716	149,044
Ares Dynamic Credit Allocation Fund, Inc. (c)	20,919	356,460
ASA Gold and Precious Metals Ltd. (c)	455	5,351
Avenue Income Credit Strategies Fund (c)	16,368	274,982
Babson Capital Global Short Duration High Yield Fund	4,418	100,642
BlackRock Build America Bond Trust	13,528	284,359
BlackRock California Municipal Income Trust (c)	1,453	21,068
BlackRock Core Bond Trust	170,114	2,274,424
BlackRock Corporate High Yield Fund, Inc.	197,686	2,338,625
BlackRock Credit Allocation Income Trust	610,917	8,131,305
BlackRock EcoSolutions Investment Trust	2,236	17,061
BlackRock Energy and Resources Trust	26,426	632,110
BlackRock Enhanced Capital and Income Fund, Inc.	34,217	508,122
BlackRock Enhanced Equity Dividend Trust	511,292	4,192,594
BlackRock Floating Rate Income Strategies Fund, Inc.	8,131	114,322
BlackRock Global Opportunities Equity Trust	261,281	3,686,675
BlackRock Income Opportunity Trust, Inc.	228,506	2,367,322
BlackRock International Growth and Income Trust	123,172	927,485
BlackRock Limited Duration Income Trust	13,057	211,132
BlackRock Long-Term Municipal Advantage Trust	9,966	112,217
BlackRock Muni Intermediate Duration Fund, Inc.	27,490	397,780
BlackRock MuniAssets Fund, Inc.	12,664	166,278
BlackRock Municipal Income Investment Quality Trust	24,676	348,919
BlackRock Municipal Income Quality Trust	21,360	295,622

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
BlackRock Municipal Target Term Trust	126,356	$2,510,694
BlackRock MuniEnhanced Fund, Inc.	5,694	63,773
BlackRock MuniHoldings California Quality Fund, Inc.	77,842	1,107,692
BlackRock MuniHoldings Investment Quality Fund	38,977	541,780
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	38,020	531,900
BlackRock MuniHoldings New York Quality Fund, Inc.	8,442	112,701
BlackRock MuniHoldings Quality Fund II, Inc.	18,369	243,940
BlackRock MuniHoldings Quality Fund, Inc.	31,329	406,337
BlackRock MuniYield California Fund, Inc.	4,629	70,129
BlackRock MuniYield California Quality Fund, Inc.	44,946	654,863
BlackRock MuniYield Investment Quality Fund	17,855	238,007
BlackRock MuniYield Michigan Quality Fund II, Inc.	33,240	416,497
BlackRock MuniYield Michigan Quality Fund, Inc.	42,712	570,205
BlackRock MuniYield New Jersey Fund, Inc.	15,606	226,755
BlackRock MuniYield New Jersey Quality Fund, Inc.	14,307	199,583
BlackRock MuniYield New York Quality Fund, Inc.	6,984	89,535
BlackRock MuniYield Pennsylvania Quality Fund	24,782	348,187
BlackRock MuniYield Quality Fund II, Inc.	11,253	143,926
BlackRock MuniYield Quality Fund III, Inc.	23,280	319,169
BlackRock New Jersey Municipal Income Trust	200	2,908
BlackRock Real Asset Equity Trust	209,333	1,773,051
BlackRock Resources & Commodities Strategy Trust	245,333	2,755,090
Blackstone/GSO Long-Short Credit Income Fund	12,448	207,882
Blackstone/GSO Strategic Credit Fund	76,631	1,285,868
Brookfield High Income Fund, Inc.	6,155	57,672
CBRE Clarion Global Real Estate Income Fund	163,956	1,373,951
Central Securities Corp.	56,517	1,298,761
Cohen & Steers Closed-End Opportunity Fund, Inc.	48,539	632,463
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	26,840	662,411
Cohen & Steers Quality Income Realty Fund, Inc.	168,842	1,794,790
Cohen & Steers REIT and Preferred Income Fund, Inc.	91,265	1,594,400
Cohen & Steers Select Preferred and Income Fund, Inc.	21,815	558,028

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Cohen & Steers Total Return Realty Fund, Inc.	24,455	$292,237
Cushing Renaissance Fund/The	500	13,695
Cutwater Select Income Fund	16,299	321,905
Delaware Investments Minnesota Municipal Income Fund II, Inc.	9,184	123,892
Deutsche High Income Opportunities Fund, Inc.	42,041	615,480
Deutsche High Income Trust	20,644	184,557
DTF Tax-Free Income, Inc.	6,660	100,100
Duff & Phelps Utility and Corporate Bond Trust, Inc.	3,263	31,945
Eaton Vance California Municipal Bond Fund	52,587	596,337
Eaton Vance Floating-Rate Income Trust	4,678	68,158
Eaton Vance Limited Duration Income Fund	88,707	1,293,348
Eaton Vance Municipal Bond Fund	56,260	704,375
Eaton Vance Municipal Bond Fund II	8,574	108,110
Eaton Vance National Municipal Opportunities Trust	44,962	895,643
Eaton Vance New York Municipal Bond Fund	38,115	469,958
Eaton Vance Risk-Managed Diversified Equity Income Fund	70,824	827,933
Eaton Vance Senior Income Trust	25,849	168,277
Eaton Vance Short Duration Diversified Income Fund	41,714	611,944
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	24,613	347,536
Eaton Vance Tax-Advantaged Dividend Income Fund	44,440	897,244
Ellsworth Fund Ltd. (c)	28,306	244,847
First Trust Aberdeen Emerging Opportunity Fund	1,938	34,477
First Trust Aberdeen Global Opportunity Income Fund	33,287	452,703
First Trust Enhanced Equity Income Fund	24,156	345,189
First Trust High Income Long/Short Fund	84,427	1,442,857
First Trust Senior Floating Rate Income Fund II	1,145	15,526
First Trust Strategic High Income Fund II	9,819	151,114
Fort Dearborn Income Securities, Inc.	16,673	241,258
Franklin Limited Duration Income Trust	54,874	679,340
Gabelli Healthcare & WellnessRx Trust/The	12,408	122,963
Guggenheim Build America Bonds Managed Duration Trust	9,265	197,437
Invesco Advantage Municipal Income Trust II	65,079	740,599

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Invesco Bond Fund	58,101	$1,079,517
Invesco California Value Municipal Income Trust	39,328	480,588
Invesco Dynamic Credit Opportunities Fund	30,431	375,823
Invesco High Income Trust II	2,216	34,481
Invesco Municipal Income Opportunities Trust	15,964	108,396
Invesco Municipal Opportunity Trust	102,171	1,280,203
Invesco Municipal Trust	85,036	1,067,202
Invesco Pennsylvania Value Municipal Income Trust	5,049	65,637
Invesco Quality Municipal Income Trust	76,204	923,592
Invesco Trust for Investment Grade Municipals	82,536	1,082,047
Invesco Trust for Investment Grade New York Municipals	3,551	47,619
Invesco Value Municipal Income Trust	25,698	390,096
John Hancock Hedged Equity & Income Fund	6,152	107,475
John Hancock Income Securities Trust	8,578	120,950
John Hancock Premium Dividend Fund	116,645	1,533,882
John Hancock Tax-Advantaged Dividend Income Fund	65,696	1,353,995
Liberty All Star Equity Fund	126,657	738,410
LMP Corporate Loan Fund, Inc.	4,390	50,704
LMP Real Estate Income Fund, Inc.	36,666	411,759
Madison Covered Call & Equity Strategy Fund	39,962	335,681
MFS Investment Grade Municipal Trust	22,279	203,630
MFS Municipal Income Trust	32,746	214,486
Montgomery Street Income Securities, Inc.	12,925	210,936
Morgan Stanley Emerging Markets Fund, Inc.	4,564	70,605
Morgan Stanley Income Securities, Inc.	42,667	759,473
Neuberger Berman High Yield Strategies Fund, Inc.	17,206	222,129
Neuberger Berman Real Estate Securities Income Fund, Inc.	21,226	102,309
New America High Income Fund, Inc./The	12,752	119,996
Nuveen AMT-Free Municipal Income Fund	105,030	1,421,056
Nuveen Arizona Premium Income Municipal Fund	13,558	184,931
Nuveen Build America Bond Opportunity Fund	14,726	312,191
Nuveen Build American Bond Term Fund	49,152	1,002,209
Nuveen California AMT-Free Municipal Income Fund	85,900	1,194,869

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Nuveen California Dividend Advantage Municipal Fund	22,433	$319,670
Nuveen California Dividend Advantage Municipal Fund 2	21,732	300,771
Nuveen California Dividend Advantage Municipal Fund 3	50,594	646,591
Nuveen Connecticut Premium Income Municipal Fund	35,841	445,862
Nuveen Credit Strategies Income Fund	172,331	1,538,916
Nuveen Diversified Dividend & Income Fund	39,231	456,649
Nuveen Dividend Advantage Municipal Fund	68,776	951,860
Nuveen Dividend Advantage Municipal Fund 2	69,146	963,204
Nuveen Dividend Advantage Municipal Fund 3	66,763	912,650
Nuveen Dividend Advantage Municipal Income Fund	46,555	656,891
Nuveen Georgia Dividend Advantage Municipal Fund 2	19,326	245,827
Nuveen Global Equity Income Fund	55,610	742,950
Nuveen Intermediate Duration Municipal Term Fund	72,703	906,606
Nuveen Investment Quality Municipal Fund, Inc.	21,657	322,040
Nuveen Maryland Premium Income Municipal Fund	63,851	798,776
Nuveen Massachusetts Premium Income Municipal Fund	2,621	34,754
Nuveen Municipal Advantage Fund, Inc.	70,429	950,087
Nuveen Municipal Market Opportunity Fund, Inc.	83,489	1,107,064
Nuveen Municipal Opportunity Fund, Inc.	101,595	1,447,729
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	43,293	575,797
Nuveen New Jersey Premium Income Municipal Fund, Inc.	24,673	335,800
Nuveen New York AMT-Free Municipal Income Fund	90,096	1,153,229
Nuveen New York Dividend Advantage Municipal Fund	22,205	295,993
Nuveen New York Performance Plus Municipal Fund, Inc.	18,214	253,721
Nuveen North Carolina Premium Income Municipal Fund	39,608	508,963
Nuveen Ohio Quality Income Municipal Fund	2,771	43,006
Nuveen Pennsylvania Investment Quality Municipal Fund	55,438	755,066
Nuveen Performance Plus Municipal Fund, Inc.	66,519	964,526
Nuveen Preferred & Income Term Fund	28,397	650,575
Nuveen Preferred Income Opportunities Fund	171,857	1,581,084
Nuveen Premier Municipal Income Fund, Inc.	36,180	486,621

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Nuveen Premium Income Municipal Fund 2, Inc.	137,036	$1,884,245
Nuveen Premium Income Municipal Fund 4, Inc.	37,798	481,169
Nuveen Premium Income Municipal Fund, Inc.	98,609	1,322,347
Nuveen Quality Income Municipal Fund, Inc.	92,566	1,267,229
Nuveen Quality Municipal Fund, Inc.	88,094	1,139,936
Nuveen Quality Preferred Income Fund	159,571	1,300,504
Nuveen Quality Preferred Income Fund II	370,934	3,230,835
Nuveen Quality Preferred Income Fund III	70,097	586,712
Nuveen Select Quality Municipal Fund, Inc.	75,433	1,031,169
Nuveen Select Tax Free	495	6,826
Nuveen Select Tax Free 2	765	10,121
Nuveen Short Duration Credit Opportunities Fund	6,372	109,089
Nuveen Tax-Advantaged Dividend Growth Fund	11,081	171,423
Nuveen Texas Quality Income Municipal Fund	4,753	69,156
Nuveen Virginia Premium Income Municipal Fund	26,341	346,384
PCM Fund, Inc.	19,351	214,796
Petroleum & Resources Corp.	73,924	2,129,011
PIMCO California Municipal Income Fund III	19,906	207,022
PIMCO Corporate & Income Opportunity Fund	78,731	1,343,151
PIMCO Corporate & Income Strategy Fund	27,201	429,504
PIMCO Global StocksPLUS & Income Fund	9,752	198,258
PIMCO High Income Fund	37,548	437,810
PIMCO Income Opportunity Fund	9,985	275,486
PIMCO Income Strategy Fund	29,543	352,743
PIMCO Income Strategy Fund II	35,569	374,542
PIMCO Municipal Income Fund	19,785	271,055
PIMCO Municipal Income Fund II	13,383	155,912
PIMCO Strategic Income Fund, Inc.	33,299	328,328
Pioneer Floating Rate Trust	7,542	88,619
Prudential Global Short Duration High Yield Fund, Inc.	15,609	257,549
Putnam High Income Securities Fund	42,303	351,961
Putnam Managed Municipal Income Trust	73,930	523,424
Putnam Municipal Opportunities Trust	91,218	1,067,251
RMR Real Estate Income Fund	6,065	114,325

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 4.9% (continued)
Source Capital, Inc. (c)	4,083	$265,354
Stone Harbor Emerging Markets Total Income Fund	3,797	70,017
Templeton Global Income Fund	55,808	443,674
Transamerica Income Shares, Inc.	20,935	426,865
Voya Natural Resources Equity Income Fund (c)	37,991	393,587
Wells Fargo Advantage Global Dividend Opportunity Fund	64,713	518,998
Wells Fargo Advantage Income Opportunities Fund	32,308	292,387
Wells Fargo Advantage Multi-Sector Income Fund	94,338	1,316,958
Western Asset Global Corporate Defined Opportunity Fund, Inc.	89,294	1,624,258
Western Asset Global High Income Fund, Inc.	12,740	155,301
Western Asset Global Partners Income Fund, Inc.	6,000	62,400
Western Asset High Income Opportunity Fund, Inc.	95,262	551,567
Western Asset Income Fund	24,664	330,498
Western Asset Intermediate Muni Fund, Inc.	289	2,806
Western Asset Investment Grade Defined Opportunity Trust, Inc.	5,540	112,351
Western Asset Managed High Income Fund, Inc.	80,161	443,290
Western Asset Municipal High Income Fund, Inc.	28,637	207,905
Western Asset Municipal Partners Fund, Inc.	10,388	154,366
Western Asset Worldwide Income Fund, Inc.	42,664	522,207

TOTAL CLOSED END FUNDS (cost $129,180,227)		136,226,825

LOAN PARTICIPATIONS - 0.6%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Discretionary - 0.2%
Dex Media West, Inc. (2)(i)	8.000%	12/30/16	$1,411	$1,288,478
Exide Technologies (2)	9.000%	10/09/14	4,154	4,081,417
RH Donnelley, Inc. (2)(i)	9.750%	10/24/14	3,464	2,530,165

				7,900,060

Financials - 0.1%
J.G. Wentworth LLC (3)(b)(i)	7.000%	01/22/18	1,876	1,866,793

Materials - 0.1%
Momentive Performance Materials, Inc. (3)(b)(i)	4.000%	04/15/15	3,000	2,992,500

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (2)(i)	4.250%	06/06/16	$5,050	$5,020,559

TOTAL LOAN PARTICIPATIONS (cost $18,712,900)				17,779,912

PREFERRED STOCKS - 0.4%	SHARES	VALUE (Note 3)
Financials - 0.3%
Ally Financial, Inc., Perpetual Preferred Stock, Series G 144A (2)(c)(e)(f)	2,175	$2,177,039
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series V †(e)	184,409	1,475,272
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series W †(e)	91,025	709,995
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series X †(e)	80,343	637,923
Federal Home Loan Mortgage Corp., Perpetual Preferred Stock, Series Z †(e)	248,730	2,561,919
Federal National Mortgage Association, Perpetual Preferred Stock, Series S †(e)	248,730	2,288,316
First Bank, Inc., Perpetual Preferred Stock (3)†(b)(e)	2,458	791,900

		10,642,364

Utilities - 0.1%
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A †(e)	218,975	1,578,810

TOTAL PREFERRED STOCKS (cost $12,751,479)		12,221,174

RIGHTS - 0.2%
Financials - 0.1%
1347 Capital Corp. †	420,504	147,177
Garnero Group Acquisition Co. (Brazil) (2)†	2,430,200	680,456
Quartet Merger Corp. †	907,200	771,120

		1,598,753

Health Care - 0.1%
American Medical Alert Corp. (3)†(b)	283,523	2,835
American Surgical Holdings, Inc. (3)†(b)	15,747	—
Chelsea Therapeutics International Ltd. (3)†(b)	4,668,137	355,945

	SHARES
Health Care - 0.1% (continued)
Community Health Systems, Inc. †(c)	2,402,200	72,066
Forest Laboratories, Inc. (3)†(b)	335,833	—
Furiex Pharmaceuticals, Inc. (3)†(b)	251,398	2,467,572

		2,898,418

Information Technology - 0.0% (a)
Gerber Scientific, Inc. (3)†(b)	879,944	—

TOTAL RIGHTS (cost $—)		4,497,171

WARRANTS - 0.6%
Consumer Discretionary - 0.1%
EveryWare Global, Inc. †	756,000	64,260
General Motors Co. †	356,485	313,707
Hemisphere Media Group, Inc. (3)†(b)	743,407	817,747
IVS Group SA (Luxembourg) (2)†	590,301	335,511
Jason Industries, Inc. †	1,933,070	2,918,936

		4,450,161

Energy - 0.0% (a)
Glori Energy, Inc. †	287,100	252,648
Green Field Energy Services, Inc. (3)†(b)	2,025	—
Harvest Natural Resources, Inc. (3)†(b)	51,454	2,769
Integrated Drilling Equipment Holdings Corp. (3)†(b)(c)	680,000	20,400

		275,817

Financials - 0.3%
1347 Capital Corp. (2)†	420,504	84,101
Aquasition Corp. (United Kingdom) (3)†(b)(c)	763,024	122,084
Associated Banc-Corp †	20,065	38,525
Boston Private Financial Holdings, Inc. (2)†	97,674	546,974
Boulevard Acquisition Corp. (2)†(c)	504,000	267,624
Cambridge Capital Acquisition Corp. (2)†	1,478,400	547,008
Capitol Acquisition Corp. II (2)†	720,000	244,800
Chart Acquisition Corp. (3)†(b)	1,268,625	697,744

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 0.3% (continued)
Cis Acquisition Ltd. (Russian Federation) †	850,000	$399,500
Collabrium Japan Acquisition Corp. (United Kingdom) †	595,000	107,100
Comerica, Inc. †	9,708	45,045
Garnero Group Acquisition Co. (Brazil) (2)†	2,430,200	291,624
Hennessy Capital Acquisition Corp. †	756,000	396,900
Levy Acquisition Corp. (3)†(b)	945,000	330,750
Neostem (3)†(b)	243,000	3,621
Prime Acquisition Corp. (China) (3)†(b)	524,728	94,451
ROI Acquisition Corp. II †	882,000	194,040
Silver Eagle Acquisition Corp. †	1,971,250	768,787
Terrapin 3 Acquisition Corp. †	1,428,000	319,872
Valley National Bancorp †	49,509	11,387
WL Ross Holding Corp. (2)†	2,898,000	2,115,540

		7,627,477

Health Care - 0.0% (a)
Cormedix, Inc. †(c)	75,400	26,390
Healthcare Corp. of America (3)†(b)	414,792	871
Mast Therapeutics, Inc. (3)†(b)	103,750	5,011
Pluristem Therapeutics, Inc. (Israel) (3)†(b)	63,750	22,950
ReGeneRx Biopharmaceuticals, Inc. (3)†(b)	240,000	7,200
Venaxis, Inc. (3)†(b)	24,000	10,080

		72,502

Industrials - 0.1%
Genco Shipping & Trading Ltd. †	282,502	1,652,637
Jack Cooper Holdings Corp. (2)†	2,223	355,680
Pingtan Marine Enterprise Ltd. (China) (3)†(b)	395,000	59,250

		2,067,567

Information Technology - 0.1%
exceet Group SE (Germany) (2)†	72,000	6,821
Global Eagle Entertainment, Inc. †	372,773	1,658,840
Net Element International, Inc. (Bulgaria) †	319,668	57,540
RMG Networks Holding Corp. (2)†	631,210	107,306
Transwitch Corp. (3)†(b)	640,000	6

		1,830,513

Materials - 0.0% (a)
Plastec Technologies Ltd. (Hong Kong) (3)†(b)	56,004	—

	SHARES	VALUE (Note 3)
Materials - 0.0% (a) (continued)
Tecnoglass, Inc. †	371,009	$1,168,678

		1,168,678

Utilities - 0.0% (a)
Electrawinds SE (Germany) (3)†(b)	621,000	3,922

TOTAL WARRANTS (cost $8,222,315)		17,496,637

	SHARES
MONEY MARKET FUNDS - 14.1%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (2)(j)	6,397,754	6,397,754
Dreyfus Treasury Cash Management, Class I, 0.010% (2)(j)	25,591,018	25,591,018
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.040% (2)(j)(k)	115,913,192	115,913,192
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(j)	210,085,937	210,085,937
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (2)(j)	31,988,772	31,988,772

TOTAL MONEY MARKET FUNDS (cost $389,976,673)		389,976,673

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $3,598,697,749)		3,545,313,476

SECURITIES SOLD SHORT- (32.1)%

COMMON STOCKS - (29.8)%
Consumer Discretionary - (2.3)%
Carriage Services, Inc.	(190,585)	(3,302,838)
EW Scripps Co./The, Class A †	(161,297)	(2,630,754)
Family Dollar Stores, Inc.	(4,400)	(339,856)
Group 1 Automotive, Inc.	(10,548)	(766,945)
International Game Technology	(143,400)	(2,419,158)
JAKKS Pacific, Inc. †	(958,499)	(6,805,343)
M/I Homes, Inc. †	(89,905)	(1,781,917)
Meritage Homes Corp. †	(19,580)	(695,090)
New Media Investment Group, Inc.	(1)	(17)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Consumer Discretionary - (2.3)% (continued)
Sirius XM Holdings, Inc. †	(3,064,923)	$(10,696,581)
Standard Pacific Corp. †	(360,624)	(2,701,074)
Tesla Motors, Inc. †	(69,615)	(16,894,168)
Twenty-First Century Fox, Inc., Class A	(410,131)	(14,063,392)

		(63,097,133)

Consumer Staples - (1.3)%
Bunge Ltd.	(44,097)	(3,714,290)
Herbalife Ltd.	(7,652)	(334,775)
Post Holdings, Inc. †	(106,918)	(3,547,539)
Rite Aid Corp. †	(113,590)	(549,776)
Tyson Foods, Inc., Class A	(110,745)	(4,360,031)
Universal Corp.	(195,564)	(8,681,086)
Vector Group Ltd.	(694,658)	(15,407,512)

		(36,595,009)

Energy - (2.8)%
Alpha Natural Resources, Inc. †	(210,849)	(522,905)
Cal Dive International, Inc. †	(178,948)	(173,580)
Chesapeake Energy Corp.	(36,111)	(830,192)
Emerald Oil, Inc. †	(240,228)	(1,477,402)
Energy XXI Bermuda Ltd.	(68,353)	(775,807)
McDermott International, Inc. †	(440,514)	(2,519,740)
PDC Energy, Inc. †	(94,564)	(4,755,624)
Polarcus Ltd. (Norway) (2)†	(155,079)	(41,740)
Renewable Energy Group, Inc. †	(198,141)	(2,011,131)
Royal Dutch Shell PLC ADR (Netherlands)	(170,558)	(13,494,549)
Sanchez Energy Corp. †	(1,120,018)	(29,411,673)
Scorpio Tankers, Inc. (Monaco)	(294,345)	(2,446,007)
Vantage Drilling Co. †	(1,046,037)	(1,328,467)
Whiting Petroleum Corp. †	(234,769)	(18,206,336)
ZaZa Energy Corp. †	(16,465)	(59,768)

		(78,054,921)

Financials - (8.0)%
American Equity Investment Life Holding Co.	(1,658,830)	(37,954,030)
American Realty Capital Properties, Inc. REIT	(186,396)	(2,247,936)
Ares Capital Corp.	(32,446)	(524,327)
Associated Banc-Corp	(9,438)	(164,410)
AV Homes, Inc. †	(197,686)	(2,896,100)
Bank of the Ozarks, Inc.	(7,746)	(244,154)
BioMed Realty Trust, Inc. REIT	(127,599)	(2,577,500)
Boston Private Financial Holdings, Inc.	(88,620)	(1,098,002)

	SHARES	VALUE (Note 3)
Financials - (8.0)% (continued)
Cowen Group, Inc., Class A †	(529,268)	$(1,984,755)
E*TRADE Financial Corp. †	(167,372)	(3,780,933)
Eagle Bancorp, Inc. †	(47,988)	(1,526,978)
Element Financial Corp. (Canada) †	(391,429)	(4,746,289)
Encore Capital Group, Inc. †	(23,315)	(1,033,088)
Ezcorp, Inc., Class A †	(96,288)	(954,214)
Gain Capital Holdings, Inc.	(109,448)	(697,184)
Health Care REIT, Inc. REIT	(142,401)	(8,881,550)
HomeStreet, Inc.	(17,327)	(296,118)
iStar Financial, Inc. REIT †	(354,123)	(4,780,661)
KCAP Financial, Inc.	(282,814)	(2,350,184)
Kilroy Realty Corp. REIT	(205,669)	(12,224,965)
Lexington Realty Trust REIT	(971,476)	(9,510,750)
Meadowbrook Insurance Group, Inc.	(172,413)	(1,008,616)
MGIC Investment Corp. †	(1,307,462)	(10,211,278)
NorthStar Asset Management Corp., Inc. †	(1,074)	(19,783)
NorthStar Realty Finance Corp. REIT	(889,154)	(15,711,351)
PHH Corp. †	(609,971)	(13,638,952)
Prospect Capital Corp.	(23,794)	(235,561)
Radian Group, Inc.	(2,080,239)	(29,664,208)
Ramco-Gershenson Properties Trust REIT	(230,900)	(3,752,125)
Resource Capital Corp. REIT	(52,703)	(256,664)
Ryman Hospitality Properties, Inc. REIT	(463,966)	(21,945,592)
Stewart Information Services Corp.	(475,544)	(13,957,216)
Valley National Bancorp	(1,891)	(18,324)
Washington Prime Group, Inc. REIT	(627,470)	(10,968,176)
ZAIS Financial Corp. REIT	(70,517)	(1,217,123)

		(223,079,097)

Health Care - (3.1)%
Accuray, Inc. †	(499,625)	(3,627,277)
Acorda Therapeutics, Inc. †	(14,803)	(501,526)
Affymetrix, Inc. †	(706,993)	(5,641,804)
Albany Molecular Research, Inc. †	(85,867)	(1,895,085)
Allergan, Inc.	(4,200)	(748,398)
Amsurg Corp. †	(133,980)	(6,705,699)
China Medical Technologies, Inc. ADR (China) (3)†(b)	(45,264)	(452)
Healthways, Inc. †	(70,386)	(1,127,584)
Illumina, Inc. †	(13,929)	(2,283,242)
Molina Healthcare, Inc. †	(18,577)	(785,807)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Health Care - (3.1)% (continued)
Omnicare, Inc.	(60,545)	$(3,769,532)
PDL BioPharma, Inc.	(262,973)	(1,964,408)
Regeneron Pharmaceuticals, Inc. †	(141,933)	(51,169,685)
Sequenom, Inc. †	(854,643)	(2,538,290)
Spectrum Pharmaceuticals, Inc. †	(380,423)	(3,096,643)

		(85,855,432)

Industrials - (1.9)%
Aegean Marine Petroleum Network, Inc. (Greece)	(44,621)	(409,175)
Allegion PLC (Ireland)	(2)	(95)
CBIZ, Inc. †	(141,672)	(1,114,959)
Cenveo, Inc. †	(221,712)	(547,629)
GenCorp, Inc. †	(397,156)	(6,342,581)
General Cable Corp.	(32,451)	(489,361)
Hawaiian Holdings, Inc. †	(36,159)	(486,338)
JetBlue Airways Corp. †	(1,306,462)	(13,874,626)
Layne Christensen Co. †	(10,749)	(104,373)
MasTec, Inc. †	(227,564)	(6,968,010)
Meritor, Inc. †	(18,590)	(201,701)
Terex Corp.	(278,230)	(8,839,367)
Titan International, Inc.	(762,889)	(9,017,348)
UTi Worldwide, Inc. †	(472,498)	(5,022,654)

		(53,418,217)

Information Technology - (7.2)%
Alibaba Group Holding Ltd. ADR (China) †	(79,623)	(7,074,504)
Alliance Data Systems Corp. †	(21,269)	(5,280,455)
Blackhawk Network Holdings, Inc., Class B †	(31)	(1,001)
Ciena Corp. †	(231,346)	(3,868,105)
Convergys Corp.	(580,151)	(10,338,291)
Finisar Corp. †	(34,660)	(576,396)
Global Eagle Entertainment, Inc. †	(372,773)	(4,182,513)
GT Advanced Technologies, Inc. †	(373,087)	(4,040,532)
j2 Global, Inc.	(18,196)	(898,155)
Microchip Technology, Inc.	(198,873)	(9,392,772)
Micron Technology, Inc. †	(699,240)	(23,955,962)
ModusLink Global Solutions, Inc. †	(842,928)	(3,009,253)
Nuance Communications, Inc. †	(4,087)	(63,001)
OmniVision Technologies, Inc. †	(156,600)	(4,143,636)
Palo Alto Networks, Inc. †	(9,957)	(976,782)
Photronics, Inc. †	(432,751)	(3,483,646)

	SHARES	VALUE (Note 3)
Information Technology - (7.2)% (continued)
Quantum Corp. †	(671,220)	$(778,615)
Rambus, Inc. †	(343,260)	(4,283,885)
RF Micro Devices, Inc. †	(1,017,382)	(11,740,588)
SunEdison, Inc. †	(2,293,147)	(43,294,615)
SunPower Corp. †	(26,076)	(883,455)
TTM Technologies, Inc. †	(260,852)	(1,776,402)
VeriSign, Inc. †	(718,483)	(39,602,783)
Vishay Intertechnology, Inc.	(229,249)	(3,275,968)
Web.com Group, Inc. †	(52,500)	(1,047,900)
WebMD Health Corp. †	(247,829)	(10,361,730)

		(198,330,945)

Materials - (0.6)%
A.M. Castle & Co. †	(49,470)	(422,474)
Cemex SAB de CV ADR (Mexico) †	(149,939)	(1,955,204)
Holcim Ltd. (Switzerland) (2)†	(89,984)	(6,546,491)
RTI International Metals, Inc. †	(16,610)	(409,603)
Stillwater Mining Co. †	(324,002)	(4,869,750)
Vale SA ADR (Brazil)	(195,480)	(2,152,235)

		(16,355,757)

Telecommunication Services - (0.3)%
BCE, Inc. (Canada)	(84,165)	(3,598,966)
Consolidated Communications Holdings, Inc.	(24,749)	(619,962)
Level 3 Communications, Inc. †	(65,437)	(2,992,434)

		(7,211,362)

Utilities - (2.3)%
Dominion Resources, Inc.	(293,287)	(20,263,199)
NextEra Energy, Inc.	(325,562)	(30,563,761)
NRG Yield, Inc., Class A	(223,071)	(10,495,490)
Wisconsin Energy Corp.	(59,153)	(2,543,579)

		(63,866,029)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $863,137,860)		(825,863,902)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
CONVERTIBLE BONDS - (1.3)%
Consumer Discretionary - (0.3)%
Ford Motor Co. (2)	4.250%	11/15/16	$(4,825)	$(8,268,844)

Health Care - (0.3)%
Teva Pharmaceutical Finance Co. LLC, Series C (2)	0.250%	02/01/26	(7,600)	(9,756,500)

Information Technology - (0.7)%
Citrix Systems, Inc. 144A (2)(f)	0.500%	04/15/19	(11,950)	(13,040,437)
ON Semiconductor Corp., Series B (2)	2.625%	12/15/26	(4,975)	(5,584,438)

				(18,624,875)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $35,903,934)				(36,650,219)

	SHARES	VALUE (Note 3)
EXCHANGE TRADED FUNDS - (0.4)%
Energy Select Sector SPDR Fund (proceeds $12,600,347)	(135,641)	$(12,291,787)

PREFERRED STOCKS - (0.5)%
Consumer Discretionary - (0.5)%
Volkswagen AG (Germany) (2) (proceeds $12,487,648)	(60,872)	(12,570,555)

	INTEREST	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
U.S. TREASURY OBLIGATIONS - (0.1)%
U.S. Treasury Note (2) (proceeds $2,876,770)		0.250%	08/15/15	$(2,875)	$(2,878,594)

TOTAL SECURITIES SOLD SHORT (proceeds $927,006,559)	(890,255,057)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 95.8% (cost $2,671,691,190)	2,655,058,419

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2% (l)	117,394,710

NET ASSETS - 100.0%	$2,772,453,129

†	Non income-producing security.
(a)	Represents less than 0.05 percent of net assets.
(b)	Security fair valued at as of September 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $129,557,681 or 4.7% of total net assets.
(c)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2014, the value of these securities was $61,770,220. In addition, $130,428,652 of cash collateral was pledged.
(d)	Represents a Pay-in-Kind Stock.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of September 30, 2014.
(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Defaulted security.
(h)	Represents a step bond. The rate shown reflects the yield at September 30, 2014.
(i)	Indicates a variable rate security. The interest rate shown represents the discount rate at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(j)	Represents annualized seven-day yield as of September 30, 2014.
(k)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(l)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap contracts and call options written.
*	All or a portion of this security has been segregated for covered call options written.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

EUR - Euro

MTN - Medium Term Note

NOK - Norwegian Krone

REIT - Real Estate Investment Trust

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Credit default swap contracts buy protection as of September 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.532%	446,900,000	$(29,783,959)	06/20/2019	$2,503,515
CitiBank	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.645%	7,975,000	(104,693)	06/20/2019	(25,211)

						$(29,888,652)		$2,478,304

Credit default swap contracts sell protection as of September 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.532%	20,425,000	$1,108,149	06/20/2019	$97,363

Cash held as collateral at CitiBank for credit default swap contracts was $38,754,346 at September 30, 2014.

Open written options contracts outstanding at September 30, 2014:

Call options written

NUMBER OF CONTRACTS	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
766	Family Dollar Stores, Inc. (Exercise price $78)	J.P. Morgan	10/18/2014	$(212,120)	$(49,790)	$162,330
4,000	General Motors Co. (Exercise price $42)	J.P. Morgan	01/15/2016	(2,203,697)	(336,000)	1,867,697
935	International Game Technology (Exercise price $16)	J.P. Morgan	10/18/2014	(112,823)	(80,410)	32,413
25	Time Warner Cable, Inc. (Exercise price $130)	J.P. Morgan	01/17/2015	(24,098)	(40,750)	(16,652)

				$(2,552,738)	$(506,950)	$2,045,788

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
4,907	Barclays Capital	S&P 500 E-Mini Futures	12/2014	$(485,951,629)	$(482,235,425)	$3,716,204
1,132	Barclays Capital	U.S. Treasury 10-Year Note Futures	12/2014	(141,475,006)	(141,093,186)	381,820
1,498	J.P. Morgan	U.S. Treasury 2-Year Note Futures	12/2014	(327,829,513)	(327,827,938)	1,575
799	J.P. Morgan	U.S. Treasury 5-Year Note Futures	12/2014	(94,695,648)	(94,487,992)	207,656

				$(1,049,951,796)	$(1,045,644,541)	$4,307,255

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $21,506,293 and $1,006,940, respectively at September 30, 2014.

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 10/29/14	The Royal Bank of Scotland	CAD	2,484,547	$2,265,785	$2,216,891	$(48,894)
Canadian Dollar, Expiring 01/07/15	The Royal Bank of Scotland	CAD	15,199,609	13,838,080	13,539,850	(298,230)
Swiss Franc, Expiring 12/17/14	The Royal Bank of Scotland	CHF	9,113,988	9,945,317	9,553,881	(391,436)
Euro, Expiring 11/04/14	Credit Suisse International	EUR	8,900,910	11,541,810	11,244,853	(296,957)
Euro, Expiring 12/31/14	The Royal Bank of Scotland	EUR	5,891,540	8,032,291	7,446,229	(586,062)
Euro, Expiring 01/07/15	The Royal Bank of Scotland	EUR	5,117,601	6,749,156	6,468,437	(280,719)
British Pound, Expiring 04/07/15	The Royal Bank of Scotland	GBP	5,559,115	9,343,506	8,994,395	(349,111)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	2,035,594	318,684	315,972	(2,712)
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	364,000	58,850	56,476	(2,374)
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	360,000	58,021	55,682	(2,339)
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	12,368,000	1,987,498	1,907,890	(79,608)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	19,387,600	3,091,382	2,978,925	(112,457)

				$67,230,380	$64,779,481	$(2,450,899)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 01/07/15	Credit Suisse International	CAD	(15,917,671)	$(14,486,980)	$(14,179,502)	$307,478
Canadian Dollar, Expiring 10/29/14	The Royal Bank of Scotland	CAD	(2,484,547)	(2,273,450)	(2,216,891)	56,559
Canadian Dollar, Expiring 01/07/15	The Royal Bank of Scotland	CAD	(15,199,609)	(13,886,329)	(13,539,850)	346,479
Swiss Franc, Expiring 12/17/14	The Royal Bank of Scotland	CHF	(9,113,988)	(10,108,106)	(9,553,881)	554,225
Euro, Expiring 12/17/14	CitiBank	EUR	(2,553,427)	(3,323,126)	(3,226,881)	96,245
Euro, Expiring 11/04/14	Credit Suisse International	EUR	(6,044,052)	(7,821,930)	(7,635,677)	186,253
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(31,045,433)	(40,795,820)	(39,233,511)	1,562,309
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(20,889,713)	(27,077,285)	(26,448,109)	629,176
Euro, Expiring 11/04/14	The Royal Bank of Scotland	EUR	(8,900,910)	(11,849,747)	(11,244,853)	604,894
Euro, Expiring 12/31/14	The Royal Bank of Scotland	EUR	(5,891,540)	(8,141,057)	(7,446,229)	694,828
Euro, Expiring 01/07/15	The Royal Bank of Scotland	EUR	(5,117,601)	(6,971,352)	(6,468,437)	502,915
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(21,000)	(27,804)	(26,564)	1,240
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(742,500)	(956,986)	(939,972)	17,014
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(311,240)	(401,618)	(395,464)	6,154
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(21,000)	(27,886)	(26,832)	1,054
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(21,000)	(28,010)	(27,361)	649
British Pound, Expiring 04/07/15	The Royal Bank of Scotland	GBP	(5,559,115)	(9,346,356)	(8,994,395)	351,961
Norwegian Krone, Expiring 12/17/14	CitiBank	NOK	(1,017,797)	(161,052)	(157,986)	3,066
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	(1,017,797)	(161,051)	(157,986)	3,065
Norwegian Krone, Expiring 11/18/14	The Royal Bank of Scotland	NOK	(17,178,750)	(2,863,290)	(2,669,305)	193,985
Norwegian Krone, Expiring 12/11/14	The Royal Bank of Scotland	NOK	(1,397,358)	(222,594)	(216,951)	5,643
Norwegian Krone, Expiring 12/18/14	The Royal Bank of Scotland	NOK	(2,066,424)	(333,692)	(320,746)	12,946
Norwegian Krone, Expiring 12/29/14	The Royal Bank of Scotland	NOK	(364,000)	(58,017)	(56,476)	1,541
Norwegian Krone, Expiring 03/19/15	The Royal Bank of Scotland	NOK	(2,082,751)	(334,977)	(322,236)	12,741
Norwegian Krone, Expiring 03/27/15	The Royal Bank of Scotland	NOK	(360,000)	(57,174)	(55,682)	1,492
Norwegian Krone, Expiring 06/11/15	The Royal Bank of Scotland	NOK	(26,889,722)	(4,251,474)	(4,150,115)	101,359
Norwegian Krone, Expiring 06/18/15	The Royal Bank of Scotland	NOK	(75,604,625)	(12,130,511)	(11,666,394)	464,117
Norwegian Krone, Expiring 06/29/15	The Royal Bank of Scotland	NOK	(12,368,000)	(1,956,652)	(1,907,890)	48,762
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(2,978,925)	288,006

				(183,321,257)	(176,265,101)	7,056,156

				$(116,090,877)	$(111,485,620)	$4,605,257

Money Market Fund is pledged as collateral to CitiBank, Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $100,000, $2, and $9,438, respectively at September 30, 2014. Additional cash held as collateral for forward currency exchange contracts for Credit Suisse International and The Royal Bank of Scotland was $2,080,000 and $2,170,000, respectively, at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

NOK - Norwegian Krone

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps* Outstanding at September 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Bank of America	The Fund receives or pays the total return on a portfolio of short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66 to 67 months maturity ranging from 07/12/2019 - 08/12/2019	$458,016

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United States
Herbalife Ltd.	(82,666)	$(4,074,607)	$457,970

Net Cash and Other Receivables/ (Payables) (b)			46

Swaps, at Value			$458,016

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Bank of America in the amount of $1,040,622 at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 04/10/2015	$(5,065,349)

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
Blackhawk Network Holdings, Inc.	8,872	$214,890	$71,676

Net Cash and Other Receivables/ (Payables) (b)			(5,137,025)

Swaps, at Value			$(5,065,349)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $114,863,125 at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE (Note 3)
JPMorgan	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	7 to 20 months maturity ranging from 10/14/2014 - 04/20/2015	$305,042

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

United States
Penson Technologies LLC	8,943,219	$9	$676,724

Short Positions

United States
Penson Worldwide, Inc.	(217,523)	(25,668)	25,668

Total of Long and Short Equity Positions			702,392

Net Cash and Other Receivables/ (Payables) (b)			(397,350)

Swaps, at Value			$305,042

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to J.P. Morgan in the amount of $4 at September 30, 2014. Additional cash held as collateral for J.P. Morgan in the amount of $700,000 at September 30, 2014

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 08/31/2015	$(369,860)

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Brazil
Banco Santander Brasil SA	589,753	$4,086,988	$(230,004)

Canada
QLT, Inc.	865,118	4,810,056	(899,723)

Ireland
Covidien PLC	818,069	71,450,146	(678,997)

Switzerland
Foster Wheeler AG	2,016,212	65,647,863	(1,895,239)

United Kingdom
Shire PLC	294,958	72,117,231	4,291,638

United States
1st United Bancorp, Inc.	982,213	8,584,542	(216,087)
American Realty Capital Healthcare Trust, Inc.	3,206,791	34,889,886	(1,282,716)
Ark Restaurants Corp.	54,823	1,213,233	18,092
Bally Technologies, Inc.	538,694	41,958,930	1,513,676
Central Garden and Pet Co	822,122	7,316,886	(707,025)
Central Garden and Pet Co.	166,136	1,447,044	(159,491)
Chatham Lodging Trust	18,615	435,777	(6,143)
Compuware Corp.	448,853	4,178,821	583,509
DIRECTV	603,656	51,588,442	639,875
Enventis Corp.	26,470	469,925	11,299
Evoq Properties, Inc.	44,422	557,052	(1,777)
Forest Oil Corp.	123,952	199,563	(54,539)
Franklin Financial Corp./VA	19,175	382,541	(25,694)
Gentiva Health Services, Inc.	102,663	1,843,827	(121,142)
GFI Group, Inc.	612,113	2,772,872	538,659

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hudson City BanCorp., Inc.	3,832,215	$38,245,506	$(996,376)
Integrys Energy Group, Inc.	95,238	6,352,375	(179,047)
International Game Technology	165,496	2,785,298	6,620
International Rectifier Corp.	386,701	15,230,147	(56,000)
Intervest Bancshares Corp.	442,303	4,228,417	—
Journal Communications, Inc.	376,501	3,716,065	(542,161)
Kodiak Oil & Gas Corp.	711,729	11,214,537	(1,556,374)
Lorillard, Inc.	740,357	44,177,102	177,686
Matthews International Corp.	903	41,899	(2,267)
Measurement Specialties, Inc.	47,289	4,056,012	(7,600)
Medical Action Industries, Inc.	114,004	1,570,975	—
Nicholas Financial, Inc.	551,325	7,112,092	(722,236)
North Valley Bancorp	137,755	2,920,406	52,347
OmniAmerican Bancorp, Inc.	342,794	8,905,788	3,428
Orbital Sciences Corp.	136,886	3,809,537	(4,107)
Peoples Federal Bancshares, Inc.	378,656	7,629,918	(56,798)
Pepco Holdings, Inc.	1,890,747	51,352,688	(756,299)
Pike Corp.	1,930,396	23,068,232	(115,824)
Protective Life Corp.	136,367	9,459,779	5,455
Rockwood Holdings, Inc.	487,976	38,891,687	(1,585,922)
Safeway, Inc.	886,637	30,676,979	(265,329)
Sirius XM Holdings, Inc.	128,200	456,392	(8,974)
TF Financial Corp.	130,802	5,476,680	(52,321)
Time Warner Cable, Inc.	466,398	68,719,081	(1,795,632)
Transcept Pharmaceuticals, Inc.	76,385	165,755	(11,076)
TriQuint Semiconductor, Inc.	2,237,528	42,490,657	179,002
tw telecom, Inc.	25,755	1,040,757	30,909
URS Corp.	549,697	33,394,093	(1,726,049)

			(9,254,449)

Total of Long Equity Positions			(8,666,774)

Short Positions

United Kingdom
Liberty Global PLC	(104,821)	(4,529,315)	70,230
Liberty Global PLC	(258,607)	(10,781,326)	174,560

			244,790

United States
AbbVie, Inc.	(799,579)	(44,576,529)	(1,607,154)
AECOM Technology Corp.	(405,992)	(15,480,475)	1,778,245
Albemarle Corp.	(237,127)	(14,782,497)	815,717

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Applied Materials, Inc.	(1,461,899)	$(32,498,015)	$906,377
AT&T, Inc.	(889,711)	(30,695,029)	(658,386)
Auxilium Pharmaceuticals, Inc.	(175,131)	(3,446,226)	(1,781,434)
Bank of the Ozarks, Inc.	(40,201)	(1,288,844)	21,709
Comcast Corp.	(1,350,076)	(73,660,147)	1,053,059
Consolidated Communications Holdings, Inc.	(25,103)	(615,319)	(13,511)
EW Scripps Co./The	(194,079)	(3,689,442)	524,013
Independent Bank Corp./Rockland MA	(119,399)	(4,427,315)	162,383
Level 3 Communications, Inc.	(18,873)	(833,736)	(29,326)
M&T Bank Corp.	(322,125)	(40,001,482)	286,691
Medtronic, Inc.	(786,605)	(49,965,150)	1,234,970
National Penn Bancshares, Inc.	(334,670)	(3,406,941)	157,295
Reynolds American, Inc.	(225,040)	(13,016,314)	(261,046)
RF Micro Devices, Inc.	(3,793,128)	(43,393,384)	(379,313)
Southside Bancshares, Inc.	(156,286)	(5,276,215)	79,706
SPDR S&P Regional Banking ETF	(3,082)	(121,123)	4,438
Towne Bank	(22,810)	(337,588)	27,828
Trico Bancshares	(136,325)	(3,106,847)	23,175
Valley National Bancorp	(861,853)	(8,687,478)	336,123
Ventas, Inc.	(510,538)	(33,312,605)	1,684,775
Whiting Petroleum Corp.	(125,435)	(11,294,458)	1,566,974
Wisconsin Energy Corp.	(102,500)	(4,517,175)	109,675

			6,042,983

Total of Short Equity Positions			6,287,773

Total of Long and Short Equity Positions			(2,379,001)

Net Cash and Other Receivables/ (Payables) (b)			2,009,141

Swaps, at Value			$(369,860)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 08/20/2015	$(6,186,747)

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Goodman Fielder Ltd.	11,527,175	$6,819,893	$(489,067)
PanAust Ltd.	8,533,207	16,594,865	(2,065,819)
SAI Global Ltd.	2,987,961	13,375,058	(2,768,171)
Treasury Wine Estates Ltd.	1,811,973	8,127,419	(1,429,189)

			(6,752,246)

Total of Long Equity Positions			(6,752,246)

Net Cash and Other Receivables/ (Payables) (b)			565,499

Swaps, at Value			$(6,186,747)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$(347,237)

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Lafarge SA	372,885	$28,169,051	$(1,333,876)

Germany
Sky Deutschland AG	1,318,653	11,190,343	(43,810)

Netherlands
Ziggo NV	459,343	20,526,947	984,646

Total of Long Equity Positions			(393,040)

Short Positions

Italy
GTECH SpA	(17,366)	(399,027)	(11,976)

Spain
Banco Santander SA	(421,194)	(4,090,088)	57,733

Total of Short Equity Positions			45,757

Total of Long and Short Equity Positions			(347,283)

Net Cash and Other Receivables/ (Payables) (b)			46

Swaps, at Value			$(347,237)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	12 months maturity 08/31/2015	$(130,982)

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Bell Aliant, Inc.	848,136	$23,282,821	$(101,925)
Contrans Group, Inc.	9,202	122,967	197
HealthLease Properties Real Estate Investment Trust	1,070,395	13,592,814	(78,474)
Huntingdon Capital Corp.	187,513	2,196,359	8,692

			(171,510)

Total of Long Equity Positions			(171,510)

Short Positions

Canada
BCE, Inc.	(403,591)	(17,593,630)	335,741

Total of Long and Short Equity Positions			164,231

Net Cash and Other Receivables/ (Payables) (b)			(295,213)

Swaps, at Value			$(130,982)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	12 months maturity 08/20/2015	$182,010

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United Kingdom
AMEC PLC	(1,813,618)	$(32,540,534)	$178,018

Net Cash and Other Receivables/ (Payables) (b)			3,992

Swaps, at Value			$182,010

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$2,137,745

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Switzerland
Schweizerische National-Versicherungs-Gesellschaft AG	175,269	$15,029,325	$247,182

Short Positions

Switzerland
Helvetia Holding AG	(11,919)	(5,653,523)	(117,981)
Holcim Ltd.	(372,885)	(29,208,753)	2,080,725

			1,962,744

Total of Short Equity Positions			1,962,744

Total of Long and Short Equity Positions			2,209,926

Net Cash and Other Receivables/ (Payables) (b)			(72,181)

Swaps, at Value			$2,137,745

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE ($)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	12 months maturity 08/27/2015	$445,543

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Tokyo Electron Ltd.	448,644	$28,812,654	$427,837

Net Cash and Other Receivables/ (Payables) (b)			17,706

Swaps, at Value			$445,543

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

MONEY MARKET FUNDS - 90.5%	SHARES	VALUE (Note 3)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)(b)	13,259,569	$13,259,569
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)	3,660,001	3,660,001

TOTAL MONEY MARKET FUNDS (cost $16,919,570)		16,919,570

TOTAL INVESTMENTS - 90.5% (cost $16,919,570)		16,919,570

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.5% (c)		1,772,233

NET ASSETS - 100.0%		$18,691,803

(a)	Represents annualized seven-day yield as of September 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contract outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Swiss Market Index Futures	12/2014	CHF	351,345	$2,236

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $2,460,000 at September 30, 2014.

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Barclays Capital	Amsterdam Index Futures	10/2014	$105,349	$106,450	$1,101
6	Barclays Capital	CAC40 Index Futures	10/2014	334,239	334,506	267
1	Barclays Capital	DAX Index Futures	12/2014	304,038	299,675	(4,363)
10	Barclays Capital	FTSE 100 Index Futures	12/2014	1,094,916	1,070,851	(24,065)
1	Barclays Capital	FTSE/MIB Index Futures	12/2014	130,453	131,805	1,352
1	Barclays Capital	IBEX 35 Index Futures	10/2014	136,013	137,150	1,137
2	Barclays Capital	MSCI Singapore Index Futures	10/2014	116,496	115,795	(701)
8	Barclays Capital	OMXS30 Index Futures	10/2014	154,371	155,682	1,311
59	Barclays Capital	S&P 500 E-Mini Futures	12/2014	5,834,158	5,798,224	(35,934)
4	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	637,476	615,170	(22,306)
2	Barclays Capital	SPI 200 Index Futures	12/2014	239,687	231,277	(8,410)
7	Barclays Capital	TOPIX Index Futures	12/2014	824,736	846,638	21,902

				9,911,932	9,843,223	(68,709)

Short Contracts:
9	Barclays Capital	Euro Stoxx 50 Index	12/2014	(363,276)	(366,373)	(3,097)

				$9,548,656	$9,476,850	$(71,806)

Cash held as collateral at Barclays Capital for futures contracts was $506,767 at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	CitiBank	AUD	155,000	$143,434	$134,964	$(8,470)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	155,000	143,434	134,964	(8,470)
Canadian Dollar, Expiring 12/17/14	CitiBank	CAD	213,000	195,129	189,839	(5,290)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	212,999	195,129	189,838	(5,291)
Swiss Franc, Expiring 12/17/14	CitiBank	CHF	152,000	164,031	159,336	(4,695)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	152,000	164,031	159,336	(4,695)
Danish Krone, Expiring 12/17/14	CitiBank	DKK	154,500	26,780	26,227	(553)
Danish Krone, Expiring 12/17/14	Credit Suisse International	DKK	154,500	26,777	26,227	(550)
Euro, Expiring 12/17/14	CitiBank	EUR	423,501	550,844	535,197	(15,647)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	423,500	550,841	535,196	(15,645)
British Pound, Expiring 12/17/14	CitiBank	GBP	233,501	380,774	378,284	(2,490)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	233,500	380,774	378,282	(2,492)
Hong Kong Dollar, Expiring 12/17/14	CitiBank	HKD	453,500	58,522	58,396	(126)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	453,500	58,522	58,396	(126)
Israeli Shekel, Expiring 12/17/14	CitiBank	ILS	33,500	9,350	9,103	(247)
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	33,500	9,349	9,103	(246)
Japanese Yen, Expiring 12/17/14	CitiBank	JPY	38,198,501	362,883	348,548	(14,335)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	38,198,500	362,882	348,548	(14,334)
Norwegian Krone, Expiring 12/17/14	CitiBank	NOK	97,000	15,356	15,057	(299)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	97,000	15,356	15,057	(299)
New Zealand Dollar, Expiring 12/17/14	CitiBank	NZD	3,000	2,467	2,324	(143)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	2,999	2,467	2,323	(144)
Swedish Krona, Expiring 12/17/14	CitiBank	SEK	376,501	53,200	52,164	(1,036)
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	376,500	53,199	52,164	(1,035)
Singapore Dollar, Expiring 12/17/14	CitiBank	SGD	33,500	26,716	26,259	(457)
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	33,500	26,716	26,259	(457)

				$3,978,963	$3,871,391	$(107,572)

Money Market Fund is pledged as collateral to CitiBank for forward foreign currency exchange contracts in the amount of $100,000 at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps* Outstanding at September 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	13 months maturity 11/07/2014	$55,722

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Agnico Eagle Mines Ltd.	3,200	$116,861	$(24,315)
Alimentation Couche Tard, Inc.	3,100	76,449	22,672
Blackberry Ltd.	7,500	74,379	356
Canadian Tire Corp. Ltd.	1,058	89,826	18,576
CI Financial Corp.	700	21,540	(432)
Dollarama, Inc.	1,400	106,845	11,910
Encana Corp.	2,200	49,662	(2,949)
Enerplus Corp.	1,200	27,854	(5,074)
Finning International, Inc.	8,446	232,473	5,760
Gildan Activewear, Inc.	1,016	48,657	6,926
IAMGOLD Corp.	31,500	107,932	(20,740)
Kinross Gold Corp.	22,000	87,628	(14,553)
Magna International, Inc.	2,263	198,192	16,600
Methanex Corp.	600	36,842	3,210
Metro, Inc.	135	7,929	1,100
National Bank of Canada	200	7,544	1,569
Open Text Corp.	968	44,903	8,642
Pembina Pipeline Corp.	300	12,125	513
Precision Drilling Corp.	3,200	39,678	(5,133)
ShawCor Ltd.	2,100	92,796	13,146
Vermilion Energy, Inc.	400	26,614	(2,263)
West Fraser Timber Co., Ltd.	900	43,526	472

			35,993

Total of Long Equity Positions			35,993

Short Positions

Canada
Barrick Gold Corp.	(2,100)	(36,591)	5,708
BCE, Inc.	(1,700)	(69,527)	(3,166)
Bell Aliant, Inc.	(700)	(16,458)	(2,674)
Bombardier, Inc.	(42,400)	(148,251)	5,523
Cameco Corp.	(900)	(18,111)	2,232
CGI Group, Inc.	(1,800)	(62,020)	1,203
Eldorado Gold Corp.	(3,800)	(25,432)	(185)
Enbridge, Inc.	(657)	(27,226)	(4,223)
Fairfax Financial Holdings Ltd.	(100)	(38,060)	(6,745)
First Quantum Minerals Ltd.	(10,023)	(194,638)	1,150
Fortis, Inc.	(1,400)	(39,238)	(4,039)
Franco-Nevada Corp.	(600)	(30,946)	1,496
Goldcorp, Inc.	(2,200)	(56,007)	5,287
Loblaw Cos., Ltd.	(700)	(33,647)	(1,386)
Manulife Financial Corp.	(3,914)	(74,046)	(1,232)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Canada (continued)
MEG Energy Corp.	(1,600)	$(42,695)	$(6,421)
Penn West Petroleum Ltd.	(3,300)	(25,217)	2,853
Potash Corp of Saskatchewan, Inc.	(2,262)	(76,055)	(2,270)
Power Financial Corp.	(500)	(15,800)	504
Silver Wheaton Corp.	(5,900)	(132,974)	15,284
SNC-Lavalin Group, Inc.	(1,598)	(66,683)	(6,900)
Sun Life Financial, Inc.	(339)	(11,122)	(1,167)
Teck Resources Ltd.	(3,800)	(80,936)	8,971
TransAlta Corp.	(900)	(10,230)	787
Yamana Gold, Inc.	(6,800)	(56,852)	16,050

			26,640

Colombia
Pacific Rubiales Energy Corp.	(700)	(13,500)	1,762

United States
Valeant Pharmaceuticals International, Inc.	(1,200)	(147,331)	(9,908)

Total of Short Equity Positions			18,494

Total of Long and Short Equity Positions			54,487

Net Cash and Other Receivables/ (Payables) (b)			1,235

Swaps, at Value			$55,722

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $1,200,001 at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$75,987

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	2,254	$103,532	$21,244

South Africa
Mondi PLC	3,298	56,917	(3,131)

United Kingdom
AMEC PLC	3,998	75,559	(4,218)
Anglo American PLC	519	12,363	(789)
Ashtead Group PLC	1,759	24,121	5,470
Associated British Foods PLC	2,336	110,551	(9,287)
AstraZeneca PLC	2,108	149,689	1,376
BAE Systems PLC	3,394	23,552	2,282
Barratt Developments PLC	31,546	193,736	7,992
Berkeley Group Holdings PLC	2,190	90,655	(11,115)
British Sky Broadcasting Group PLC	831	11,256	596
BT Group PLC	25,123	155,230	(1,125)
Bunzl PLC	3,285	85,861	(386)
Centrica PLC	2,012	10,285	(257)
Drax Group PLC	2,595	33,823	(6,714)
DS Smith PLC	6,767	36,053	(6,961)
GKN PLC	15,558	97,485	(17,368)
Imperial Tobacco Group PLC	934	40,738	(524)
International Consolidated Airlines Group SA	4,342	23,626	2,148
ITV PLC	11,822	34,752	4,942
John Wood Group PLC	4,224	44,187	7,587
Kingfisher PLC	6,720	32,783	2,362
Next PLC	140	15,595	(610)
Persimmon PLC	7,288	156,037	784
Petrofac Ltd.	1,339	28,929	(6,492)
Smith & Nephew PLC	4,802	80,641	136
SSE PLC	2,579	66,461	(1,882)
Tate & Lyle PLC	4,606	48,389	(4,485)
Taylor Wimpey PLC	31,660	58,753	(1,153)
Travis Perkins PLC	2,031	57,935	(3,367)
Vodafone Group PLC	28,459	100,683	(6,904)
Whitbread PLC	187	9,757	2,809

			(45,153)

Total of Long Equity Positions			(27,040)

Short Positions

Switzerland
Coca-Cola HBC AG	(818)	(17,713)	61

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Aberdeen Asset Management PLC	(12,132)	$(75,665)	$(2,605)
Aggreko PLC	(1,621)	(45,651)	5,079
ARM Holdings PLC	(2,322)	(36,286)	2,456
ASOS PLC	(2,502)	(108,420)	17,490
Barclays PLC	(8)	—	(30)
Burberry Group PLC	(3,645)	(87,610)	(1,300)
Croda International PLC	(718)	(27,297)	3,487
Diageo PLC	(2,204)	(62,559)	(1,009)
Eurasian Natural Resources Corp. Ltd.	(15)	(54)	—
Experian PLC	(6,992)	(117,308)	6,202
G4S PLC	(11,199)	(44,403)	(1,008)
Glencore Xstrata PLC	(17,932)	(93,124)	(6,190)
Hargreaves Lansdown PLC	(5,124)	(88,742)	10,542
Informa PLC	(1,929)	(15,141)	(99)
Intertek Group PLC	(2,257)	(102,284)	6,634
Ladbrokes PLC	(21,985)	(48,376)	2,421
Man Group PLC	(26,453)	(42,655)	(8,065)
Marks & Spencer Group PLC	(7,206)	(48,801)	1,685
Meggitt PLC	(6,060)	(44,586)	384
Old Mutual PLC	(5,059)	(14,775)	(64)
Pearson PLC	(629)	(10,343)	(2,289)
Royal Bank of Scotland Group PLC	(11,303)	(60,639)	(6,700)
RSA Insurance Group PLC	(1,353)	(10,474)	(134)
Serco Group PLC	(30,465)	(188,982)	47,533
Standard Life PLC	(1,641)	(9,823)	(1,157)
Telecity Group PLC	(17,636)	(203,387)	(10,030)
Tesco PLC	(33,418)	(131,065)	31,237
Weir Group PLC/The	(551)	(18,900)	(3,353)
William Hill PLC	(9,909)	(56,155)	(3,061)
WM Morrison Supermarkets PLC	(24,900)	(80,739)	12,986

			101,042

United States
Carnival PLC	(273)	(11,402)	531

Total of Short Equity Positions			101,634

Total of Long and Short Equity Positions			74,594

Net Cash and Other Receivables/ (Payables) (b)			1,393

Swaps, at Value			$75,987

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the JPY/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$221,635

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Aozora Bank Ltd.	8,000	$21,798	$5,253
Asahi Kasei Corp.	4,000	26,127	6,402
Astellas Pharma, Inc.	1,400	16,965	3,886
Bandai Namco Holdings, Inc.	6,000	138,774	15,584
Bank of Yokohama Ltd./The	3,000	16,185	311
Bridgestone Corp.	1,400	48,592	(2,287)
Calbee, Inc.	2,800	76,113	15,402
Casio Computer Co., Ltd.	1,900	19,317	12,435
Central Japan Railway Co.	900	96,199	25,201
Chugai Pharmaceutical Co., Ltd.	3,300	95,439	82
Citizen Holdings Co., Ltd.	7,900	57,534	(5,659)
Dai Nippon Printing Co., Ltd.	7,000	61,547	8,693
Daicel Corp.	3,000	31,786	681
Daihatsu Motor Co., Ltd.	2,700	49,588	(6,744)
Dentsu, Inc.	800	29,807	665
Electric Power Development Co., Ltd.	1,000	30,213	2,462
Fuji Electric Co., Ltd.	21,000	81,247	20,392
Fuji Heavy Industries Ltd.	7,700	190,347	64,729
FUJIFILM Holdings Corp.	2,800	65,309	20,727
Fujitsu Ltd.	11,000	63,215	4,486
Fukuoka Financial Group, Inc.	8,000	38,732	(570)
Gree, Inc.	1,800	13,474	(1,200)
Hino Motors Ltd.	3,000	40,971	1,009
Hirose Electric Co., Ltd.	100	13,527	(1,181)
Hitachi High-Technologies Corp.	5,000	139,932	3,857
Hoya Corp.	2,200	52,398	21,479
Inpex Corp.	1,900	26,129	734
Isuzu Motors Ltd.	3,500	46,308	3,190
ITOCHU Corp.	8,400	92,577	10,012
Japan Airlines Co., Ltd.	5,000	118,236	18,577
JFE Holdings, Inc.	3,200	56,883	7,042
JGC Corp.	3,000	101,214	(19,250)
JTEKT Corp.	1,900	26,603	5,244
JX Holdings, Inc.	4,700	20,813	858
Keyence Corp.	100	38,445	4,973
Kobe Steel Ltd.	50,000	67,715	13,483
Konica Minolta, Inc.	5,100	44,388	10,746
Marubeni Corp.	8,000	52,805	1,938

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Mazda Motor Corp.	2,200	$47,002	$8,338
Mitsubishi Electric Corp.	12,000	131,316	28,658
Mitsubishi Materials Corp.	11,000	30,466	5,126
Mitsubishi Motors Corp.	1,000	9,604	2,526
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,300	21,890	599
Mitsui & Co., Ltd.	5,000	74,311	4,559
MS&AD Insurance Group Holdings, Inc.	1,500	30,763	1,955
Murata Manufacturing Co., Ltd.	500	41,662	15,171
Nexon Co., Ltd.	2,200	17,875	268
Nippon Steel & Sumitomo Metal Corp.	4,000	12,158	(1,773)
Nippon Telegraph & Telephone Corp.	2,400	119,786	29,048
Nippon Yusen KK	5,000	13,322	(139)
Nitori Holdings Co., Ltd.	300	18,531	56
NTT Data Corp.	1,000	35,546	527
Omron Corp.	2,000	71,909	18,987
Oriental Land Co., Ltd.	300	44,969	11,724
Osaka Gas Co., Ltd.	3,000	11,948	98
Otsuka Holdings Co., Ltd.	4,500	154,582	525
Panasonic Corp.	10,300	104,327	18,433
Resona Holdings, Inc.	13,500	64,978	11,181
Rohm Co., Ltd.	3,400	180,710	33,371
Secom Co., Ltd.	1,200	62,872	8,617
Seiko Epson Corp.	2,100	91,181	10,003
Sekisui Chemical Co., Ltd.	3,000	28,230	6,249
Seven Bank Ltd.	3,900	15,664	229
Shimamura Co., Ltd.	100	11,334	(2,141)
Showa Shell Sekiyu KK	6,000	57,528	(286)
Sojitz Corp.	34,600	53,238	1,082
Stanley Electric Co., Ltd.	300	6,480	14
Sumitomo Electric Industries Ltd.	900	11,217	2,107
Sumitomo Metal Mining Co., Ltd.	2,000	25,588	2,559
Sumitomo Mitsui Financial Group, Inc.	600	27,800	(3,354)
Suruga Bank Ltd.	1,900	33,852	4,056
Suzuki Motor Corp.	2,500	56,783	26,130

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
T&D Holdings, Inc.	3,100	$35,172	$4,663
Taiheiyo Cement Corp.	5,000	17,334	1,524
Taisei Corp.	22,000	111,694	12,423
THK Co., Ltd.	600	12,626	2,326
Tohoku Electric Power Co., Inc.	9,200	97,170	7,392
Tokio Marine Holdings, Inc.	1,400	38,227	5,212
Tokyo Electric Power Co., Inc.	14,600	52,770	(1,651)
Tokyo Gas Co., Ltd.	18,000	94,637	6,507
Toppan Printing Co., Ltd.	3,000	21,726	(167)
TOTO Ltd.	7,000	101,261	(24,250)
Toyo Seikan Group Holdings Ltd.	2,000	33,609	(8,815)
Toyo Suisan Kaisha Ltd.	1,000	30,275	2,930
Yamaha Motor Co., Ltd.	5,800	110,693	2,957

			529,196

Total of Long Equity Positions			529,196

Short Positions

Japan
Acom Co., Ltd.	(14,300)	(46,770)	(1,067)
Advantest Corp.	(11,900)	(123,706)	(29,926)
Aeon Co., Ltd.	(11,300)	(115,447)	2,859
AEON Financial Service Co., Ltd.	(3,200)	(73,777)	5,299
Amada Co., Ltd.	(2,000)	(13,785)	(5,283)
Asahi Group Holdings Ltd.	(500)	(12,230)	(2,233)
Asics Corp.	(1,800)	(31,875)	(8,722)
Canon, Inc.	(400)	(11,474)	(1,540)
Credit Saison Co., Ltd.	(1,600)	(33,429)	2,597
Daiichi Sankyo Co., Ltd.	(1,600)	(25,518)	375
Disco Corp.	(200)	(11,034)	(2,567)
Eisai Co., Ltd.	(1,200)	(43,089)	(5,449)
Fast Retailing Co., Ltd.	(300)	(101,465)	937
Furukawa Electric Co., Ltd.	(49,000)	(110,950)	12,484
GS Yuasa Corp.	(23,000)	(121,846)	(12,166)
Hitachi Construction Machinery Co., Ltd.	(1,800)	(34,305)	(1,934)
Hitachi Ltd.	(10,000)	(68,929)	(7,471)
Hokkaido Electric Power Co., Inc.	(22,800)	(145,850)	(39,286)
Honda Motor Co., Ltd.	(1,500)	(51,478)	13
Ibiden Co., Ltd.	(400)	(5,874)	(1,923)
IHI Corp.	(6,000)	(29,297)	(1,797)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	(10,700)	$(135,297)	$(3,959)
J Front Retailing Co., Ltd.	(3,000)	(38,910)	(337)
Japan Steel Works Ltd./The	(31,000)	(120,766)	(3,785)
Kajima Corp.	(8,000)	(31,931)	(6,362)
Kansai Electric Power Co., Inc./The	(10,700)	(89,584)	(11,521)
Kawasaki Heavy Industries Ltd.	(5,000)	(21,486)	1,496
Kintetsu Corp.	(8,000)	(26,268)	(645)
Komatsu Ltd.	(2,100)	(42,261)	(6,272)
Konami Corp.	(3,700)	(80,291)	3,133
Kubota Corp.	(3,000)	(43,407)	(4,093)
Kyocera Corp.	(1,200)	(56,914)	865
Kyowa Hakko Kirin Co., Ltd.	(1,000)	(12,249)	(52)
Kyushu Electric Power Co., Inc.	(11,800)	(125,908)	(1,283)
LIXIL Group Corp.	(600)	(12,850)	50
Marui Group Co., Ltd.	(19,500)	(172,974)	12,393
Mitsubishi Gas Chemical Co., Inc.	(2,000)	(10,026)	(2,725)
Mitsubishi Logistics Corp.	(2,000)	(25,735)	(3,000)
Mitsui Chemicals, Inc.	(19,000)	(42,865)	(10,016)
Mitsui OSK Lines Ltd.	(13,000)	(41,889)	353
Nidec Corp.	(400)	(12,348)	(14,683)
Nikon Corp.	(2,400)	(42,552)	7,841
Nippon Electric Glass Co., Ltd.	(36,000)	(173,453)	(1,557)
Nissan Motor Co., Ltd.	(11,300)	(99,456)	(9,930)
Nomura Holdings, Inc.	(17,300)	(103,204)	280
Obayashi Corp.	(9,000)	(50,016)	(11,577)
Odakyu Electric Railway Co., Ltd.	(3,000)	(28,216)	782
Olympus Corp.	(3,500)	(100,391)	(25,121)
Ono Pharmaceutical Co., Ltd.	(200)	(16,063)	(1,697)
Rakuten, Inc.	(10,500)	(130,006)	9,136
Ricoh Co., Ltd.	(10,100)	(108,648)	140
Sega Sammy Holdings, Inc.	(200)	(4,463)	1,243
Seven & I Holdings Co., Ltd.	(700)	(28,241)	1,090
Sharp Corp.	(10,000)	(29,688)	1,241
Shimizu Corp.	(3,000)	(23,168)	(505)
Showa Denko KK	(13,000)	(16,972)	(88)
Softbank Corp.	(1,200)	(87,430)	3,611
Sony Corp.	(6,700)	(105,054)	(15,192)
Sumco Corp.	(8,000)	(54,093)	(42,917)
Sumitomo Dainippon Pharma Co., Ltd.	(5,900)	(93,691)	18,420

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	(1,000)	$(41,312)	$(2,160)
Teijin Ltd.	(11,000)	(23,623)	(2,956)
Terumo Corp.	(2,100)	(46,229)	(4,153)
Toshiba Corp.	(5,000)	(20,841)	(2,370)
Toyota Industries Corp.	(200)	(8,086)	(1,589)
Toyota Motor Corp.	(2,500)	(145,645)	(1,453)
Unicharm Corp.	(900)	(14,775)	(5,737)
Yahoo Japan Corp.	(15,700)	(64,797)	5,122
Yakult Honsha Co., Ltd.	(200)	(7,476)	(3,029)
Yaskawa Electric Corp.	(14,700)	(172,393)	(27,376)
Yokogawa Electric Corp.	(8,300)	(103,799)	(5,331)
Yokohama Rubber Co., Ltd./The	(3,000)	(26,045)	49

			(263,026)

Total of Short Equity Positions			(263,026)

Total of Long and Short Equity Positions			266,170

Net Cash and Other Receivables/ (Payables) (b)			(44,535)

Swaps, at Value			$221,635

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Association of Singapore Banks Rate plus or minus a specified spread, which is denominated in SGD based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$(1,128)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Singapore
Noble Group Ltd.	68,000	$61,572	$7,561
Singapore Airlines Ltd.	8,000	65,113	(3,549)
StarHub Ltd.	8,000	26,396	(575)

			3,437

Total of Long Equity Positions			3,437

Short Positions

Singapore
CapitaLand Ltd.	(25,000)	(58,037)	(4,594)
Global Logistic Properties Ltd.	(7,000)	(15,204)	346
Golden Agri-Resources Ltd.	(71,000)	(28,598)	(88)
Keppel Corp. Ltd.	(3,000)	(24,800)	124
Keppel Land Ltd.	(7,000)	(19,123)	(69)

			(4,281)

Total of Short Equity Positions			(4,281)

Total of Long and Short Equity Positions			(844)

Net Cash and Other Receivables/ (Payables) (b)			(284)

Swaps, at Value			$(1,128)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the HKD/USD 1Week Forward FX Swap Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	25-26 months maturity ranging from 07/22/15 - 08/22/15	$(29,395)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Hong Kong
Bank of East Asia Ltd.	9,000	$36,139	$258
Cheung Kong Holdings Ltd.	10,000	166,442	(1,943)
Hutchison Whampoa Ltd.	6,000	79,272	(6,740)
Hysan Development Co., Ltd.	22,000	93,879	7,629
Kerry Properties Ltd.	16,500	56,712	(1,396)
Li & Fung Ltd.	18,000	20,955	(525)
MGM China Holdings Ltd.	32,400	114,928	(21,564)
MTR Corp. Ltd.	26,500	99,403	4,512
Power Assets Holdings Ltd.	5,500	43,526	5,087
Sands China Ltd.	10,800	71,734	(15,392)
Sino Land Co., Ltd.	80,000	132,412	(9,094)
SJM Holdings Ltd.	26,000	76,517	(27,016)
Swire Pacific Ltd.	5,000	56,933	7,429
Techtronic Industries Co.	5,500	16,950	(1,090)
Wharf Holdings Ltd.	11,000	75,047	3,083

			(56,762)

Korea, Republic of
Orient Overseas International Ltd.	9,000	51,362	(1,613)

United States
Samsonite International SA	9,900	31,230	618

Total of Long Equity Positions			(57,757)

Short Positions

Hong Kong
AIA Group Ltd.	(6,200)	(31,246)	(751)
Esprit Holdings Ltd.	(27,400)	(43,600)	8,176
First Pacific Co., Ltd.	(116,000)	(120,654)	333
Hang Lung Properties Ltd.	(62,000)	(184,760)	8,532
Hong Kong & China Gas Co., Ltd.	(115,200)	(237,670)	(12,005)
Melco International Development Ltd.	(19,000)	(44,405)	365
New World Development Co., Ltd.	(35,082)	(37,666)	(3,202)
Sun Hung Kai Properties Ltd.	(3,031)	(38,229)	(4,778)
Swire Properties Ltd.	(16,200)	(43,076)	(7,399)
Wynn Macau Ltd.	(31,600)	(116,234)	15,526

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	(392,000)	$(284,303)	$39,901

			44,698

Total of Short Equity Positions			44,698

Total of Long and Short Equity Positions			(13,059)

Net Cash and Other Receivables/ (Payables) (b)			(16,336)

Swaps, at Value			$(29,395)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	25 months maturity 08/20/2015	$6,280

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Amcor Ltd.	9,169	$82,767	$8,054
Aurizon Holdings Ltd.	2,002	8,804	(874)
BlueScope Steel Ltd.	8,815	40,444	1,292
Boral Ltd.	3,662	17,023	(1,094)
Caltex Australia Ltd.	2,917	47,085	24,318
Coca-Cola Amatil Ltd.	5,000	41,040	(2,656)
CSL Ltd.	468	29,514	824
Macquarie Group Ltd.	1,384	61,640	8,002
Origin Energy Ltd.	826	10,419	384
Rio Tinto Ltd.	452	24,333	(795)
Sonic Healthcare Ltd.	1,015	15,551	24
Telstra Corp. Ltd.	24,585	108,877	5,192
Woolworths Ltd.	1,999	58,764	1,095
WorleyParsons Ltd.	2,868	40,243	(1,822)

			41,944

Total of Long Equity Positions			41,944

Short Positions

Australia (continued)
AMP Ltd.	(7,147)	(31,944)	(2,145)
Cochlear Ltd.	(1,610)	(80,732)	(17,178)
Iluka Resources Ltd.	(13,271)	(103,434)	12,154
Newcrest Mining Ltd.	(1,462)	(13,965)	529
Qantas Airways Ltd.	(37,139)	(39,065)	(6,050)
QBE Insurance Group Ltd.	(7,364)	(75,979)	986
Seek Ltd.	(6,305)	(62,817)	(26,392)
Toll Holdings Ltd.	(7,181)	(35,222)	(199)

			(38,295)

Total of Short Equity Positions			(38,295)

Total of Long and Short Equity Positions			3,649

Net Cash and Other Receivables/ (Payables) (b)			2,631

Swaps, at Value			$6,280

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 05/22/2015	$132

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Hong Kong
Jardine Matheson Holdings Ltd.	(400)	$(24,139)	$304

Net Cash and Other Receivables/ (Payables) (b)			(172)

Swaps, at Value			$132

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$9,285

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	1,600	$76,210	$(20,002)

Ireland
Seagate Technology PLC	1,000	50,756	6,514

Singapore
Flextronics International Ltd.	10,200	102,790	2,474

Switzerland
TE Connectivity Ltd.	1,400	78,718	(1,312)
Tyco International Ltd.	300	13,284	87

			(1,225)

United Kingdom
Delphi Automotive PLC	1,100	73,253	(5,779)

United States
Abbott Laboratories	600	21,864	3,090
AbbVie, Inc.	800	39,063	7,145
Abercrombie & Fitch Co.	700	25,933	(495)
Activision Blizzard, Inc.	4,100	68,706	16,533
Advance Auto Parts, Inc.	200	23,335	2,725
AECOM Technology Corp.	500	14,560	2,315
AES Corp.	1,100	15,312	286
Aetna, Inc.	1,500	111,075	10,425
Aflac, Inc.	900	54,684	(2,259)
AGCO Corp.	500	27,705	(4,975)
Agilent Technologies, Inc.	1,000	58,547	(1,567)
Akamai Technologies, Inc.	900	49,881	3,939
Alaska Air Group, Inc.	2,300	91,558	8,584
Alexion Pharmaceuticals, Inc.	900	133,684	15,554
Alliant Techsystems, Inc.	400	52,776	(1,720)
Amazon.com, Inc.	100	39,042	(6,798)
Amdocs Ltd.	900	39,668	1,624
American Capital Ltd.	2,800	44,503	(4,855)
American Express Co.	700	62,093	(815)
American International Group, Inc.	500	25,115	1,895
Ameriprise Financial, Inc.	1,200	128,430	19,626
Amgen, Inc.	400	46,864	9,320
ANN, Inc.	1,400	55,309	2,273
ANSYS, Inc.	300	23,305	(604)
AO Smith Corp.	1,400	65,327	865
Apollo Group, Inc.	4,200	126,040	(20,410)
Apple, Inc.	100	9,120	955

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Archer-Daniels-Midland Co.	1,900	$75,902	$21,188
Ares Capital Corp.	700	12,572	(1,260)
Ashland, Inc.	300	28,587	2,643
Assurant, Inc.	800	53,271	(1,831)
Assured Guaranty Ltd.	1,900	39,797	2,307
Atmel Corp.	16,000	136,327	(7,047)
Atwood Oceanics, Inc.	600	28,667	(2,453)
Autodesk, Inc.	700	34,192	4,378
Avery Dennison Corp.	900	44,693	(4,508)
Axis Capital Holdings Ltd.	300	13,668	531
Baker Hughes, Inc.	1,000	56,027	9,033
Bed Bath & Beyond, Inc.	400	25,980	352
Best Buy Co., Inc.	1,500	36,958	13,426
Biogen Idec, Inc.	1,000	320,763	10,047
Boston Scientific Corp.	5,400	72,473	(8,699)
Brinker International, Inc.	900	44,987	724
Bristol-Myers Squibb Co.	300	16,154	(800)
Broadcom Corp.	2,600	87,771	17,321
Brocade Communications Systems, Inc.	19,200	176,768	31,936
CA, Inc.	2,900	95,329	(14,303)
Cardinal Health, Inc.	900	60,188	7,240
CareFusion Corp.	1,800	72,622	8,828
Carter’s, Inc.	200	15,495	9
CBOE Holdings, Inc.	1,300	64,726	4,857
CBS Corp.	600	36,803	(4,703)
Celgene Corp.	700	53,270	13,076
CF Industries Holdings, Inc.	200	46,777	9,067
Cheesecake Factory, Inc./The	100	4,515	35
Chico’s FAS, Inc.	2,900	45,612	(2,779)
Cigna Corp.	800	69,732	2,820
Cimarex Energy Co.	300	29,716	8,243
Cintas Corp.	700	43,909	5,504
Citrix Systems, Inc.	600	35,284	7,520
Coach, Inc.	1,400	50,587	(733)
Coca-Cola Enterprises, Inc.	2,100	92,393	763
Cognizant Technology Solutions Corp.	1,500	72,664	(5,509)
Computer Sciences Corp.	1,400	83,667	1,943
Corning, Inc.	3,600	70,308	(684)
Covance, Inc.	500	42,635	(3,285)
Cummins, Inc.	700	93,797	(1,411)
CVS Health Corp.	300	20,510	3,367

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Deckers Outdoor Corp.	900	$68,161	$19,301
Delta Air Lines, Inc.	3,600	133,488	(3,348)
Dillards, Inc.	1,500	141,826	21,644
Discover Financial Services	1,100	59,989	10,840
DISH Network Corp.	800	49,498	2,166
Dollar General Corp.	800	45,072	3,816
Domino’s Pizza, Inc.	200	14,658	734
Dover Corp.	800	67,047	(2,783)
Dow Chemical Co./The	900	42,492	4,704
DR Horton, Inc.	900	18,726	(258)
Dr. Pepper Snapple Group, Inc.	500	31,885	270
Dril-Quip, Inc.	400	39,939	(4,179)
DSW, Inc.	1,100	40,579	(7,458)
DTE Energy Co.	400	26,459	3,973
Dun & Bradstreet Corp./The	500	57,094	1,641
eBay, Inc.	400	21,913	739
Edison International	100	4,730	862
Edwards Lifesciences Corp.	1,500	148,610	4,615
Electronic Arts, Inc.	2,700	95,895	252
EMC Corp.	1,300	33,572	4,466
Emerson Electric Co.	600	39,632	(2,084)
EOG Resources, Inc.	300	35,367	(5,661)
Exelis, Inc.	7,000	122,763	(6,983)
Expedia, Inc.	800	59,555	10,541
F5 Networks, Inc.	100	10,217	1,657
Facebook, Inc.	800	51,799	11,433
Fifth Third BanCorp.	1,000	21,550	(1,530)
First Solar, Inc.	400	22,074	4,250
FLIR Systems, Inc.	1,700	56,278	(3,000)
Flowserve Corp.	400	30,848	(2,640)
Fluor Corp.	500	40,609	(7,214)
Foot Locker, Inc.	3,700	173,558	32,347
Fossil Group, Inc.	1,100	123,356	(20,066)
Franklin Resources, Inc.	400	23,404	(1,560)
GameStop Corp.	700	25,908	2,932
Gannett Co., Inc.	1,400	39,627	1,911
Gap, Inc./The	4,100	158,398	12,531
General Motors Co.	900	30,705	(1,959)
Genworth Financial, Inc.	500	8,045	(1,495)
Gilead Sciences, Inc.	1,900	158,501	43,754
Goodyear Tire & Rubber Co./The	2,500	66,556	(10,093)
Google, Inc.	200	114,928	2,754

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Guess?, Inc.	600	$15,936	$(2,754)
Halliburton Co.	1,000	51,184	13,326
Hanesbrands, Inc.	800	51,243	34,709
Harman International Industries, Inc.	400	41,689	(2,473)
Harris Corp.	200	14,108	(828)
HCA Holdings, Inc.	1,700	115,143	4,741
Health Net, Inc.	4,100	153,288	35,763
Hess Corp.	800	61,454	14,002
Hewlett-Packard Co.	6,200	196,236	23,678
Humana, Inc.	1,100	109,338	33,981
Huntsman Corp.	300	6,933	864
IAC/InterActiveCorp.	1,600	114,734	(9,294)
IDEX Corp.	400	29,303	(355)
IDEXX Laboratories, Inc.	100	12,756	(973)
Illinois Tool Works, Inc.	100	8,266	176
Informatica Corp.	1,400	47,993	(57)
Ingersoll-Rand PLC	800	47,286	(2,198)
Ingram Micro, Inc.	4,900	139,214	(12,745)
Intel Corp.	3,100	101,457	6,485
Interpublic Group of Cos., Inc./The	3,000	56,904	(1,944)
Intuit, Inc.	200	14,759	2,771
InvesCo., Ltd.	2,300	77,105	13,699
ITT Corp.	2,200	94,233	4,635
Jabil Circuit, Inc.	2,000	36,013	4,327
Johnson & Johnson	500	45,110	8,185
Johnson Controls, Inc.	1,000	46,784	(2,784)
JPMorgan Chase & Co.	600	32,665	3,479
KBR, Inc.	2,800	72,255	(19,531)
Kennametal, Inc.	100	5,121	(990)
KeyCorp.	1,000	13,540	(210)
Kimberly-Clark Corp.	100	10,813	(56)
KLA-Tencor Corp.	600	37,644	9,624
Kroger Co./The	1,900	69,386	29,414
L-3 Communications Holdings, Inc.	400	47,073	495
Lam Research Corp.	700	45,155	7,135
Lear Corp.	600	48,542	3,304
Leidos Holdings, Inc.	900	33,576	(2,679)
Lennox International, Inc.	900	77,658	(8,475)
Lexmark International, Inc.	3,000	125,630	1,870
Liberty Media Corp.	1,500	71,168	(398)
Lincoln Electric Holdings, Inc.	700	47,233	1,161
Lincoln National Corp.	1,300	64,487	5,167
Lockheed Martin Corp.	400	63,501	9,611
Lowe’s Cos., Inc.	500	24,028	2,432

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LPL Financial Holdings, Inc.	1,100	$58,825	$(8,170)
LyondellBasell Industries NV	1,400	121,501	30,623
Macy’s, Inc.	1,200	67,561	2,255
Manpower, Inc.	1,700	138,062	(18,892)
Marathon Oil Corp.	900	29,912	3,919
Marathon Petroleum Corp.	400	33,111	757
Marvell Technology Group Ltd.	5,600	82,872	(7,384)
Masco Corp.	1,700	37,523	3,141
MasterCard, Inc.	800	62,550	(3,414)
McGraw-Hill Cos., Inc.	900	67,891	8,113
McKesson Corp.	200	34,627	4,307
Medtronic, Inc.	1,100	64,139	4,006
Merck & Co., Inc.	200	10,943	913
MetLife, Inc.	200	9,904	840
Micron Technology, Inc.	2,000	58,093	10,427
Microsoft Corp.	3,300	120,589	32,399
Monster Beverage Corp.	2,500	199,495	29,680
Moody’s Corp.	100	7,893	1,557
Mosaic Co./The	400	19,332	(1,568)
Murphy USA, Inc.	700	31,423	5,719
Myriad Genetics, Inc.	2,100	55,658	25,339
NASDAQ OMX Group, Inc./The	1,800	67,668	8,688
National Oilwell Varco, Inc.	300	22,725	105
Navient Corp.	5,000	73,841	14,709
NetApp, Inc.	4,000	155,294	16,546
News Corp.	800	13,008	72
NIKE, Inc.	900	74,708	5,572
Norfolk Southern Corp.	200	20,724	1,596
Northrop Grumman Corp.	1,400	166,002	18,462
Nu Skin Enterprises, Inc.	900	71,609	(31,082)
NVIDIA Corp.	2,300	38,597	3,838
Occidental Petroleum Corp.	100	8,793	822
Oceaneering International, Inc.	300	22,401	(2,850)
Oil States International, Inc.	700	22,570	20,760
Old Republic International Corp.	1,000	16,790	(2,510)
Olin Corp.	1,400	36,110	(760)
ON Semiconductor Corp.	6,200	54,983	445
Oracle Corp.	4,600	181,263	(5,175)
Oshkosh Corp.	1,500	78,395	(12,170)
Parker Hannifin Corp.	800	92,662	(1,342)
Patterson-UTI Energy, Inc.	2,000	55,425	9,635

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Penn National Gaming, Inc.	900	$11,437	$(1,348)
Pfizer, Inc.	2,600	77,742	(860)
Phillips 66	100	7,511	620
Pitney Bowes, Inc.	2,700	68,726	(1,253)
Polycom, Inc.	6,300	75,563	1,833
Popular, Inc.	1,100	33,452	(1,073)
priceline.com, Inc.	100	123,391	(7,533)
Pulte Group, Inc.	7,100	134,953	(9,567)
Rackspace Hosting, Inc.	3,200	106,706	(2,546)
Ralph Lauren Corp.	200	32,050	896
Raytheon Co.	1,600	148,733	13,859
Red Hat, Inc.	200	11,427	(197)
Regal-Beloit Corp.	400	31,508	(5,808)
Regions Financial Corp.	600	6,342	(318)
Reinsurance Group of America, Inc.	1,000	73,644	6,486
Reliance Steel & Aluminum Co.	300	22,824	(2,304)
RF Micro Devices, Inc.	5,900	54,168	13,918
Robert Half International, Inc.	200	8,387	1,413
Rock-Tenn Co.	1,200	58,396	(1,300)
Rockwell Automation, Inc.	100	11,468	(480)
Ross Stores, Inc.	800	59,991	473
Rowan Cos. PLC	300	9,825	(2,232)
RR Donnelley & Sons Co.	1,200	21,492	(1,740)
Ryder System, Inc.	500	37,150	7,835
SanDisk Corp.	100	8,075	1,720
SEI Investments Co.	1,100	35,787	3,989
Semtech Corp.	1,200	29,892	2,688
Skyworks Solutions, Inc.	3,100	105,262	74,693
Snap-on, Inc.	100	9,989	2,119
Southwest Airlines Co.	3,600	76,365	45,207
Spirit Aerosystems Holdings, Inc.	3,300	111,402	14,196
SPX Corp.	200	21,086	(2,300)
State Street Corp.	1,300	88,103	7,590
Stryker Corp.	100	7,820	255
Superior Energy Services, Inc.	500	17,255	(820)
SUPERVALU, Inc.	12,900	118,249	(2,923)
Symantec Corp.	3,800	88,473	865
Telephone & Data Systems, Inc.	500	13,694	(1,714)
Teradyne, Inc.	700	13,325	248
Thermo Fisher Scientific, Inc.	500	59,334	1,516
Thor Industries, Inc.	400	21,334	(734)
Thoratec Corp.	3,400	102,506	(11,624)
Time Warner, Inc.	1,000	75,559	(349)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Timken Co./The	2,100	$91,518	$(2,499)
TJX Cos., Inc./The	2,200	127,537	2,637
Towers Watson & Co.	800	94,944	(15,344)
Travelers Cos., Inc./The	100	8,647	747
Trinity Industries, Inc.	100	4,252	420
Tyson Foods, Inc.	3,900	146,652	6,891
Union Pacific Corp.	400	36,054	7,314
United States Steel Corp.	500	18,146	1,439
United Therapeutics Corp.	1,000	103,685	24,965
UnitedHealth Group, Inc.	400	32,635	1,865
Universal Health Services, Inc.	100	10,940	(490)
Unum Group	5,000	165,847	6,053
Urban Outfitters, Inc.	200	7,404	(64)
Valero Energy Corp.	1,700	84,447	(5,788)
VCA Antech, Inc.	1,700	54,784	12,077
Vectrus, Inc.	388	8,761	(1,183)
VF Corp.	1,000	58,717	7,313
Viacom, Inc.	700	57,336	(3,478)
WABCO Holdings, Inc.	600	62,430	(7,860)
Waddell & Reed Financial, Inc.	1,700	111,568	(23,696)
WellPoint, Inc.	1,000	84,725	34,895
Western Digital Corp.	1,600	137,579	18,133
Whirlpool Corp.	400	57,639	621
Whiting Petroleum Corp.	700	40,960	13,325
Williams-Sonoma, Inc.	200	12,732	582
WR Grace & Co.	100	9,303	(209)
Xerox Corp.	5,900	66,443	11,614
Yahoo!, Inc.	3,100	110,891	15,434

			936,959

Total of Long Equity Positions			918,941

Short Positions

Hong Kong
Michael Kors Holdings Ltd.	(1,200)	(99,177)	13,508

Ireland
Alkermes PLC	(2,700)	(120,832)	5,083
Endo International PLC	(800)	(51,756)	(2,916)

			2,167

Netherlands
Chicago Bridge & Iron Co. NV	(2,300)	(153,637)	20,582
Core Laboratories NV	(200)	(38,202)	8,932

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Netherlands (continued)
Sensata Technologies Holding NV	(2,000)	$(81,528)	$(7,532)

			21,982

Panama
Copa Holdings SA	(600)	(92,070)	27,696

Switzerland
Weatherford International PLC	(500)	(10,443)	43

United Kingdom
Liberty Global PLC	(3,600)	(148,213)	(4,931)
Willis Group Holdings PLC	(1,800)	(76,238)	1,718

			(3,213)

United States
Actavis PLC	(200)	(37,905)	(10,351)
ADT Corp./The	(4,500)	(140,526)	(19,044)
Alcoa, Inc.	(3,800)	(61,711)	569
Allegheny Technologies, Inc.	(2,200)	(76,141)	(5,479)
Alliance Data Systems Corp.	(400)	(99,294)	(14)
Alpha Natural Resources, Inc.	(15,400)	(80,463)	42,271
Altera Corp.	(1,000)	(32,164)	(3,616)
AMC Networks, Inc.	(400)	(26,102)	2,734
American Eagle Outfitters, Inc.	(4,000)	(46,478)	(11,602)
AmerisourceBergen Corp.	(900)	(67,728)	(1,842)
AMETEK, Inc.	(400)	(20,808)	724
Amphenol Corp.	(700)	(60,242)	(9,660)
Armstrong World Industries, Inc.	(1,700)	(96,436)	1,236
AutoNation, Inc.	(700)	(33,167)	(2,050)
Avon Products, Inc.	(4,400)	(68,496)	13,056
Bill Barrett Corp.	(4,500)	(108,663)	9,483
BioMarin Pharmaceutical, Inc.	(1,300)	(86,097)	(7,711)
BorgWarner, Inc.	(1,500)	(85,580)	6,665
Brookdale Senior Living, Inc.	(3,800)	(106,435)	(16,001)
Brown-Forman Corp.	(600)	(47,554)	(6,578)
Cabela’s, Inc.	(3,200)	(198,744)	10,264
Cablevision Systems Corp.	(1,200)	(19,634)	(1,378)
Cabot Oil & Gas Corp.	(1,400)	(46,427)	661
Cadence Design Systems, Inc.	(400)	(5,584)	(1,300)
Calpine Corp.	(2,100)	(40,019)	(5,551)
Campbell Soup Co.	(1,700)	(71,377)	(1,264)
CarMax, Inc.	(3,400)	(159,384)	1,454
Carnival Corp.	(2,000)	(80,698)	358
Catamaran Corp.	(3,900)	(184,568)	20,183
CenterPoint Energy, Inc.	(500)	(12,000)	(235)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CenturyLink, Inc.	(3,100)	$(90,936)	$(35,823)
CH Robinson Worldwide, Inc.	(1,000)	(54,817)	(11,503)
Charles Schwab Corp./The	(700)	(18,739)	(1,834)
Charter Communications, Inc.	(300)	(41,084)	(4,327)
Cheniere Energy, Inc.	(300)	(19,381)	(4,628)
Chesapeake Energy Corp.	(200)	(4,816)	218
Church & Dwight Co., Inc.	(300)	(19,659)	(1,389)
Ciena Corp.	(9,900)	(199,677)	34,149
Citigroup, Inc.	(1,600)	(81,282)	(1,630)
Clean Harbors, Inc.	(2,500)	(142,474)	7,674
Clorox Co./The	(700)	(61,446)	(5,782)
CME Group, Inc.	(300)	(22,057)	(1,930)
Community Health Systems, Inc.	(1,700)	(78,550)	(14,593)
CommVault Systems, Inc.	(800)	(51,138)	10,818
ConAgra Foods, Inc.	(1,100)	(34,460)	(1,883)
Concho Resources, Inc.	(100)	(9,775)	(2,764)
CONSOL Energy, Inc.	(900)	(33,844)	(230)
Con-way, Inc.	(900)	(35,131)	(7,619)
CoreLogic, Inc.	(1,600)	(44,551)	1,239
Cree, Inc.	(2,400)	(111,960)	13,680
Cubist Pharmaceuticals, Inc.	(2,400)	(166,495)	7,279
Cullen/Frost Bankers, Inc.	(800)	(59,009)	(2,199)
Cypress Semiconductor Corp.	(10,100)	(101,793)	2,055
Darden Restaurants, Inc.	(700)	(34,097)	(1,925)
Dean Foods Co.	(9,500)	(139,888)	14,013
Diebold, Inc.	(3,600)	(123,424)	(3,728)
Discovery Communications, Inc.	(600)	(23,328)	648
DreamWorks Animation SKG, Inc.	(1,800)	(46,400)	(2,686)
Dunkin’ Brands Group, Inc.	(1,800)	(81,537)	861
E*TRADE Financial Corp.	(500)	(10,156)	(1,139)
Eagle Materials, Inc.	(200)	(15,689)	(4,677)
Ecolab, Inc.	(100)	(9,979)	(1,504)
EQT Corp.	(200)	(18,374)	66
Equinix, Inc.	(900)	(163,359)	(27,873)
Estee Lauder Cos., Inc./The	(200)	(15,144)	200

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Expeditors International of Washington, Inc.	(800)	$(32,579)	$115
Express Scripts Holding Co.	(400)	(30,056)	1,804
Fastenal Co.	(5,000)	(229,418)	4,918
First Horizon National Corp.	(9,600)	(114,414)	(3,474)
First Republic Bank	(300)	(14,874)	60
FirstEnergy Corp.	(600)	(20,216)	74
Flowers Foods, Inc.	(2,900)	(61,075)	7,831
FMC Corp.	(100)	(7,552)	1,833
FMC Technologies, Inc.	(300)	(14,627)	(1,666)
FNF Group	(500)	(11,335)	(2,535)
Fortinet, Inc.	(300)	(6,570)	(1,010)
Fortune Brands Home & Security, Inc.	(1,300)	(59,857)	6,414
Freeport-McMoRan, Inc.	(1,000)	(32,571)	(79)
Freescale Semiconductor Ltd.	(4,300)	(82,020)	(1,959)
Fresh Market, Inc./The	(5,000)	(171,913)	(2,737)
Genesee & Wyoming, Inc.	(1,900)	(180,277)	(812)
Gentex Corp.	(1,400)	(38,785)	1,307
Groupon, Inc.	(8,400)	(57,487)	1,376
Harley-Davidson, Inc.	(300)	(19,834)	2,374
Helix Energy Solutions Group, Inc.	(2,200)	(50,484)	1,952
Hertz Global Holdings, Inc.	(900)	(24,372)	1,521
HollyFrontier Corp.	(200)	(10,492)	1,756
Hologic, Inc.	(3,200)	(70,132)	(7,724)
HomeAway, Inc.	(2,300)	(76,323)	(5,327)
Hospira, Inc.	(600)	(26,396)	(4,822)
IHS, Inc.	(400)	(45,180)	(4,896)
Illumina, Inc.	(200)	(28,981)	(3,803)
Incyte Corp. Ltd.	(2,500)	(129,409)	6,784
Intuitive Surgical, Inc.	(100)	(41,086)	(5,096)
Iron Mountain, Inc.	(3,000)	(81,818)	(16,132)
Jacobs Engineering Group, Inc.	(200)	(12,633)	2,869
Jazz Pharmaceuticals PLC	(600)	(90,080)	(6,256)
JB Hunt Transport Services, Inc.	(1,300)	(95,451)	(814)
JDS Uniphase Corp.	(900)	(10,710)	(810)
JetBlue Airways Corp.	(2,000)	(21,035)	(205)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Kansas City Southern	(1,500)	$(160,661)	$(21,139)
KB Home	(7,800)	(129,891)	13,359
Keurig Green Mountain, Inc.	(400)	(46,028)	(6,024)
Kinder Morgan, Inc.	(3,000)	(106,131)	(8,889)
Kirby Corp.	(400)	(39,944)	(7,196)
Kohl’s Corp.	(400)	(21,524)	(2,888)
Laboratory Corp. of America Holdings	(200)	(18,860)	(1,490)
Lamar Advertising Co.	(1,600)	(78,913)	113
Laredo Petroleum, Inc.	(4,800)	(114,825)	7,257
Lennar Corp.	(2,400)	(89,770)	(3,422)
Level 3 Communications, Inc.	(2,800)	(97,368)	(30,676)
LinkedIn Corp.	(900)	(174,831)	(12,180)
Lions Gate Entertainment Corp.	(6,800)	(194,615)	(29,581)
Louisiana-Pacific Corp.	(12,200)	(186,039)	20,241
M&T Bank Corp.	(400)	(44,305)	(5,011)
Madison Square Garden Co./The	(300)	(14,900)	(4,936)
Mallinckrodt PLC	(200)	(17,041)	(989)
Markel Corp.	(100)	(63,400)	(215)
Marriott International, Inc.	(700)	(34,745)	(14,185)
Martin Marietta Materials, Inc.	(800)	(86,225)	(16,927)
McCormick & Co., Inc.	(1,000)	(69,194)	2,294
MDC Holdings, Inc.	(6,000)	(169,678)	17,758
MeadWestvaco Corp.	(600)	(21,870)	(2,694)
Medivation, Inc.	(700)	(40,602)	(28,607)
MEDNAX, Inc.	(500)	(26,885)	(525)
MGM Resorts International	(3,800)	(86,910)	346
Mohawk Industries, Inc.	(300)	(39,662)	(784)
Motorola Solutions, Inc.	(1,300)	(84,185)	1,921
MRC Global, Inc.	(2,700)	(70,070)	7,106
MSC Industrial Direct Co., Inc.	(800)	(67,509)	(859)
MSCI, Inc.	(100)	(4,397)	(305)
Mylan, Inc.	(200)	(9,622)	524
Navistar International Corp.	(5,700)	(197,919)	10,332
NCR Corp.	(1,000)	(36,121)	2,711
NetSuite, Inc.	(1,900)	(173,280)	3,154
Nielsen NV	(1,400)	(60,559)	(1,503)
Northern Trust Corp.	(900)	(57,651)	(3,576)
NRG Energy, Inc.	(4,600)	(134,988)	(5,220)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Nuance Communications, Inc.	(4,600)	$(70,631)	$(278)
Nucor Corp.	(700)	(35,966)	(2,030)
Oasis Petroleum, Inc.	(900)	(38,772)	1,143
Office Depot, Inc.	(19,800)	(85,547)	(16,225)
ONEOK, Inc.	(1,500)	(88,664)	(9,661)
Owens Corning	(2,500)	(91,889)	12,514
Owens-Illinois, Inc.	(700)	(23,795)	5,560
Palo Alto Networks, Inc.	(900)	(57,621)	(30,669)
Pandora Media, Inc.	(4,000)	(107,381)	10,741
Peabody Energy Corp.	(10,100)	(142,306)	17,268
PerkinElmer, Inc.	(400)	(16,960)	(480)
Perrigo Co PLC	(600)	(92,880)	2,766
PG&E Corp.	(500)	(22,300)	(220)
Pharmacyclics, Inc.	(800)	(95,781)	1,837
PVH Corp.	(400)	(47,908)	(552)
QEP Resources, Inc.	(1,300)	(39,609)	(405)
Quest Diagnostics, Inc.	(500)	(27,850)	(2,490)
Range Resources Corp.	(1,700)	(133,454)	18,177
Regeneron Pharmaceuticals, Inc.	(400)	(123,284)	(20,924)
Rockwell Collins, Inc.	(700)	(53,066)	(1,884)
Roper Industries, Inc.	(600)	(82,567)	(5,207)
Rosetta Resources, Inc.	(1,000)	(45,382)	822
Royal Caribbean Cruises Ltd.	(700)	(37,006)	(10,097)
salesforce.com, Inc.	(2,400)	(135,424)	(2,648)
Salix Pharmaceuticals Ltd.	(700)	(82,075)	(27,293)
SBA Communications Corp.	(1,700)	(168,601)	(19,929)
Scripps Networks Interactive, Inc.	(200)	(16,516)	898
Sealed Air Corp.	(3,500)	(116,513)	(5,567)
Seattle Genetics, Inc.	(1,700)	(70,865)	7,659
ServiceNow, Inc.	(1,800)	(104,431)	(1,373)
Signet Jewelers Ltd.	(100)	(10,397)	(994)
Sirius XM Holdings, Inc.	(24,000)	(77,811)	(5,949)
Sirona Dental Systems, Inc.	(400)	(29,676)	(996)
Six Flags Entertainment Corp.	(3,600)	(141,557)	17,753

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
SolarWinds, Inc.	(400)	$(18,491)	$1,671
Sotheby’s	(5,100)	(197,333)	15,161
Southern Co./The	(900)	(40,006)	721
Spectra Energy Corp.	(6,000)	(242,924)	7,364
Splunk, Inc.	(1,900)	(110,054)	4,870
Sprint Corp.	(19,500)	(155,387)	31,757
Staples, Inc.	(3,600)	(41,904)	(1,656)
Stericycle, Inc.	(1,700)	(195,914)	(2,238)
Stratasys Ltd.	(1,400)	(148,612)	(20,480)
SunEdison, Inc.	(6,800)	(113,487)	(14,897)
Synovus Financial Corp.	(2,500)	(61,013)	1,913
Target Corp.	(2,200)	(135,078)	(2,818)
TECO Energy, Inc.	(1,200)	(20,549)	(307)
Tempur Sealy International, Inc.	(500)	(24,585)	(3,500)
Tenet Healthcare Corp.	(2,800)	(121,491)	(44,801)
Teradata Corp.	(500)	(23,662)	2,702
Terex Corp.	(400)	(15,821)	3,113
Tesla Motors, Inc.	(400)	(99,502)	2,430
Textron, Inc.	(1,900)	(69,532)	1,151
Tidewater, Inc.	(300)	(14,768)	3,059
Toll Brothers, Inc.	(3,800)	(132,241)	13,833
Total System Services, Inc.	(500)	(14,937)	(543)
Tractor Supply Co.	(200)	(14,151)	1,849
TransDigm Group, Inc.	(500)	(85,384)	(6,781)
Trimble Navigation Ltd.	(1,200)	(43,016)	6,416
TripAdvisor, Inc.	(100)	(10,362)	1,220
Triumph Group, Inc.	(1,000)	(73,892)	8,842
Twenty-First Century Fox, Inc.	(900)	(31,968)	1,107
Under Armour, Inc.	(1,400)	(59,874)	(36,866)
United Continental Holdings, Inc.	(1,100)	(48,497)	(2,972)
United Rentals, Inc.	(1,200)	(106,134)	(27,186)
Vantiv, Inc.	(2,600)	(82,367)	2,027
Varian Medical Systems, Inc.	(700)	(57,189)	1,105
VeriFone Systems, Inc.	(2,000)	(63,023)	(5,737)
VeriSign, Inc.	(400)	(19,202)	(2,846)
Vertex Pharmaceuticals, Inc.	(500)	(57,684)	1,529
Visa, Inc.	(400)	(84,436)	(912)
Vmware, Inc.	(400)	(40,358)	2,822
Vulcan Materials Co.	(1,000)	(62,780)	2,550
Waste Management, Inc.	(300)	(12,226)	(2,033)
Wendy’s Co./The	(1,342)	(12,051)	966
WESCO International, Inc.	(800)	(68,734)	6,126
Western Union Co./The	(3,800)	(60,357)	(595)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Whole Foods Market, Inc.	(1,300)	$(50,778)	$1,235
Williams Cos., Inc./The	(1,300)	(52,112)	(19,843)
WPX Energy, Inc.	(1,000)	(21,326)	(2,734)
Zions BanCorp.	(2,700)	(79,979)	1,517
Zynga, Inc.	(9,800)	(33,483)	7,023

			(325,057)

Total of Short Equity Positions			(262,874)

Total of Long and Short Equity Positions			656,067

Net Cash and Other Receivables/ (Payables) (b)			(646,782)

Swaps, at Value			$9,285

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$128,027

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Switzerland
Actelion Ltd.	2,502	$229,975	$63,074
Galenica AG	41	36,854	(772)
Lonza Group AG	464	42,803	13,107
Novartis AG	141	10,583	2,694
Roche Holding AG	246	64,977	7,668
Swiss Life Holding AG	271	62,252	2,326
Swiss Re AG	532	45,028	(2,690)

			85,407

Total of Long Equity Positions			85,407

Short Positions

Switzerland
Cie Financiere Richemont SA	(460)	(41,893)	4,292
Credit Suisse Group AG	(3,216)	(92,818)	3,846
Dufry AG	(689)	(111,703)	6,928
Julius Baer Group Ltd.	(1,992)	(89,442)	425
Sulzer AG	(250)	(35,627)	4,970
Swatch Group AG/The	(380)	(195,284)	15,203
Syngenta AG	(78)	(28,523)	3,825
UBS AG	(4,902)	(95,870)	10,659

			50,148

Total of Short Equity Positions			50,148

Total of Long and Short Equity Positions			135,555

Net Cash and Other Receivables/ (Payables) (b)			(7,528)

Swaps, at Value			$128,027

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-13 months maturity ranging from 10/21/2014 - 02/20/2015	$201,104

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Belgium
Belgacom SA	5,243	$146,585	$35,957
Delhaize Group SA	773	49,061	4,660

			40,617

Finland
Fortum OYJ	4,451	91,948	16,576
Neste Oil OYJ	2,108	38,751	4,632

			21,208

France
AtoS	243	20,231	(2,634)
AXA SA	317	7,709	100
Cap Gemini SA	70	4,512	508
Casino Guichard Perrachon SA	261	29,910	(1,830)
Cie Generale des Etablissements Michelin	513	51,966	(3,646)
Danone SA	104	6,620	344
Electricite de France SA	2,989	102,263	(4,204)
Eutelsat Communications SA	769	21,391	3,421
GDF Suez	7,062	176,724	394
Iliad SA	264	55,247	444
Orange SA	10,552	152,608	4,855
Peugeot SA	8,824	118,783	(5,873)
Safran SA	956	61,545	436
SES SA	532	17,191	1,216
Suez Environnement Co.	1,473	27,203	(2,288)
Thales SA	1,433	87,712	(11,445)
Total SA	2,088	115,256	19,950

			(252)

Germany
Axel Springer SE	1,294	75,827	(4,787)
Bilfinger SE	185	20,467	(8,774)
Brenntag AG	111	(137)	5,570
Deutsche Lufthansa AG	1,079	26,853	(9,910)
Deutsche Post AG	1,335	43,736	(1,183)
Deutsche Telekom AG	563	8,606	(84)
E.ON SE	4,299	74,192	4,315
Hannover Rueck SE	480	38,240	500
Hochtief AG	331	26,875	(4,158)
Merck KGaA	1,042	80,240	15,536
Metro AG	564	20,337	(1,840)
Muenchener Rueckversicherungs AG	297	58,445	144
Porsche Automobil Holding SE	1,090	94,055	(7,103)
ProSiebenSat.1 Media AG	2,232	91,895	(3,407)
Rhoen Klinikum AG	1,068	31,568	757
RWE AG	523	18,110	2,245
Stada Arzneimittel AG	457	21,479	(3,375)
United Internet AG	3,176	127,423	7,425

			(8,129)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Italy
Autogrill SpA	11,235	$95,990	$(7,831)
Enel Green Power SpA	7,074	17,379	677
Enel SpA	11,045	56,467	1,962
Eni SpA	1,848	45,896	(2,050)
Fiat SpA	4,258	(1)	1
Fiat SpA	4,258	39,737	1,300
Mediobanca SpA	4,425	36,958	849
Pirelli & C. SpA	7,774	110,619	(3,423)
Prysmian SpA	905	21,439	(4,693)
Snam SpA	26,031	140,242	3,496
Terna Rete Elettrica Nazionale SpA	9,867	44,874	4,654

			(5,058)

Netherlands
Delta Lloyd NV	2,859	65,304	3,585
Heineken NV	145	8,733	2,096
Koninklijke Ahold NV	9,692	167,783	(11,009)
Koninklijke Boskalis Westminster NV	2,109	114,520	4,089
Royal Dutch Shell PLC	3,998	153,616	(1,002)
Wolters Kluwer NV	3,568	93,665	1,484

			(757)

Spain
Acerinox SA	4,832	78,732	(4,512)
ACS Actividades de Construccion y Servicios SA	1,687	55,578	9,084
Bankinter SA	1,948	13,894	2,574
Ebro Foods SA	2,402	50,327	(4,831)
Enagas SA	2,258	66,090	6,525
Gas Natural SDG SA	2,594	60,047	16,260
Iberdrola SA	18,981	133,558	2,116
Tecnicas Reunidas SA	1,145	61,434	(866)

			26,350

Total of Long Equity Positions			73,979

Short Positions

Belgium
UCB SA	(180)	(11,518)	(4,792)

Finland
Kone OYJ	(1,039)	(41,564)	(33)
Nokia OYJ	(9,013)	(68,718)	(7,812)
Nokian Renkaat OYJ	(2,280)	(89,392)	20,982
Wartsila OYJ	(540)	(27,283)	3,221

			16,358

France
Alcatel-Lucent	(76,612)	(270,466)	34,172
Arkema SA	(732)	(53,914)	4,863
CGG SA	(16,692)	(228,686)	76,601

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Edenred	(990)	$(27,682)	$3,287
Essilor International SA	(1,798)	(181,489)	(15,693)
LVMH Moet Hennessy Louis Vuitton SA	(369)	(60,687)	768
Remy Cointreau SA	(1,821)	(132,451)	1,296
Renault SA	(202)	(17,501)	2,888
Schneider Electric SE	(674)	(57,997)	6,286
Valeo SA	(94)	(11,905)	1,460
Vallourec SA	(2,121)	(98,395)	787
Veolia Environnement SA	(5,580)	(79,798)	(18,594)

			98,121

Germany
adidas AG	(3,235)	(240,492)	(889)
Bayerische Motoren Werke AG	(344)	(39,688)	2,924
Commerzbank AG	(2,961)	(48,490)	4,522
Continental AG	(26)	(5,728)	803
Daimler AG	(453)	(38,408)	3,814
Deutsche Bank AG	(4,641)	(194,988)	32,936
GEA Group AG	(659)	(28,430)	(199)
Infineon Technologies AG	(492)	(4,487)	(577)
LANXESS AG	(973)	(61,890)	8,276
MTU Aero Engines AG	(231)	(19,484)	(170)
SAP AG	(498)	(36,897)	956
Volkswagen AG	(207)	(51,325)	8,578
Wacker Chemie AG	(816)	(88,867)	(9,421)

			51,553

Italy
A2A SpA	(16,250)	(18,158)	2,094
Banca Monte dei Paschi di Siena SpA	(20,282)	(25,890)	(660)
Banca Popolare dell’Emilia Romagna SC	(5,014)	(42,279)	2,632
Buzzi Unicem SpA	(1,844)	(29,208)	4,138
Mediaset SpA	(4,042)	(15,453)	46
Salvatore Ferragamo SpA	(3,992)	(111,743)	2,487
Telecom Italia SpA	(126,211)	(134,333)	(10,024)
UniCredit SpA	(4,173)	(30,685)	(2,097)

			(1,384)

Luxembourg
ArcelorMittal	(1,021)	(15,321)	1,351

Netherlands
ASML Holding NV	(2,252)	(181,549)	(41,508)
CNH Industrial NV	(22,626)	(195,351)	16,131
SBM Offshore NV	(8,698)	(127,604)	1,481

			(23,896)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Spain
Amadeus IT Holding SA	(2,779)	$(102,628)	$(1,115)
Bankia SA	(28,514)	(53,560)	513
Mediaset Espana Comunicacion SA	(4,595)	(48,384)	(8,643)
Obrascon Huarte Lain SA	(1,535)	(62,322)	11,088
Red Electrica Corp. SA	(393)	(26,394)	(7,623)

			(5,780)

Switzerland
STMicroelectronics NV	(1,778)	(14,116)	389

Total of Short Equity Positions			131,920

Total of Long and Short Equity Positions			205,899

Net Cash and Other Receivables/ (Payables) (b)			(4,795)

Swaps, at Value			$201,104

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$16,650

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Norway
Norsk Hydro ASA	31,410	$169,782	$5,825
Statoil ASA	3,641	101,051	(1,922)
Telenor ASA	3,939	85,161	1,290
Yara International ASA	555	22,490	5,384

			10,577

Total of Long Equity Positions			10,577

Short Positions

Norway
Aker Solutions ASA	(4,448)	(18,202)	293
Aker Solutions ASA	(4,448)	(50,771)	6,462
DNB ASA	(1,154)	(19,437)	(2,159)
Marine Harvest ASA	(1,478)	(19,589)	(1,084)
Petroleum Geo-Services ASA	(7,293)	(48,882)	2,793

			6,305

Total of Short Equity Positions			6,305

Total of Long and Short Equity Positions			16,882

Net Cash and Other Receivables/ (Payables) (b)			(232)

Swaps, at Value			$16,650

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Stockholm Interbank Offered Rate plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$33,756

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Sweden
Boliden AB	3,740	$58,574	$1,813
Securitas AB	16,101	158,138	20,198
Skanska AB	2,147	41,529	2,749
Tele2 AB	884	9,176	1,465
Telefonaktiebolaget LM Ericsson	4,073	43,024	8,332
TeliaSonera AB	12,012	83,218	(382)

			34,175

Total of Long Equity Positions			34,175

Short Positions

Sweden
Getinge AB	(2,359)	(60,948)	1,719
Hexagon AB	(4,011)	(119,488)	(7,341)
Sandvik AB	(1,255)	(16,129)	2,034
Volvo AB	(4,144)	(50,309)	5,476

			1,888

Total of Short Equity Positions			1,888

Total of Long and Short Equity Positions			36,063

Net Cash and Other Receivables/ (Payables) (b)			(2,307)

Swaps, at Value			$33,756

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Copenhagen Interbank Rate plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	13 months maturity 02/20/2015	$33,291

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Denmark
AP Moeller - Maersk A/S	5	$10,520	$1,324
Coloplast A/S	267	16,480	5,849
Pandora A/S	2,071	123,884	37,813
TDC A/S	5,569	49,827	(7,637)
Vestas Wind Systems A/S	404	16,598	(847)

			36,502

Total of Long Equity Positions			36,502

Short Positions

Denmark
Carlsberg A/S	(172)	(15,247)	(29)
Chr Hansen Holding A/S	(1,142)	(40,039)	(4,046)

			(4,075)

Total of Short Equity Positions			(4,075)

Total of Long and Short Equity Positions			32,427

Net Cash and Other Receivables/ (Payables) (b)			864

Swaps, at Value			$33,291

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

MONEY MARKET FUNDS - 93.2%	SHARES	VALUE (Note 3)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)	32,722,974	$32,722,974

J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000%(a)(b)	160,000	160,000

TOTAL MONEY MARKET FUNDS (Cost $32,882,974)		32,882,974

TOTAL INVESTMENTS - 93.2% (cost $32,882,974)		32,882,974

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8% (c)		2,411,973

NET ASSETS - 100.0%		$35,294,947

(a)	Represents annualized seven-day yield as of September 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Interest rate swap contracts outstanding as of September 30, 2014:

Exchange Cleared

COUNTERPARTY †	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International	4.000%	(1)	AUD	2,350,000	$(34,207)	03/13/2025	$24,083
Credit Suisse International	4.000%	(1)	AUD	570,000	—	03/13/2025	(2,456)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	AUD	9,900,000	30,271	03/09/2017	(6,418)
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	3.000%	AUD	2,340,000	—	03/09/2017	5,638
Credit Suisse International	1.500%	(2)	CAD	36,110,000	58,969	03/13/2017	8,092
Credit Suisse International	3 Month London Interbank Offered Rate	1.500%	CAD	640,000	(2,190)	03/13/2017	1,002
Credit Suisse International	3 Month London Interbank Offered Rate	2.500%	CAD	8,140,000	(64,205)	03/17/2025	(81,595)
Credit Suisse International	0.500%	(3)	EUR	9,110,000	(57,700)	03/15/2017	(6,739)
Credit Suisse International	0.500%	(3)	EUR	10,270,000	(49,957)	03/15/2017	(22,688)
Credit Suisse International	1.500%	(3)	EUR	350,000	(8,551)	03/19/2025	(2,659)
Credit Suisse International	1.500%	(3)	EUR	330,000	(6,381)	03/19/2025	(4,187)
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	1,680,000	11,336	03/15/2017	548
Credit Suisse International	6 Month Euro Interbank Offered Rate	0.500%	EUR	1,570,000	9,012	03/15/2017	2,093

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY †	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.500%	EUR	2,190,000	$75,431	03/19/2025	$(5,295)
Credit Suisse International	6 Month Euro Interbank Offered Rate	1.500%	EUR	1,900,000	47,483	03/19/2025	13,366
Credit Suisse International	2.000%	(4)	GBP	1,260,000	(16,100)	03/15/2017	(578)
Credit Suisse International	3.000%	(4)	GBP	8,160,000	(503,294)	03/19/2025	40,778
Credit Suisse International	3.000%	(4)	GBP	90,000	(4,944)	03/19/2025	(157)
Credit Suisse International	6 Month London Interbank Offered Rate	2.000%	GBP	36,100,000	445,648	03/15/2017	32,191
Credit Suisse International	6 Month London Interbank Offered Rate	3.000%	GBP	480,000	18,816	03/19/2025	8,391
Credit Suisse International	0.250%	(4)	JPY	1,827,290,000	(23,813)	03/15/2017	(663)
Credit Suisse International	0.250%	(4)	JPY	978,640,000	(11,978)	03/15/2017	(1,131)
Credit Suisse International	0.250%	(4)	JPY	978,640,000	(12,000)	03/15/2017	(1,108)
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	375,470,000	12,361	03/19/2025	(4,793)
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	202,260,000	11,099	03/19/2025	(7,022)
Credit Suisse International	6 Month London Interbank Offered Rate	0.750%	JPY	202,260,000	11,120	03/19/2025	(7,043)
Credit Suisse International	1.500%	(5)	NOK	13,370,000	12,907	03/15/2017	551
Credit Suisse International	1.500%	(5)	NOK	108,050,000	131,886	03/15/2017	(23,126)
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.500%	NOK	2,980,000	(10,006)	03/19/2025	4,217
Credit Suisse International	6 Month Norwegian Interbank Offered Rate	2.500%	NOK	24,370,000	(58,277)	03/19/2025	10,936
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	4.500%	NZD	5,000	—	03/15/2017	18
Credit Suisse International	3 Month Australian Bank-Bill Reference Rate	4.500%	NZD	5,000	21	03/15/2017	(3)
Credit Suisse International	1.000%	(6)	SEK	14,530,000	(14,559)	03/15/2017	520
Credit Suisse International	2.000%	(6)	SEK	37,990,000	(108,475)	03/19/2025	37,287
Credit Suisse International	3 Month Stockholm Interbank Offered Rate	1.000%	SEK	172,630,000	168,401	03/15/2017	(1,599)
Credit Suisse International	1.000%	(2)	USD	10,000	—	03/20/2017	50
Credit Suisse International	3.000%	(2)	USD	470,000	(1,949)	03/18/2025	(5,772)
Credit Suisse International	3.000%	(2)	USD	110,000	170	03/18/2025	(1,977)
Credit Suisse International	3.000%	(2)	USD	750,000	(7,316)	03/18/2025	(5,005)
Credit Suisse International	3.000%	(2)	USD	470,000	(3,183)	03/18/2025	(4,538)
Credit Suisse International	3 Month London Interbank Offered Rate	1.250%	USD	2,110,000	(90)	03/20/2017	11
Credit Suisse International	3 Month London Interbank Offered Rate	1.250%	USD	460,000	(1,446)	03/20/2017	1,429
Credit Suisse International	3 Month London Interbank Offered Rate	1.250%	USD	3,250,000	(950)	03/20/2017	828

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

COUNTERPARTY †	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse International	3 Month London Interbank Offered Rate	1.250%	USD	2,050,000	$(251)	03/20/2017	$174
Credit Suisse International	3 Month London Interbank Offered Rate	3.000%	USD	10,000	293	03/18/2025	(129)

					$43,402		$(4,478)

†	Forward effective date swap. See Note 3 in the Notes to Schedule of Investments.
(1)	6 month Australian Bank-Bill Reference Rate
(2)	3 month London Interbank Offered Rate
(3)	6 month Euro Interbank Offered Rate
(4)	6 month London Interbank Offered Rate
(5)	6 month Norwegian Interbank Offered Rate
(6)	3 month Stockholm Interbank Offered Rate

Cash held as collateral at CitiBank and Credit Suisse International for interest rate swap contracts was $26,014 and $38,485, respectively, at September 30, 2014.

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	12/2014	CAD	(364,904)	$1,995
Bank of America	30-Year Euro Buxl Bond	12/2014	EUR	1,432,871	5,996
Bank of America	Bovespa Index	10/2014	BRL	(117,262)	6,426
CitiBank	Corn Futures^	11/2014	USD	(291,250)	34,650
Bank of America	Euro - Bund Futures	12/2014	EUR	(2,631,678)	(15,423)
Bank of America	Hang Seng Index Futures	10/2014	HKD	153,886	(6,942)
Bank of America	H-SHARES Index Futures	10/2014	HKD	207,807	(8,312)
Bank of America	Long Gilt Futures	12/2014	GBP	(182,617)	(800)
Bank of America	MSCI Taiwan Stock Index Futures	10/2014	USD	297,113	(5,603)
CitiBank	Natural Gas Futures^	10/2014	USD	(119,550)	30
CitiBank	Natural Gas Futures^	10/2014	USD	115,110	4,410
Barclays Capital	Natural Gas Futures^	10/2014	USD	153,400	5,960
Barclays Capital	Natural Gas Futures^	10/2014	USD	(158,480)	(880)
Barclays Capital	Natural Gas Futures^	11/2014	USD	(155,520)	(9,320)
CitiBank	Natural Gas Futures^	11/2014	USD	(116,700)	(6,930)
Bank of America	SGX S&P CNX Nifty Index Futures	10/2014	USD	179,493	(3,746)
CitiBank	Soybean Futures^	10/2014	USD	(60,220)	14,558
Bank of America	Swiss Market Index Futures	12/2014	CHF	(1,563,333)	(10,239)
Bank of America	Taiwan Stock Exchange Futures	10/2014	TWD	121,154	(2,928)
Bank of America	Tel Aviv 25 Index Futures	10/2014	ILS	117,940	904
Bank of America	U.S. Treasury 10-Year Note Futures	12/2014	USD	7,657,586	(54,508)
Bank of America	U.S. Treasury 5-Year Note Futures	12/2014	USD	(12,733,042)	(38,802)
Bank of America	U.S. Treasury Long Bond Futures	12/2014	USD	4,903,182	61,443
CitiBank	Wheat Futures^	11/2014	USD	(140,117)	20,679
Bank of America	WIG20 Index Futures	12/2014	PLN	30,456	(80)

					$(7,462)

Money Market Fund is pledged as collateral to Bank of America for total return swap contracts in the amount of $160,000 at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
4	Goldman Sachs	Brent Crude Futures^	10/2014	$401,139	$378,681	$(22,458)
1	J.P. Morgan	LME Aluminum Futures^	10/2014	47,115	48,219	1,104
1	J.P. Morgan	LME Aluminum Futures^	10/2014	48,625	48,282	(343)
2	J.P. Morgan	LME Aluminum Futures^	10/2014	100,843	96,954	(3,889)
1	J.P. Morgan	LME Aluminum Futures^	11/2014	49,571	48,552	(1,019)
1	J.P. Morgan	LME Aluminum Futures^	12/2014	48,927	48,980	53
1	J.P. Morgan	LME Copper Futures^	10/2014	178,724	167,883	(10,841)
1	J.P. Morgan	LME Copper Futures^	10/2014	174,577	167,576	(7,001)
1	J.P. Morgan	LME Copper Futures^	10/2014	178,376	167,491	(10,885)
1	J.P. Morgan	LME Copper Futures^	11/2014	176,752	167,426	(9,326)
1	J.P. Morgan	LME Copper Futures^	11/2014	173,127	167,387	(5,740)
1	J.P. Morgan	LME Copper Futures^	11/2014	173,022	167,250	(5,772)
1	J.P. Morgan	LME Copper Futures^	11/2014	174,502	167,144	(7,358)
1	J.P. Morgan	LME Copper Futures^	11/2014	177,046	167,043	(10,003)
1	J.P. Morgan	LME Copper Futures^	12/2014	171,190	166,932	(4,258)
1	J.P. Morgan	LME Copper Futures^	12/2014	171,140	166,838	(4,302)
1	J.P. Morgan	LME Zinc Futures^	10/2014	57,817	57,044	(773)
8	Barclays Capital	Amsterdam Index Futures	10/2014	844,687	851,599	6,912
9	Barclays Capital	BIST National 30 Futures	10/2014	38,766	36,381	(2,385)
1	Barclays Capital	CAC40 Index Futures	10/2014	55,932	55,751	(181)
40	Barclays Capital	Euro Stoxx 50 Index	12/2014	1,628,988	1,628,324	(664)
4	Barclays Capital	FTSE/JSE Top 40 Index Futures	12/2014	163,018	157,880	(5,138)
1	Barclays Capital	H-SHARES Index Futures	10/2014	68,099	66,498	(1,601)
13	Barclays Capital	IBEX 35 Index Futures	10/2014	1,768,164	1,782,944	14,780
5	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2014	163,398	161,950	(1,448)
32	Barclays Capital	OMXS30 Index Futures	10/2014	617,484	622,727	5,243
30	Barclays Capital	S&P 500 E-Mini Futures	12/2014	2,959,073	2,948,250	(10,823)
14	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	2,230,293	2,153,096	(77,197)
14	Barclays Capital	SET50 Index Futures	12/2014	92,380	91,361	(1,019)
9	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	145,592	143,793	(1,799)
14	Barclays Capital	TOPIX Index Futures	12/2014	1,679,307	1,693,276	13,969
98	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	30,914,778	30,923,063	8,285
122	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	38,477,971	38,497,984	20,013

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
136	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	$42,900,563	$42,913,639	$13,076
96	J.P. Morgan	90-Day Sterling Futures	3/2015	19,275,949	19,291,361	15,412
86	J.P. Morgan	90-Day Sterling Futures	6/2015	17,210,235	17,247,860	37,625
88	J.P. Morgan	90-Day Sterling Futures	9/2015	17,611,070	17,613,308	2,238
12	J.P. Morgan	Euro - Bund Futures	12/2014	2,256,568	2,268,943	12,375
78	J.P. Morgan	U.S. Treasury 10-Year Note Futures	12/2014	9,736,664	9,721,969	(14,695)

				193,341,472	193,271,639	(69,833)

Short Contracts:
19	Goldman Sachs	Corn Futures^	12/2014	(340,293)	(304,712)	35,581
1	Goldman Sachs	Gasoline RBOB Futures^	10/2014	(103,887)	(102,366)	1,521
1	Goldman Sachs	Gold 100 OZ Futures^	12/2014	(124,921)	(121,160)	3,761
1	J.P. Morgan	LME Aluminum Futures^	10/2014	(47,060)	(48,218)	(1,158)
1	J.P. Morgan	LME Aluminum Futures^	10/2014	(48,623)	(48,283)	340
2	J.P. Morgan	LME Aluminum Futures^	10/2014	(100,996)	(96,954)	4,042
1	J.P. Morgan	LME Aluminum Futures^	11/2014	(49,509)	(48,552)	957
3	J.P. Morgan	LME Aluminum Futures^	12/2014	(153,737)	(146,868)	6,869
1	J.P. Morgan	LME Aluminum Futures^	12/2014	(49,086)	(48,979)	107
1	J.P. Morgan	LME Copper Futures^	10/2014	(178,823)	(167,883)	10,940
1	J.P. Morgan	LME Copper Futures^	10/2014	(174,549)	(167,576)	6,973
1	J.P. Morgan	LME Copper Futures^	10/2014	(178,154)	(167,491)	10,663
1	J.P. Morgan	LME Copper Futures^	11/2014	(176,656)	(167,427)	9,229
1	J.P. Morgan	LME Copper Futures^	11/2014	(173,111)	(167,387)	5,724
1	J.P. Morgan	LME Copper Futures^	11/2014	(172,748)	(167,250)	5,498
1	J.P. Morgan	LME Copper Futures^	11/2014	(175,048)	(167,144)	7,904
1	J.P. Morgan	LME Copper Futures^	11/2014	(176,623)	(167,044)	9,579
1	J.P. Morgan	LME Copper Futures^	12/2014	(171,261)	(166,932)	4,329
1	J.P. Morgan	LME Copper Futures^	12/2014	(171,123)	(166,838)	4,285
1	J.P. Morgan	LME Lead Futures^	12/2014	(56,160)	(52,500)	3,660
1	J.P. Morgan	LME Zinc Futures^	10/2014	(57,342)	(57,044)	298
15	Goldman Sachs	Natural Gas Futures^	10/2014	(594,221)	(618,150)	(23,929)
2	Goldman Sachs	Silver Futures^	12/2014	(195,605)	(170,570)	25,035
13	Goldman Sachs	Soybean Futures^	11/2014	(743,559)	(593,613)	149,946
5	Goldman Sachs	Soybean Meal Futures^	12/2014	(195,628)	(149,450)	46,178
25	Goldman Sachs	Soybean Oil Futures^	12/2014	(547,433)	(485,550)	61,883
23	Goldman Sachs	Wheat Futures^	12/2014	(632,896)	(549,413)	83,483
9	Goldman Sachs	WTI Crude Futures^	10/2014	(821,109)	(820,439)	670
4	Barclays Capital	DAX Index Futures	12/2014	(1,218,159)	(1,198,698)	19,461
8	Barclays Capital	FTSE 100 Index Futures	12/2014	(861,615)	(856,681)	4,934

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
3	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	10/2014	$(84,057)	$(84,225)	$(168)
11	Barclays Capital	FTSE/MIB Index Futures	12/2014	(1,446,300)	(1,449,861)	(3,561)
4	Barclays Capital	KOSPI Index 200 Futures	12/2014	(500,087)	(487,088)	12,999
1	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2014	(34,263)	(33,553)	710
23	Barclays Capital	SPI 200 Index Futures	12/2014	(2,735,818)	(2,659,680)	76,138
181	J.P. Morgan	10-Year Japanese Government Bond	12/2014	(24,037,401)	(24,063,470)	(26,069)
135	J.P. Morgan	90-Day EURODollar Futures	3/2015	(33,624,175)	(33,636,937)	(12,762)
155	J.P. Morgan	90-Day EURODollar Futures	6/2015	(38,534,130)	(38,534,937)	(807)
118	J.P. Morgan	90-Day EURODollar Futures	9/2015	(29,254,983)	(29,258,100)	(3,117)
106	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	(11,101,430)	(11,211,264)	(109,834)
303	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(66,749,776)	(66,774,577)	(24,801)
293	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2015	(64,527,487)	(64,541,363)	(13,876)
41	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(9,022,211)	(9,023,606)	(1,395)
16	J.P. Morgan	Canadian 10-Year Bond Futures	12/2014	(1,926,884)	(1,935,515)	(8,631)
14	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(3,666,259)	(3,669,373)	(3,114)
9	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2015	(2,357,897)	(2,359,118)	(1,221)

				(298,293,093)	(297,913,839)	379,254

				$(104,951,621)	$(104,642,200)	$309,421

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $962,686 and $1,059,426, respectively at September 30, 2014. Cash held as collateral for Goldman Sachs for futures contracts was $98,722 at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	2,955,000	$2,616,035	$2,573,016	$(43,019)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	870,000	374,874	348,067	(26,807)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	3,913,000	3,563,919	3,487,506	(76,413)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	2,016,000	2,194,345	2,113,304	(81,041)
Chilean Peso, Expiring 12/17/14*	Credit Suisse International	CLP	50,000,000	83,678	83,041	(637)
Chinese Renminbi, Expiring 12/17/14*	Credit Suisse International	CNY	7,250,000	1,172,672	1,173,482	810
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	388,000,000	198,684	190,140	(8,544)
Czech Republic Koruna, Expiring 12/17/14	Credit Suisse International	CZK	6,010,000	282,555	276,355	(6,200)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	1,308,000	1,689,338	1,652,978	(36,360)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	1,298,000	2,104,185	2,102,828	(1,357)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	168,000	21,680	21,633	(47)
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	78,000,000	321,605	316,572	(5,033)
Indonesian Rupiah, Expiring 12/17/14*	Credit Suisse International	IDR	1,430,000,000	119,152	115,774	(3,378)
Indian Rupee, Expiring 12/17/14*	Credit Suisse International	INR	26,400,000	429,153	420,271	(8,882)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	542,977,000	4,993,277	4,954,480	(38,797)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	68,179,000	66,374	64,395	(1,979)
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	11,690,000	882,108	865,832	(16,276)
Malaysian Ringgit, Expiring 12/17/14*	Credit Suisse International	MYR	1,460,000	456,579	442,778	(13,801)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	30,220,000	4,769,207	4,690,853	(78,354)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	5,942,000	4,883,316	4,602,595	(280,721)
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	8,000,000	183,228	177,896	(5,332)
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	580,000	177,634	174,536	(3,098)
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	5,900,000	155,979	146,449	(9,530)
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	12,544,000	1,758,275	1,737,967	(20,308)
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	1,265,000	569,873	544,909	(24,964)
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	400,000	13,406	13,161	(245)
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	850,000	78,337	74,346	(3,991)

				$34,159,468	$33,365,164	$(794,304)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	(5,120,000)	$(4,701,258)	$(4,458,153)	$243,105
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	(2,166,000)	(906,958)	(866,568)	40,390
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	(1,012,000)	(907,280)	(901,957)	5,323
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	(4,184,000)	(4,497,810)	(4,385,944)	111,866
Chilean Peso, Expiring 12/17/14*	Credit Suisse International	CLP	(155,000,000)	(260,425)	(257,427)	2,998
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	(30,000,000)	(14,810)	(14,702)	108
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(2,994,000)	(3,891,915)	(3,783,652)	108,263
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(4,285,000)	(6,985,520)	(6,941,926)	43,594
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	(140,000)	(18,062)	(18,027)	35
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	(32,000,000)	(133,271)	(129,875)	3,396
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	(2,054,000)	(570,759)	(558,165)	12,594
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(467,546,000)	(4,423,182)	(4,266,198)	156,984
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	(752,930,000)	(724,251)	(711,137)	13,114
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	(19,542,000)	(1,478,019)	(1,447,399)	30,620
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	(7,503,000)	(1,178,809)	(1,164,642)	14,167
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	(2,330,000)	(1,848,627)	(1,804,787)	43,840
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	(10,900,000)	(246,356)	(242,383)	3,973
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	(1,850,000)	(571,971)	(556,711)	15,260
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	(14,700,000)	(382,395)	(364,880)	17,515
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	(22,544,000)	(3,168,173)	(3,123,463)	44,710
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	(2,555,000)	(2,034,125)	(2,002,767)	31,358
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	(240,000)	(105,148)	(103,382)	1,766
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	(5,867,000)	(529,571)	(513,162)	16,409

				(39,578,695)	(38,617,307)	961,388

				$(5,419,227)	$(5,252,143)	$167,084

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR GLOBAL MACRO FUND

Cash held as collateral for Credit Suisse International for futures contracts was $170,000 at September 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

	SHARES	VALUE (Note 3)
MONEY MARKET FUNDS - 19.6%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% ^(a)	36,785,840	$36,785,840
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	147,143,362	147,143,362
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)	775,072,060	775,072,060
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	105,521,317	105,521,317
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	183,929,202	183,929,202

TOTAL MONEY MARKET FUNDS (Cost $1,248,451,781)		1,248,451,781

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 74.7%
U.S. Treasury Bill, 0.048%, 10/09/2014 ^(c)	$315,708	315,707,053
U.S. Treasury Bill, 0.045%, 11/28/2014 ^(c)	134,500	134,496,772
U.S. Treasury Bill, 0.051%, 12/04/2014 ^(b)(c)	934,500	934,474,768
U.S. Treasury Bill, 0.061%, 12/11/2014 ^(c)	800,000	799,976,000
U.S. Treasury Bill, 0.049%, 12/18/2014 ^(c)	505,324	505,304,798
U.S. Treasury Bill, 0.050%, 12/26/2014 (c)	500,000	499,982,000
U.S. Treasury Bill, 0.050%, 01/08/2015 ^(c)	489,685	489,661,495
U.S. Treasury Bill, 0.055%, 01/29/2015 ^(c)	729,213	729,170,705
U.S. Treasury Bill, 0.045%, 02/05/2015 (c)	355,967	355,938,879

TOTAL SHORT-TERM INVESTMENTS (Cost $4,764,332,631)		4,764,712,470

TOTAL INVESTMENTS - 94.3% (Cost $6,012,784,412)		6,013,164,251

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7% (d)		363,647,904

NET ASSETS - 100.0%		$6,376,812,155

(a)	Represents annualized seven-day yield as of September 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for futures, forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond	12/2014	JPY	5,535,228,200	$60,672
CitiBank	Cocoa Futures^	11/2014	USD	25,981,516	1,144,484
CitiBank	Cocoa Futures^	11/2014	GBP	56,214,520	4,061,178
CitiBank	Corn Futures^	11/2014	USD	(123,718,958)	15,962,995
CitiBank	Cotton No. 2 Futures^	11/2014	USD	(33,480,522)	2,764,837
Bank of America	Euro - Bobl Futures	12/2014	EUR	787,707,876	3,774,134
Bank of America	Euro - SCHATZ Futures	12/2014	EUR	1,760,190,953	1,431,853
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	(100,143,019)	1,461,617
Merrill Lynch	Gold 100 OZ Futures^	11/2014	USD	(606,150,245)	23,897,763
Merrill Lynch	Gold 100 OZ Futures^	11/2014	USD	167,167,070	(12,399,360)
Bank of America	Hang Seng Index Futures	10/2014	HKD	1,190,651,217	(6,982,424)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	(14,281,373)	254,927
Bank of America	H-SHARES Index Futures	10/2014	HKD	481,878,570	(2,410,296)
Goldman Sachs	H-SHARES Index Futures	10/2014	HKD	6,400,719	(26,337)
Merrill Lynch	Lean Hogs Futures^	10/2014	USD	23,650,648	(1,364,538)
Merrill Lynch	Lean Hogs Futures^	10/2014	USD	(19,755,300)	(2,530,606)
CitiBank	LME Aluminum Futures^	12/2014	USD	32,827,725	(2,327,981)
CitiBank	LME Aluminum Futures^	12/2014	USD	(25,460,675)	52,381
CitiBank	LME Copper Futures^	11/2014	USD	(59,789,060)	842,060
CitiBank	LME Nickel Futures^	12/2014	USD	112,014	(14,190)
CitiBank	LME Zinc Futures^	12/2014	USD	59,550	(2,363)
CitiBank	Platinum Futures^	12/2014	USD	(110,548,406)	2,606,906
Bank of America	SGX S&P CNX Nifty Index Futures	10/2014	USD	49,958,332	(1,052,735)
Barclays Capital	Silver Futures^	11/2014	USD	(5,647,460)	700,930
Merrill Lynch	Silver Futures^	11/2014	USD	(144,581,790)	15,204,445
CitiBank	Soybean Futures^	10/2014	USD	(429,003,412)	76,478,454
CitiBank	Soybean Futures^	10/2014	USD	307,522,620	(76,277,290)
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	74,550,125	(18,476,485)
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	(49,679,538)	5,890,688
CitiBank	Soybean Oil Futures^	11/2014	USD	(104,864,544)	17,271,324
Bank of America	Swiss Market Index Futures	12/2014	CHF	346,549,978	2,064,918
Bank of America	Taiwan Stock Exchange Futures	10/2014	TWD	1,858,419,836	(1,454,795)
Bank of America	U.S. Treasury 2-Year Note Futures	12/2014	USD	821,622,964	(83,527)
CitiBank	Wheat Futures^	11/2014	USD	(174,706,008)	26,460,183
CitiBank	Wheat Futures^	11/2014	USD	(15,882,955)	1,793,455
Barclays Capital	WTI Crude Futures^	11/2014	USD	(21,231,210)	173,250
CitiBank	WTI Crude Futures^	11/2014	USD	(124,535,161)	831,041

					$79,781,568

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, Deutsche Bank, Goldman Sachs and Merrill Lynch for total return swap contracts in the amount of $38,270,000, $2,830,173, $32,940,089, $510,000 and $30,401,052, respectively at September 30, 2014. Additional cash held as collateral for CitiBank for total return swap contracts in the amount of $6,960,000 at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
90	Goldman Sachs	Cocoa Futures^	12/2014	$2,996,814	$2,970,000	$(26,814)
321	Goldman Sachs	Coffee ‘C’ Futures^	12/2014	24,096,325	23,274,507	(821,818)
17	J.P. Morgan	LME Aluminum Futures^	10/2014	841,214	822,103	(19,111)
63	J.P. Morgan	LME Aluminum Futures^	11/2014	3,160,368	3,068,210	(92,158)
76	J.P. Morgan	LME Aluminum Futures^	11/2014	3,895,158	3,702,549	(192,609)
25	J.P. Morgan	LME Aluminum Futures^	12/2014	1,308,021	1,220,713	(87,308)
50	J.P. Morgan	LME Aluminum Futures^	12/2014	2,572,760	2,447,319	(125,441)
79	J.P. Morgan	LME Copper Futures^	10/2014	13,846,871	13,271,999	(574,872)
116	J.P. Morgan	LME Copper Futures^	10/2014	20,697,344	19,483,650	(1,213,694)
260	J.P. Morgan	LME Copper Futures^	10/2014	46,621,730	43,654,650	(2,967,080)
74	J.P. Morgan	LME Copper Futures^	10/2014	13,225,560	12,423,305	(802,255)
172	J.P. Morgan	LME Copper Futures^	11/2014	30,102,958	28,792,284	(1,310,674)
115	J.P. Morgan	LME Copper Futures^	11/2014	20,200,014	19,249,936	(950,078)
35	J.P. Morgan	LME Copper Futures^	11/2014	6,059,448	5,858,563	(200,885)
247	J.P. Morgan	LME Copper Futures^	11/2014	42,306,114	41,341,625	(964,489)
49	J.P. Morgan	LME Copper Futures^	12/2014	8,256,602	8,169,072	(87,530)
205	J.P. Morgan	LME Copper Futures^	12/2014	34,382,004	34,173,500	(208,504)
130	J.P. Morgan	LME Copper Futures^	12/2014	21,792,731	21,669,375	(123,356)
9	J.P. Morgan	LME Nickel Futures^	10/2014	1,030,474	877,878	(152,596)
14	J.P. Morgan	LME Nickel Futures^	10/2014	1,565,432	1,366,092	(199,340)
17	J.P. Morgan	LME Nickel Futures^	10/2014	1,897,235	1,658,913	(238,322)
100	J.P. Morgan	LME Nickel Futures^	10/2014	11,223,875	9,758,825	(1,465,050)
24	J.P. Morgan	LME Nickel Futures^	11/2014	2,649,650	2,342,612	(307,038)
32	J.P. Morgan	LME Nickel Futures^	11/2014	3,560,515	3,123,648	(436,867)
47	J.P. Morgan	LME Nickel Futures^	11/2014	5,270,114	4,591,000	(679,114)
34	J.P. Morgan	LME Nickel Futures^	11/2014	3,826,703	3,321,528	(505,175)
15	J.P. Morgan	LME Nickel Futures^	12/2014	1,750,844	1,466,538	(284,306)
22	J.P. Morgan	LME Nickel Futures^	12/2014	2,605,755	2,151,222	(454,533)
107	J.P. Morgan	LME Nickel Futures^	12/2014	12,427,087	10,467,168	(1,959,919)
87	J.P. Morgan	LME Nickel Futures^	12/2014	9,004,304	8,511,826	(492,478)
20	J.P. Morgan	LME Nickel Futures^	12/2014	2,081,442	1,957,123	(124,319)
8	J.P. Morgan	LME Zinc Futures^	10/2014	436,970	456,350	19,380
45	J.P. Morgan	LME Zinc Futures^	11/2014	2,619,094	2,569,219	(49,875)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
59	J.P. Morgan	LME Zinc Futures^	11/2014	$3,464,323	$3,367,425	$(96,898)
703	J.P. Morgan	LME Zinc Futures^	12/2014	42,168,525	40,202,669	(1,965,856)
50	J.P. Morgan	LME Zinc Futures^	12/2014	2,812,604	2,859,075	46,471
2	J.P. Morgan	LME Zinc Futures^	12/2014	113,154	114,362	1,208
98	J.P. Morgan	LME Zinc Futures^	12/2014	5,520,054	5,604,032	83,978
172	J.P. Morgan	LME Zinc Futures^	12/2014	9,726,854	9,836,035	109,181
59	J.P. Morgan	LME Zinc Futures^	12/2014	3,364,231	3,374,668	10,437
2,703	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	537,168,180	536,900,673	(267,507)
2,235	Barclays Capital	Amsterdam Index Futures	10/2014	236,185,775	237,915,421	1,729,646
1,457	Barclays Capital	CAC40 Index Futures	10/2014	81,365,131	81,229,246	(135,885)
139	Barclays Capital	DAX Index Futures	12/2014	42,643,175	41,654,741	(988,434)
2,904	Barclays Capital	DJIA Mini E-CBOT Futures	12/2014	246,262,200	246,331,800	69,600
3,202	Barclays Capital	Euro Stoxx 50 Index	12/2014	130,299,651	130,347,340	47,689
227	Barclays Capital	FTSE 100 Index Futures	12/2014	24,940,989	24,308,309	(632,680)
220	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2014	9,008,407	8,683,398	(325,009)
156	Barclays Capital	FTSE/MIB Index Futures	12/2014	20,350,389	20,561,671	211,282
499	Barclays Capital	IBEX 35 Index Futures	10/2014	67,870,284	68,437,624	567,340
1,093	Barclays Capital	MSCI Singapore Index Futures	10/2014	63,674,216	63,282,104	(392,112)
3,817	Barclays Capital	NASDAQ 100 E-Mini Futures	12/2014	308,975,007	308,776,215	(198,792)
1,881	Barclays Capital	S&P 500 E-Mini Futures	12/2014	186,259,042	184,855,275	(1,403,767)
231	Barclays Capital	S&P MID 400 E-Mini Futures	12/2014	32,625,283	31,540,740	(1,084,543)
1,402	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	223,144,295	215,617,198	(7,527,097)
4,059	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	65,971,469	64,850,643	(1,120,826)
130	Barclays Capital	SPI 200 Index Futures	12/2014	15,544,990	15,032,974	(512,016)
2,485	Barclays Capital	TOPIX Index Futures	12/2014	294,743,904	300,556,416	5,812,512
788	J.P. Morgan	10-Year Japanese Government Bond	12/2014	1,047,015,771	1,047,840,620	824,849
3,736	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	1,178,191,829	1,178,862,908	671,079
5,158	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	1,625,943,622	1,627,644,306	1,700,684
5,619	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	1,770,568,593	1,773,027,485	2,458,892
6,250	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	1,966,656,743	1,971,838,122	5,181,379
6,252	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	1,965,282,832	1,971,975,573	6,692,741
6,293	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	1,980,144,951	1,984,410,821	4,265,870
6,369	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	2,007,284,125	2,007,773,046	488,921

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
765	J.P. Morgan	90-Day EURODollar Futures	3/2015	$190,609,584	$190,609,313	$(271)
5,070	J.P. Morgan	90-Day Sterling Futures	3/2015	1,018,783,305	1,018,824,968	41,663
5,053	J.P. Morgan	90-Day Sterling Futures	6/2015	1,013,336,590	1,013,412,070	75,480
4,443	J.P. Morgan	90-Day Sterling Futures	9/2015	889,298,418	889,271,903	(26,515)
3,778	J.P. Morgan	90-Day Sterling Futures	12/2015	754,736,995	754,563,602	(173,393)
3,087	J.P. Morgan	90-Day Sterling Futures	3/2016	615,608,470	615,333,316	(275,154)
2,802	J.P. Morgan	90-Day Sterling Futures	6/2016	557,827,185	557,530,454	(296,731)
1,889	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	197,572,637	199,793,180	2,220,543
1,245	J.P. Morgan	Australia 3-Year Bond Futures	12/2014	118,650,504	119,173,690	523,186
3,322	J.P. Morgan	Canadian 10-Year Bond Futures	12/2014	404,104,114	401,861,297	(2,242,817)
1,544	J.P. Morgan	Euro - Bobl Futures	12/2014	248,801,144	249,463,083	661,939
1,900	J.P. Morgan	Euro - Bund Futures	12/2014	357,269,207	359,249,309	1,980,102
2,897	J.P. Morgan	Euro - SCHATZ Futures	12/2014	406,075,125	406,173,492	98,367
1,251	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2015	327,955,418	327,917,408	(38,010)
1,131	J.P. Morgan	Euro-Buxl 30-Year Bond Futures	12/2014	202,347,973	203,419,758	1,071,785
2,827	J.P. Morgan	Long Gilt Futures	12/2014	517,582,446	518,519,595	937,149
2,072	J.P. Morgan	U.S. Long Bond Futures	12/2014	287,528,799	285,741,750	(1,787,049)
3,015	J.P. Morgan	U.S. Treasury 10-Year Note Futures	12/2014	378,248,755	375,791,484	(2,457,271)
1,396	J.P. Morgan	U.S. Treasury 2-Year Note Futures	12/2014	305,608,294	305,505,875	(102,419)
2,252	J.P. Morgan	U.S. Treasury 5-Year Note Futures	12/2014	266,885,760	266,316,594	(569,166)

				25,612,432,851	25,608,298,378	(4,134,473)

Short Contracts:
2,536	Goldman Sachs	Brent Crude Futures^	10/2014	(255,459,000)	(240,083,120)	15,375,880
4,669	Goldman Sachs	Corn Futures^	12/2014	(86,255,441)	(74,879,088)	11,376,353
1,421	Goldman Sachs	Cotton No. 2 Futures^	12/2014	(54,583,970)	(43,603,385)	10,980,585
493	Goldman Sachs	Gasoline RBOB Futures^	10/2014	(51,228,407)	(50,466,734)	761,673
1,991	Goldman Sachs	Heating Oil ULSD Futures^	10/2014	(229,817,629)	(221,640,111)	8,177,518
301	Goldman Sachs	Lean Hogs Futures^	12/2014	(11,625,573)	(11,380,810)	244,763
17	J.P. Morgan	LME Aluminum Futures^	10/2014	(842,102)	(822,103)	19,999
63	J.P. Morgan	LME Aluminum Futures^	11/2014	(3,137,068)	(3,068,210)	68,858
76	J.P. Morgan	LME Aluminum Futures^	11/2014	(3,871,366)	(3,702,549)	168,817
25	J.P. Morgan	LME Aluminum Futures^	12/2014	(1,308,698)	(1,220,713)	87,985
50	J.P. Morgan	LME Aluminum Futures^	12/2014	(2,522,917)	(2,447,319)	75,598
79	J.P. Morgan	LME Copper Futures^	10/2014	(13,854,461)	(13,272,000)	582,461

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
116	J.P. Morgan	LME Copper Futures^	10/2014	$(20,630,359)	$(19,483,650)	$1,146,709
260	J.P. Morgan	LME Copper Futures^	10/2014	(46,532,959)	(43,654,650)	2,878,309
74	J.P. Morgan	LME Copper Futures^	10/2014	(13,232,896)	(12,423,305)	809,591
172	J.P. Morgan	LME Copper Futures^	11/2014	(29,953,735)	(28,792,284)	1,161,451
115	J.P. Morgan	LME Copper Futures^	11/2014	(20,127,756)	(19,249,936)	877,820
35	J.P. Morgan	LME Copper Futures^	11/2014	(6,058,901)	(5,858,563)	200,338
247	J.P. Morgan	LME Copper Futures^	11/2014	(42,331,191)	(41,341,625)	989,566
384	J.P. Morgan	LME Copper Futures^	12/2014	(64,468,570)	(64,065,600)	402,970
49	J.P. Morgan	LME Copper Futures^	12/2014	(8,264,161)	(8,169,072)	95,089
205	J.P. Morgan	LME Copper Futures^	12/2014	(34,419,889)	(34,173,500)	246,389
290	Goldman Sachs	LME Copper Futures^	12/2014	(22,344,537)	(21,804,374)	540,163
130	J.P. Morgan	LME Copper Futures^	12/2014	(21,774,035)	(21,669,375)	104,660
9	J.P. Morgan	LME Nickel Futures^	10/2014	(1,025,520)	(877,878)	147,642
14	J.P. Morgan	LME Nickel Futures^	10/2014	(1,573,306)	(1,366,092)	207,214
17	J.P. Morgan	LME Nickel Futures^	10/2014	(1,894,976)	(1,658,914)	236,062
100	J.P. Morgan	LME Nickel Futures^	10/2014	(11,248,217)	(9,758,826)	1,489,391
24	J.P. Morgan	LME Nickel Futures^	11/2014	(2,647,102)	(2,342,612)	304,490
32	J.P. Morgan	LME Nickel Futures^	11/2014	(3,555,677)	(3,123,648)	432,029
47	J.P. Morgan	LME Nickel Futures^	11/2014	(5,233,143)	(4,590,999)	642,144
34	J.P. Morgan	LME Nickel Futures^	11/2014	(3,813,767)	(3,321,528)	492,239
15	J.P. Morgan	LME Nickel Futures^	12/2014	(1,745,069)	(1,466,538)	278,531
22	J.P. Morgan	LME Nickel Futures^	12/2014	(2,617,514)	(2,151,222)	466,292
107	J.P. Morgan	LME Nickel Futures^	12/2014	(11,084,176)	(10,467,168)	617,008
87	J.P. Morgan	LME Nickel Futures^	12/2014	(9,004,468)	(8,511,825)	492,643
20	J.P. Morgan	LME Nickel Futures^	12/2014	(2,067,926)	(1,957,123)	110,803
8	J.P. Morgan	LME Zinc Futures^	10/2014	(437,483)	(456,350)	(18,867)
45	J.P. Morgan	LME Zinc Futures^	11/2014	(2,612,794)	(2,569,219)	43,575
59	J.P. Morgan	LME Zinc Futures^	11/2014	(3,467,607)	(3,367,425)	100,182
431	J.P. Morgan	LME Zinc Futures^	12/2014	(24,377,086)	(24,647,669)	(270,583)
50	J.P. Morgan	LME Zinc Futures^	12/2014	(2,820,807)	(2,859,075)	(38,268)
2	J.P. Morgan	LME Zinc Futures^	12/2014	(112,461)	(114,363)	(1,902)
98	J.P. Morgan	LME Zinc Futures^	12/2014	(5,487,056)	(5,604,032)	(116,976)
172	J.P. Morgan	LME Zinc Futures^	12/2014	(9,748,191)	(9,836,035)	(87,844)
59	J.P. Morgan	LME Zinc Futures^	12/2014	(3,343,254)	(3,374,667)	(31,413)
469	Goldman Sachs	Natural Gas Futures^	10/2014	(18,539,270)	(19,327,490)	(788,220)
151	Goldman Sachs	Platinum Futures^	1/2015	(10,100,606)	(9,818,775)	281,831
33	Goldman Sachs	Silver Futures^	12/2014	(3,149,061)	(2,814,405)	334,656
1,327	Goldman Sachs	Soybean Futures^	11/2014	(69,279,685)	(60,594,137)	8,685,548

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
13,171	Goldman Sachs	Sugar #11 (World Markets) Futures^	2/2015	$(247,559,828)	$(242,662,504)	$4,897,324
2,148	Goldman Sachs	Wheat Futures^	12/2014	(61,706,033)	(53,697,788)	8,008,245
188	Goldman Sachs	WTI Crude Futures^	10/2014	(17,140,505)	(17,138,080)	2,425
738	Barclays Capital	E-Mini Russell 2000 Futures	12/2014	(81,959,250)	(80,929,079)	1,030,171
3,973	Goldman Sachs	Gas Oil Futures^	11/2014	(331,808,980)	(321,117,725)	10,691,255
107	Barclays Capital	KOSPI Index 200 Futures	12/2014	(13,077,144)	(13,029,613)	47,531
1,014	J.P. Morgan	90-Day EURODollar Futures	6/2015	(252,020,100)	(252,093,075)	(72,975)
2,468	J.P. Morgan	90-Day EURODollar Futures	9/2015	(611,909,195)	(611,940,600)	(31,405)
3,385	J.P. Morgan	90-Day EURODollar Futures	12/2015	(837,174,480)	(836,898,938)	275,542
3,253	J.P. Morgan	90-Day EURODollar Futures	3/2016	(802,339,778)	(801,986,487)	353,291
2,748	J.P. Morgan	90-Day EURODollar Futures	6/2016	(675,807,937)	(675,561,450)	246,487
2,095	J.P. Morgan	90-Day EURODollar Futures	9/2016	(513,706,151)	(513,589,250)	116,901
1,779	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(391,931,906)	(392,052,715)	(120,809)
685	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2015	(150,843,926)	(150,890,219)	(46,293)
650	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(170,343,612)	(170,363,727)	(20,115)

				(6,414,960,668)	(6,318,201,341)	96,759,327

				$19,197,472,183	$19,290,097,037	$92,624,854

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $117,490,039 and $103,765,333, respectively at September 30, 2014. Cash held as collateral for Goldman Sachs for futures contracts was $34,236,062 at September 30, 2014. United States Treasury Bill is pledged as collateral to Goldman Sachs for futures contracts in the amount of $99,855,204 at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	732,552,000	$677,749,194	$637,857,181	$(39,892,013)
Australian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	AUD	748,034,000	692,122,260	651,337,870	(40,784,390)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	147,970,000	63,866,040	59,199,485	(4,666,555)
Brazilian Real, Expiring 12/17/14*	The Royal Bank of Scotland	BRL	147,970,000	63,865,776	59,199,482	(4,666,294)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	415,756,500	380,293,750	370,547,755	(9,745,995)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	CAD	677,394,500	$620,907,996	$603,735,627	$(17,172,369)
Swiss Franc, Expiring 12/17/14	The Royal Bank of Scotland	CHF	3,218,000	3,435,648	3,373,319	(62,329)
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	51,985,000,000	26,620,085	25,475,354	(1,144,731)
Columbian Peso, Expiring 12/17/14*	The Royal Bank of Scotland	COP	51,985,000,000	26,619,925	25,475,354	(1,144,571)
Czech Republic Koruna, Expiring 12/17/14	Credit Suisse International	CZK	2,085,000,000	98,293,690	95,873,413	(2,420,277)
Czech Republic Koruna, Expiring 12/17/14	The Royal Bank of Scotland	CZK	2,085,000,000	98,279,775	95,873,413	(2,406,362)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	433,436,500	560,275,964	547,753,208	(12,522,756)
Euro, Expiring 12/17/14	The Royal Bank of Scotland	EUR	445,266,500	575,608,131	562,703,311	(12,904,820)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	493,404,997	804,886,884	799,342,067	(5,544,817)
British Pound, Expiring 12/17/14	The Royal Bank of Scotland	GBP	493,404,997	804,887,079	799,342,067	(5,545,012)
Hong Kong Dollar, Expiring 12/17/14	The Royal Bank of Scotland	HKD	60,736,000	7,837,459	7,820,750	(16,709)
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	12,900,000,000	53,236,795	52,356,082	(880,713)
Hungarian Forint, Expiring 12/17/14	The Royal Bank of Scotland	HUF	12,900,000,000	53,237,919	52,356,082	(881,837)
Indonesian Rupiah, Expiring 12/17/14*	Credit Suisse International	IDR	360,000,000,000	30,140,926	29,145,960	(994,966)
Indonesian Rupiah, Expiring 12/17/14*	The Royal Bank of Scotland	IDR	360,000,000,000	30,141,349	29,145,960	(995,389)
Indian Rupee, Expiring 12/17/14*	Credit Suisse International	INR	2,941,200,000	47,789,275	46,821,965	(967,310)
Indian Rupee, Expiring 12/17/14*	The Royal Bank of Scotland	INR	2,941,200,000	47,789,005	46,821,965	(967,040)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	44,024,698,500	408,342,548	401,710,404	(6,632,144)
Japanese Yen, Expiring 12/17/14	The Royal Bank of Scotland	JPY	54,872,739,500	512,853,148	500,695,089	(12,158,059)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	205,200,000,000	199,773,261	193,809,964	(5,963,297)
Korean Won, Expiring 12/17/14*	The Royal Bank of Scotland	KRW	205,200,000,000	199,772,276	193,809,961	(5,962,315)
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	910,000,000	69,049,334	67,400,118	(1,649,216)
Mexican Peso, Expiring 12/17/14	The Royal Bank of Scotland	MXN	910,000,000	69,046,126	67,400,118	(1,646,008)
Malaysian Ringgit, Expiring 12/17/14*	Credit Suisse International	MYR	147,845,000	46,231,466	44,837,347	(1,394,119)
Malaysian Ringgit, Expiring 12/17/14*	The Royal Bank of Scotland	MYR	149,845,000	46,857,297	45,443,892	(1,413,405)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	2,562,610,500	405,465,202	397,777,254	(7,687,948)
Norwegian Krone, Expiring 12/17/14	The Royal Bank of Scotland	NOK	3,218,634,500	511,269,645	499,607,565	(11,662,080)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	572,905,501	471,107,941	443,765,098	(27,342,843)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 12/17/14	The Royal Bank of Scotland	NZD	572,905,501	$471,106,898	$443,765,098	$(27,341,800)
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	520,000,000	11,892,958	11,563,224	(329,734)
Philippine Peso, Expiring 12/17/14*	The Royal Bank of Scotland	PHP	520,000,000	11,893,087	11,563,224	(329,863)
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	138,255,000	42,315,280	41,604,333	(710,947)
Poland Zloty, Expiring 12/17/14	The Royal Bank of Scotland	PLN	138,255,000	42,315,760	41,604,333	(711,427)
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	1,700,000,000	44,905,987	42,197,043	(2,708,944)
Russian Ruble, Expiring 12/17/14*	The Royal Bank of Scotland	RUB	1,700,000,000	44,906,628	42,197,043	(2,709,585)
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	573,997,500	80,115,987	79,527,154	(588,833)
Swedish Krona, Expiring 12/17/14	The Royal Bank of Scotland	SEK	573,997,500	80,117,652	79,527,154	(590,498)
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	306,545,000	244,489,431	240,288,932	(4,200,499)
Singapore Dollar, Expiring 12/17/14	The Royal Bank of Scotland	SGD	306,545,000	244,490,594	240,288,932	(4,201,662)
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	134,000,000	60,567,044	57,721,535	(2,845,509)
Turkish Lira, Expiring 12/17/14	The Royal Bank of Scotland	TRY	134,000,000	60,565,829	57,721,535	(2,844,294)
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	1,740,000,000	58,384,309	57,249,841	(1,134,468)
Taiwanese Dollar, Expiring 12/17/14*	The Royal Bank of Scotland	TWD	1,740,000,000	58,385,128	57,249,841	(1,135,287)
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	422,700,000	38,902,774	36,971,832	(1,930,942)
South African Rand, Expiring 12/17/14	The Royal Bank of Scotland	ZAR	422,700,000	38,900,440	36,971,832	(1,928,608)

				$10,341,908,955	$10,035,827,366	$(306,081,589)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	(718,343,000)	$(638,759,579)	$(625,484,937)	$13,274,642
Australian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	AUD	(718,343,000)	(638,758,107)	(625,484,937)	13,273,170
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	(144,000,000)	(59,038,951)	(57,611,175)	1,427,776
Brazilian Real, Expiring 12/17/14*	The Royal Bank of Scotland	BRL	(144,000,000)	(59,038,335)	(57,611,175)	1,427,160
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	(499,806,501)	(456,370,918)	(445,458,283)	10,912,635
Canadian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	CAD	(499,806,500)	(456,370,976)	(445,458,281)	10,912,695
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	(3,836,500)	(4,142,680)	(4,021,671)	121,009
Swiss Franc, Expiring 12/17/14	The Royal Bank of Scotland	CHF	(3,836,500)	(4,142,692)	(4,021,671)	121,021

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Chilean Peso, Expiring 12/17/14*	Credit Suisse International	CLP	(18,174,000,000)	$(30,548,172)	$(30,183,761)	$364,411
Chilean Peso, Expiring 12/17/14*	The Royal Bank of Scotland	CLP	(18,174,000,000)	(30,548,269)	(30,183,761)	364,508
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	(54,485,000,000)	(27,254,434)	(26,700,483)	553,951
Columbian Peso, Expiring 12/17/14*	The Royal Bank of Scotland	COP	(55,485,000,000)	(27,749,232)	(27,190,535)	558,697
Czech Republic Koruna, Expiring 12/17/14	Credit Suisse International	CZK	(3,374,916,000)	(158,962,851)	(155,186,917)	3,775,934
Czech Republic Koruna, Expiring 12/17/14	The Royal Bank of Scotland	CZK	(3,374,916,000)	(158,963,805)	(155,186,917)	3,776,888
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(813,684,014)	(1,056,290,489)	(1,028,289,098)	28,001,391
Euro, Expiring 12/17/14	The Royal Bank of Scotland	EUR	(939,147,014)	(1,221,657,446)	(1,186,842,337)	34,815,109
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(221,268,000)	(358,016,744)	(358,465,807)	(449,063)
British Pound, Expiring 12/17/14	The Royal Bank of Scotland	GBP	(221,268,000)	(358,013,971)	(358,465,807)	(451,836)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	(7,072,000)	(912,608)	(910,635)	1,973
Hong Kong Dollar, Expiring 12/17/14	The Royal Bank of Scotland	HKD	(31,171,000)	(4,020,217)	(4,013,773)	6,444
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	(22,986,999,999)	(95,474,531)	(93,295,291)	2,179,240
Hungarian Forint, Expiring 12/17/14	The Royal Bank of Scotland	HUF	(22,986,999,999)	(95,476,823)	(93,295,291)	2,181,532
Indonesian Rupiah, Expiring 12/17/14*	Credit Suisse International	IDR	(194,050,000,000)	(16,218,039)	(15,710,482)	507,557
Indonesian Rupiah, Expiring 12/17/14*	The Royal Bank of Scotland	IDR	(194,050,000,000)	(16,218,136)	(15,710,482)	507,654
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	(233,695,000)	(64,661,085)	(63,505,492)	1,155,593
Israeli Shekel, Expiring 12/17/14	The Royal Bank of Scotland	ILS	(233,694,999)	(64,661,684)	(63,505,492)	1,156,192
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(250,438,917,500)	(2,363,360,495)	(2,285,169,972)	78,190,523
Japanese Yen, Expiring 12/17/14	The Royal Bank of Scotland	JPY	(250,438,917,500)	(2,363,360,218)	(2,285,169,972)	78,190,246
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	(29,000,000,000)	(27,501,029)	(27,390,298)	110,731
Korean Won, Expiring 12/17/14*	The Royal Bank of Scotland	KRW	(29,000,000,000)	(27,500,679)	(27,390,298)	110,381
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	(2,270,500,000)	(170,331,735)	(168,166,999)	2,164,736
Mexican Peso, Expiring 12/17/14	The Royal Bank of Scotland	MXN	(2,490,500,000)	(186,772,429)	(184,461,533)	2,310,896
Malaysian Ringgit, Expiring 12/17/14*	Credit Suisse International	MYR	(153,000,000)	(46,697,589)	(46,400,719)	296,870
Malaysian Ringgit, Expiring 12/17/14*	The Royal Bank of Scotland	MYR	(155,000,000)	(47,315,640)	(47,007,265)	308,375
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	(3,399,268,002)	(535,085,767)	(527,646,121)	7,439,646
Norwegian Krone, Expiring 12/17/14	The Royal Bank of Scotland	NOK	(3,399,268,002)	(535,085,102)	(527,646,121)	7,438,981

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	(500,784,000)	$(396,146,882)	$(387,900,729)	$8,246,153
New Zealand Dollar, Expiring 12/17/14	The Royal Bank of Scotland	NZD	(500,784,000)	(396,140,793)	(387,900,729)	8,240,064
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	(3,422,750,000)	(76,906,643)	(76,111,585)	795,058
Philippine Peso, Expiring 12/17/14*	The Royal Bank of Scotland	PHP	(3,422,750,000)	(76,905,733)	(76,111,585)	794,148
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	(140,500,000)	(43,546,065)	(42,279,907)	1,266,158
Poland Zloty, Expiring 12/17/14	The Royal Bank of Scotland	PLN	(140,500,000)	(43,544,899)	(42,279,907)	1,264,992
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	(5,885,900,000)	(153,537,016)	(146,098,567)	7,438,449
Russian Ruble, Expiring 12/17/14*	The Royal Bank of Scotland	RUB	(5,885,900,000)	(153,536,878)	(146,098,567)	7,438,311
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	(4,985,644,500)	(704,314,845)	(690,759,321)	13,555,524
Swedish Krona, Expiring 12/17/14	The Royal Bank of Scotland	SEK	(5,011,163,499)	(707,976,346)	(694,294,970)	13,681,376
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	(222,500,000)	(176,315,051)	(174,409,264)	1,905,787
Singapore Dollar, Expiring 12/17/14	The Royal Bank of Scotland	SGD	(222,500,000)	(176,317,771)	(174,409,264)	1,908,507
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	(140,045,000)	(61,567,850)	(60,325,468)	1,242,382
Turkish Lira, Expiring 12/17/14	The Royal Bank of Scotland	TRY	(140,045,000)	(61,558,060)	(60,325,467)	1,232,593
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	(2,746,850,001)	(91,223,151)	(90,377,430)	845,721
Taiwanese Dollar, Expiring 12/17/14*	The Royal Bank of Scotland	TWD	(2,746,850,000)	(91,222,133)	(90,377,430)	844,703
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	(405,000,000)	(35,845,292)	(35,423,687)	421,605
South African Rand, Expiring 12/17/14	The Royal Bank of Scotland	ZAR	(405,000,000)	(35,844,942)	(35,423,687)	421,255

				(15,887,731,807)	(15,509,151,353)	378,580,454

				$(5,545,822,852)	$(5,473,323,987)	$72,498,865

Money Market Fund is pledged as collateral to The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $9,324 at September 30, 2014. Cash held as collateral for Credit Suisse International and The Royal Bank of Scotland for forward currency exchange contracts was $38,110,232 and $15,640,000, respectively at September 30, 2014.

*	Non deliverable forward. See Note 3 in Notes to Schedule of Investments.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

MONEY MARKET FUND - 28.3%	SHARES	VALUE (Note 3)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^	44,611,983	$44,611,983
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^	4,790,005	4,790,005

TOTAL MONEY MARKET FUNDS (Cost $49,401,988)		49,401,988

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 63.4%
U.S. Treasury Bill, 0.050%, 11/20/2014 ^(c)	$69,532	69,530,840
U.S. Treasury Bill, 0.055%, 01/29/2015 (c)	38,554	38,551,764
U.S. Treasury Bill, 0.045%, 02/05/2015 (c)	2,838	2,837,775

TOTAL SHORT-TERM INVESTMENTS (Cost $110,911,952)		110,920,379

TOTAL INVESTMENTS - 91.7% (Cost $160,313,940)		160,322,367

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3% (d)		14,521,946

NET ASSETS - 100.0%		$174,844,313

(a)	Represents annualized seven-day yield as of September 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Japanese Government Bond	12/2014	JPY	14,566,890	$128
CitiBank	Cocoa Futures^	11/2014	USD	1,961,208	84,772
CitiBank	Cocoa Futures^	11/2014	GBP	2,691,133	194,403
CitiBank	Cocoa Futures^	11/2014	USD	(152,372)	(12,625)
CitiBank	Corn Futures^	11/2014	USD	(7,925,213)	1,013,050
CitiBank	Cotton No. 2 Futures^	11/2014	USD	(1,400,767)	111,997
Bank of America	Euro - Bobl Futures	12/2014	EUR	15,548,540	73,412
Bank of America	Euro - SCHATZ Futures	12/2014	EUR	75,215,820	57,921
Barclays Capital	Gasoline RBOB Futures^	11/2014	USD	(3,237,163)	63,798
Barclays Capital	Gasoline RBOB Futures^	10/2014	USD	3,290,805	219,769
Barclays Capital	Gasoline RBOB Futures^	10/2014	USD	(3,411,395)	(99,183)
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	(2,804,836)	40,937
CitiBank	Gold 100 OZ Futures^	11/2014	USD	3,651,606	(254,535)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Gold 100 OZ Futures^	11/2014	USD	(21,761,101)	$771,772
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	3,012,772	(225,999)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	(2,985,870)	199,108
Bank of America	Hang Seng Index Futures	10/2014	HKD	49,013,213	(287,489)
Barclays Capital	Heating Oil ULSD Futures^	11/2014	USD	(2,322,180)	95,760
Barclays Capital	Heating Oil ULSD Futures^	10/2014	USD	2,315,040	(43,594)
Barclays Capital	Heating Oil ULSD Futures^	10/2014	USD	(2,422,560)	151,110
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	(3,676,575)	114,303
Bank of America	H-SHARES Index Futures	10/2014	HKD	19,338,597	(96,604)
Goldman Sachs	H-SHARES Index Futures	10/2014	HKD	533,393	(2,195)
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	961,900	(54,910)
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	(810,786)	(96,204)
CitiBank	LME Aluminum Futures^	12/2014	USD	1,369,800	(96,938)
CitiBank	LME Aluminum Futures^	12/2014	USD	(1,079,900)	2,863
CitiBank	LME Copper Futures^	11/2014	USD	(2,675,645)	44,083
CitiBank	LME Nickel Futures^	12/2014	USD	224,028	(28,380)
Bank of America	MSCI Taiwan Stock Index Futures	10/2014	USD	1,021,442	(17,352)
CitiBank	Platinum Futures^	12/2014	USD	(4,661,345)	109,595
Bank of America	SGX S&P CNX Nifty Index Futures	10/2014	USD	2,839,838	(59,840)
CitiBank	Silver Futures^	11/2014	USD	(6,000,600)	627,645
Barclays Capital	Silver Futures^	11/2014	USD	(194,740)	24,170
CitiBank	Soybean Futures^	10/2014	USD	(5,660,884)	546,684
Deutsche Bank	Soybean Futures^	10/2014	USD	9,711,300	(2,405,300)
Deutsche Bank	Soybean Futures^	10/2014	USD	(10,267,888)	2,048,638
CitiBank	Soybean Meal Futures^	11/2014	USD	1,780,665	(435,468)
CitiBank	Soybean Meal Futures^	11/2014	USD	(903,767)	66,824
CitiBank	Soybean Oil Futures^	11/2014	USD	(4,394,537)	723,779
CitiBank	Sugar #11 (World Markets) Futures^	2/2015	USD	(1,639,820)	73,780
Bank of America	Swiss Market Index Futures	12/2014	CHF	14,235,679	83,630
Bank of America	Taiwan Stock Exchange Futures	10/2014	TWD	38,688,182	(30,591)
Bank of America	U.S. Treasury 2-Year Note Futures	12/2014	USD	33,048,766	(3,360)
Bank of America	U.S. Treasury 5-Year Note Futures	12/2014	USD	16,356,464	(36,886)
CitiBank	Wheat Futures^	11/2014	USD	605,574	(103,902)
CitiBank	Wheat Futures^	11/2014	USD	(941,739)	104,739
CitiBank	Wheat Futures^	11/2014	USD	(9,458,820)	1,432,135
CitiBank	WTI Crude Futures^	11/2014	USD	(5,323,018)	35,738
Barclays Capital	WTI Crude Futures^	11/2014	USD	(919,100)	7,500

					$4,732,688

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank and Goldman Sachs for total return swap contracts in the amount of $2,550,000, $450,003, $90,000, $1,300,000 and $110,000, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
10	Goldman Sachs	Coffee ‘C’ Futures^	12/2014	$756,930	$725,062	$(31,868)
9	J.P. Morgan	LME Copper Futures^	10/2014	1,605,828	1,511,662	(94,166)
9	J.P. Morgan	LME Copper Futures^	10/2014	1,613,829	1,511,122	(102,707)
4	J.P. Morgan	LME Copper Futures^	10/2014	714,895	671,530	(43,365)
1	J.P. Morgan	LME Copper Futures^	11/2014	175,177	167,400	(7,777)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
6	J.P. Morgan	LME Copper Futures^	11/2014	$1,050,112	$1,004,382	$(45,730)
5	J.P. Morgan	LME Copper Futures^	11/2014	878,235	836,953	(41,282)
1	J.P. Morgan	LME Copper Futures^	11/2014	173,127	167,387	(5,740)
9	J.P. Morgan	LME Copper Futures^	11/2014	1,541,519	1,506,375	(35,144)
2	J.P. Morgan	LME Copper Futures^	12/2014	337,004	333,431	(3,573)
7	J.P. Morgan	LME Copper Futures^	12/2014	1,174,140	1,166,900	(7,240)
5	J.P. Morgan	LME Copper Futures^	12/2014	838,211	833,438	(4,773)
1	J.P. Morgan	LME Nickel Futures^	10/2014	114,497	97,542	(16,955)
1	J.P. Morgan	LME Nickel Futures^	10/2014	111,602	97,583	(14,019)
4	J.P. Morgan	LME Nickel Futures^	10/2014	447,061	390,353	(56,708)
1	J.P. Morgan	LME Nickel Futures^	11/2014	111,266	97,614	(13,652)
1	J.P. Morgan	LME Nickel Futures^	11/2014	112,130	97,681	(14,449)
1	J.P. Morgan	LME Nickel Futures^	11/2014	112,550	97,692	(14,858)
2	J.P. Morgan	LME Nickel Futures^	12/2014	233,446	195,539	(37,907)
2	J.P. Morgan	LME Nickel Futures^	12/2014	232,852	195,648	(37,204)
2	J.P. Morgan	LME Nickel Futures^	12/2014	207,016	195,674	(11,342)
1	J.P. Morgan	LME Zinc Futures^	11/2014	58,202	57,094	(1,108)
3	J.P. Morgan	LME Zinc Futures^	11/2014	176,206	171,225	(4,981)
1	J.P. Morgan	LME Zinc Futures^	12/2014	60,208	57,116	(3,092)
1	J.P. Morgan	LME Zinc Futures^	12/2014	59,821	57,134	(2,687)
1	J.P. Morgan	LME Zinc Futures^	12/2014	57,252	57,146	(106)
28	J.P. Morgan	LME Zinc Futures^	12/2014	1,681,152	1,601,250	(79,902)
2	J.P. Morgan	LME Zinc Futures^	12/2014	112,504	114,363	1,859
5	J.P. Morgan	LME Zinc Futures^	12/2014	281,635	285,920	4,285
10	J.P. Morgan	LME Zinc Futures^	12/2014	566,233	571,862	5,629
2	J.P. Morgan	LME Zinc Futures^	12/2014	114,042	114,396	354
110	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	21,860,198	21,849,454	(10,744)
91	Barclays Capital	Amsterdam Index Futures	10/2014	9,617,155	9,686,936	69,781
60	Barclays Capital	CAC40 Index Futures	10/2014	3,350,615	3,345,061	(5,554)
6	Barclays Capital	DAX Index Futures	12/2014	1,835,288	1,798,046	(37,242)
119	Barclays Capital	DJIA Mini E-CBOT Futures	12/2014	10,093,947	10,094,175	228
131	Barclays Capital	Euro Stoxx 50 Index	12/2014	5,331,288	5,332,762	1,474
9	Barclays Capital	FTSE 100 Index Futures	12/2014	988,850	963,766	(25,084)
9	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2014	368,526	355,230	(13,296)
6	Barclays Capital	FTSE/MIB Index Futures	12/2014	782,719	790,834	8,115
20	Barclays Capital	IBEX 35 Index Futures	10/2014	2,720,252	2,742,991	22,739
45	Barclays Capital	MSCI Singapore Index Futures	10/2014	2,621,517	2,605,394	(16,123)
156	Barclays Capital	NASDAQ 100 E-Mini Futures	12/2014	12,629,832	12,619,620	(10,212)
77	Barclays Capital	S&P 500 E-Mini Futures	12/2014	7,626,058	7,567,175	(58,883)
9	Barclays Capital	S&P MID 400 E-Mini Futures	12/2014	1,271,115	1,228,860	(42,255)
57	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	9,072,452	8,766,178	(306,274)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
67	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	$1,088,847	$1,070,459	$(18,388)
5	Barclays Capital	SPI 200 Index Futures	12/2014	597,884	578,191	(19,693)
102	Barclays Capital	TOPIX Index Futures	12/2014	12,103,531	12,336,723	233,192
341	J.P. Morgan	10-Year Japanese Government Bond	12/2014	45,298,568	45,335,044	36,476
153	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	48,251,623	48,277,844	26,221
211	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	66,520,760	66,582,580	61,820
229	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	72,170,215	72,258,995	88,780
257	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	80,926,032	81,081,984	155,952
257	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	80,871,980	81,061,695	189,715
259	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	81,494,944	81,672,080	177,136
262	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	82,572,961	82,593,270	20,309
31	J.P. Morgan	90-Day EURODollar Futures	3/2015	7,724,040	7,724,037	(3)
209	J.P. Morgan	90-Day Sterling Futures	3/2015	41,997,188	41,998,899	1,711
208	J.P. Morgan	90-Day Sterling Futures	6/2015	41,712,491	41,715,755	3,264
183	J.P. Morgan	90-Day Sterling Futures	9/2015	36,628,466	36,627,675	(791)
154	J.P. Morgan	90-Day Sterling Futures	12/2015	30,764,559	30,757,754	(6,805)
126	J.P. Morgan	90-Day Sterling Futures	3/2016	25,126,584	25,115,646	(10,938)
114	J.P. Morgan	90-Day Sterling Futures	6/2016	22,695,209	22,683,252	(11,957)
77	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	8,053,528	8,144,031	90,503
50	J.P. Morgan	Australia 3-Year Bond Futures	12/2014	4,765,081	4,786,092	21,011
131	J.P. Morgan	Canadian 10-Year Bond Futures	12/2014	15,938,904	15,847,029	(91,875)
182	J.P. Morgan	Euro - Bobl Futures	12/2014	29,312,192	29,405,623	93,431
75	J.P. Morgan	Euro - Bund Futures	12/2014	14,102,389	14,180,894	78,505
26	J.P. Morgan	Euro - SCHATZ Futures	12/2014	3,644,026	3,645,326	1,300
52	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2015	13,632,095	13,630,459	(1,636)
45	J.P. Morgan	Euro-Buxl 30-Year Bond Futures	12/2014	8,050,979	8,093,624	42,645
114	J.P. Morgan	Long Gilt Futures	12/2014	20,864,149	20,909,528	45,379
83	J.P. Morgan	U.S. Long Bond Futures	12/2014	11,517,646	11,446,219	(71,427)
117	J.P. Morgan	U.S. Treasury 10-Year Note Futures	12/2014	14,680,600	14,582,954	(97,646)
12	J.P. Morgan	U.S. Treasury 2-Year Note Futures	12/2014	2,626,979	2,626,125	(854)

				1,031,612,944	1,031,504,743	(108,201)

Short Contracts:
104	Goldman Sachs	Brent Crude Futures^	10/2014	$(10,467,838)	$(9,845,680)	$622,158
23	Goldman Sachs	Corn Futures^	12/2014	(401,329)	(368,863)	32,466
52	Goldman Sachs	Cotton No. 2 Futures^	12/2014	(1,997,206)	(1,595,620)	401,586
35	Goldman Sachs	Heating Oil ULSD Futures^	10/2014	(4,030,809)	(3,896,235)	134,574
12	Goldman Sachs	Lean Hogs Futures^	12/2014	(463,700)	(453,720)	9,980

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
9	J.P. Morgan	LME Copper Futures^	10/2014	$(1,600,631)	$(1,511,662)	$88,969
9	J.P. Morgan	LME Copper Futures^	10/2014	(1,610,756)	(1,511,122)	99,634
4	J.P. Morgan	LME Copper Futures^	10/2014	(715,292)	(671,530)	43,762
1	J.P. Morgan	LME Copper Futures^	11/2014	(175,286)	(167,400)	7,886
6	J.P. Morgan	LME Copper Futures^	11/2014	(1,044,898)	(1,004,382)	40,516
5	J.P. Morgan	LME Copper Futures^	11/2014	(875,203)	(836,954)	38,249
1	J.P. Morgan	LME Copper Futures^	11/2014	(173,111)	(167,387)	5,724
9	J.P. Morgan	LME Copper Futures^	11/2014	(1,542,429)	(1,506,375)	36,054
14	J.P. Morgan	LME Copper Futures^	12/2014	(2,350,746)	(2,335,725)	15,021
2	J.P. Morgan	LME Copper Futures^	12/2014	(337,313)	(333,432)	3,881
7	J.P. Morgan	LME Copper Futures^	12/2014	(1,175,009)	(1,166,900)	8,109
5	J.P. Morgan	LME Copper Futures^	12/2014	(837,489)	(833,437)	4,052
9	Goldman Sachs	LME Copper Futures^	12/2014	(683,296)	(676,687)	6,609
1	J.P. Morgan	LME Nickel Futures^	10/2014	(113,947)	(97,542)	16,405
1	J.P. Morgan	LME Nickel Futures^	10/2014	(111,469)	(97,583)	13,886
4	J.P. Morgan	LME Nickel Futures^	10/2014	(448,476)	(390,353)	58,123
1	J.P. Morgan	LME Nickel Futures^	11/2014	(111,115)	(97,614)	13,501
1	J.P. Morgan	LME Nickel Futures^	11/2014	(111,343)	(97,680)	13,663
1	J.P. Morgan	LME Nickel Futures^	11/2014	(112,169)	(97,691)	14,478
2	J.P. Morgan	LME Nickel Futures^	12/2014	(232,676)	(195,539)	37,137
2	J.P. Morgan	LME Nickel Futures^	12/2014	(206,996)	(195,648)	11,348
2	J.P. Morgan	LME Nickel Futures^	12/2014	(207,016)	(195,674)	11,342
1	J.P. Morgan	LME Zinc Futures^	11/2014	(58,062)	(57,094)	968
3	J.P. Morgan	LME Zinc Futures^	11/2014	(176,371)	(171,225)	5,146
1	J.P. Morgan	LME Zinc Futures^	12/2014	(59,998)	(57,116)	2,882
1	J.P. Morgan	LME Zinc Futures^	12/2014	(60,048)	(57,134)	2,914
1	J.P. Morgan	LME Zinc Futures^	12/2014	(57,667)	(57,146)	521
21	J.P. Morgan	LME Zinc Futures^	12/2014	(1,188,587)	(1,200,938)	(12,351)
2	J.P. Morgan	LME Zinc Futures^	12/2014	(112,832)	(114,363)	(1,531)
5	J.P. Morgan	LME Zinc Futures^	12/2014	(279,952)	(285,920)	(5,968)
10	J.P. Morgan	LME Zinc Futures^	12/2014	(567,094)	(571,863)	(4,769)
2	J.P. Morgan	LME Zinc Futures^	12/2014	(113,331)	(114,396)	(1,065)
13	Goldman Sachs	Natural Gas Futures^	10/2014	(514,301)	(535,730)	(21,429)
5	Goldman Sachs	Platinum Futures^	1/2015	(334,673)	(325,125)	9,548
31	Goldman Sachs	Soybean Futures^	11/2014	(1,609,383)	(1,415,537)	193,846
443	Goldman Sachs	Sugar #11 (World Markets) Futures^	2/2015	(8,334,441)	(8,161,832)	172,609
15	Goldman Sachs	Wheat Futures^	12/2014	(476,687)	(418,500)	58,187
2	Goldman Sachs	WTI Crude Futures^	10/2014	(182,346)	(182,320)	26
30	Barclays Capital	E-Mini Russell 2000 Futures	12/2014	(3,331,571)	(3,289,800)	41,771
161	Goldman Sachs	Gas Oil Futures^	11/2014	(13,438,453)	(13,012,825)	425,628
4	Barclays Capital	KOSPI Index 200 Futures	12/2014	(488,705)	(487,088)	1,617
41	J.P. Morgan	90-Day EURODollar Futures	6/2015	(10,190,061)	(10,193,112)	(3,051)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
101	J.P. Morgan	90-Day EURODollar Futures	9/2015	$(25,041,766)	$(25,042,950)	$(1,184)
139	J.P. Morgan	90-Day EURODollar Futures	12/2015	(34,377,056)	(34,366,013)	11,043
133	J.P. Morgan	90-Day EURODollar Futures	3/2016	(32,803,798)	(32,789,488)	14,310
113	J.P. Morgan	90-Day EURODollar Futures	6/2016	(27,789,593)	(27,779,638)	9,955
86	J.P. Morgan	90-Day EURODollar Futures	9/2016	(21,087,694)	(21,082,900)	4,794
71	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(15,642,011)	(15,646,848)	(4,837)
28	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2015	(6,165,876)	(6,167,776)	(1,900)
27	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(7,075,744)	(7,076,648)	(904)

				(243,695,649)	(241,009,760)	2,685,889

				$787,917,295	$790,494,983	$2,577,688

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $4,204,341, $184,482 and $2,720,149, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	29,428,500	$27,229,042	$25,624,366	$(1,604,676)
Australian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	AUD	30,027,500	27,785,147	26,145,934	(1,639,213)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	5,865,000	2,531,140	2,346,454	(184,686)
Brazilian Real, Expiring 12/17/14*	The Royal Bank of Scotland	BRL	5,865,000	2,531,131	2,346,454	(184,677)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	16,478,000	15,071,656	14,686,208	(385,448)
Canadian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	CAD	26,774,000	24,540,330	23,862,636	(677,694)
Swiss Franc, Expiring 12/17/14	The Royal Bank of Scotland	CHF	126,000	134,522	132,081	(2,441)
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	1,978,500,000	1,013,135	969,567	(43,568)
Columbian Peso, Expiring 12/17/14*	The Royal Bank of Scotland	COP	1,978,500,000	1,013,130	969,567	(43,563)
Czech Republic Koruna, Expiring 12/17/14	Credit Suisse International	CZK	79,800,000	3,762,140	3,669,402	(92,738)
Czech Republic Koruna, Expiring 12/17/14	The Royal Bank of Scotland	CZK	79,800,000	3,761,607	3,669,402	(92,205)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	17,295,500	22,356,127	21,857,101	(499,026)
Euro, Expiring 12/17/14	The Royal Bank of Scotland	EUR	17,526,500	22,655,670	22,149,026	(506,644)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	19,849,499	32,381,012	32,157,233	(223,779)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/17/14	The Royal Bank of Scotland	GBP	19,849,499	$32,381,056	$32,157,232	$(223,824)
Hong Kong Dollar, Expiring 12/17/14	The Royal Bank of Scotland	HKD	1,722,000	222,210	221,735	(475)
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	465,500,000	1,919,679	1,889,284	(30,395)
Hungarian Forint, Expiring 12/17/14	The Royal Bank of Scotland	HUF	465,500,000	1,919,714	1,889,284	(30,430)
Indonesian Rupiah, Expiring 12/17/14*	Credit Suisse International	IDR	13,850,000,000	1,159,275	1,121,311	(37,964)
Indonesian Rupiah, Expiring 12/17/14*	The Royal Bank of Scotland	IDR	13,850,000,000	1,159,294	1,121,311	(37,983)
Indian Rupee, Expiring 12/17/14*	Credit Suisse International	INR	112,500,000	1,827,921	1,790,927	(36,994)
Indian Rupee, Expiring 12/17/14*	The Royal Bank of Scotland	INR	112,500,000	1,827,913	1,790,927	(36,986)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	1,714,792,000	15,895,550	15,646,894	(248,656)
Japanese Yen, Expiring 12/17/14	The Royal Bank of Scotland	JPY	2,111,529,000	19,717,957	19,266,984	(450,973)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	8,227,000,001	8,009,416	7,770,344	(239,072)
Korean Won, Expiring 12/17/14*	The Royal Bank of Scotland	KRW	8,237,000,000	8,019,172	7,779,789	(239,383)
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	35,200,000	2,670,932	2,607,125	(63,807)
Mexican Peso, Expiring 12/17/14	The Royal Bank of Scotland	MXN	35,200,000	2,670,806	2,607,125	(63,681)
Malaysian Ringgit, Expiring 12/17/14*	Credit Suisse International	MYR	5,890,000	1,841,701	1,786,275	(55,426)
Malaysian Ringgit, Expiring 12/17/14*	The Royal Bank of Scotland	MYR	6,090,000	1,904,301	1,846,932	(57,369)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	101,303,500	16,024,491	15,724,678	(299,813)
Norwegian Krone, Expiring 12/17/14	The Royal Bank of Scotland	NOK	126,729,500	20,125,230	19,671,390	(453,840)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	22,819,500	18,762,909	17,675,686	(1,087,223)
New Zealand Dollar, Expiring 12/17/14	The Royal Bank of Scotland	NZD	22,819,500	18,762,880	17,675,686	(1,087,194)
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	20,500,000	468,922	455,857	(13,065)
Philippine Peso, Expiring 12/17/14*	The Royal Bank of Scotland	PHP	20,500,000	468,927	455,857	(13,070)
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	5,485,001	1,678,642	1,650,572	(28,070)
Poland Zloty, Expiring 12/17/14	The Royal Bank of Scotland	PLN	5,485,000	1,678,663	1,650,572	(28,091)
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	66,000,000	1,743,573	1,638,237	(105,336)
Russian Ruble, Expiring 12/17/14*	The Royal Bank of Scotland	RUB	66,000,000	1,743,600	1,638,237	(105,363)
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	22,467,500	3,135,490	3,112,864	(22,626)
Swedish Krona, Expiring 12/17/14	The Royal Bank of Scotland	SEK	22,467,500	3,135,551	3,112,864	(22,687)
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	12,024,500	9,590,315	9,425,547	(164,768)
Singapore Dollar, Expiring 12/17/14	The Royal Bank of Scotland	SGD	12,024,500	9,590,361	9,425,546	(164,815)
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	5,330,000	2,409,066	2,295,939	(113,127)
Turkish Lira, Expiring 12/17/14	The Royal Bank of Scotland	TRY	5,330,000	2,409,013	2,295,939	(113,074)
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	69,350,000	2,326,961	2,281,769	(45,192)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Taiwanese Dollar, Expiring 12/17/14*	The Royal Bank of Scotland	TWD	69,350,000	$2,326,993	$2,281,769	$(45,224)
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	16,915,000	1,556,746	1,479,485	(77,261)
South African Rand, Expiring 12/17/14	The Royal Bank of Scotland	ZAR	16,915,000	1,556,654	1,479,485	(77,169)

				$409,407,673	$397,306,889	$(12,100,784)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	(28,834,500)	$(25,637,978)	$(25,107,151)	$530,827
Australian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	AUD	(28,834,500)	(25,637,919)	(25,107,151)	530,768
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	(5,705,000)	(2,338,251)	(2,282,443)	55,808
Brazilian Real, Expiring 12/17/14*	The Royal Bank of Scotland	BRL	(5,705,000)	(2,338,223)	(2,282,443)	55,780
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	(19,724,500)	(18,008,761)	(17,579,687)	429,074
Canadian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	CAD	(19,724,500)	(18,008,762)	(17,579,687)	429,075
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	(9,000)	(9,719)	(9,435)	284
Swiss Franc, Expiring 12/17/14	The Royal Bank of Scotland	CHF	(9,000)	(9,719)	(9,435)	284
Chilean Peso, Expiring 12/17/14*	Credit Suisse International	CLP	(689,500,000)	(1,158,961)	(1,145,135)	13,826
Chilean Peso, Expiring 12/17/14*	The Royal Bank of Scotland	CLP	(689,500,000)	(1,158,965)	(1,145,135)	13,830
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	(2,080,000,000)	(1,038,875)	(1,019,307)	19,568
Columbian Peso, Expiring 12/17/14*	The Royal Bank of Scotland	COP	(2,130,000,000)	(1,063,617)	(1,043,810)	19,807
Czech Republic Koruna, Expiring 12/17/14	Credit Suisse International	CZK	(132,500,000)	(6,240,919)	(6,092,675)	148,244
Czech Republic Koruna, Expiring 12/17/14	The Royal Bank of Scotland	CZK	(132,500,000)	(6,240,956)	(6,092,675)	148,281
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(32,911,001)	(42,712,862)	(41,591,112)	1,121,750
Euro, Expiring 12/17/14	The Royal Bank of Scotland	EUR	(37,843,002)	(49,213,492)	(47,823,904)	1,389,588
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(8,748,500)	(14,151,623)	(14,173,032)	(21,409)
British Pound, Expiring 12/17/14	The Royal Bank of Scotland	GBP	(8,748,500)	(14,151,517)	(14,173,032)	(21,515)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	(448,000)	(57,812)	(57,687)	125
Hong Kong Dollar, Expiring 12/17/14	The Royal Bank of Scotland	HKD	(1,135,000)	(146,421)	(146,149)	272
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	(876,500,000)	(3,640,468)	(3,557,373)	83,095
Hungarian Forint, Expiring 12/17/14	The Royal Bank of Scotland	HUF	(876,500,000)	(3,640,555)	(3,557,373)	83,182
Indonesian Rupiah, Expiring 12/17/14*	Credit Suisse International	IDR	(7,205,000,000)	(602,169)	(583,324)	18,845
Indonesian Rupiah, Expiring 12/17/14*	The Royal Bank of Scotland	IDR	(7,205,000,000)	(602,173)	(583,324)	18,849

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	(9,575,000)	$(2,648,767)	$(2,601,959)	$46,808
Israeli Shekel, Expiring 12/17/14	The Royal Bank of Scotland	ILS	(9,575,000)	(2,648,804)	(2,601,959)	46,845
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(10,153,686,998)	(95,779,158)	(92,648,942)	3,130,216
Japanese Yen, Expiring 12/17/14	The Royal Bank of Scotland	JPY	(10,153,686,998)	(95,779,117)	(92,648,942)	3,130,175
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	(1,010,000,000)	(957,271)	(953,937)	3,334
Korean Won, Expiring 12/17/14*	The Royal Bank of Scotland	KRW	(1,020,000,000)	(967,063)	(963,382)	3,681
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	(91,075,000)	(6,830,608)	(6,745,566)	85,042
Mexican Peso, Expiring 12/17/14	The Royal Bank of Scotland	MXN	(100,075,000)	(7,503,184)	(7,412,161)	91,023
Malaysian Ringgit, Expiring 12/17/14*	Credit Suisse International	MYR	(6,150,000)	(1,876,895)	(1,865,127)	11,768
Malaysian Ringgit, Expiring 12/17/14*	The Royal Bank of Scotland	MYR	(6,250,000)	(1,907,920)	(1,895,454)	12,466
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	(134,779,500)	(21,212,857)	(20,920,939)	291,918
Norwegian Krone, Expiring 12/17/14	The Royal Bank of Scotland	NOK	(134,779,500)	(21,212,826)	(20,920,939)	291,887
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	(19,863,500)	(15,701,803)	(15,386,008)	315,795
New Zealand Dollar, Expiring 12/17/14	The Royal Bank of Scotland	NZD	(19,863,500)	(15,701,561)	(15,386,008)	315,553
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	(139,700,000)	(3,138,384)	(3,106,507)	31,877
Philippine Peso, Expiring 12/17/14*	The Royal Bank of Scotland	PHP	(139,700,000)	(3,138,348)	(3,106,507)	31,841
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	(5,550,000)	(1,719,979)	(1,670,131)	49,848
Poland Zloty, Expiring 12/17/14	The Royal Bank of Scotland	PLN	(5,550,000)	(1,719,935)	(1,670,131)	49,804
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	(237,700,000)	(6,197,395)	(5,900,139)	297,256
Russian Ruble, Expiring 12/17/14*	The Royal Bank of Scotland	RUB	(237,700,000)	(6,197,388)	(5,900,139)	297,249
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	(202,941,000)	(28,668,609)	(28,117,405)	551,204
Swedish Krona, Expiring 12/17/14	The Royal Bank of Scotland	SEK	(203,890,000)	(28,804,759)	(28,248,890)	555,869
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	(8,585,000)	(6,801,578)	(6,729,456)	72,122
Singapore Dollar, Expiring 12/17/14	The Royal Bank of Scotland	SGD	(8,585,000)	(6,801,679)	(6,729,456)	72,223
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	(5,586,000)	(2,454,806)	(2,406,211)	48,595
Turkish Lira, Expiring 12/17/14	The Royal Bank of Scotland	TRY	(5,586,000)	(2,454,418)	(2,406,210)	48,208
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	(110,800,000)	(3,679,345)	(3,645,565)	33,780
Taiwanese Dollar, Expiring 12/17/14*	The Royal Bank of Scotland	TWD	(110,800,000)	(3,679,305)	(3,645,563)	33,742
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	(16,100,000)	(1,424,904)	(1,408,201)	16,703
South African Rand, Expiring 12/17/14	The Royal Bank of Scotland	ZAR	(16,100,000)	(1,424,890)	(1,408,201)	16,689

				(636,844,273)	(621,792,514)	15,051,759

				$(227,436,600)	$(224,485,625)	$2,950,975

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $1 at September 30, 2014. Cash held as collateral for Credit Suisse International and The Royal Bank of Scotland was $1,530,000 and $650,000, respectively, at September 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

MONEY MARKET FUNDS - 113.3%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% ^(a)	$2,244,676	$2,244,676
Dreyfus Treasury Cash Management, Class I, 0.010% ^(a)	8,978,703	8,978,703
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% ^(a)	33,830,123	33,830,123
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% ^(a)(b)	15,881,390	15,881,390
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% ^(a)	11,223,380	11,223,380

TOTAL MONEY MARKET FUNDS (cost $72,158,272)		72,158,272

	PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 1.2%
U.S. Treasury Bill, 0.052%, 12/4/2014 ^(c) (cost $749,930)	$750	749,980

TOTAL INVESTMENTS - 114.5% (cost $72,908,202)		72,908,252

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5%) (d)		(9,242,802)

NET ASSETS - 100.0%		$63,665,450

(a)	Represents annualized seven-day yield as of September 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Brent Crude Futures^	10/2014	USD	2,849,310	$(293,220)
Deutsche Bank	Brent Crude Futures^	10/2014	USD	(2,825,830)	269,740
Deutsche Bank	Brent Crude Futures^	11/2014	USD	825,320	(62,760)
Deutsche Bank	Brent Crude Futures^	11/2014	USD	(682,920)	15,680
CitiBank	Brent Crude Futures^	12/2014	USD	1,097,660	(49,140)
CitiBank	Cocoa Futures^	11/2014	USD	1,303,666	49,323
CitiBank	Cocoa Futures^	11/2014	USD	(1,164,591)	(23,404)
CitiBank	Coffee ‘C’ Futures^	11/2014	USD	4,533,191	(37,794)
CitiBank	Coffee ‘C’ Futures^	11/2014	USD	(1,822,987)	(62,160)
CitiBank	Corn Futures^	11/2014	USD	13,186,608	(2,777,330)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Corn Futures^	11/2014	USD	(4,235,627)	$322,368
Deutsche Bank	Corn Futures^	11/2014	USD	22,400	(6,363)
Deutsche Bank	Corn Futures^	11/2014	USD	(18,425)	2,388
CitiBank	Cotton No. 2 Futures^	11/2014	USD	2,793,318	(399,794)
CitiBank	Cotton No. 2 Futures^	11/2014	USD	(1,315,073)	118,330
Deutsche Bank	Gas Oil Futures^	10/2014	USD	4,637,055	(448,455)
Deutsche Bank	Gas Oil Futures^	10/2014	USD	(4,499,300)	310,700
CitiBank	Gas Oil Futures^	11/2014	USD	434,600	(33,681)
CitiBank	Gas Oil Futures^	11/2014	USD	(427,000)	26,083
Deutsche Bank	Gas Oil Futures^	11/2014	USD	4,521,036	(318,136)
Deutsche Bank	Gas Oil Futures^	11/2014	USD	(4,438,200)	235,300
CitiBank	Gas Oil Futures^	12/2014	USD	428,500	(22,750)
Deutsche Bank	Gas Oil Futures^	12/2014	USD	4,453,280	(233,480)
Deutsche Bank	Gas Oil Futures^	12/2014	USD	(3,664,194)	93,594
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	3,181,143	(110,145)
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	(3,219,708)	148,709
Deutsche Bank	Gasoline RBOB Futures^	11/2014	USD	4,869,602	(155,098)
Deutsche Bank	Gasoline RBOB Futures^	11/2014	USD	(3,027,759)	118,810
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	18,556,763	(1,351,485)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	(11,220,970)	195,329
CitiBank	Gold 100 OZ Futures^	11/2014	USD	1,522,284	(68,364)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	4,031,878	(358,285)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	(3,891,334)	217,740
Deutsche Bank	Heating Oil ULSD Futures^	11/2014	USD	4,014,621	(220,995)
Deutsche Bank	Heating Oil ULSD Futures^	11/2014	USD	(1,253,650)	26,300
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	2,374,196	1,254
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	(2,298,180)	(77,270)
Deutsche Bank	Live Cattle Futures^	10/2014	USD	9,368,406	515,314
Deutsche Bank	Live Cattle Futures^	10/2014	USD	(9,661,411)	(222,309)
Deutsche Bank	Live Cattle Futures^	12/2014	USD	7,043,884	83,626
Deutsche Bank	Live Cattle Futures^	12/2014	USD	(2,468,970)	(81,240)
Deutsche Bank	Live Cattle Futures^	12/2014	USD	2,089,912	(48,172)
Deutsche Bank	Live Cattle Futures^	12/2014	USD	(728,776)	10,386
CitiBank	LME Aluminum Futures^	12/2014	USD	10,163,400	117,412
CitiBank	LME Aluminum Futures^	12/2014	USD	(10,721,925)	441,113
CitiBank	LME Aluminum Futures^	3/2015	USD	8,525,650	(526,900)
CitiBank	LME Aluminum Futures^	3/2015	USD	(2,492,650)	23,900
CitiBank	LME Copper Futures^	12/2014	USD	14,946,300	(97,763)
CitiBank	LME Copper Futures^	12/2014	USD	(15,436,725)	588,188
CitiBank	LME Copper Futures^	3/2015	USD	15,098,400	(625,950)
CitiBank	LME Copper Futures^	3/2015	USD	(4,704,650)	46,850
CitiBank	LME Lead Futures^	12/2014	USD	1,618,575	(43,575)
CitiBank	LME Lead Futures^	12/2014	USD	(1,670,925)	95,925
CitiBank	LME Lead Futures^	3/2015	USD	1,179,925	(72,963)
CitiBank	LME Lead Futures^	3/2015	USD	(790,875)	188
CitiBank	LME Nickel Futures^	12/2014	USD	2,736,540	(388,764)
CitiBank	LME Nickel Futures^	12/2014	USD	(2,698,620)	350,844
CitiBank	LME Nickel Futures^	3/2015	USD	2,811,234	(355,284)
CitiBank	LME Nickel Futures^	3/2015	USD	(1,047,480)	65,100
CitiBank	LME Zinc Futures^	12/2014	USD	4,512,006	291,744
CitiBank	LME Zinc Futures^	12/2014	USD	(4,954,550)	150,800
CitiBank	LME Zinc Futures^	3/2015	USD	4,360,894	(168,869)
CitiBank	LME Zinc Futures^	3/2015	USD	(1,075,700)	(15,375)
Deutsche Bank	Natural Gas Swap Futures^	10/2014	USD	3,018,700	113,260
Deutsche Bank	Natural Gas Swap Futures^	10/2014	USD	(3,027,460)	(104,500)
Deutsche Bank	Natural Gas Swap Futures^	11/2014	USD	3,089,780	94,620
Deutsche Bank	Natural Gas Swap Futures^	11/2014	USD	(1,523,080)	(69,120)
CitiBank	Natural Gas Swap Futures^	11/2014	USD	1,392,410	49,932
CitiBank	Natural Gas Swap Futures^	11/2014	USD	(1,410,850)	(31,495)
CitiBank	Natural Gas Swap Futures^	12/2014	USD	1,439,200	27,300
Barclays Capital	Silver Futures^	11/2014	USD	6,329,050	(785,201)
Barclays Capital	Silver Futures^	11/2014	USD	(2,895,975)	252,036

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	Silver Futures^	11/2014	USD	1,600,900	$(151,055)
CitiBank	Soybean Futures^	10/2014	USD	3,754,627	(421,207)
CitiBank	Soybean Futures^	10/2014	USD	(3,627,188)	293,785
Deutsche Bank	Soybean Futures^	10/2014	USD	11,450,724	(2,774,849)
Deutsche Bank	Soybean Futures^	10/2014	USD	(10,363,098)	1,687,223
Deutsche Bank	Soybean Futures^	12/2014	USD	4,007,000	(322,000)
Deutsche Bank	Soybean Futures^	12/2014	USD	(2,359,575)	56,450
CitiBank	Soybean Meal Futures^	11/2014	USD	5,435,088	(1,160,425)
CitiBank	Soybean Meal Futures^	11/2014	USD	(3,013,613)	532,563
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	79,450	(19,670)
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	(68,880)	9,100
CitiBank	Soybean Oil Futures^	11/2014	USD	5,088,939	(582,837)
CitiBank	Soybean Oil Futures^	11/2014	USD	(1,616,463)	140,343
Deutsche Bank	Soybean Oil Futures^	11/2014	USD	162,972	(27,018)
Deutsche Bank	Soybean Oil Futures^	11/2014	USD	(134,946)	(1,008)
CitiBank	Soybean Oil Futures^	12/2014	USD	3,653,011	(290,449)
CitiBank	Sugar #11 (World Markets) Futures^	2/2015	USD	7,195,916	(323,446)
CitiBank	Sugar #11 (World Markets) Futures^	2/2015	USD	(2,587,239)	(84,158)
CitiBank	Wheat Futures^	11/2014	USD	5,893,100	(1,306,258)
CitiBank	Wheat Futures^	11/2014	USD	(6,595,789)	1,053,532
Deutsche Bank	Wheat Futures^	11/2014	USD	161,250	(41,812)
Deutsche Bank	Wheat Futures^	11/2014	USD	(137,437)	18,000
Deutsche Bank	WTI Crude Oil Futures^	10/2014	USD	4,824,640	(266,640)
Deutsche Bank	WTI Crude Oil Futures^	10/2014	USD	(4,617,630)	59,630
Deutsche Bank	WTI Crude Oil Futures^	11/2014	USD	4,503,100	(79,870)
Deutsche Bank	WTI Crude Oil Futures^	11/2014	USD	(2,179,780)	13,300
Barclays Capital	WTI Crude Oil Futures^	11/2014	USD	1,248,000	(62,909)
Barclays Capital	WTI Crude Oil Futures^	11/2014	USD	(1,196,000)	10,918
CitiBank	WTI Crude Oil Futures^	11/2014	USD	932,600	(20,997)
CitiBank	WTI Crude Oil Futures^	11/2014	USD	(919,000)	7,399
Barclays Capital	WTI Crude Oil Futures^	12/2014	USD	1,190,540	(17,030)
CitiBank	WTI Crude Oil Futures^	12/2014	USD	914,880	(12,180)

					$(9,360,978)

Money Market Fund is pledged as collateral Barclays Capital, CitiBank and Deutsche Bank for total return swap contracts in the amount of $2,861,390, $9,240,000 and $3,780,000, respectively at September 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
8	Goldman Sachs	Corn Futures^	12/2014	$135,778	$128,300	$(7,478)
8	Goldman Sachs	Cotton No. 2 Futures^	12/2014	253,653	245,480	(8,173)
2	Goldman Sachs	Heating Oil ULSD Futures^	11/2014	226,573	223,155	(3,418)
33	Goldman Sachs	Lean Hogs Futures^	12/2014	1,275,670	1,247,730	(27,940)
24	J.P. Morgan	LME Aluminum Futures^	10/2014	1,221,613	1,162,417	(59,196)
10	J.P. Morgan	LME Aluminum Futures^	10/2014	505,975	485,090	(20,885)
10	J.P. Morgan	LME Aluminum Futures^	11/2014	504,675	485,840	(18,835)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Aluminum Futures^	11/2014	$156,594	$146,310	$(10,284)
54	J.P. Morgan	LME Aluminum Futures^	12/2014	2,743,262	2,643,637	(99,625)
1	J.P. Morgan	LME Aluminum Futures^	12/2014	49,658	48,959	(699)
2	J.P. Morgan	LME Aluminum Futures^	12/2014	98,804	97,953	(851)
50	J.P. Morgan	LME Aluminum Futures^	3/2015	2,599,948	2,468,750	(131,198)
10	J.P. Morgan	LME Copper Futures^	10/2014	1,784,424	1,679,625	(104,799)
2	J.P. Morgan	LME Copper Futures^	10/2014	357,305	335,612	(21,693)
3	J.P. Morgan	LME Copper Futures^	10/2014	529,137	502,927	(26,210)
3	J.P. Morgan	LME Copper Futures^	10/2014	534,367	502,357	(32,010)
1	J.P. Morgan	LME Copper Futures^	11/2014	175,002	167,397	(7,605)
5	J.P. Morgan	LME Copper Futures^	11/2014	858,385	836,875	(21,510)
3	J.P. Morgan	LME Copper Futures^	11/2014	517,748	501,751	(15,997)
5	J.P. Morgan	LME Copper Futures^	12/2014	853,073	834,531	(18,542)
39	J.P. Morgan	LME Copper Futures^	12/2014	6,723,331	6,506,662	(216,669)
1	J.P. Morgan	LME Copper Futures^	12/2014	172,852	166,762	(6,090)
9	J.P. Morgan	LME Copper Futures^	12/2014	1,516,069	1,500,442	(15,627)
1	J.P. Morgan	LME Copper Futures^	12/2014	167,677	166,700	(977)
16	J.P. Morgan	LME Copper Futures^	3/2015	2,745,158	2,661,600	(83,558)
3	J.P. Morgan	LME Lead Futures^	10/2014	166,381	157,066	(9,315)
3	J.P. Morgan	LME Lead Futures^	11/2014	169,656	157,148	(12,508)
1	J.P. Morgan	LME Lead Futures^	11/2014	55,252	52,396	(2,856)
4	J.P. Morgan	LME Lead Futures^	12/2014	220,815	210,001	(10,814)
1	J.P. Morgan	LME Nickel Futures^	10/2014	119,504	97,453	(22,051)
2	J.P. Morgan	LME Nickel Futures^	10/2014	230,502	195,032	(35,470)
1	J.P. Morgan	LME Nickel Futures^	10/2014	115,334	97,552	(17,782)
1	J.P. Morgan	LME Nickel Futures^	11/2014	114,128	97,624	(16,504)
1	J.P. Morgan	LME Nickel Futures^	11/2014	111,602	97,660	(13,942)
4	J.P. Morgan	LME Nickel Futures^	12/2014	465,608	391,296	(74,312)
2	J.P. Morgan	LME Nickel Futures^	12/2014	216,244	195,642	(20,602)
2	J.P. Morgan	LME Nickel Futures^	3/2015	235,342	196,476	(38,866)
1	J.P. Morgan	LME Zinc Futures^	10/2014	57,333	57,043	(290)
1	J.P. Morgan	LME Zinc Futures^	10/2014	59,396	57,045	(2,351)
2	J.P. Morgan	LME Zinc Futures^	10/2014	118,254	114,097	(4,157)
3	J.P. Morgan	LME Zinc Futures^	11/2014	172,956	171,337	(1,619)
1	J.P. Morgan	LME Zinc Futures^	11/2014	58,640	57,075	(1,565)
2	J.P. Morgan	LME Zinc Futures^	11/2014	118,154	114,149	(4,005)
1	J.P. Morgan	LME Zinc Futures^	12/2014	56,952	57,158	206
10	J.P. Morgan	LME Zinc Futures^	12/2014	559,527	571,875	12,348
2	J.P. Morgan	LME Zinc Futures^	12/2014	112,654	114,368	1,714
1	J.P. Morgan	LME Zinc Futures^	12/2014	56,627	57,186	559

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
4	J.P. Morgan	LME Zinc Futures^	3/2015	$237,833	$229,700	$(8,133)
39	Goldman Sachs	Natural Gas Swap Futures^	11/2014	1,569,298	1,634,100	64,802
10	Goldman Sachs	Soybean Oil Futures^	12/2014	195,039	194,221	(818)

				32,299,762	31,121,562	(1,178,200)

Short Contracts:
24	J.P. Morgan	LME Aluminum Futures^	10/2014	(1,217,950)	(1,162,416)	55,534
10	J.P. Morgan	LME Aluminum Futures^	10/2014	(506,729)	(485,090)	21,639
10	J.P. Morgan	LME Aluminum Futures^	11/2014	(506,979)	(485,840)	21,139
3	J.P. Morgan	LME Aluminum Futures^	11/2014	(156,781)	(146,309)	10,472
54	J.P. Morgan	LME Aluminum Futures^	12/2014	(2,761,425)	(2,643,637)	117,788
1	J.P. Morgan	LME Aluminum Futures^	12/2014	(49,917)	(48,960)	957
2	J.P. Morgan	LME Aluminum Futures^	12/2014	(98,646)	(97,953)	693
10	J.P. Morgan	LME Copper Futures^	10/2014	(1,777,979)	(1,679,625)	98,354
2	J.P. Morgan	LME Copper Futures^	10/2014	(357,896)	(335,613)	22,283
3	J.P. Morgan	LME Copper Futures^	10/2014	(528,594)	(502,927)	25,667
3	J.P. Morgan	LME Copper Futures^	10/2014	(534,744)	(502,357)	32,387
1	J.P. Morgan	LME Copper Futures^	11/2014	(174,773)	(167,397)	7,376
5	J.P. Morgan	LME Copper Futures^	11/2014	(857,449)	(836,875)	20,574
3	J.P. Morgan	LME Copper Futures^	11/2014	(518,431)	(501,750)	16,681
5	J.P. Morgan	LME Copper Futures^	12/2014	(853,946)	(834,532)	19,414
39	J.P. Morgan	LME Copper Futures^	12/2014	(6,634,875)	(6,506,662)	128,213
1	J.P. Morgan	LME Copper Futures^	12/2014	(171,963)	(166,762)	5,201
9	J.P. Morgan	LME Copper Futures^	12/2014	(1,517,406)	(1,500,442)	16,964
1	J.P. Morgan	LME Copper Futures^	12/2014	(167,785)	(166,700)	1,085
16	J.P. Morgan	LME Copper Futures^	3/2015	(2,705,267)	(2,661,600)	43,667
3	J.P. Morgan	LME Lead Futures^	10/2014	(166,494)	(157,066)	9,428
3	J.P. Morgan	LME Lead Futures^	11/2014	(167,600)	(157,148)	10,452
1	J.P. Morgan	LME Lead Futures^	11/2014	(55,342)	(52,397)	2,945
4	J.P. Morgan	LME Lead Futures^	12/2014	(225,448)	(210,000)	15,448
1	J.P. Morgan	LME Nickel Futures^	10/2014	(119,098)	(97,454)	21,644
2	J.P. Morgan	LME Nickel Futures^	10/2014	(230,156)	(195,033)	35,123
1	J.P. Morgan	LME Nickel Futures^	10/2014	(115,330)	(97,552)	17,778
1	J.P. Morgan	LME Nickel Futures^	11/2014	(114,244)	(97,624)	16,620
1	J.P. Morgan	LME Nickel Futures^	11/2014	(111,790)	(97,660)	14,130
4	J.P. Morgan	LME Nickel Futures^	12/2014	(460,621)	(391,296)	69,325
2	J.P. Morgan	LME Nickel Futures^	12/2014	(215,732)	(195,642)	20,090
2	J.P. Morgan	LME Nickel Futures^	3/2015	(217,052)	(196,476)	20,576
1	J.P. Morgan	LME Zinc Futures^	10/2014	(57,048)	(57,044)	4

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Zinc Futures^	10/2014	$(59,560)	$(57,044)	$2,516
2	J.P. Morgan	LME Zinc Futures^	10/2014	(118,446)	(114,097)	4,349
3	J.P. Morgan	LME Zinc Futures^	11/2014	(172,537)	(171,337)	1,200
1	J.P. Morgan	LME Zinc Futures^	11/2014	(58,648)	(57,075)	1,573
2	J.P. Morgan	LME Zinc Futures^	11/2014	(117,815)	(114,150)	3,665
1	J.P. Morgan	LME Zinc Futures^	12/2014	(57,210)	(57,157)	53
10	J.P. Morgan	LME Zinc Futures^	12/2014	(587,073)	(571,875)	15,198
2	J.P. Morgan	LME Zinc Futures^	12/2014	(112,021)	(114,368)	(2,347)
1	J.P. Morgan	LME Zinc Futures^	12/2014	(56,748)	(57,186)	(438)
4	J.P. Morgan	LME Zinc Futures^	3/2015	(227,192)	(229,700)	(2,508)

				(25,922,740)	(24,979,828)	942,912

				$6,377,022	$6,141,734	$(235,288)

Cash held as collateral at Goldman Sachs and J.P. Morgan for futures contracts was $302,515 and $450,006, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 11.5%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Sovereign Debt - 11.5%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	$15,471	$20,574,725
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	11,327	15,034,942
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	6,656	9,591,184
France Government Bond OAT (France)	0.250%	07/25/18	EUR	5,179	6,820,262
France Government Bond OAT (France)	0.250%	07/25/24	EUR	508	668,473
France Government Bond OAT (France)	1.100%	07/25/22	EUR	1,189	1,686,311
France Government Bond OAT (France)	1.300%	07/25/19	EUR	11,931	16,632,952
France Government Bond OAT (France)	2.100%	07/25/23	EUR	549	844,294
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	2,112	3,618,584
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	6,846	13,484,674

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $89,323,331)					88,956,401

U.S. TREASURY OBLIGATIONS - 18.0%
U.S. Treasury Inflation Protected Securities - 18.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	52,300	54,333,602
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	8,300	8,536,234
U.S. Treasury Inflation Protected Securities	0.125%	07/15/22	USD	7,900	7,989,691
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	11,200	11,184,703
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	10,500	10,632,855
U.S. Treasury Inflation Protected Securities	1.375%	07/15/18	USD	300	352,093
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	14,400	17,390,967
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	7,000	8,485,748
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	15,600	19,550,975

TOTAL U.S. TREASURY OBLIGATIONS (cost $139,778,395)					138,456,868

				SHARES
MONEY MARKET FUNDS - 56.1%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (a)^				15,667,503	15,667,503
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				62,670,014	62,670,014
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^				206,303,842	206,303,842
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				68,833,118	68,833,118
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				78,338,363	78,338,363

TOTAL MONEY MARKET FUNDS (cost $431,812,840)					431,812,840

				PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 11.8%
U.S. Treasury Bill, 0.045%, 11/28/2014 (c)^				$4,191	4,190,899
U.S. Treasury Bill, 0.045%, 02/05/2015 (c)^				66,825	66,830,720
U.S. Treasury Bill, 0.052%, 12/04/2014 (c)^				6,720	6,720,819
U.S. Treasury Bill, 0.055%, 01/29/2015 (c)^				13,017	13,018,445

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
TOTAL SHORT-TERM INVESTMENTS (cost $90,753,275)		$90,760,883

TOTAL INVESTMENTS - 97.4% (cost $751,667,841)		749,986,992

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6% (d)		19,982,440

NET ASSETS - 100.0%		$769,969,432

(a)	Represents annualized seven-day yield as of September 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of September 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	iTraxx Europe Crossover Series 21.V1	5.000%	EUR	2.570%	76,475,000	$8,944,432	06/20/2019	$1,266,578
CitiBank	iTraxx Europe Crossover Series 21.V1	1.000%	EUR	0.629%	156,500,000	2,188,958	06/20/2019	1,262,476
CitiBank	Markit CDX Emerging Market Index Series 21	5.000%	USD	2.810%	24,125,000	1,939,231	06/20/2019	242,419
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.532%	103,800,000	6,814,321	06/20/2019	(467,927)
CitiBank	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.645%	210,375,000	2,841,141	06/20/2019	585,619

						$22,728,083		$2,889,165

Money Market Fund is pledged as collateral to Deutsche Bank for credit default swap contracts in the amount of $5 at September 30, 2014. Additional cash held as collateral for CitiBank for credit default swap contracts was $549,539 at September 30, 2014.

Interest rate swap contracts outstanding as of September 30, 2014:

COUNTERPARTY †	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	6 Month Prague Interbank Offered Rate	1.000%	CZK	330,000,000	$211,897	03/18/2020	$3,016
CitiBank	2.000%	(1)	HKD	1,000,000	1,061	03/18/2020	—
CitiBank	3 Month Hong Kong Interbank Offered Rate	2.000%	HKD	128,000,000	(43,060)	03/18/2020	(81,428)
CitiBank	3 Month Hong Kong Interbank Offered Rate	2.000%	HKD	128,000,000	(42,615)	03/18/2020	(81,872)
CitiBank	6 Month Budapest Interbank Offered Rate	3.500%	HUF	4,100,000,000	248,798	03/18/2020	8,924
CitiBank	6 Month Warsaw Interbank Offered Rate	2.500%	PLN	2,000,000	2,533	03/18/2020	—
CitiBank	6 Month Warsaw Interbank Offered Rate	2.500%	PLN	106,000,000	(36,832)	03/18/2020	204,126
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	20,500,000	4,229	03/18/2020	(104,287)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY †	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	1,000,000	$(3,465)	03/18/2020	$—
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	20,500,000	3,892	03/18/2020	(103,950)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	20,500,000	3,990	03/18/2020	(104,048)
CitiBank	6 Month Singapore Interbank Offered Rate	2.000%	SGD	20,500,000	4,110	03/18/2020	(104,169)
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	10,000,000	(12,296)	03/18/2020	—
CitiBank	3 Month Johannesburg Interbank Agreed Rate	7.500%	ZAR	410,000,000	(116,740)	03/18/2020	(403,112)
Over the Counter
CitiBank	2.645%	(2)	KRW*	16,750,000,000	—	09/18/2019	(149,701)
CitiBank	2.655%	(2)	KRW*	16,750,000,000	—	09/18/2019	(157,171)
CitiBank	2.675%	(2)	KRW*	16,750,000,000	—	09/18/2019	(172,111)
CitiBank	2.688%	(2)	KRW*	16,750,000,000	—	09/18/2019	(181,448)
CitiBank	2.713%	(2)	KRW*	2,000,000,000	—	09/18/2019	(23,895)
CitiBank	2.723%	(2)	KRW*	3,000,000,000	—	09/18/2019	(37,181)
CitiBank	2.970%	(2)	KRW*	10,000,000,000	—	09/18/2019	(234,312)
CitiBank	3.150%	(2)	KRW*	7,000,000,000	—	09/18/2019	(220,459)
CitiBank	3 Month Korean Certificate of Deposit	2.648%	KRW*	2,000,000,000	—	09/18/2019	18,098
CitiBank	3 Month Korean Certificate of Deposit	2.710%	KRW*	17,000,000,000	—	03/18/2020	163,825
CitiBank	3 Month Korean Certificate of Deposit	2.715%	KRW*	17,000,000,000	—	03/18/2020	167,572
CitiBank	3 Month Korean Certificate of Deposit	2.735%	KRW*	17,000,000,000	—	03/18/2020	182,563
CitiBank	3 Month Korean Certificate of Deposit	2.746%	KRW*	17,000,000,000	—	03/18/2020	190,808
CitiBank	3 Month Korean Certificate of Deposit	3.098%	KRW*	29,000,000,000	—	09/18/2019	846,012
CitiBank	3 Month Korean Certificate of Deposit	3.146%	KRW*	29,000,000,000	—	09/18/2019	908,152
CitiBank	3 Month Korean Certificate of Deposit	3.153%	KRW*	29,000,000,000	—	09/18/2019	916,567

					$225,502		$1,450,519

†	Forward effective date swap. See Note 3 in the Notes to Schedule of Investments.
*	Non deliverable swap. See Note 3 in the Notes to Schedule of Investments.
(1)	3 month Hong Kong Interbank Offered Rate
(2)	3 month Korean Certificate of Deposit

Cash held as collateral for CitiBank for interest rate swap contracts was $1,330,000 at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	12/2014	CAD	27,107,369	$(134,917)
Bank of America	10-Year Japanese Government Bond	12/2014	JPY	1,458,845,000	(4,070)
Morgan Stanley and Co., International PLC	Bovespa Index	10/2014	BRL	20,549,133	(393,615)
CitiBank	Brent Crude Futures^	11/2014	USD	724,969	(62,273)
CitiBank	Brent Crude Futures^	11/2014	USD	(722,890)	60,194
Merrill Lynch	Brent Crude Futures^	11/2014	USD	21,749,480	(2,247,336)
Merrill Lynch	Brent Crude Futures^	11/2014	USD	(21,255,250)	1,753,141
CitiBank	Brent Crude Futures^	12/2014	USD	921,780	(63,900)
Merrill Lynch	Brent Crude Futures^	12/2014	USD	19,981,290	(1,584,335)
Merrill Lynch	Brent Crude Futures^	12/2014	USD	(2,890,710)	126,430
CitiBank	Cocoa Futures^	11/2014	USD	1,734,940	80,042
CitiBank	Cocoa Futures^	11/2014	USD	(1,156,540)	(31,453)
CitiBank	Coffee ‘C’ Futures^	11/2014	USD	5,465,381	(27,406)
CitiBank	Coffee ‘C’ Futures^	11/2014	USD	(1,050,767)	(36,818)
CitiBank	Corn Futures^	11/2014	USD	15,692,319	(3,454,536)
CitiBank	Corn Futures^	11/2014	USD	(3,119,294)	408,818
CitiBank	Cotton No. 2 Futures^	11/2014	USD	4,247,423	(657,123)
CitiBank	Cotton No. 2 Futures^	11/2014	USD	(1,387,500)	190,740
Bank of America	Euro - Bund Futures	12/2014	EUR	111,001,969	852,392
Merrill Lynch	Gas Oil Futures^	10/2014	USD	13,356,115	(1,365,432)
Merrill Lynch	Gas Oil Futures^	10/2014	USD	(13,002,200)	990,919
Merrill Lynch	Gas Oil Futures^	11/2014	USD	10,232,600	(766,411)
Merrill Lynch	Gas Oil Futures^	11/2014	USD	(10,053,600)	589,929
Merrill Lynch	Gas Oil Futures^	12/2014	USD	10,252,170	(587,809)
Merrill Lynch	Gas Oil Futures^	12/2014	USD	(3,687,675)	132,678
Merrill Lynch	Gasoline RBOB Futures^	10/2014	USD	8,199,307	(8,199,178)
Merrill Lynch	Gasoline RBOB Futures^	10/2014	USD	(7,958,038)	7,957,934
Deutsche Bank	Gasoline RBOB Futures^	11/2014	USD	3,306,593	(96,718)
Merrill Lynch	Gasoline RBOB Futures^	11/2014	USD	5,061,454	(352,558)
Merrill Lynch	Gasoline RBOB Futures^	11/2014	USD	(4,856,670)	147,794
Merrill Lynch	Gasoline RBOB Futures^	12/2014	USD	4,588,584	(175,006)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	24,963,128	(1,820,816)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	(16,429,705)	557,515
Merrill Lynch	Gold 100 OZ Futures^	11/2014	USD	2,894,320	(228,800)
Bank of America	Hang Seng Index Futures	10/2014	HKD	63,372,611	(373,450)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	2,762,953	(202,570)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	(2,712,142)	151,759
Merrill Lynch	Heating Oil ULSD Futures^	10/2014	USD	17,656,708	(17,656,429)
Merrill Lynch	Heating Oil ULSD Futures^	10/2014	USD	(17,666,032)	17,665,812
Deutsche Bank	Heating Oil ULSD Futures^	11/2014	USD	5,343,496	(210,945)
Merrill Lynch	Heating Oil ULSD Futures^	11/2014	USD	13,944,092	(1,253,384)
Merrill Lynch	Heating Oil ULSD Futures^	11/2014	USD	(13,505,297)	814,646
Merrill Lynch	Heating Oil ULSD Futures^	12/2014	USD	7,427,587	(398,160)
Merrill Lynch	Heating Oil ULSD Futures^	12/2014	USD	(4,652,214)	189,096
Goldman Sachs	H-SHARES Index Futures	10/2014	HKD	13,357,382	(57,776)
Morgan Stanley and Co., International PLC	H-SHARES Index Futures	10/2014	HKD	44,556,859	(218,940)
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	585,540	62,310
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	(627,400)	(20,450)
Merrill Lynch	Lean Hogs Futures^	10/2014	USD	4,274,272	(214,401)
Merrill Lynch	Lean Hogs Futures^	10/2014	USD	(3,961,240)	(98,615)
Deutsche Bank	Live Cattle Futures^	10/2014	USD	586,600	55,200
Deutsche Bank	Live Cattle Futures^	10/2014	USD	(637,180)	(4,620)
Merrill Lynch	Live Cattle Futures^	10/2014	USD	13,883,796	813,403
Merrill Lynch	Live Cattle Futures^	10/2014	USD	(14,519,270)	(177,947)
Deutsche Bank	Live Cattle Futures^	12/2014	USD	647,100	6,800
Deutsche Bank	Live Cattle Futures^	12/2014	USD	580,590	(13,440)
Merrill Lynch	Live Cattle Futures^	12/2014	USD	3,669,140	(115,000)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	Live Cattle Futures^	12/2014	USD	10,485,180	$107,981
Merrill Lynch	Live Cattle Futures^	12/2014	USD	(581,140)	(7,370)
CitiBank	LME Aluminum Futures^	12/2014	USD	16,050,900	6,750
CitiBank	LME Aluminum Futures^	12/2014	USD	(16,974,150)	916,500
CitiBank	LME Aluminum Futures^	3/2015	USD	14,998,275	(926,400)
CitiBank	LME Aluminum Futures^	3/2015	USD	(620,550)	28,050
CitiBank	LME Copper Futures^	12/2014	USD	27,280,250	(419,413)
CitiBank	LME Copper Futures^	12/2014	USD	(27,879,125)	1,018,288
CitiBank	LME Copper Futures^	3/2015	USD	22,216,000	(923,200)
CitiBank	LME Copper Futures^	3/2015	USD	(5,925,800)	103,550
CitiBank	LME Lead Futures^	12/2014	USD	1,351,688	(39,188)
CitiBank	LME Lead Futures^	12/2014	USD	(1,395,225)	82,725
CitiBank	LME Lead Futures^	3/2015	USD	1,292,313	(79,925)
CitiBank	LME Lead Futures^	3/2015	USD	(265,575)	2,012
CitiBank	LME Nickel Futures^	12/2014	USD	4,438,206	(623,070)
CitiBank	LME Nickel Futures^	12/2014	USD	(4,368,930)	553,794
CitiBank	LME Nickel Futures^	3/2015	USD	3,714,384	(472,530)
CitiBank	LME Nickel Futures^	3/2015	USD	(629,220)	39,792
CitiBank	LME Zinc Futures^	12/2014	USD	5,538,150	352,163
CitiBank	LME Zinc Futures^	12/2014	USD	(6,113,475)	223,163
CitiBank	LME Zinc Futures^	3/2015	USD	5,136,888	(198,338)
CitiBank	LME Zinc Futures^	3/2015	USD	(635,600)	3,925
Bank of America	Long Gilt Futures	12/2014	GBP	38,152,844	329,813
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	10/2014	USD	10,693,030	(231,060)
CitiBank	Natural Gas Futures^	11/2014	USD	4,598,880	140,248
CitiBank	Natural Gas Futures^	11/2014	USD	(4,635,650)	(103,483)
Merrill Lynch	Natural Gas Futures^	11/2014	USD	4,684,600	178,164
Merrill Lynch	Natural Gas Futures^	11/2014	USD	(4,761,300)	(101,471)
CitiBank	Natural Gas Futures^	12/2014	USD	4,728,800	89,700
Merrill Lynch	Natural Gas Futures^	12/2014	USD	4,858,060	83,767
Merrill Lynch	Natural Gas Futures^	12/2014	USD	(891,690)	(30,110)
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index Futures	10/2014	USD	4,135,776	(77,618)
Barclays Capital	Silver Futures^	11/2014	USD	6,134,310	(761,041)
Barclays Capital	Silver Futures^	11/2014	USD	(2,088,225)	211,868
Merrill Lynch	Silver Futures^	11/2014	USD	2,282,800	(65,390)
CitiBank	Soybean Futures^	10/2014	USD	3,480,300	(420,855)
CitiBank	Soybean Futures^	10/2014	USD	(3,329,063)	269,638
Merrill Lynch	Soybean Futures^	11/2014	USD	16,958,324	(4,172,521)
Merrill Lynch	Soybean Futures^	11/2014	USD	(15,723,400)	2,937,713
CitiBank	Soybean Futures^	12/2014	USD	4,666,351	(336,476)
Merrill Lynch	Soybean Futures^	1/2015	USD	3,703,700	(295,005)
Merrill Lynch	Soybean Futures^	1/2015	USD	(747,825)	56,888
CitiBank	Soybean Meal Futures^	11/2014	USD	310,547	(41,537)
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	5,494,337	(1,339,627)
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	(2,610,811)	488,621
CitiBank	Soybean Oil Futures^	11/2014	USD	4,673,560	(478,246)
CitiBank	Soybean Oil Futures^	11/2014	USD	(276,468)	43,389
CitiBank	Sugar #11 (World Markets) Futures^	2/2015	USD	7,751,352	(344,565)
CitiBank	Sugar #11 (World Markets) Futures^	2/2015	USD	(1,389,427)	26,026
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	12/2014	CHF	7,039,328	31,422
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange Futures	10/2014	TWD	5,535,273	(4,648)
Bank of America	U.S. Treasury 10-Year Note Futures	12/2014	USD	468,524,258	(3,116,164)
CitiBank	Wheat Futures^	11/2014	USD	6,985,733	(1,777,655)
CitiBank	Wheat Futures^	11/2014	USD	(4,436,745)	805,572
CitiBank	WTI Crude Futures^	11/2014	USD	5,903,933	(160,834)
CitiBank	WTI Crude Futures^	11/2014	USD	(5,789,700)	46,614
Merrill Lynch	WTI Crude Futures^	11/2014	USD	27,204,540	(1,497,319)
Merrill Lynch	WTI Crude Futures^	11/2014	USD	(26,010,080)	302,945
Merrill Lynch	WTI Crude Oil Futures^	11/2014	USD	24,362,940	(351,071)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	WTI Crude Oil Futures^	11/2014	USD	(7,923,300)	$160,069
CitiBank	WTI Crude Oil Futures^	12/2014	USD	5,854,238	(76,958)

					$(19,531,023)

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank, Goldman Sachs, Merrill Lynch and Morgan Stanley Capital Services for total return swap contracts in the amount of $2,820,000, $2,932,143, $12,410,000, $2,400,000, $180,000, $23,720,072 and $6,571,566, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
30	Goldman Sachs	Lean Hogs Futures^	12/2014	$1,164,868	$1,134,300	$(30,568)
9	Goldman Sachs	Live Cattle Futures^	11/2014	1,020,139	1,057,725	37,586
54	Barclays Capital	Amsterdam Index Futures	10/2014	5,701,479	5,748,292	46,813
75	Barclays Capital	CAC40 Index Futures	10/2014	4,187,103	4,181,327	(5,776)
13	Barclays Capital	DAX Index Futures	12/2014	3,954,883	3,895,768	(59,115)
82	Barclays Capital	E-Mini Russell 2000 Futures	12/2014	9,444,317	8,992,120	(452,197)
376	Barclays Capital	Euro Stoxx 50 Index	12/2014	15,289,309	15,306,246	16,937
176	Barclays Capital	FTSE 100 Index Futures	12/2014	19,301,825	18,846,970	(454,855)
114	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2014	4,667,993	4,499,579	(168,414)
3	Barclays Capital	FTSE/MIB Index Futures	12/2014	391,359	395,416	4,057
16	Barclays Capital	Hang Seng Index Futures	10/2014	2,435,533	2,351,107	(84,426)
138	Barclays Capital	H-SHARES Index Futures	10/2014	9,473,798	9,176,778	(297,020)
37	Barclays Capital	IBEX 35 Index Futures	10/2014	5,032,466	5,074,533	42,067
74	Barclays Capital	KOSPI Index 200 Futures	12/2014	9,262,992	9,011,135	(251,857)
1,289	Barclays Capital	S&P 500 E-Mini Futures	12/2014	127,648,310	126,676,475	(971,835)
83	Barclays Capital	S&P MID 400 E-Mini Futures	12/2014	11,774,271	11,332,820	(441,451)
80	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	12,747,781	12,303,407	(444,374)
177	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	2,876,829	2,827,929	(48,900)
27	Barclays Capital	SPI 200 Index Futures	12/2014	3,228,222	3,122,233	(105,989)
191	Barclays Capital	TOPIX Index Futures	12/2014	22,503,796	23,101,117	597,321
158	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	16,525,967	16,711,129	185,162

				$288,633,240	$285,746,406	$(2,886,834)

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $17,440,769, $42,017 and $769,565, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	45,176,500	$19,502,281	$18,074,105	$(1,428,176)
Brazilian Real, Expiring 12/17/14*	The Royal Bank of Scotland	BRL	45,176,500	19,502,208	18,074,107	(1,428,101)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	356,500	326,569	317,735	(8,834)
Canadian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	CAD	356,500	326,569	317,735	(8,834)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	53,000	57,229	55,558	(1,671)
Swiss Franc, Expiring 12/17/14	The Royal Bank of Scotland	CHF	132,000	141,871	138,371	(3,500)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	7,972,000	10,296,825	10,074,576	(222,249)
Euro, Expiring 12/17/14	The Royal Bank of Scotland	EUR	18,226,323	23,647,259	23,033,426	(613,833)
British Pound, Expiring 12/17/14	The Royal Bank of Scotland	GBP	8,201,335	13,412,036	13,286,594	(125,442)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	3,169,500	409,009	408,125	(884)
Hong Kong Dollar, Expiring 12/17/14	The Royal Bank of Scotland	HKD	4,282,500	552,641	551,442	(1,199)
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	57,558,000	16,065,612	15,641,110	(424,502)
Israeli Shekel, Expiring 12/17/14	The Royal Bank of Scotland	ILS	57,558,000	16,065,662	15,641,110	(424,552)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	112,386,000	1,032,675	1,025,484	(7,191)
Japanese Yen, Expiring 12/17/14	The Royal Bank of Scotland	JPY	135,053,000	1,240,689	1,232,313	(8,376)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	18,187,754,000	17,706,188	17,178,207	(527,981)
Korean Won, Expiring 12/17/14*	The Royal Bank of Scotland	KRW	18,187,753,999	17,706,090	17,178,207	(527,883)
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	252,412,000	19,110,062	18,695,162	(414,900)
Mexican Peso, Expiring 12/17/14	The Royal Bank of Scotland	MXN	252,412,000	19,110,003	18,695,162	(414,841)
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	20,237,000	16,125,394	15,863,012	(262,382)
Singapore Dollar, Expiring 12/17/14	The Royal Bank of Scotland	SGD	20,237,000	16,125,451	15,863,012	(262,439)
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	42,153,000	18,946,535	18,157,731	(788,804)
Turkish Lira, Expiring 12/17/14	The Royal Bank of Scotland	TRY	42,153,000	18,945,369	18,157,730	(787,639)
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	455,171,500	15,254,827	14,976,147	(278,680)
Taiwanese Dollar, Expiring 12/17/14*	The Royal Bank of Scotland	TWD	455,171,500	15,254,749	14,976,147	(278,602)
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	150,847,501	13,734,439	13,194,011	(540,428)
South African Rand, Expiring 12/17/14	The Royal Bank of Scotland	ZAR	150,847,501	13,734,249	13,194,011	(540,238)

				$324,332,491	$314,000,330	$(10,332,161)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	(12,447,500)	$(5,084,894)	$(4,979,965)	$104,929
Brazilian Real, Expiring 12/17/14*	The Royal Bank of Scotland	BRL	(12,447,500)	(5,084,844)	(4,979,965)	104,879
Canadian Dollar, Expiring 12/17/14	The Royal Bank of Scotland	CAD	(1,000)	(904)	(891)	13
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(83,527,639)	(108,688,207)	(105,557,635)	3,130,572
Euro, Expiring 12/17/14	The Royal Bank of Scotland	EUR	(86,019,626)	(111,917,864)	(108,706,873)	3,210,991
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(9,322,108)	(15,201,170)	(15,102,305)	98,865
British Pound, Expiring 12/17/14	The Royal Bank of Scotland	GBP	(9,407,108)	(15,340,044)	(15,240,010)	100,034
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	(20,508,500)	(5,651,102)	(5,573,086)	78,016
Israeli Shekel, Expiring 12/17/14	The Royal Bank of Scotland	ILS	(20,508,500)	(5,651,142)	(5,573,086)	78,056
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(56,193,000)	(533,811)	(512,743)	21,068
Japanese Yen, Expiring 12/17/14	The Royal Bank of Scotland	JPY	(67,571,000)	(639,178)	(616,564)	22,614
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	(6,561,969,000)	(6,299,234)	(6,197,734)	101,500
Korean Won, Expiring 12/17/14*	The Royal Bank of Scotland	KRW	(6,561,969,000)	(6,299,145)	(6,197,734)	101,411
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	(24,810,000)	(1,845,283)	(1,837,579)	7,704
Mexican Peso, Expiring 12/17/14	The Royal Bank of Scotland	MXN	(24,810,000)	(1,845,166)	(1,837,579)	7,587
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	(12,304,500)	(9,736,449)	(9,645,028)	91,421
Singapore Dollar, Expiring 12/17/14	The Royal Bank of Scotland	SGD	(12,304,500)	(9,736,233)	(9,645,028)	91,205
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	(11,146,000)	(4,904,878)	(4,801,225)	103,653
Turkish Lira, Expiring 12/17/14	The Royal Bank of Scotland	TRY	(11,146,000)	(4,902,924)	(4,801,225)	101,699
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	(193,530,500)	(6,429,306)	(6,367,580)	61,726
Taiwanese Dollar, Expiring 12/17/14*	The Royal Bank of Scotland	TWD	(193,530,500)	(6,429,212)	(6,367,580)	61,632
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	(68,928,000)	(6,163,688)	(6,028,849)	134,839
South African Rand, Expiring 12/17/14	The Royal Bank of Scotland	ZAR	(68,928,000)	(6,163,599)	(6,028,850)	134,749

				(344,548,277)	(336,599,114)	7,949,163

				$(20,215,786)	$(22,598,784)	$(2,382,998)

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $1,600,000 and $6,707,173, respectively at September 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc
CZK - Czech Republic Koruna

EUR - Euro

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY FUND

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

GOVERNMENT RELATED OBLIGATIONS - 10.9%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 10.9%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	2,063	$2,743,297
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	1,482	1,967,189
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	873	1,257,860
France Government Bond OAT (France)	0.250%	07/25/18	EUR	725	954,837
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,598	2,227,628
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	211	361,858
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	622	1,225,879

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $11,149,044)					10,738,548

U.S. TREASURY OBLIGATIONS - 18.0%
U.S. Treasury Inflation Protected Securities - 18.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/18	USD	7,500	7,791,625
U.S. Treasury Inflation Protected Securities	0.125%	01/15/22	USD	900	925,616
U.S. Treasury Inflation Protected Securities	0.125%	07/15/22	USD	900	910,218
U.S. Treasury Inflation Protected Securities	0.125%	01/15/23	USD	1,200	1,198,361
U.S. Treasury Inflation Protected Securities	0.375%	07/15/23	USD	1,200	1,215,183
U.S. Treasury Inflation Protected Securities	1.625%	01/15/18	USD	1,800	2,173,871
U.S. Treasury Inflation Protected Securities	2.125%	01/15/19	USD	900	1,091,025
U.S. Treasury Inflation Protected Securities	2.625%	07/15/17	USD	2,000	2,506,535

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,023,759)					17,812,434

				SHARES
MONEY MARKET FUNDS - 57.5%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (a)^				657,617	657,617
Dreyfus Treasury Cash Management, Class I, 0.010% (a)^				2,630,467	2,630,467
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)^				44,899,495	44,899,495
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)(b)^				5,190,001	5,190,001
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)^				3,288,083	3,288,083

TOTAL MONEY MARKET FUNDS (cost $56,665,663)					56,665,663

				PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 11.5%
U.S. Treasury Bills, 0.045%, 02/05/2015 (c)^				$900	899,929
U.S. Treasury Bills, 0.045%, 02/05/2015 (c)				2,944	2,943,767
U.S. Treasury Bills, 0.055%, 01/29/2015 (c)^				2,319	2,318,866
U.S. Treasury Bills, 0.055%, 01/29/2015 (c)				5,150	5,150,701

TOTAL SHORT-TERM INVESTMENTS (cost $11,312,020)					11,313,263

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

VALUE (Note 3)
TOTAL INVESTMENTS - 97.9% (cost $97,150,486)	$96,529,908

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1% (d)	2,030,770

NET ASSETS - 100.0%	$98,560,678

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of September 30, 2014.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	The rate shown is the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	12/2014	CAD	543,906	$(1,828)
Goldman Sachs	Bovespa Index	10/2014	BRL	3,442,929	(73,526)
Deutsche Bank	Brent Crude Futures^	11/2014	USD	2,682,290	(203,970)
CitiBank	Brent Crude Futures^	11/2014	USD	103,503	(8,832)
Deutsche Bank	Brent Crude Futures^	11/2014	USD	(98,630)	3,310
CitiBank	Brent Crude Futures^	11/2014	USD	(103,270)	8,599
Deutsche Bank	Brent Crude Futures^	10/2014	USD	3,482,490	(358,380)
Deutsche Bank	Brent Crude Futures^	10/2014	USD	(3,403,660)	279,550
CitiBank	Brent Crude Futures^	12/2014	USD	201,340	(10,700)
CitiBank	Cocoa Futures^	11/2014	USD	157,760	7,239
CitiBank	Cocoa Futures^	11/2014	USD	(97,199)	(1,801)
CitiBank	Coffee ‘C’ Futures^	11/2014	USD	292,305	(2,280)
CitiBank	Corn Futures^	11/2014	USD	1,266,006	(255,644)
CitiBank	Cotton No. 2 Futures^	11/2014	USD	187,540	(34,107)
CitiBank	Cotton No. 2 Futures^	11/2014	USD	(35,893)	5,206
Bank of America	Euro - Bund Futures	12/2014	EUR	2,382,845	15,601
Deutsche Bank	Gas Oil Futures^	11/2014	USD	1,391,088	(97,888)
CitiBank	Gas Oil Futures^	11/2014	USD	87,250	(7,066)
Deutsche Bank	Gas Oil Futures^	12/2014	USD	1,370,240	(71,840)
Deutsche Bank	Gas Oil Futures^	11/2014	USD	(1,365,600)	72,400
CitiBank	Gas Oil Futures^	11/2014	USD	(85,400)	5,217
Deutsche Bank	Gas Oil Futures^	12/2014	USD	(332,725)	8,125

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Gas Oil Futures^	10/2014	USD	1,873,097	$(181,547)
Deutsche Bank	Gas Oil Futures^	10/2014	USD	(1,824,050)	132,500
CitiBank	Gas Oil Futures^	12/2014	USD	85,700	(4,550)
Deutsche Bank	Gasoline RBOB Futures^	11/2014	USD	1,144,009	(40,614)
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	661,147	(46,948)
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	(634,486)	20,286
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	1,960,200	(142,741)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	(121,660)	520
Bank of America	Hang Seng Index Futures	10/2014	HKD	2,391,389	(14,089)
Goldman Sachs	Hang Seng Index Futures	10/2014	HKD	9,558,458	(55,441)
Deutsche Bank	Heating Oil ULSD Futures^	11/2014	USD	1,761,047	(87,389)
Deutsche Bank	Heating Oil ULSD Futures^	11/2014	USD	(576,639)	18,753
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	2,320,210	(205,111)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	(2,255,005)	139,906
Bank of America	H-SHARES Index Futures	10/2014	HKD	536,427	(2,586)
Goldman Sachs	H-SHARES Index Futures	10/2014	HKD	13,893,594	(60,334)
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	576,571	(15,101)
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	(544,430)	(17,040)
Deutsche Bank	Live Cattle Futures^	12/2014	USD	503,482	(11,952)
Deutsche Bank	Live Cattle Futures^	10/2014	USD	1,821,774	103,626
Deutsche Bank	Live Cattle Futures^	12/2014	USD	1,422,192	16,388
Deutsche Bank	Live Cattle Futures^	10/2014	USD	(1,900,406)	(24,994)
Deutsche Bank	Live Cattle Futures^	12/2014	USD	(63,850)	(1,540)
CitiBank	LME Aluminum Futures^	12/2014	USD	144,750	2,119
CitiBank	LME Aluminum Futures^	12/2014	USD	(157,125)	10,256
CitiBank	LME Aluminum Futures^	3/2015	USD	157,875	(9,750)
CitiBank	LME Copper Futures^	12/2014	USD	668,400	(1,050)
CitiBank	LME Copper Futures^	12/2014	USD	(694,500)	27,150
CitiBank	LME Copper Futures^	3/2015	USD	694,250	(28,850)
CitiBank	LME Lead Futures^	12/2014	USD	53,813	(1,313)
CitiBank	LME Lead Futures^	12/2014	USD	(55,875)	3,375
CitiBank	LME Lead Futures^	3/2015	USD	56,188	(3,475)
CitiBank	LME Zinc Futures^	12/2014	USD	53,669	3,519
CitiBank	LME Zinc Futures^	12/2014	USD	(59,550)	2,362
CitiBank	LME Zinc Futures^	3/2015	USD	59,731	(2,306)
Bank of America	Long Gilt Futures	12/2014	GBP	2,479,004	16,487
Goldman Sachs	MSCI Taiwan Stock Index Futures	10/2014	USD	1,417,805	(25,035)
Deutsche Bank	Natural Gas Swap Futures^	10/2014	USD	754,300	28,690
Deutsche Bank	Natural Gas Swap Futures^	11/2014	USD	772,445	23,655
CitiBank	Natural Gas Swap Futures^	11/2014	USD	559,030	17,907
Deutsche Bank	Natural Gas Swap Futures^	10/2014	USD	(756,865)	(26,125)
Deutsche Bank	Natural Gas Swap Futures^	11/2014	USD	(81,700)	(2,100)
CitiBank	Natural Gas Swap Futures^	11/2014	USD	(564,340)	(12,598)
CitiBank	Natural Gas Swap Futures^	12/2014	USD	575,680	10,920
Goldman Sachs	SGX S&P CNX Nifty Index Futures	10/2014	USD	685,264	(14,230)
Barclays Capital	Silver Futures^	11/2014	USD	97,370	(12,085)
Deutsche Bank	Soybean Futures^	12/2014	USD	601,050	(48,300)
Deutsche Bank	Soybean Futures^	10/2014	USD	791,784	(198,172)
Deutsche Bank	Soybean Futures^	10/2014	USD	(651,825)	58,212
CitiBank	Soybean Meal Futures^	11/2014	USD	316,483	(77,363)
CitiBank	Soybean Oil Futures^	11/2014	USD	479,762	(52,478)
CitiBank	Sugar #11 (World Markets) Futures^	2/2015	USD	173,628	(7,812)
Goldman Sachs	Swiss Market Index Futures	12/2014	CHF	615,435	3,289
Goldman Sachs	Taiwan Stock Exchange Futures	10/2014	TWD	5,531,857	(4,536)
Bank of America	U.S. Treasury 10-Year Note Futures	12/2014	USD	36,759,910	(240,206)
CitiBank	Wheat Futures^	11/2014	USD	356,287	(93,493)
CitiBank	Wheat Futures^	11/2014	USD	(140,398)	20,954
Deutsche Bank	WTI Crude Oil Futures^	11/2014	USD	3,492,200	(61,940)
CitiBank	WTI Crude Oil Futures^	11/2014	USD	655,250	(17,128)
Deutsche Bank	WTI Crude Oil Futures^	11/2014	USD	(831,765)	19,335
CitiBank	WTI Crude Oil Futures^	11/2014	USD	(643,300)	5,179
Deutsche Bank	WTI Crude Oil Futures^	10/2014	USD	3,860,800	(214,400)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	WTI Crude Oil Futures^	10/2014	USD	(3,700,070)	$53,670
CitiBank	WTI Crude Oil Futures^	12/2014	USD	730,910	(8,750)

					$(2,059,029)

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank and Goldman Sachs for total return swap contracts in the amount of $240,000, $110,000, $870,000, $2,200,000, and $1,470,000, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Goldman Sachs	Cocoa Futures^	12/2014	$32,250	$33,000	$750
6	Goldman Sachs	Coffee ‘C’ Futures^	12/2014	431,625	435,038	3,413
27	Goldman Sachs	Corn Futures^	12/2014	520,479	433,012	(87,467)
8	Goldman Sachs	Cotton No. 2 Futures^	12/2014	269,523	245,480	(24,043)
1	Goldman Sachs	Gold 100 OZ Futures^	12/2014	131,477	121,161	(10,316)
7	Goldman Sachs	Lean Hogs Futures^	12/2014	269,371	264,670	(4,701)
1	Goldman Sachs	Live Cattle Futures^	11/2014	114,016	117,525	3,509
4	Goldman Sachs	Live Cattle Futures^	12/2014	256,993	261,560	4,567
6	J.P. Morgan	LME Aluminum Futures^	10/2014	296,309	290,154	(6,155)
4	J.P. Morgan	LME Aluminum Futures^	10/2014	202,990	193,736	(9,254)
1	J.P. Morgan	LME Aluminum Futures^	10/2014	50,683	48,509	(2,174)
2	J.P. Morgan	LME Aluminum Futures^	11/2014	100,542	97,168	(3,374)
1	J.P. Morgan	LME Aluminum Futures^	11/2014	51,870	48,724	(3,146)
2	J.P. Morgan	LME Aluminum Futures^	11/2014	104,625	97,539	(7,086)
2	J.P. Morgan	LME Aluminum Futures^	12/2014	102,354	97,794	(4,560)
42	J.P. Morgan	LME Aluminum Futures^	12/2014	2,042,913	2,056,162	13,249
1	J.P. Morgan	LME Aluminum Futures^	12/2014	49,658	48,959	(699)
2	J.P. Morgan	LME Aluminum Futures^	12/2014	98,343	97,960	(383)
40	J.P. Morgan	LME Aluminum Futures^	3/2015	2,078,839	1,975,000	(103,839)
3	J.P. Morgan	LME Copper Futures^	10/2014	535,276	503,887	(31,389)
1	J.P. Morgan	LME Copper Futures^	10/2014	178,238	167,862	(10,376)
1	J.P. Morgan	LME Copper Futures^	10/2014	177,918	167,452	(10,466)
1	J.P. Morgan	LME Copper Futures^	11/2014	175,002	167,397	(7,605)
1	J.P. Morgan	LME Copper Futures^	11/2014	171,677	167,375	(4,302)
18	J.P. Morgan	LME Copper Futures^	12/2014	3,062,538	3,003,075	(59,463)
1	J.P. Morgan	LME Copper Futures^	12/2014	172,852	166,762	(6,090)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
2	J.P. Morgan	LME Copper Futures^	12/2014	$335,554	$333,400	$(2,154)
13	J.P. Morgan	LME Copper Futures^	3/2015	2,230,002	2,162,550	(67,452)
3	J.P. Morgan	LME Lead Futures^	12/2014	160,363	157,500	(2,863)
3	J.P. Morgan	LME Lead Futures^	3/2015	167,150	158,137	(9,013)
1	J.P. Morgan	LME Nickel Futures^	10/2014	116,786	97,484	(19,302)
5	J.P. Morgan	LME Nickel Futures^	12/2014	557,441	489,121	(68,320)
1	J.P. Morgan	LME Nickel Futures^	12/2014	103,742	97,837	(5,905)
5	J.P. Morgan	LME Nickel Futures^	3/2015	586,049	491,191	(94,858)
1	J.P. Morgan	LME Zinc Futures^	11/2014	58,252	57,066	(1,186)
1	J.P. Morgan	LME Zinc Futures^	11/2014	57,377	57,093	(284)
1	J.P. Morgan	LME Zinc Futures^	11/2014	59,077	57,074	(2,003)
14	J.P. Morgan	LME Zinc Futures^	12/2014	743,176	800,625	57,449
11	J.P. Morgan	LME Zinc Futures^	3/2015	649,192	631,675	(17,517)
11	Goldman Sachs	Silver Futures^	12/2014	1,022,069	938,135	(83,934)
14	Goldman Sachs	Soybean Futures^	1/2015	687,110	644,875	(42,235)
5	Goldman Sachs	Soybean Meal Futures^	12/2014	174,855	149,450	(25,405)
11	Goldman Sachs	Soybean Oil Futures^	12/2014	233,689	213,642	(20,047)
42	Goldman Sachs	Sugar #11 (World Markets) Futures^	2/2015	787,254	773,808	(13,446)
4	Goldman Sachs	Wheat Futures^	12/2014	119,056	95,550	(23,506)
7	Barclays Capital	Amsterdam Index Futures	10/2014	739,338	745,149	5,811
22	Barclays Capital	CAC40 Index Futures	10/2014	1,224,639	1,226,522	1,883
3	Barclays Capital	DAX Index Futures	12/2014	912,113	899,023	(13,090)
15	Barclays Capital	E-Mini Russell 2000 Futures	12/2014	1,727,762	1,644,900	(82,862)
71	Barclays Capital	Euro Stoxx 50 Index	12/2014	2,885,401	2,890,275	4,874
32	Barclays Capital	FTSE 100 Index Futures	12/2014	3,511,607	3,426,722	(84,885)
19	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2014	777,999	749,930	(28,069)
2	Barclays Capital	FTSE/MIB Index Futures	12/2014	260,906	263,611	2,705
1	Barclays Capital	Hang Seng Index Futures	10/2014	152,949	146,944	(6,005)
12	Barclays Capital	H-SHARES Index Futures	10/2014	824,523	797,981	(26,542)
5	Barclays Capital	IBEX 35 Index Futures	10/2014	680,063	685,748	5,685
12	Barclays Capital	KOSPI Index 200 Futures	12/2014	1,499,284	1,461,265	(38,019)
1	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2014	32,464	32,390	(74)
195	Barclays Capital	S&P 500 E-Mini Futures	12/2014	19,315,802	19,163,625	(152,177)
15	Barclays Capital	S&P MID 400 E-Mini Futures	12/2014	2,127,765	2,048,100	(79,665)
10	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	1,593,691	1,537,926	(55,765)
22	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	357,450	351,494	(5,956)
4	Barclays Capital	SPI 200 Index Futures	12/2014	477,055	462,553	(14,502)
30	Barclays Capital	TOPIX Index Futures	12/2014	3,534,626	3,628,448	93,822

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
34	J.P. Morgan	10-Year Japanese Government Bond	12/2014	$4,515,511	$4,520,210	$4,699
27	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	2,823,824	2,855,699	31,875
30	J.P. Morgan	Canadian 10-Year Bond Futures	12/2014	3,652,972	3,629,091	(23,881)
116	J.P. Morgan	Euro - Bund Futures	12/2014	21,807,318	21,933,116	125,798
31	J.P. Morgan	Long Gilt Futures	12/2014	5,677,680	5,685,924	8,244
301	J.P. Morgan	U.S. Treasury 10-Year Note Futures	12/2014	37,765,341	37,516,828	(248,513)

				139,404,638	138,016,648	(1,387,990)

Short Contracts:
6	J.P. Morgan	LME Aluminum Futures^	10/2014	$(297,737)	$(290,154)	$7,583
4	J.P. Morgan	LME Aluminum Futures^	10/2014	(202,992)	(193,736)	9,256
1	J.P. Morgan	LME Aluminum Futures^	10/2014	(50,673)	(48,509)	2,164
2	J.P. Morgan	LME Aluminum Futures^	11/2014	(101,396)	(97,168)	4,228
1	J.P. Morgan	LME Aluminum Futures^	11/2014	(51,873)	(48,723)	3,150
2	J.P. Morgan	LME Aluminum Futures^	11/2014	(104,521)	(97,540)	6,981
2	J.P. Morgan	LME Aluminum Futures^	12/2014	(102,622)	(97,795)	4,827
42	J.P. Morgan	LME Aluminum Futures^	12/2014	(2,154,249)	(2,056,162)	98,087
1	J.P. Morgan	LME Aluminum Futures^	12/2014	(49,917)	(48,960)	957
2	J.P. Morgan	LME Aluminum Futures^	12/2014	(98,096)	(97,960)	136
2	J.P. Morgan	LME Aluminum Futures^	3/2015	(103,296)	(98,750)	4,546
3	J.P. Morgan	LME Copper Futures^	10/2014	(533,394)	(503,888)	29,506
1	J.P. Morgan	LME Copper Futures^	10/2014	(177,623)	(167,863)	9,760
1	J.P. Morgan	LME Copper Futures^	10/2014	(178,248)	(167,452)	10,796
1	J.P. Morgan	LME Copper Futures^	11/2014	(174,152)	(167,397)	6,755
1	J.P. Morgan	LME Copper Futures^	11/2014	(171,586)	(167,375)	4,211
18	J.P. Morgan	LME Copper Futures^	12/2014	(3,082,993)	(3,003,075)	79,918
1	J.P. Morgan	LME Copper Futures^	12/2014	(172,398)	(166,762)	5,636
2	J.P. Morgan	LME Copper Futures^	12/2014	(335,500)	(333,400)	2,100
3	J.P. Morgan	LME Copper Futures^	3/2015	(507,669)	(499,050)	8,619
3	J.P. Morgan	LME Lead Futures^	12/2014	(166,119)	(157,500)	8,619
1	J.P. Morgan	LME Nickel Futures^	10/2014	(115,078)	(97,484)	17,594
5	J.P. Morgan	LME Nickel Futures^	12/2014	(584,119)	(489,119)	95,000
1	J.P. Morgan	LME Nickel Futures^	12/2014	(103,747)	(97,837)	5,910
1	J.P. Morgan	LME Nickel Futures^	3/2015	(104,176)	(98,238)	5,938
1	J.P. Morgan	LME Zinc Futures^	11/2014	(58,686)	(57,065)	1,621
1	J.P. Morgan	LME Zinc Futures^	11/2014	(56,863)	(57,093)	(230)
1	J.P. Morgan	LME Zinc Futures^	11/2014	(58,867)	(57,075)	1,792

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
14	J.P. Morgan	LME Zinc Futures^	12/2014	$(821,433)	$(800,625)	$20,808

				(10,720,023)	(10,263,755)	456,268

				$128,684,615	$127,752,893	$(931,722)

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $2,497,225, $774,192 and $1,440,984, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/17/14	CitiBank	CAD	2,500	$2,289	$2,228	$(61)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	2,500	2,290	2,228	(62)
Swiss Franc, Expiring 12/17/14	CitiBank	CHF	35,500	38,333	37,214	(1,119)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	42,500	45,778	44,552	(1,226)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	1,504,839	1,959,770	1,901,733	(58,037)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	1,404,483	2,293,623	2,275,337	(18,286)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	319,000	41,167	41,076	(91)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	24,000	229	219	(10)

				$4,383,479	$4,304,587	$(78,892)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 12/17/14	CitiBank	EUR	(4,358,394)	$(5,672,178)	$(5,507,899)	$164,279
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(4,361,394)	(5,676,045)	(5,511,689)	164,356
British Pound, Expiring 12/17/14	CitiBank	GBP	(1,214,120)	(1,981,561)	(1,966,939)	14,622
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(1,223,120)	(1,996,286)	(1,981,520)	14,766
Hong Kong Dollar, Expiring 12/17/14	CitiBank	HKD	(108,000)	(13,937)	(13,907)	30
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	(108,000)	(13,937)	(13,907)	30
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(24,000)	(228)	(219)	9

				(15,354,172)	(14,996,080)	358,092

				$(10,970,693)	$(10,691,493)	$279,200

Money Market Fund is pledged as collateral to CitiBank and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $110,000 and $1, respectively at September 30, 2014. Additional cash held as collateral for Credit Suisse International for forward foreign currency exchange contracts in the amount of $30,000 at September 30, 2014.

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND

HKD - Hong Kong Dollar

JPY - Japanese Yen

TWD - Taiwanese Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

GOVERNMENT RELATED OBLIGATIONS - 16.7%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Sovereign Debt - 16.7%
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.100%	04/15/23	EUR	$1,547	$2,057,473
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	0.750%	04/15/18	EUR	1,059	1,405,135
Deutsche Bundesrepublik Inflation Linked Bond (Germany)	1.750%	04/15/20	EUR	655	943,395
France Government Bond OAT (France)	0.250%	07/25/18	EUR	518	682,026
France Government Bond OAT (France)	1.300%	07/25/19	EUR	1,172	1,633,593
United Kingdom Index Linked Treasury Gilt (United Kingdom)	0.125%	03/22/24	GBP	106	180,929
United Kingdom Treasury Gilt (United Kingdom)	1.875%	11/22/22	GBP	498	980,704

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $8,073,602)					7,883,255

U.S. TREASURY OBLIGATIONS - 30.1%
U.S. Treasury Inflation Protected Securities - 30.1%
U.S. Treasury Inflation Protected Securities (a)	0.125%	04/15/18	USD	5,400	5,615,729
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/22	USD	1,300	1,339,268
U.S. Treasury Inflation Protected Securities (a)	0.125%	07/15/22	USD	700	709,262
U.S. Treasury Inflation Protected Securities (a)	0.125%	01/15/23	USD	1,100	1,100,638
U.S. Treasury Inflation Protected Securities (a)	0.375%	07/15/23	USD	1,000	1,014,740
U.S. Treasury Inflation Protected Securities (a)	1.375%	07/15/18	USD	200	235,494
U.S. Treasury Inflation Protected Securities (a)	1.625%	01/15/18	USD	1,300	1,570,018
U.S. Treasury Inflation Protected Securities (a)	2.125%	01/15/19	USD	700	848,575
U.S. Treasury Inflation Protected Securities (a)	2.625%	07/15/17	USD	1,400	1,754,575

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,239,028)					14,188,299

				SHARES
MONEY MARKET FUNDS - 64.7%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (b)^				240,005	240,005
Dreyfus Treasury Cash Management, Class I, 0.010% (b)^				960,020	960,020
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)^				24,542,617	24,542,617
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (b)(c)^				3,560,003	3,560,003
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)^				1,200,025	1,200,025

TOTAL MONEY MARKET FUNDS (cost $30,502,670)					30,502,670

				PRINCIPAL AMOUNT (000’s)
SHORT-TERM INVESTMENTS - 16.4%
U.S. Treasury Bill,
0.045%, 02/05/2015 (d)				$1,113	1,112,912
U.S. Treasury Bill,
0.045%, 11/28/2014 (d)^				1,050	1,049,975
U.S. Treasury Bill,
0.053%, 12/04/2014 (d)^				1,050	1,049,971
U.S. Treasury Bill,
0.055%, 01/29/2015 (d)^				4,491	4,491,740

TOTAL SHORT-TERM INVESTMENTS (cost $7,703,826)					7,704,598

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

				PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
REPURCHASE AGREEMENTS - 3.3%(e)
Barclays Capital, 0.07%, dated 09/26/14, due 10/01/14, repurchase price $103,251, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 01/15/22, principal $100,000, total to be received $103,333				$103	$$103,250
Barclays Capital, 0.07%, dated 09/26/14, due 10/03/14, repurchase price $200,753, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 01/15/23, principal $200,000, total to be received $200,116				201	200,750
Barclays Capital, 0.04%, dated 09/24/14, due 10/01/14, repurchase price $514,379, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 01/15/22, principal $500,000, total to be received $514,791				514	514,375
BNP Paribas Corp., 0.10%, dated 09/30/14, due 10/08/14, repurchase price $235,505, collateralized by U.S. Treasury Inflation Indexed Note, 1.375%, due 07/15/18, principal $200,000, total to be received $235,494				236	235,500
CitiBank, 0.13%, dated 09/30/14, due 10/08/14, repurchase price $104,003, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/18, principal $100,000, total to be received $103,974				104	104,000
CitiBank, 0.08%, dated 09/24/14, due 10/01/14, repurchase price $104,002, collateralized by U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/18, principal $100,000, total to be received $103,995				104	104,000
J.P. Morgan Securities, Inc., 0.09%, dated 09/26/14, due 10/03/14, repurchase price $101,502, collateralized by U.S. Treasury Inflation Indexed Note , 0.125%, due 07/15/22, principal $100,000, total to be received $101,323				102	101,500
J.P. Morgan Securities, Inc., 0.09%, dated 09/26/14, due 10/03/14, repurchase price $203,504, collateralized by U.S. Treasury Inflation Indexed Note, 0.375%, due 07/15/23, principal $200,000, total to be received $202,948				204	203,500

TOTAL REPURCHASE AGREEMENTS (cost $1,566,875)					1,566,875

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $62,086,001)					61,845,697

SECURITIES SOLD SHORT - (3.3)%	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
U.S. TREASURY OBLIGATIONS - (3.3)%
U.S. Treasury Inflation Protected Securities - (3.3)%
U.S. Treasury Inflation Protected Securities (f)	0.125%	04/15/18	USD	200	(207,969)
U.S. Treasury Inflation Protected Securities (f)	0.125%	01/15/22	USD	600	(618,124)
U.S. Treasury Inflation Protected Securities (f)	0.125%	07/15/22	USD	100	(101,323)
U.S. Treasury Inflation Protected Securities (f)	0.125%	01/15/23	USD	200	(200,116)
U.S. Treasury Inflation Protected Securities (f)	0.375%	07/15/23	USD	200	(202,948)
U.S. Treasury Inflation Protected Securities (f)	1.375%	07/15/18	USD	200	(235,494)

TOTAL U.S. TREASURY OBLIGATIONS (proceeds $1,568,995)					(1,565,974)

TOTAL SECURITIES SOLD SHORT (proceeds $1,568,995)					(1,565,974)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 127.9% (cost $60,517,006)					60,279,723

LIABILITIES IN EXCESS OF OTHER ASSETS - (27.9%) (g)					(13,140,657)

NET ASSETS - 100.0%					$47,139,066

All securities are United States companies, unless noted otherwise in parentheses.

(a)	On September 30, 2014, securities valued at $14,188,299 were pledged as collateral for reverse repurchase agreements outstanding.
(b)	Represents annualized seven-day yield as of September 30, 2014.
(c)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(d)	The rate shown is the effective yield at the date of purchase.
(e)	Cash held as collateral at Barclays Capital and BNP Paribas Corp. for repurchase agreements and reverse repurchase agreements was $90,000 and $130,000 respectively at September 30, 2014.
(f)	On September 30, 2014, securities valued at $1,565,974 were pledged as collateral for repurchase agreements outstanding.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Reverse repurchase agreements at September 30, 2014:

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT OF REVERSE REPURCHASE AGREEMENT
Barclays Capital	9/17/2014	0.13%	10/15/2014	$2,254,375
Barclays Capital	9/19/2014	0.13%	10/15/2014	199,500
BNP Paribas Corp.	9/17/2014	0.15%	10/15/2014	4,405,025
CitiBank	9/17/2014	0.13%	10/15/2014	5,621,501
J.P. Morgan Securities, Inc.	9/17/2014	0.13%	10/15/2014	1,624,125
J.P. Morgan Securities, Inc.	9/19/2014	0.13%	10/15/2014	99,875

				$14,204,401

Cash collateral for positions held for Barclays Capital and BNP Paribas Corp. is included in the collateral for the repurchase agreements.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	12/2014	CAD	408,718	$(2,092)
Goldman Sachs	Bovespa Index	10/2014	BRL	2,582,249	(55,168)
Deutsche Bank	Brent Crude Futures^	10/2014	USD	2,321,660	(238,920)
Deutsche Bank	Brent Crude Futures^	10/2014	USD	(2,261,270)	178,530
Deutsche Bank	Brent Crude Futures^	11/2014	USD	2,063,300	(156,900)
Deutsche Bank	Brent Crude Futures^	11/2014	USD	(98,630)	3,310
CitiBank	Cocoa Futures^	11/2014	USD	127,048	4,950
CitiBank	Cocoa Futures^	11/2014	USD	(96,970)	(2,030)
CitiBank	Coffee ‘C’ Futures^	11/2014	USD	292,305	(2,280)
CitiBank	Corn Futures^	11/2014	USD	922,676	(184,951)
CitiBank	Cotton No. 2 Futures^	11/2014	USD	181,665	(28,233)
CitiBank	Cotton No. 2 Futures^	11/2014	USD	(37,318)	6,631
Bank of America	Euro - Bund Futures	12/2014	EUR	3,572,774	25,236
Deutsche Bank	Gas Oil Futures^	10/2014	USD	1,337,927	(129,677)
Deutsche Bank	Gas Oil Futures^	10/2014	USD	(1,303,375)	95,125
Deutsche Bank	Gas Oil Futures^	11/2014	USD	956,373	(67,298)
Deutsche Bank	Gas Oil Futures^	11/2014	USD	(938,850)	49,775
CitiBank	Gas Oil Futures^	11/2014	USD	87,250	(7,066)
CitiBank	Gas Oil Futures^	11/2014	USD	(85,400)	5,217
Deutsche Bank	Gas Oil Futures^	12/2014	USD	942,040	(49,390)
Deutsche Bank	Gas Oil Futures^	12/2014	USD	(249,350)	5,900
CitiBank	Gas Oil Futures^	12/2014	USD	85,700	(4,550)
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	550,956	(39,123)
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	(532,203)	20,370
Deutsche Bank	Gasoline RBOB Futures^	11/2014	USD	831,726	(29,257)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	1,437,480	(104,677)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	(121,680)	520
Bank of America	Hang Seng Index Futures	10/2014	HKD	1,194,905	(6,942)
Goldman Sachs	Hang Seng Index Futures	10/2014	HKD	5,974,037	(34,651)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	1,830,809	(160,994)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	(1,782,547)	112,732
Deutsche Bank	Heating Oil ULSD Futures^	11/2014	USD	1,406,408	(67,481)
Deutsche Bank	Heating Oil ULSD Futures^	11/2014	USD	(461,311)	15,002
Goldman Sachs	H-SHARES Index Futures	10/2014	HKD	6,945,387	(29,986)
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	445,191	(13,291)
Deutsche Bank	Lean Hogs Futures^	10/2014	USD	(418,380)	(13,520)
Deutsche Bank	Lean Hogs Futures^	12/2014	USD	905,452	10,008
Deutsche Bank	Lean Hogs Futures^	12/2014	USD	(63,850)	(1,540)
Deutsche Bank	Lean Hogs Futures^	12/2014	USD	386,876	(8,776)
Deutsche Bank	Live Cattle Futures^	10/2014	USD	851,678	46,842
Deutsche Bank	Live Cattle Futures^	10/2014	USD	(891,700)	(6,820)
CitiBank	LME Aluminum Futures^	12/2014	USD	193,000	2,825
CitiBank	LME Aluminum Futures^	12/2014	USD	(209,500)	13,675
CitiBank	LME Aluminum Futures^	3/2015	USD	210,500	(13,000)
CitiBank	LME Copper Futures^	12/2014	USD	501,300	(788)
CitiBank	LME Copper Futures^	12/2014	USD	(520,875)	20,363
CitiBank	LME Copper Futures^	3/2015	USD	520,687	(21,637)
CitiBank	LME Nickel Futures^	12/2014	USD	111,972	(14,148)
CitiBank	LME Nickel Futures^	12/2014	USD	(112,020)	14,196
CitiBank	LME Nickel Futures^	3/2015	USD	112,422	(14,184)
CitiBank	LME Zinc Futures^	12/2014	USD	214,675	14,075
CitiBank	LME Zinc Futures^	12/2014	USD	(238,200)	9,450
CitiBank	LME Zinc Futures^	3/2015	USD	238,925	(9,225)
Bank of America	Long Gilt Futures	12/2014	GBP	1,802,896	11,980
Goldman Sachs	MSCI Taiwan Stock Index Futures	10/2014	USD	692,448	(12,258)
Deutsche Bank	Natural Gas Swap Futures^	10/2014	USD	595,500	22,650
Deutsche Bank	Natural Gas Swap Futures^	10/2014	USD	(597,525)	(20,625)
Deutsche Bank	Natural Gas Swap Futures^	11/2014	USD	609,825	18,675

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank	Natural Gas Swap Futures^	11/2014	USD	(80,540)	$(3,260)
CitiBank	Natural Gas Swap Futures^	11/2014	USD	398,460	13,638
CitiBank	Natural Gas Swap Futures^	11/2014	USD	(403,100)	(8,999)
CitiBank	Natural Gas Swap Futures^	12/2014	USD	411,200	7,800
Goldman Sachs	SGX S&P CNX Nifty Index Futures	10/2014	USD	424,657	(9,255)
Barclays Capital	Silver Futures^	11/2014	USD	194,740	(24,170)
Deutsche Bank	Soybean Futures^	10/2014	USD	731,039	(183,089)
Deutsche Bank	Soybean Futures^	10/2014	USD	(607,133)	59,183
Deutsche Bank	Soybean Futures^	12/2015	USD	500,875	(40,250)
CitiBank	Soybean Meal Futures^	11/2014	USD	272,587	(63,357)
CitiBank	Soybean Oil Futures^	11/2014	USD	371,945	(41,771)
Goldman Sachs	Swiss Market Index Futures	12/2014	CHF	439,182	2,781
Goldman Sachs	Taiwan Stock Exchange Futures	10/2014	TWD	12,912,676	(10,747)
Bank of America	U.S. Treasury 10-Year Note Futures	12/2014	USD	45,441,602	(321,695)
CitiBank	Wheat Futures^	11/2014	USD	453,457	(118,991)
CitiBank	Wheat Futures^	11/2014	USD	(315,416)	52,635
Deutsche Bank	WTI Crude Oil Futures^	10/2014	USD	2,799,080	(155,440)
Deutsche Bank	WTI Crude Oil Futures^	10/2014	USD	(2,684,550)	40,910
Deutsche Bank	WTI Crude Oil Futures^	11/2014	USD	2,481,300	(44,010)
Deutsche Bank	WTI Crude Oil Futures^	11/2014	USD	(647,165)	15,275
CitiBank	WTI Crude Oil Futures^	11/2014	USD	561,230	(14,268)
CitiBank	WTI Crude Oil Futures^	11/2014	USD	(551,400)	4,439
CitiBank	WTI Crude Oil Futures^	12/2014	USD	639,422	(7,532)

					$(1,693,614)

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank and Goldman Sachs for $270,000, $120,000, $710,000, $1,700,001 and $280,000, respectively for total return swap contracts at September 30,2014.

^ Represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
1	Goldman Sachs	Cocoa Futures^	12/2014	$30,398	$33,000	$2,602
3	Goldman Sachs	Coffee ‘C’ Futures^	12/2014	215,523	217,519	1,996
19	Goldman Sachs	Corn Futures^	12/2014	376,416	304,712	(71,704)
5	Goldman Sachs	Cotton No. 2 Futures^	12/2014	172,206	153,425	(18,781)
5	Goldman Sachs	Lean Hogs Futures^	12/2014	193,543	189,050	(4,493)
5	Goldman Sachs	Lean Hogs Futures^	12/2014	321,243	326,950	5,707
5	J.P. Morgan	LME Aluminum Futures^	10/2014	246,924	241,795	(5,129)
4	J.P. Morgan	LME Aluminum Futures^	10/2014	202,990	193,736	(9,254)
1	J.P. Morgan	LME Aluminum Futures^	10/2014	50,683	48,509	(2,174)
1	J.P. Morgan	LME Aluminum Futures^	11/2014	50,524	48,659	(1,865)
1	J.P. Morgan	LME Aluminum Futures^	11/2014	52,313	48,770	(3,543)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
1	J.P. Morgan	LME Aluminum Futures^	12/2014	$51,177	$48,897	$(2,280)
29	J.P. Morgan	LME Aluminum Futures^	12/2014	1,411,586	1,419,731	8,145
1	J.P. Morgan	LME Aluminum Futures^	12/2014	49,171	48,979	(192)
26	J.P. Morgan	LME Aluminum Futures^	3/2015	1,352,775	1,283,750	(69,025)
2	J.P. Morgan	LME Copper Futures^	10/2014	356,851	335,925	(20,926)
12	J.P. Morgan	LME Copper Futures^	12/2014	2,025,763	2,002,050	(23,713)
1	J.P. Morgan	LME Copper Futures^	12/2014	172,852	166,762	(6,090)
1	J.P. Morgan	LME Copper Futures^	12/2014	167,777	166,700	(1,077)
10	J.P. Morgan	LME Copper Futures^	3/2015	1,720,396	1,663,500	(56,896)
1	J.P. Morgan	LME Lead Futures^	10/2014	56,510	52,369	(4,141)
1	J.P. Morgan	LME Lead Futures^	11/2014	56,552	52,383	(4,169)
3	J.P. Morgan	LME Lead Futures^	12/2014	163,706	157,500	(6,206)
2	J.P. Morgan	LME Lead Futures^	3/2015	110,229	105,425	(4,804)
3	J.P. Morgan	LME Nickel Futures^	12/2014	330,972	293,472	(37,500)
1	J.P. Morgan	LME Nickel Futures^	12/2014	103,742	97,837	(5,905)
3	J.P. Morgan	LME Nickel Futures^	3/2015	354,984	294,714	(60,270)
1	J.P. Morgan	LME Zinc Futures^	11/2014	57,377	57,093	(284)
1	J.P. Morgan	LME Zinc Futures^	12/2014	60,127	57,110	(3,017)
7	J.P. Morgan	LME Zinc Futures^	12/2014	370,613	400,312	29,699
6	J.P. Morgan	LME Zinc Futures^	3/2015	355,763	344,550	(11,213)
6	Goldman Sachs	Silver Futures^	12/2014	555,490	511,710	(43,780)
9	Goldman Sachs	Soybean Futures^	1/2015	441,676	414,562	(27,114)
2	Goldman Sachs	Soybean Meal Futures^	12/2014	67,966	59,780	(8,186)
7	Goldman Sachs	Soybean Oil Futures^	12/2014	145,798	135,954	(9,844)
37	Goldman Sachs	Sugar #11 (World Markets) Futures^	2/2015	696,536	681,688	(14,848)
4	Goldman Sachs	Wheat Futures^	12/2014	119,283	95,550	(23,733)
5	Barclays Capital	Amsterdam Index Futures	10/2014	528,008	532,249	4,241
15	Barclays Capital	CAC40 Index Futures	10/2014	834,920	836,266	1,346
2	Barclays Capital	DAX Index Futures	12/2014	608,075	599,348	(8,727)
10	Barclays Capital	E-Mini Russell 2000 Futures	12/2014	1,151,842	1,096,600	(55,242)
52	Barclays Capital	Euro Stoxx 50 Index	12/2014	2,113,407	2,116,821	3,414
24	Barclays Capital	FTSE 100 Index Futures	12/2014	2,633,637	2,570,041	(63,596)
13	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2014	532,315	513,110	(19,205)
2	Barclays Capital	FTSE/MIB Index Futures	12/2014	260,906	263,611	2,705
2	Barclays Capital	Hang Seng Index Futures	10/2014	306,908	293,889	(13,019)
15	Barclays Capital	H-SHARES Index Futures	10/2014	1,030,653	997,476	(33,177)
3	Barclays Capital	IBEX 35 Index Futures	10/2014	408,038	411,449	3,411
8	Barclays Capital	KOSPI Index 200 Futures	12/2014	1,001,541	974,177	(27,364)
2	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2014	65,560	64,780	(780)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
141	Barclays Capital	S&P 500 E-Mini Futures	12/2014	$13,965,426	$13,856,775	$(108,651)
10	Barclays Capital	S&P MID 400 E-Mini Futures	12/2014	1,418,510	1,365,400	(53,110)
8	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	1,274,953	1,230,341	(44,612)
22	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	357,450	351,494	(5,956)
2	Barclays Capital	SPI 200 Index Futures	12/2014	237,951	231,276	(6,675)
21	Barclays Capital	TOPIX Index Futures	12/2014	2,474,583	2,539,914	65,331
24	J.P. Morgan	10-Year Japanese Government Bond	12/2014	3,187,071	3,190,736	3,665
19	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	1,987,026	2,009,567	22,541
21	J.P. Morgan	Canadian 10-Year Bond Futures	12/2014	2,557,840	2,540,363	(17,477)
71	J.P. Morgan	Euro - Bund Futures	12/2014	13,342,616	13,424,579	81,963
22	J.P. Morgan	Long Gilt Futures	12/2014	4,028,489	4,035,172	6,683
65	J.P. Morgan	U.S. Treasury 10-Year Note Futures	12/2014	8,156,433	8,101,641	(54,792)

				77,732,593	76,901,503	(831,090)

Short Contracts:
5	J.P. Morgan	LME Aluminum Futures^	10/2014	(248,115)	(241,795)	6,320
4	J.P. Morgan	LME Aluminum Futures^	10/2014	(202,992)	(193,736)	9,256
1	J.P. Morgan	LME Aluminum Futures^	10/2014	(50,673)	(48,509)	2,164
1	J.P. Morgan	LME Aluminum Futures^	11/2014	(50,623)	(48,659)	1,964
1	J.P. Morgan	LME Aluminum Futures^	11/2014	(52,260)	(48,769)	3,491
1	J.P. Morgan	LME Aluminum Futures^	12/2014	(51,311)	(48,897)	2,414
29	J.P. Morgan	LME Aluminum Futures^	12/2014	(1,484,739)	(1,419,731)	65,008
1	J.P. Morgan	LME Aluminum Futures^	12/2014	(49,048)	(48,980)	68
1	J.P. Morgan	LME Aluminum Futures^	3/2015	(51,648)	(49,375)	2,273
2	J.P. Morgan	LME Copper Futures^	10/2014	(355,596)	(335,925)	19,671
12	J.P. Morgan	LME Copper Futures^	12/2014	(2,057,106)	(2,002,050)	55,056
1	J.P. Morgan	LME Copper Futures^	12/2014	(172,398)	(166,762)	5,636
1	J.P. Morgan	LME Copper Futures^	12/2014	(167,750)	(166,700)	1,050
2	J.P. Morgan	LME Copper Futures^	3/2015	(340,096)	(332,700)	7,396
1	J.P. Morgan	LME Lead Futures^	10/2014	(56,498)	(52,369)	4,129
1	J.P. Morgan	LME Lead Futures^	11/2014	(55,935)	(52,382)	3,553
3	J.P. Morgan	LME Lead Futures^	12/2014	(166,181)	(157,500)	8,681
3	J.P. Morgan	LME Nickel Futures^	12/2014	(353,814)	(293,472)	60,342
1	J.P. Morgan	LME Nickel Futures^	12/2014	(103,747)	(97,837)	5,910
1	J.P. Morgan	LME Nickel Futures^	3/2015	(104,176)	(98,238)	5,938
1	J.P. Morgan	LME Zinc Futures^	11/2014	(56,863)	(57,093)	(230)
1	J.P. Morgan	LME Zinc Futures^	12/2014	(59,693)	(57,110)	2,583
7	J.P. Morgan	LME Zinc Futures^	12/2014	(411,748)	(400,313)	11,435

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Zinc Futures^	3/2015	$(60,398)	$(57,425)	$2,973

				(6,763,408)	(6,476,327)	287,081

				$70,969,185	$70,425,176	$(544,009)

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $1,845,135, $496,752 and $689,562, respectively at September 30, 2014.

^ Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Canadian Dollar, Expiring 12/17/14	CitiBank	CAD	3,500	$3,206	$3,119	$(87)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	3,500	3,206	3,120	(86)
Swiss Franc, Expiring 12/17/14	CitiBank	CHF	35,000	37,793	36,689	(1,104)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	42,000	45,238	44,027	(1,211)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	1,187,872	1,548,664	1,501,168	(47,496)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	986,472	1,610,345	1,598,137	(12,208)
Hong Kong Dollar, Expiring 12/17/14	CitiBank	HKD	178,000	22,970	22,920	(50)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	338,000	43,618	43,523	(95)

				$3,315,040	$3,252,703	$(62,337)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 12/17/14	CitiBank	EUR	(3,276,263)	$(4,264,516)	$(4,140,360)	$124,156
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(3,276,263)	(4,264,527)	(4,140,362)	124,165
British Pound, Expiring 12/17/14	CitiBank	GBP	(850,111)	(1,386,230)	(1,377,225)	9,005
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(855,111)	(1,394,420)	(1,385,325)	9,095

				(11,309,693)	(11,043,272)	266,421

				$(7,994,653)	$(7,790,569)	$204,084

Money Market Fund is pledged as collateral to CitiBank and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $110,000 and $1 at September 30, 2014. Cash held as collateral for Credit Suisse International for forward currency exchange contracts was $20,000 at September 30, 2014.

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

TWD - Taiwanese Dollar

USD - United States Dollar

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

LONG INVESTMENTS - 127.6%	SHARES	VALUE (Note 3)
COMMON STOCKS - 60.0%

Belgium - 0.5%
Belgacom SA	55,042	$1,916,353
bpost SA	10,568	251,850
Colruyt SA	8,231	362,687
Delhaize Group SA	16,916	1,175,611
Solvay SA	9,797	1,504,659
Telenet Group Holding NV †	9,942	571,097
Umicore SA	21,802	950,521

		6,732,778

Brazil - 1.4%
AMBEV SA ADR (1)(a)	221,500	1,450,825
Banco Bradesco SA ADR (1)(a)	174,860	2,491,755
Banco do Brasil SA (1)	100,100	1,041,179
Banco Santander Brasil SA (1)	2,315	15,019
BB Seguridade Participacoes SA (1)	35,600	469,625
BR Malls Participacoes SA (1)	30,100	236,594
BR Properties SA (1)	11,500	60,607
Braskem SA ADR (1)(a)	4,500	59,265
BRF SA ADR (1)(a)	27,600	656,604
Cia Brasileira de Distribuicao ADR (1)(a)	23,100	1,007,391
Cia Energetica de Minas Gerais ADR (1)(a)	131,577	819,725
Estacio Participacoes SA (1)	85,400	888,627
Fibria Celulose SA ADR (1)†(a)	26,100	287,100
Gerdau SA ADR (1)(a)	240,600	1,154,880
Itau Unibanco Holding SA ADR (1)(a)	166,034	2,304,552
JBS SA (1)	17,693	66,645
Kroton Educacional SA (1)	280,000	1,759,330
Multiplan Empreendimentos Imobiliarios SA (1)	5,700	116,526
Petroleo Brasileiro SA ADR (1)(a)	170,000	2,531,300
Porto Seguro SA (1)	83,400	971,055
Qualicorp SA (1)†	53,100	525,414
Tim Participacoes SA ADR (1)(a)	78,900	2,067,180
Vale SA ADR (1)(a)	22,900	222,359

		21,203,557

Chile - 0.1%
Banco de Chile (1)	812,591	100,186
Banco de Credito e Inversiones (1)	1,368	77,196
Enersis SA ADR (1)(a)	27,300	430,794

	SHARES	VALUE (Note 3)
Chile - 0.1% (continued)
ENTEL Chile SA (1)	5,291	$60,014

		668,190

China - 1.9%
Agricultural Bank of China Ltd., H Shares	3,003,000	1,329,120
Bank of China Ltd., H Shares	6,136,000	2,748,833
Bank of Communications Co., Ltd., H Shares	596,000	415,193
Beijing Capital International Airport Co., Ltd., H Shares	160,000	122,012
China BlueChemical Ltd., H Shares	542,000	235,099
China CITIC Bank Corp. Ltd., H Shares	1,033,000	625,838
China Construction Bank Corp., H Shares	4,752,000	3,323,276
China Merchants Bank Co., Ltd., H Shares	151,500	258,642
China Petroleum & Chemical Corp. ADR (1)(a)	21,920	1,914,931
China Railway Construction Corp. Ltd., H Shares	389,000	353,011
China Railway Group Ltd., H Shares	397,000	210,236
China Telecom Corp. Ltd., H Shares	1,652,000	1,012,650
CNOOC Ltd. ADR (1)(a)	10,000	1,725,400
Country Garden Holdings Co., Ltd.	329,000	124,091
Dongfeng Motor Group Co., Ltd., H Shares	728,000	1,193,651
Evergrande Real Estate Group Ltd.	295,000	110,817
GOME Electrical Appliances Holding Ltd.	8,420,000	1,362,875
Guangzhou R&F Properties Co., Ltd., H Shares	69,600	70,257
Huaneng Power International, Inc., H Shares	676,000	737,170
Industrial & Commercial Bank of China Ltd., H Shares	4,824,000	3,015,033
Longfor Properties Co., Ltd.	73,000	83,405
PetroChina Co., Ltd. ADR (1)(a)	10,200	1,310,802
Sihuan Pharmaceutical Holdings Group Ltd.	2,188,000	1,638,769
Sino-Ocean Land Holdings Ltd.	136,500	71,780
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	3,121,000	1,031,055
SOHO China Ltd.	39,000	28,210
Tencent Holdings Ltd.	211,000	3,139,986
Zhejiang Expressway Co., Ltd., H Shares	428,000	434,845

		28,626,987

Denmark - 1.4%
AP Moeller - Maersk A/S, Class B	1,988	4,709,263
Carlsberg A/S, Class B	15,586	1,384,234
Chr Hansen Holding A/S	5,786	223,359

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Denmark - 1.4% (continued)
Coloplast A/S, Class B	27,686	$2,315,329
Danske Bank A/S	52,576	1,425,216
DSV A/S	82,062	2,307,468
GN Store Nord A/S	89,280	1,965,307
H Lundbeck A/S	7,178	159,969
Jyske Bank A/S †	22,742	1,226,372
Novo Nordisk A/S, Class B	8,875	422,555
Pandora A/S	23,116	1,804,821
TDC A/S	225,432	1,707,812
Tryg A/S	12,493	1,296,087

		20,947,792

Finland - 1.0%
Fortum OYJ	36,915	900,059
Kesko OYJ, B Shares	35,853	1,279,714
Metso OYJ	15,604	552,810
Neste Oil OYJ	157,863	3,248,861
Orion OYJ, Class B	23,081	901,214
Sampo OYJ, A Shares	52,346	2,531,003
Stora Enso OYJ, R Shares	264,935	2,198,059
UPM-Kymmene OYJ	192,760	2,740,136
Wartsila OYJ	15,248	679,440

		15,031,296

Germany - 5.0%
Aurubis AG	56,522	2,784,349
Axel Springer SE	3,524	193,467
Bayer AG	12,301	1,711,539
Beiersdorf AG	3,554	295,699
Bilfinger SE	15,040	950,614
Brenntag AG	47,841	2,341,540
Continental AG	19,854	3,760,887
Deutsche Lufthansa AG	344,062	5,402,506
Deutsche Post AG	303,689	9,680,103
Deutsche Telekom AG	260,795	3,947,537
E.ON SE	337,128	6,156,522
Freenet AG	33,414	866,394
GEA Group AG	27,753	1,205,691
Hannover Rueck SE	6,845	552,457
HeidelbergCement AG	76,322	5,023,571
Hochtief AG	21,886	1,502,048
Hugo Boss AG	2,773	345,691
LANXESS AG	6,119	337,165

	SHARES	VALUE (Note 3)
Germany - 5.0% (continued)
Leoni AG	17,902	$971,667
Linde AG	237	45,364
Merck KGaA	91,862	8,443,539
Muenchener Rueckversicherungs AG	16,282	3,211,911
OSRAM Licht AG †	7,189	266,724
ProSiebenSat.1 Media AG	130,657	5,179,938
Rheinmetall AG	19,164	916,853
Rhoen Klinikum AG	71,717	2,170,696
Salzgitter AG	2,888	99,084
Symrise AG	18,881	1,002,949
Telefonica Deutschland Holding AG †	48,554	253,224
TUI AG	107,575	1,601,968
United Internet AG	46,137	1,958,899

		73,180,596

Hong Kong - 0.8%
Belle International Holdings Ltd.	368,000	413,805
China Gas Holdings Ltd.	524,000	869,553
China Mobile Ltd. ADR (1)(a)	97,700	5,739,875
China Overseas Land & Investment Ltd.	296,000	759,638
China Resources Land Ltd.	146,000	300,327
China Resources Power Holdings Co., Ltd.	352,000	948,415
Shimao Property Holdings Ltd.	102,500	207,053
Shougang Fushan Resources Group Ltd.	490,000	109,691
Sino Biopharmaceutical Ltd.	2,088,000	2,077,944
Yuexiu Property Co., Ltd.	354,000	62,783

		11,489,084

India - 0.5%
Dr. Reddy’s Laboratories Ltd. ADR (1)(a)	17,400	914,370
Infosys Ltd. ADR (1)(a)	35,100	2,123,199
Tata Motors Ltd. ADR (1)(a)	84,300	3,684,753
Wipro Ltd. ADR (1)(a)	105,557	1,283,573

		8,005,895

Indonesia - 0.4%
Adaro Energy Tbk PT	6,765,300	651,232
Astra Agro Lestari Tbk PT	48,500	91,466
Bank Negara Indonesia Persero Tbk PT	2,134,400	964,485
Bank Rakyat Indonesia Persero Tbk PT	1,111,300	950,011
Bumi Serpong Damai Tbk PT	513,800	65,081

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Indonesia - 0.4% (continued)
Indo Tambangraya Megah Tbk PT	38,700	$82,321
Indocement Tunggal Prakarsa Tbk PT	63,400	112,400
Indofood Sukses Makmur Tbk PT	1,202,600	689,454
Lippo Karawaci Tbk PT	1,115,100	86,061
Perusahaan Gas Negara Persero Tbk PT	1,974,500	969,819
Telekomunikasi Indonesia Persero Tbk PT ADR (1)(a)	28,500	1,370,850
Unilever Indonesia Tbk PT	37,900	98,542

		6,131,722

Italy - 2.3%
Atlantia SpA	33,909	832,998
Autogrill SpA †	137,227	1,076,795
Banca Monte dei Paschi di Siena SpA †	2,142,138	2,804,134
Banco Popolare SC †	123,568	1,799,565
Buzzi Unicem SpA	35,669	484,925
Enel SpA	781,356	4,133,465
Eni SpA	232,225	5,509,823
GTECH SpA	5,455	129,104
Mediobanca SpA †	200,024	1,708,963
Mediolanum SpA	282,485	1,995,535
Moncler SpA	32,764	466,753
Pirelli & C. SpA	92,537	1,275,998
Prysmian SpA	155,664	2,880,227
Saipem SpA †	34,062	722,333
Snam SpA	326,599	1,803,415
Terna Rete Elettrica Nazionale SpA	359,649	1,805,283
UniCredit SpA	13,223	103,878
Unione di Banche Italiane SCpA	540,394	4,516,562

		34,049,756

Japan - 24.9%
Aeon Co., Ltd.	38,900	387,581
Aisin Seiki Co., Ltd.	19,600	707,451
Ajinomoto Co., Inc.	116,000	1,929,082
Alfresa Holdings Corp.	108,000	1,554,775
ANA Holdings, Inc.	612,000	1,422,619
Asahi Group Holdings Ltd.	3,800	109,919
Asahi Kasei Corp.	797,000	6,481,470
Astellas Pharma, Inc.	389,000	5,793,601
Azbil Corp.	18,000	441,727
Bandai Namco Holdings, Inc.	313,700	8,070,326
Bank of Kyoto Ltd./The	14,000	116,336

	SHARES	VALUE (Note 3)
Japan - 24.9% (continued)
Bank of Yokohama Ltd./The	413,000	$2,271,016
Benesse Holdings, Inc.	31,100	1,020,325
Bridgestone Corp.	49,200	1,627,287
Brother Industries Ltd.	63,000	1,164,248
Calbee, Inc.	53,900	1,761,676
Calsonic Kansei Corp.	50,000	272,012
Casio Computer Co., Ltd.	71,500	1,194,853
Central Japan Railway Co.	40,900	5,516,950
Chiba Bank Ltd./The	323,000	2,246,926
Chiyoda Corp.	165,000	1,824,650
Chubu Electric Power Co., Inc. †	49,300	565,985
Chugai Pharmaceutical Co., Ltd.	107,300	3,105,877
Chugoku Bank Ltd./The	15,500	227,644
Citizen Holdings Co., Ltd.	239,300	1,571,356
Coca-Cola West Co., Ltd.	20,700	301,410
COMSYS Holdings Corp.	71,200	1,228,964
Dai Nippon Printing Co., Ltd.	418,000	4,194,309
Daicel Corp.	153,000	1,655,808
Daiwa House Industry Co., Ltd.	77,000	1,383,298
Denso Corp.	55,500	2,560,562
Dentsu, Inc.	98,500	3,751,891
DIC Corp.	189,000	424,825
Don Quijote Holdings Co., Ltd.	33,700	1,933,956
East Japan Railway Co.	10,600	793,969
Ebara Corp.	88,000	527,522
FamilyMart Co., Ltd.	19,900	759,459
Fuji Electric Co., Ltd.	884,000	4,278,482
Fuji Heavy Industries Ltd.	264,800	8,771,946
Fuji Media Holdings, Inc.	24,200	360,007
FUJIFILM Holdings Corp.	200,000	6,145,419
Fujikura Ltd.	45,000	216,639
Fujitsu Ltd.	1,489,000	9,164,155
Fukuoka Financial Group, Inc.	896,000	4,274,116
Gree, Inc.	20,300	138,415
GungHo Online Entertainment, Inc.	6,300	29,993
Hakuhodo DY Holdings, Inc.	52,300	529,451
Hikari Tsushin, Inc.	13,700	973,940
Hino Motors Ltd.	286,800	4,013,266
Hirose Electric Co., Ltd.	10,800	1,333,377
Hisamitsu Pharmaceutical Co., Inc.	3,600	129,282
Hitachi Chemical Co., Ltd.	75,100	1,333,937
Hitachi High-Technologies Corp.	64,400	1,852,001

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 24.9% (continued)
Hokuetsu Kishu Paper Co., Ltd.	19,900	$81,676
Hoya Corp.	187,800	6,306,370
Ibiden Co., Ltd.	6,900	134,497
Idemitsu Kosan Co., Ltd.	19,800	420,550
IHI Corp.	255,000	1,321,498
Inpex Corp.	44,300	626,317
Isetan Mitsukoshi Holdings Ltd.	37,800	491,949
ITOCHU Corp.	214,500	2,619,688
J Front Retailing Co., Ltd.	237,400	3,105,744
Japan Airlines Co., Ltd.	126,000	3,447,698
Japan Petroleum Exploration Co.	13,700	525,927
Japan Tobacco, Inc.	101,600	3,301,535
JGC Corp.	315,000	8,606,295
Joyo Bank Ltd./The	14,000	68,908
JTEKT Corp.	327,300	5,486,040
JX Holdings, Inc.	137,600	634,441
Kajima Corp.	298,000	1,426,434
Kamigumi Co., Ltd.	28,000	265,151
Kaneka Corp.	74,000	414,567
Kansai Electric Power Co., Inc./The †	135,400	1,279,405
Kao Corp.	77,600	3,028,158
Kawasaki Heavy Industries Ltd.	166,000	663,674
KDDI Corp.	89,300	5,371,952
Keio Corp.	37,000	273,398
Keisei Electric Railway Co., Ltd.	113,000	1,134,554
Keyence Corp.	2,200	955,210
Kinden Corp.	59,000	606,749
Kirin Holdings Co., Ltd.	48,600	644,764
Kobayashi Pharmaceutical Co., Ltd.	2,600	158,801
Kobe Steel Ltd.	574,000	932,159
Konami Corp.	23,200	483,804
Konica Minolta, Inc.	706,400	7,636,564
Kurita Water Industries Ltd.	46,500	1,037,264
Kyowa Hakko Kirin Co., Ltd.	102,000	1,254,636
Lawson, Inc.	1,700	118,938
Mabuchi Motor Co., Ltd.	5,400	471,133
Marubeni Corp.	395,000	2,702,943
Maruichi Steel Tube Ltd.	10,100	248,021
Medipal Holdings Corp.	111,900	1,360,139
MEIJI Holdings Co., Ltd.	20,400	1,613,245
Miraca Holdings, Inc.	34,800	1,440,127
Mitsubishi Chemical Holdings Corp.	140,900	693,607

	SHARES	VALUE (Note 3)
Japan - 24.9% (continued)
Mitsubishi Corp.	59,000	$1,208,335
Mitsubishi Electric Corp.	900,000	11,998,069
Mitsubishi Heavy Industries, Ltd.	521,000	3,354,114
Mitsubishi Materials Corp.	123,000	397,979
Mitsubishi Motors Corp.	78,400	950,991
Mitsubishi Tanabe Pharma Corp.	81,100	1,190,022
Mitsubishi UFJ Financial Group, Inc.	847,200	4,774,578
Mitsubishi UFJ Lease & Finance Co., Ltd.	201,800	1,055,381
Mitsui & Co., Ltd.	220,400	3,476,609
Mizuho Financial Group, Inc.	917,600	1,638,093
Murata Manufacturing Co., Ltd.	37,800	4,296,550
Nagoya Railroad Co., Ltd.	119,000	477,283
NET One Systems Co., Ltd.	69,000	398,597
Nexon Co., Ltd.	45,100	371,938
NGK Spark Plug Co., Ltd.	7,400	217,744
NH Foods Ltd.	91,000	1,932,179
NHK Spring Co., Ltd.	230,700	2,263,675
Nintendo Co., Ltd.	3,700	403,035
Nippon Express Co., Ltd.	312,000	1,306,755
Nippon Kayaku Co., Ltd.	40,000	489,251
Nippon Shokubai Co., Ltd.	10,000	111,494
Nippon Steel & Sumitomo Metal Corp.	26,000	67,500
Nippon Yusen KK	497,000	1,310,386
Nishi-Nippon City Bank Ltd./The	132,000	352,434
Nisshin Seifun Group, Inc.	55,495	548,993
Nissin Foods Holdings Co., Ltd.	3,000	155,769
NSK Ltd.	162,000	2,310,616
NTT Data Corp.	7,400	266,934
NTT DOCOMO, Inc.	172,100	2,882,369
Omron Corp.	129,600	5,890,061
Oracle Corp. Japan	2,800	109,289
Osaka Gas Co., Ltd.	827,000	3,320,806
Otsuka Corp.	58,500	2,329,244
Otsuka Holdings Co., Ltd.	59,600	2,054,309
Panasonic Corp.	898,200	10,705,085
Park24 Co., Ltd.	11,100	177,127
Resona Holdings, Inc.	1,101,300	6,212,857
Rohm Co., Ltd.	130,100	8,191,748
Sankyo Co., Ltd.	50,400	1,806,230
Santen Pharmaceutical Co., Ltd.	24,700	1,383,224
Secom Co., Ltd.	68,500	4,080,849

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 24.9% (continued)
Sega Sammy Holdings, Inc.	40,500	$652,093
Seiko Epson Corp.	87,300	4,206,370
Sekisui Chemical Co., Ltd.	436,000	5,010,917
Seven & I Holdings Co., Ltd.	163,400	6,337,701
Seven Bank Ltd.	50,500	205,806
Shimamura Co., Ltd.	22,700	2,086,878
Shimizu Corp.	91,000	718,086
Shin-Etsu Chemical Co., Ltd.	18,400	1,205,553
Shionogi & Co., Ltd.	89,600	2,056,372
Shiseido Co., Ltd.	59,400	979,830
Shizuoka Bank Ltd./The	29,000	298,595
Showa Denko KK	52,000	68,242
Showa Shell Sekiyu KK	145,400	1,387,176
Sumitomo Bakelite Co., Ltd.	13,000	50,986
Sumitomo Chemical Co., Ltd.	191,000	682,193
Sumitomo Corp.	67,000	739,487
Sumitomo Electric Industries Ltd.	150,500	2,227,974
Sumitomo Heavy Industries Ltd.	850,000	4,787,485
Sumitomo Metal Mining Co., Ltd.	52,000	731,836
Sumitomo Osaka Cement Co., Ltd.	169,000	554,847
Suzuken Co., Ltd.	16,600	478,216
Suzuki Motor Corp.	153,300	5,084,226
T&D Holdings, Inc.	33,300	427,900
Taisei Corp.	1,121,000	6,324,336
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	225,877
Takashimaya Co., Ltd.	477,000	3,989,885
TDK Corp.	34,300	1,918,750
THK Co., Ltd.	114,500	2,853,221
Tobu Railway Co., Ltd.	52,000	261,465
Toho Gas Co., Ltd.	10,000	56,308
Tohoku Electric Power Co., Inc.	36,800	418,246
Tokyo Electric Power Co., Inc. †	670,200	2,346,572
Tokyo Electron Ltd.	43,091	2,808,467
Tokyo Gas Co., Ltd.	832,000	4,675,115
Tokyo Steel Manufacturing Co., Ltd.	137,900	727,826
Tokyu Corp.	85,000	557,077
Toppan Printing Co., Ltd.	341,000	2,450,612
Tosoh Corp.	90,000	365,158
TOTO Ltd.	78,000	858,125
Toyo Seikan Group Holdings Ltd.	184,300	2,284,777
Toyo Suisan Kaisha Ltd.	23,000	763,722

	SHARES	VALUE (Note 3)
Japan - 24.9% (continued)
Toyoda Gosei Co., Ltd.	4,800	$93,704
Toyota Boshoku Corp.	2,600	27,268
Toyota Tsusho Corp.	5,500	133,975
UNY Group Holdings Co., Ltd.	33,700	179,114
Ushio, Inc.	9,100	96,189
USS Co., Ltd.	122,800	1,878,581
West Japan Railway Co.	66,200	2,962,639
Yamaha Corp.	128,400	1,678,697
Yamazaki Baking Co., Ltd.	21,000	270,280
Yokohama Rubber Co., Ltd./The	10,000	86,653

		366,580,531

Korea, Republic of - 1.3%
DGB Financial Group, Inc.	6,960	110,641
Dongbu Insurance Co., Ltd.	18,363	1,033,129
Hana Financial Group, Inc.	1,981	72,103
Hanwha Life Insurance Co., Ltd.	34,763	233,763
Hyosung Corp.	11,899	852,039
Hyundai Development Co.-Engineering & Construction	15,243	614,984
Hyundai Mobis Co., Ltd.	6,387	1,554,924
Korea Electric Power Corp.	38,456	1,747,852
Korea Zinc Co., Ltd.	3,681	1,357,055
Korean Air Lines Co., Ltd. †	27,491	936,011
KT Corp. ADR (1)(a)	19,000	307,990
LG Display Co., Ltd. ADR (1)†(a)	82,100	1,293,075
Mirae Asset Securities Co., Ltd.	10,402	437,542
NAVER Corp.	2,331	1,780,598
POSCO ADR (1)(a)	800	60,720
Samsung Card Co., Ltd.	12,767	631,130
Samsung Fire & Marine Insurance Co., Ltd.	1,706	456,619
Shinhan Financial Group Co., Ltd.	9,780	450,238
SK Holdings Co., Ltd.	7,811	1,396,332
SK Hynix, Inc. †	65,520	2,899,986
SK Networks Co., Ltd. †	23,546	236,196
SK Telecom Co., Ltd. ADR (1)(a)	36,500	1,107,410

		19,570,337

Malaysia - 0.3%
Alliance Financial Group Bhd	124,000	188,607
Genting Malaysia Bhd	87,500	111,466
Hong Leong Bank Bhd	3,900	17,392
IOI Corp. Bhd	334,200	489,985

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Malaysia - 0.3% (continued)
Malayan Banking Bhd	146,800	$445,661
MISC Bhd	195,100	401,430
Petronas Chemicals Group Bhd	181,400	344,948
RHB Capital Bhd	25,700	69,135
Tenaga Nasional Bhd	755,900	2,854,458
UEM Sunrise Bhd	109,900	60,905

		4,983,987

Mexico - 1.0%
Alfa SAB de CV, Class A (1)	417,500	1,429,022
America Movil SAB de CV, Series L ADR (1)(a)	216,100	5,445,720
Arca Continental SAB de CV (1)	124,900	856,412
Cemex SAB de CV ADR (1)†	47,112	614,341
Compartamos SAB de CV (1)	633,100	1,354,303
Fibra Uno Administracion SA de CV REIT (1)	139,100	457,884
Fomento Economico Mexicano SAB de CV ADR (1)(a)	7,700	708,785
Gruma SAB de CV, Class B (1)†	35,200	375,785
Grupo Bimbo SAB de CV, Series A (1)	159,944	463,737
Grupo Financiero Inbursa SAB de CV, Class O (1)	75,500	216,485
Grupo Lala SAB de CV (1)	100,700	245,555
Grupo Mexico SAB de CV, Series B (1)	94,900	317,758
Grupo Televisa SAB ADR (1)(a)	24,200	819,896
Industrias Penoles SAB de CV (1)	7,140	163,294
Kimberly-Clark de Mexico SAB de CV, Class A (1)	147,700	348,616
OHL Mexico SAB de CV (1)†	63,200	171,052

		13,988,645

Netherlands - 1.8%
Aegon NV	294,411	2,424,241
Akzo Nobel NV	20,565	1,407,082
Delta Lloyd NV	81,997	1,975,746
Koninklijke Ahold NV	225,044	3,640,237
Koninklijke Boskalis Westminster NV	21,327	1,199,416
Koninklijke DSM NV	11,698	721,281
Koninklijke KPN NV †	192,732	617,055
Koninklijke Philips NV	225,925	7,184,370
Nutreco NV	85,871	3,120,563
Randstad Holding NV	21,972	1,020,801
TNT Express NV	159,525	1,006,370

	SHARES	VALUE (Note 3)
Netherlands - 1.8% (continued)
Wolters Kluwer NV	94,061	$2,508,357

		26,825,519

Norway - 1.4%
DNB ASA	294,322	5,507,969
Fred Olsen Energy ASA	3,453	63,421
Gjensidige Forsikring ASA	36,693	775,830
Orkla ASA	107,863	974,964
Petroleum Geo-Services ASA	91,172	576,171
Statoil ASA	246,440	6,709,521
Telenor ASA	182,389	4,002,981
Yara International ASA	46,910	2,355,966

		20,966,823

Peru - 0.0%(b)
Cia de Minas Buenaventura SAA ADR (1)(a)	9,100	105,378
Credicorp Ltd. (1)(a)	3,200	490,848

		596,226

Poland - 0.5%
Bank Pekao SA	2,081	121,671
Bank Zachodni WBK SA	6,599	785,334
Grupa Lotos SA †	6,721	57,079
Jastrzebska Spolka Weglowa SA †	6,858	66,528
KGHM Polska Miedz SA	20,465	779,508
Orange Polska SA	138,187	485,196
PGE SA	494,516	3,124,211
Polskie Gornictwo Naftowe i Gazownictwo SA	373,963	570,919
Powszechny Zaklad Ubezpieczen SA	1,891	274,251
Tauron Polska Energia SA	263,663	426,596

		6,691,293

South Africa - 1.0%
African Rainbow Minerals Ltd.	31,420	397,932
AngloGold Ashanti Ltd. ADR (1)†(a)	162,600	1,951,200
FirstRand Ltd.	182,979	696,301
Growthpoint Properties Ltd. REIT	98,764	215,700
Harmony Gold Mining Co., Ltd. ADR (1)†(a)	30,100	65,016
Imperial Holdings Ltd.	9,882	152,089
Investec Ltd.	107,728	902,952
Liberty Holdings Ltd.	39,539	431,399
MMI Holdings Ltd.	236,680	549,095
MTN Group Ltd.	84,369	1,778,768

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
South Africa - 1.0% (continued)
Naspers Ltd., N Shares	11,903	$1,303,658
Northam Platinum Ltd. †	29,409	95,692
Redefine Properties Ltd. REIT	197,093	169,677
Remgro Ltd.	19,213	387,316
RMB Holdings Ltd.	162,799	815,601
Sanlam Ltd.	152,387	879,476
Sasol Ltd. ADR (1)(a)	30,200	1,645,598
Vodacom Group Ltd.	4,962	57,108
Woolworths Holdings Ltd.	267,808	1,656,694

		14,151,272

Spain - 2.9%
Acerinox SA	104,064	1,598,430
ACS Actividades de Construccion y Servicios SA	98,195	3,763,768
Amadeus IT Holding SA, A Shares	873	32,590
Banco Santander SA	508,757	4,870,651
Bankinter SA	222,457	1,880,588
Bolsas y Mercados Espanoles SA	13,864	527,459
CaixaBank SA	194,089	1,180,161
Distribuidora Internacional de Alimentacion SA	195,672	1,402,229
Ebro Foods SA	46,605	882,740
Enagas SA	223,514	7,187,989
Endesa SA	112,469	4,441,619
Ferrovial SA	106,413	2,058,725
Gas Natural SDG SA	137,508	4,045,031
Iberdrola SA	485,406	3,469,631
Indra Sistemas SA	8,313	116,390
Red Electrica Corp. SA	20,808	1,801,091
Repsol SA	148,604	3,525,491
Telefonica SA	29,192	450,847

		43,235,430

Sweden - 2.8%
Boliden AB	86,883	1,402,844
Electrolux AB, Series B	127,594	3,360,846
Hennes & Mauritz AB, B Shares	32,397	1,339,616
Holmen AB, B Shares	2,473	75,083
Meda AB, A Shares	259,762	3,640,286
NCC AB, B Shares	10,342	342,332
Nordea Bank AB	288,518	3,740,176
Securitas AB, B Shares	196,280	2,174,012
Skandinaviska Enskilda Banken AB, Class A	287,587	3,826,242

	SHARES	VALUE (Note 3)
Sweden - 2.8% (continued)
Skanska AB, B Shares	113,887	$2,348,720
Svenska Cellulosa AB SCA, Class B	134,889	3,205,112
Swedbank AB, A Shares	97,007	2,432,501
Swedish Match AB	33,446	1,082,031
Tele2 AB, B Shares	35,323	425,165
Telefonaktiebolaget LM Ericsson, B Shares	767,123	9,672,555
TeliaSonera AB	191,386	1,319,827
Trelleborg AB, B Shares	77,785	1,344,362

		41,731,710

Switzerland - 4.6%
Actelion Ltd. †	60,359	7,069,611
Adecco SA †	14,467	977,983
Aryzta AG †	30,723	2,647,344
Baloise Holding AG	10,880	1,390,806
Bucher Industries AG	1,895	486,408
Chocoladefabriken Lindt & Spruengli AG	94	469,039
EMS-Chemie Holding AG	1,278	528,832
Flughafen Zuerich AG	399	249,970
Galenica AG	1,068	939,912
GAM Holding AG †	29,220	503,352
Givaudan SA †	1,999	3,186,404
Helvetia Holding AG	1,333	645,475
Holcim Ltd. †	434	31,574
Lonza Group AG †	43,194	5,204,696
Nestle SA	50,093	3,681,386
Novartis AG	74,889	7,052,176
OC Oerlikon Corp. AG †	379,245	4,705,246
Panalpina Welttransport Holding AG	1,119	140,497
Partners Group Holding AG	1,010	265,462
Roche Holding AG	21,870	6,458,279
Schindler Holding AG	2,643	358,008
Sika AG	1,069	3,696,255
STMicroelectronics NV	71,692	553,493
Straumann Holding AG	5,459	1,233,380
Sulzer AG	7,352	901,560
Swiss Life Holding AG †	30,428	7,250,808
Swiss Re AG †	47,626	3,790,189
Swisscom AG	4,341	2,460,621
Zurich Insurance Group AG †	160	47,616

		66,926,382

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Taiwan - 1.4%
AU Optronics Corp.	1,324,000	$557,153
Chicony Electronics Co., Ltd.	134,087	401,047
China Motor Corp.	211,000	187,831
CTBC Financial Holding Co., Ltd.	1,280,690	860,173
Delta Electronics, Inc.	26,000	164,249
Far EasTone Telecommunications Co., Ltd.	33,000	63,268
Fubon Financial Holding Co., Ltd.	1,265,297	1,938,891
Hon Hai Precision Industry Co., Ltd.	778,052	2,450,660
Inotera Memories, Inc. †	2,086,000	3,086,011
Inventec Corp.	1,339,000	870,867
Kinsus Interconnect Technology Corp.	364,000	1,351,033
Largan Precision Co., Ltd.	42,000	3,004,808
Lite-On Technology Corp.	103,535	148,917
MediaTek, Inc.	120,176	1,779,771
President Chain Store Corp.	140,000	1,003,793
Realtek Semiconductor Corp.	225,833	801,961
Ruentex Development Co., Ltd.	48,000	77,477
Taiwan Business Bank †	518	153
Taiwan Cooperative Financial Holding Co., Ltd.	113,804	61,331
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)(a)	44,700	902,046
Uni-President Enterprises Corp.	402,642	698,352
Walsin Lihwa Corp. †	249,000	81,774

		20,491,566

Thailand - 0.3%
Airports of Thailand PCL NVDR	175,000	1,286,550
Bangkok Bank PCL NVDR	22,000	138,222
BEC World PCL NVDR	257,700	372,973
Krung Thai Bank PCL NVDR	1,197,000	872,567
PTT Exploration & Production PCL NVDR	363,300	1,789,700
PTT Global Chemical PCL NVDR	28,900	54,282

		4,514,294

Turkey - 0.4%
BIM Birlesik Magazalar AS	49,236	1,030,766
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	116,228	121,693
Enka Insaat ve Sanayi AS	323,293	738,466
Koza Altin Isletmeleri AS	114,354	851,887
TAV Havalimanlari Holding AS	121,988	979,430
Turkiye Halk Bankasi AS	176,886	1,064,154
Turkiye Sise ve Cam Fabrikalari AS	124,992	158,393

	SHARES	VALUE (Note 3)
Turkey - 0.4% (continued)
Turkiye Vakiflar Bankasi Tao, Class D	418,786	$776,470

		5,721,259

United States - 0.1%
Move, Inc. (1)†	45,447	952,569
Southern Copper Corp. (1)(a)	8,101	240,195

		1,192,764

TOTAL COMMON STOCKS (cost $793,910,881)		884,235,691

PREFERRED STOCKS - 0.4%

Brazil - 0.1%
Cia Energetica de Sao Paulo, Series B (1)	86,600	937,909

Germany - 0.3%
Henkel AG & Co. KGaA	2,335	232,455
Porsche Automobil Holding SE	57,661	4,599,773

		4,832,228

TOTAL PREFERRED STOCKS (cost $6,041,971)		5,770,137

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CONVERTIBLE PREFERRED STOCKS - 3.4%			SHARES	VALUE (Note 3)
United States - 3.4%
Alcoa, Inc., Series 1, $50.00 par, 5.375% 10/01/17 (1) †(a)			29,275	$1,460,822
Bunge Ltd., Perpetual Preferred Stock, $100.00 par, 4.875% 12/31/49 (1) (a)(c)			30,900	3,360,375
Chesapeake Energy Corp., Perpetual Preferred Stock 144A, $1,000.00 par, 5.750% 05/17/15 (a)(c)(d)			400	443,750
Dominion Resources, Inc., $50.00 par, 6.375% 07/01/17 (1) (a)			19,150	955,585
Dominion Resources, Inc., Series A, $49.00 par, 6.125% 04/01/16 (1) (a)			101,200	5,673,272
Dominion Resources, Inc., Series B, $49.00 par, 6.000% 07/01/16 (1) (a)			179,350	10,088,437
McDermott International, Inc., $25.00 par, 6.250% 04/01/17 (1) †(a)			17,575	381,729
NextEra Energy, Inc., $50.00 par, 5.599% 06/01/15 (1) (a)			139,250	8,678,060
NextEra Energy, Inc., $50.00 par, 5.799% 09/01/16 (1) (a)			95,325	5,203,792
NextEra Energy, Inc., $50.00 par, 5.889% 09/01/15 (1) (a)			169,900	10,178,709
Omnicare Capital Trust II, Series B, $50.00 par, 4.000% 06/15/33 (1)			4,950	378,923
Post Holdings, Inc., Perpetual Preferred Stock 144A, $100.00 par, 2.500% 02/15/19 (a)(c)(d)			22,177	1,569,023
Tyson Foods, Inc., $50.00 par, 4.750% 07/15/17 (1) †(a)			38,875	1,957,745

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $49,260,384)				50,330,222

CORPORATE BONDS - 3.6%	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)
United Kingdom - 0.2%
Virgin Media Finance PLC (a)	4.875%	02/15/22	$3,125	2,960,938

United States - 3.4%
Beam Suntory, Inc. (a)	3.250%	06/15/23	1,575	1,535,488
Beam Suntory, Inc. (a)	3.250%	05/15/22	3,100	3,046,912
Biomet, Inc. (a)	6.500%	08/01/20	12,225	12,958,500
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	04/01/21	81	90,116
Edgen Murray Corp. 144A (a)(d)	8.750%	11/01/20	5,012	5,513,200
EPL Oil & Gas, Inc.	8.250%	02/15/18	7,200	7,362,000
Forest Oil Corp. (a)	7.250%	06/15/19	10,200	9,537,000
Nuveen Investments, Inc. 144A (a)(d)	9.500%	10/15/20	3,405	3,949,800
Plains Exploration & Production Co.	6.875%	02/15/23	667	757,045
US Foods, Inc. (a)	8.500%	06/30/19	5,290	5,608,723

				50,358,784

TOTAL CORPORATE BONDS (cost $55,495,451)				53,319,722

CONVERTIBLE BONDS - 27.5%
Canada - 0.1%
Element Financial Corp. 144A (d)	5.125%	06/30/19	1,550	1,503,844

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
Cayman Islands - 0.2%
Herbalife Ltd. 144A (a)(d)	2.000%	08/15/19	$3,000	$2,306,250

India - 0.0% (b)
Sterlite Industries India Ltd.	4.000%	10/30/14	225	223,594

Malta - 0.1%
Lufthansa Malta Blues LP, Series JBLU 144A (d)	0.750%	04/05/17	475	1,006,774

Mexico - 0.0% (b)
Cemex SAB de CV (a)	3.750%	03/15/18	350	515,156

Monaco - 0.1%
Scorpio Tankers, Inc. 144A (a)(d)	2.375%	07/01/19	1,050	1,011,937

Netherlands - 0.2%
Volkswagen International Finance NV 144A (d)	5.500%	11/09/15	2,000	2,604,662

United States - 26.8%
Acorda Therapeutics, Inc. (a)	1.750%	06/15/21	275	285,312
Alpha Natural Resources, Inc. (a)	4.875%	12/15/20	200	118,375
Alpha Natural Resources, Inc. (a)	3.750%	12/15/17	1,100	781,687
American Realty Capital Properties, Inc. (a)	3.750%	12/15/20	525	526,969
American Realty Capital Properties, Inc. (a)	3.000%	08/01/18	3,250	3,229,687
Annaly Capital Management, Inc. (a)	5.000%	05/15/15	2,650	2,676,500
Ares Capital Corp. 144A (a)(d)	5.750%	02/01/16	417	434,722
Ciena Corp. (a)	4.000%	12/15/20	1,166	1,395,556
DDR Corp. (a)	1.750%	11/15/40	1,670	1,922,587
Equinix, Inc.	4.750%	06/15/16	4,450	11,458,750
General Cable Corp. (a)(e)	4.500%	11/15/29	1,370	952,150
Health Care REIT, Inc. (a)	3.000%	12/01/29	4,550	5,596,500
Illumina, Inc. (a)	0.250%	03/15/16	3,100	6,159,312
j2 Global, Inc. (a)	3.250%	06/15/29	4,075	4,062,266
Lennar Corp. 144A (a)(d)	2.750%	12/15/20	2,650	4,690,500
Lennar Corp. 144A (a)(d)	3.250%	11/15/21	3,325	5,702,375
MGIC Investment Corp. (a)	2.000%	04/01/20	10,000	13,250,000
MGIC Investment Corp. (a)	5.000%	05/01/17	3,250	3,524,219
MGM Resorts International (a)	4.250%	04/15/15	5,000	6,296,875
Microchip Technology, Inc.	2.125%	12/15/37	20,400	37,854,750
Micron Technology, Inc.	2.375%	05/01/32	8,875	31,628,281
Micron Technology, Inc., Series F	2.125%	02/15/33	1,300	4,084,437
Navistar International Corp.	3.000%	10/15/14	50	49,906
NorthStar Realty Finance LP 144A (a)(d)	5.375%	06/15/33	100	197,438
Novellus Systems, Inc. (a)	2.625%	05/15/41	11,700	25,498,688
NRG Yield, Inc. 144A (a)(d)	3.500%	02/01/19	2,925	3,283,313
Palo Alto Networks, Inc. 144A (a)(d)	0.000%	07/01/19	500	555,000
PHH Corp.	6.000%	06/15/17	14,402	27,426,809
Prospect Capital Corp. 144A (a)(d)	4.750%	04/15/20	1,100	1,064,250
Radian Group, Inc.	2.250%	03/01/19	6,525	9,318,516
Radian Group, Inc. (a)	3.000%	11/15/17	6,425	8,854,453
Regeneron Pharmaceuticals, Inc.	1.875%	10/01/16	6,550	27,980,781
Ryman Hospitality Properties, Inc. 144A (d)	3.750%	10/01/14	4,550	10,416,761
SanDisk Corp.	1.500%	08/15/17	11,190	21,519,769
Sirius XM Radio, Inc. 144A (d)	7.000%	12/01/14	2,775	5,275,969

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’s)	VALUE (Note 3)
United States - 26.8% (continued)
SL Green Operating Partnership LP 144A (a)(d)	3.000%	10/15/17	$5,325	$6,892,547
Spirit Realty Capital, Inc. (a)	2.875%	05/15/19	225	217,125
Standard Pacific Corp. (a)	1.250%	08/01/32	2,175	2,449,594
Starwood Property Trust, Inc. (a)	4.000%	01/15/19	4,350	4,703,438
Stillwater Mining Co. (a)	1.750%	10/15/32	2,100	2,678,813
SunEdison, Inc. 144A (a)(d)	0.250%	01/15/20	950	928,625
SunEdison, Inc. 144A (a)(d)	2.000%	10/01/18	8,150	11,858,250
SunEdison, Inc. 144A (a)(d)	2.750%	01/01/21	5,575	8,275,391
SunPower Corp.	4.500%	03/15/15	1,300	1,972,750
Take-Two Interactive Software, Inc. (a)	1.750%	12/01/16	2,450	3,255,438
Tesla Motors, Inc.	1.500%	06/01/18	4,350	8,773,406
UTi Worldwide, Inc. 144A (a)(d)	4.500%	03/01/19	3,275	3,485,828
VeriSign, Inc.	4.086%	08/15/37	19,969	33,560,401
Vishay Intertechnology, Inc. 144A (a)(d)	2.250%	11/15/40	1,175	1,331,422
WebMD Health Corp. 144A (a)(d)	1.500%	12/01/20	1,775	1,793,859
WellPoint, Inc. (a)	2.750%	10/15/42	5,925	9,757,734
Yahoo!, Inc. 144A (a)(d)	0.000%	12/01/18	5,150	5,352,781

				395,360,865

TOTAL CONVERTIBLE BONDS (cost $317,837,295)				404,533,082

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
RIGHTS - 0.0% (b)
Yuexiu Property Co., Ltd. †	116,820	$1,805

(cost $—)		1,805

MONEY MARKET FUNDS - 28.3%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (f)^	1,000,088	1,000,088
Dreyfus Treasury Cash Management, Class I, 0.010% (f)^	4,000,350	4,000,350
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (f)^	139,750,400	139,750,400
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (f)(g)^	266,369,537	266,369,537
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (f)^	5,000,772	5,000,772

TOTAL MONEY MARKET FUNDS (cost $416,121,147)		416,121,147

	PRINCIPAL AMOUNT (000’S)
SHORT-TERM INVESTMENTS - 4.4%
U.S. Treasury Bill, 0.052%, 12/4/2014 (h)^	$11,300	11,299,695
U.S. Treasury Bill, 0.055%, 1/29/2015 (h)^	25,758	25,756,506
U.S. Treasury Bill, 0.045%, 2/5/2015 (h)^	16,427	16,425,702
U.S. Treasury Bill, 0.045%, 11/28/2014 (h)^	11,300	11,299,729

TOTAL SHORT-TERM INVESTMENTS (cost $64,775,802)		64,781,632

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $1,703,442,931)		1,879,093,438

	SHARES
SECURITIES SOLD SHORT- (70.3)%

COMMON STOCKS - (70.0)%

Belgium - (0.1)%
Anheuser-Busch InBev NV	(1,530)	(169,674)
KBC Groep NV †	(8,300)	(440,614)
Mobistar SA †	(9,615)	(179,225)
UCB SA	(10,355)	(938,299)

		(1,727,812)

Canada - (0.1)%
Element Financial Corp. (1)†	(44,286)	(536,992)

	SHARES	VALUE (Note 3)
Denmark - (0.8)%
FLSmidth & Co. A/S	(93,225)	$(4,445,884)
Novozymes A/S, B Shares	(99,163)	(4,291,340)
Vestas Wind Systems A/S †	(70,035)	(2,730,501)
William Demant Holding A/S †	(7,443)	(570,504)

		(12,038,229)

Finland - (1.0)%
Cargotec OYJ, B Shares	(106,315)	(3,539,412)
Elisa OYJ	(21,765)	(576,586)
Kone OYJ, Class B	(96,750)	(3,873,419)
Konecranes OYJ	(20,138)	(540,073)
Nokia OYJ	(43,908)	(372,826)
Nokian Renkaat OYJ	(189,155)	(5,675,499)
YIT OYJ	(7,961)	(61,148)

		(14,638,963)

Germany - (5.3)%
adidas AG	(43,985)	(3,281,960)
Aixtron SE †	(252,584)	(3,826,036)
Allianz SE	(17,334)	(2,798,260)
BASF SE	(43,986)	(4,012,286)
Bayerische Motoren Werke AG	(29,657)	(3,169,570)
Commerzbank AG †	(290,472)	(4,313,252)
Daimler AG	(27,835)	(2,125,673)
Deutsche Bank AG	(172,651)	(6,028,541)
Deutsche Boerse AG	(6,730)	(451,924)
Fraport AG Frankfurt Airport Services Worldwide	(29,054)	(1,905,068)
Fresenius Medical Care AG & Co. KGaA	(37,546)	(2,615,279)
Infineon Technologies AG	(279,838)	(2,880,354)
K+S AG	(233,519)	(6,587,455)
MAN SE	(25,990)	(2,924,751)
Metro AG †	(54,029)	(1,771,886)
MTU Aero Engines AG	(4,126)	(351,034)
RWE AG	(21,900)	(852,360)
SAP SE	(144,765)	(10,447,636)
Siemens AG	(9,825)	(1,169,097)
Sky Deutschland AG †	(316,369)	(2,674,257)
Software AG	(6,875)	(169,617)
Stada Arzneimittel AG	(28,867)	(1,143,546)
Suedzucker AG	(97,106)	(1,517,417)
ThyssenKrupp AG †	(222,009)	(5,796,116)
Wacker Chemie AG	(32,181)	(3,876,231)
Wirecard AG	(21,929)	(806,476)

		(77,496,082)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Italy - (2.2)%
A2A SpA	(740,327)	$(731,860)
Assicurazioni Generali SpA	(177,884)	(3,729,712)
Banca Popolare dell’Emilia Romagna SC †	(35,399)	(279,907)
Davide Campari-Milano SpA	(44,988)	(324,032)
Enel Green Power SpA	(199,849)	(510,100)
Fiat SpA †	(474,960)	(4,577,532)
Finmeccanica SpA †	(339,859)	(3,288,787)
Luxottica Group SpA	(5,171)	(268,778)
Mediaset SpA †	(1,417,585)	(5,403,626)
Salvatore Ferragamo SpA	(100,977)	(2,763,603)
Telecom Italia SpA †	(1,841,121)	(2,105,831)
Tenaris SA	(244,013)	(5,568,261)
Tod’s SpA	(6,973)	(687,811)
UnipolSai SpA	(327,580)	(922,145)
World Duty Free SpA †	(77,091)	(878,667)

		(32,040,652)

Japan - (22.7)%
ABC-Mart, Inc.	(49,849)	(2,546,001)
Acom Co., Ltd. †	(944,230)	(3,158,704)
Advantest Corp.	(431,396)	(5,569,422)
Aeon Credit Service Co., Ltd.	(280,400)	(6,000,444)
Amada Co., Ltd.	(34,800)	(331,784)
Aozora Bank Ltd.	(124,000)	(419,295)
Asahi Glass Co., Ltd.	(533,000)	(2,891,418)
Asics Corp.	(180,900)	(4,079,962)
Canon, Inc.	(6,100)	(198,469)
Chugoku Electric Power Co., Inc./The	(119,400)	(1,531,131)
Credit Saison Co., Ltd.	(171,313)	(3,301,137)
Daido Steel Co., Ltd.	(142,000)	(566,014)
Daihatsu Motor Co., Ltd.	(10,600)	(168,205)
Dai-ichi Life Insurance Co., Ltd./The	(141,300)	(2,098,967)
Daiichi Sankyo Co., Ltd.	(34,600)	(543,705)
Daikin Industries Ltd.	(109,700)	(6,805,031)
Dainippon Screen Manufacturing Co., Ltd.	(36,000)	(183,870)
Dena Co., Ltd.	(165,400)	(2,102,800)

	SHARES	VALUE (Note 3)
Japan - (22.7)% (continued)
Disco Corp.	(30,500)	$(2,074,061)
Eisai Co., Ltd.	(16,400)	(663,350)
Electric Power Development Co., Ltd.	(26,300)	(859,362)
FANUC Corp.	(16,600)	(3,002,156)
Fast Retailing Co., Ltd.	(38,300)	(12,834,022)
Furukawa Electric Co., Ltd.	(478,000)	(960,545)
GS Yuasa Corp.	(982,853)	(5,726,722)
Hamamatsu Photonics KK	(12,800)	(608,187)
Hitachi Capital Corp.	(40,700)	(978,777)
Hitachi Construction Machinery Co., Ltd.	(213,495)	(4,298,174)
Hitachi Ltd.	(921,000)	(7,036,470)
Hitachi Metals Ltd.	(275,000)	(4,956,759)
Hokkaido Electric Power Co., Inc. †	(303,295)	(2,462,752)
Hokuriku Electric Power Co.	(22,024)	(289,325)
Honda Motor Co., Ltd.	(65,800)	(2,257,587)
Isuzu Motors Ltd.	(2,000)	(28,285)
Itochu Techno-Solutions Corp.	(1,400)	(58,845)
Japan Display, Inc. †	(88,600)	(427,035)
Japan Steel Works Ltd./The	(273,000)	(1,096,849)
JFE Holdings, Inc.	(50,400)	(1,006,815)
JSR Corp.	(6,600)	(115,182)
Kakaku.com, Inc.	(122,200)	(1,735,711)
Kansai Paint Co., Ltd.	(214,000)	(3,199,555)
Keikyu Corp.	(167,000)	(1,394,069)
Kikkoman Corp.	(51,000)	(1,083,904)
Kintetsu Corp.	(586,000)	(1,971,361)
Koito Manufacturing Co., Ltd.	(31,600)	(859,631)
Komatsu Ltd.	(563,200)	(13,016,202)
Kubota Corp.	(523,000)	(8,280,859)
Kuraray Co., Ltd.	(92,300)	(1,084,230)
Kyocera Corp.	(19,200)	(896,774)
Kyushu Electric Power Co., Inc.	(399,300)	(4,303,988)
LIXIL Group Corp.	(291,700)	(6,223,127)
M3, Inc.	(178,800)	(2,867,292)
Makita Corp.	(84,300)	(4,762,256)
Marui Group Co., Ltd.	(18,100)	(149,053)
Mazda Motor Corp.	(239,000)	(6,011,923)
Minebea Co., Ltd.	(7,649)	(104,388)
Mitsubishi Gas Chemical Co., Inc.	(475,000)	(3,028,475)
Mitsubishi Logistics Corp.	(102,000)	(1,465,504)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (22.7)% (continued)
Mitsui Chemicals, Inc.	(1,467,025)	$(4,083,100)
Mitsui OSK Lines Ltd.	(476,000)	(1,520,880)
MS&AD Insurance Group Holdings, Inc.	(29,000)	(632,551)
Nabtesco Corp.	(149,503)	(3,581,446)
Nachi-Fujikoshi Corp.	(80,000)	(585,051)
NGK Insulators Ltd.	(186,000)	(4,433,628)
Nidec Corp.	(160,900)	(10,873,166)
Nikon Corp.	(243,295)	(3,518,810)
Nippon Electric Glass Co., Ltd.	(359,000)	(1,745,237)
Nippon Paint Co., Ltd.	(55,000)	(1,240,683)
Nissan Motor Co., Ltd.	(784,100)	(7,590,207)
Nitori Holdings Co., Ltd.	(60,100)	(3,723,512)
Nitto Denko Corp.	(61,600)	(3,372,982)
NOK Corp.	(13,600)	(312,214)
Nomura Research Institute Ltd.	(500)	(16,170)
NTN Corp.	(279,402)	(1,262,191)
Obayashi Corp.	(115,000)	(787,019)
Odakyu Electric Railway Co., Ltd.	(50,000)	(457,237)
Olympus Corp. †	(58,400)	(2,094,267)
Ono Pharmaceutical Co., Ltd.	(38,145)	(3,387,191)
Oriental Land Co., Ltd.	(4,600)	(869,294)
Rakuten, Inc.	(977,668)	(11,254,390)
Ricoh Co., Ltd.	(152,200)	(1,635,133)
Rinnai Corp.	(13,700)	(1,136,655)
Sharp Corp. †	(2,747,000)	(7,814,533)
Shikoku Electric Power Co., Inc. †	(329,373)	(4,226,053)
Shimadzu Corp.	(22,000)	(190,594)
Shimano, Inc.	(14,500)	(1,763,831)
Shinsei Bank Ltd.	(1,664,000)	(3,571,577)
SMC Corp.	(17,400)	(4,797,893)
SoftBank Corp.	(78,900)	(5,511,078)
Sojitz Corp.	(32,200)	(50,552)
Sompo Japan Nipponkoa Holdings, Inc.	(22,600)	(548,244)
Sony Corp.	(401,400)	(7,204,019)
Sony Financial Holdings, Inc.	(47,700)	(771,541)
Stanley Electric Co., Ltd.	(6,100)	(132,060)
Start Today Co., Ltd.	(14,864)	(322,829)
Sumco Corp.	(314,700)	(3,816,124)
Sumitomo Dainippon Pharma Co., Ltd.	(84,700)	(1,080,575)

	SHARES	VALUE (Note 3)
Japan - (22.7)% (continued)
Sumitomo Mitsui Financial Group, Inc.	(74,400)	$(3,031,390)
Sumitomo Mitsui Trust Holdings, Inc.	(319,000)	(1,328,143)
Sumitomo Rubber Industries Ltd.	(32,000)	(455,202)
Suruga Bank Ltd.	(59,700)	(1,191,133)
Sysmex Corp.	(59,900)	(2,412,113)
Taiheiyo Cement Corp.	(496,923)	(1,874,202)
Taiyo Nippon Sanso Corp.	(249,680)	(2,204,240)
Takara Bio, Inc.	(29,100)	(412,753)
Takeda Pharmaceutical Co., Ltd.	(16,100)	(699,906)
Teijin Ltd.	(90,000)	(217,462)
Terumo Corp.	(226,100)	(5,424,439)
Toho Co., Ltd.	(2,900)	(65,521)
Tokai Carbon Co., Ltd.	(156,000)	(432,122)
Tokio Marine Holdings, Inc.	(1,900)	(58,952)
TonenGeneral Sekiyu KK	(5,000)	(43,736)
Toray Industries, Inc.	(41,000)	(271,050)
Toshiba Corp.	(1,702,398)	(7,902,845)
Toyota Industries Corp.	(45,600)	(2,206,022)
Toyota Motor Corp.	(12,600)	(741,374)
Trend Micro, Inc.	(3,700)	(125,368)
Tsumura & Co.	(125,300)	(2,792,380)
Ube Industries Ltd.	(162,000)	(258,331)
Unicharm Corp.	(74,400)	(1,695,681)
Yahoo Japan Corp.	(2,136,900)	(8,122,263)
Yakult Honsha Co., Ltd.	(16,068)	(843,923)
Yamada Denki Co., Ltd.	(3,227,470)	(9,420,445)
Yamaha Motor Co., Ltd.	(137,519)	(2,694,663)
Yamato Holdings Co., Ltd.	(30,800)	(573,531)
Yaskawa Electric Corp.	(541,300)	(7,356,113)
Yokogawa Electric Corp.	(62,000)	(815,192)

		(334,260,933)

Luxembourg - (0.9)%
Altice SA †	(15,057)	(798,762)
ArcelorMittal	(898,290)	(12,290,556)

		(13,089,318)

Mexico - 0.0%(b)
Cemex SAB de CV ADR (1)†	(32,294)	(421,114)

Monaco - 0.0%(b)
Scorpio Tankers, Inc. (1)	(50,459)	(419,314)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Netherlands - (2.0)%
ASML Holding NV	(135,903)	$(13,461,000)
Fugro NV CVA	(180,307)	(5,444,099)
Gemalto NV	(10,023)	(920,306)
Heineken NV	(10,580)	(790,157)
Koninklijke Vopak NV	(70,937)	(3,822,400)
OCI †	(9,332)	(287,866)
QIAGEN NV †	(47,106)	(1,067,185)
SBM Offshore NV †	(265,675)	(3,852,325)

		(29,645,338)

Norway - (0.8)%
Akastor ASA	(109,299)	(440,089)
Aker Solutions ASA 144A †(d)	(109,299)	(1,088,779)
Marine Harvest ASA	(52,424)	(733,234)
Norsk Hydro ASA	(27,903)	(156,000)
Schibsted ASA	(12,752)	(692,250)
Seadrill Ltd.	(138,250)	(3,693,819)
Storebrand ASA †	(124,375)	(692,336)
TGS Nopec Geophysical Co. ASA	(140,568)	(3,579,673)

		(11,076,180)

Spain - (2.1)%
Abertis Infraestructuras SA	(87,546)	(1,726,365)
Acciona SA †	(5,096)	(380,397)
Banco Bilbao Vizcaya Argentaria SA	(139,954)	(1,684,413)
Banco de Sabadell SA	(1,062,491)	(3,137,205)
Banco Popular Espanol SA	(501,722)	(3,060,156)
Banco Santander SA	(1,654)	(15,835)
Bankia SA †	(1,236,917)	(2,301,138)
Grifols SA	(88,463)	(3,615,117)
Inditex SA	(152,785)	(4,217,431)
Mapfre SA	(871,375)	(3,079,736)
Mediaset Espana Comunicacion SA †	(213,943)	(2,655,147)
Obrascon Huarte Lain SA	(141,336)	(4,717,372)
Zardoya Otis SA	(52,294)	(648,141)

		(31,238,453)

Sweden - (2.4)%
Alfa Laval AB	(53,030)	(1,129,840)
Assa Abloy AB, Class B	(21,969)	(1,128,934)
Atlas Copco AB, A Shares	(148,959)	(4,250,354)
Elekta AB, B Shares	(424,479)	(4,172,335)

	SHARES	VALUE (Note 3)
Sweden - (2.4)% (continued)
Getinge AB, B Shares	(37,183)	$(933,568)
Hexagon AB, B Shares	(78,454)	(2,480,748)
Husqvarna AB, B Shares	(185,557)	(1,308,257)
Modern Times Group AB, B Shares	(33,243)	(1,049,182)
Sandvik AB	(718,447)	(8,069,118)
SKF AB, B Shares	(45,119)	(939,302)
SSAB AB, A Shares †	(321,051)	(2,743,464)
Svenska Handelsbanken AB, A Shares	(30,519)	(1,429,252)
Volvo AB, B Shares	(569,416)	(6,160,456)

		(35,794,810)

Switzerland - (4.2)%
Barry Callebaut AG †	(201)	(223,167)
Cie Financiere Richemont SA	(29,297)	(2,394,772)
Clariant AG †	(148,720)	(2,539,697)
Credit Suisse Group AG †	(426,626)	(11,802,889)
DKSH Holding AG	(998)	(74,190)
Dufry AG †	(1,528)	(232,360)
Geberit AG	(634)	(204,346)
Julius Baer Group Ltd. †	(208,340)	(9,310,137)
Kuehne + Nagel International AG	(24,259)	(3,056,719)
SGS SA	(491)	(1,015,857)
Sonova Holding AG	(22,018)	(3,508,174)
Swatch Group AG/The	(19,082)	(9,042,904)
Syngenta AG	(26,006)	(8,234,689)
Transocean Ltd.	(144,531)	(4,648,712)
UBS AG †	(327,558)	(5,693,885)

		(61,982,498)

United Kingdom - (0.5)%
CNH Industrial NV	(371,614)	(2,943,550)
International Consolidated Airlines Group SA †	(267,214)	(1,589,204)
Subsea 7 SA	(188,480)	(2,693,484)

		(7,226,238)

United States - (24.9)%
Acorda Therapeutics, Inc. (1)†	(4,523)	(153,239)
Alpha Natural Resources, Inc. (1)†	(49,773)	(123,437)
American Realty Capital Properties, Inc. REIT (1)	(44,692)	(538,986)
Applied Materials, Inc. (1)	(140,047)	(3,026,416)
Ares Capital Corp. (1)	(1,635)	(26,422)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
United States - (24.9)% (continued)
Bunge Ltd. (1)	(14,102)	$(1,187,811)
Chesapeake Energy Corp. (1)	(8,630)	(198,404)
Ciena Corp. (1)†	(35,463)	(592,941)
DDR Corp. REIT (1)	(81,932)	(1,370,722)
Dominion Resources, Inc. (1)	(166,727)	(11,519,168)
Equinix, Inc. (1)†	(52,777)	(11,214,057)
General Cable Corp. (1)	(30,243)	(456,064)
Health Care REIT, Inc. REIT (1)	(90,321)	(5,633,321)
Herbalife Ltd. (1)	(2,096)	(91,700)
Illumina, Inc. (1)†	(35,248)	(5,777,852)
j2 Global, Inc. (1)	(29,960)	(1,478,826)
JetBlue Airways Corp. (1)†	(82,794)	(879,272)
Lam Research Corp. (1)	(317,413)	(23,710,751)
Lennar Corp., Class A (1)	(244,406)	(9,490,285)
McDermott International, Inc. (1)†	(49,375)	(282,425)
MGIC Investment Corp. (1)†	(1,224,561)	(9,563,821)
MGM Resorts International (1)†	(217,544)	(4,955,652)
Microchip Technology, Inc. (1)	(772,762)	(36,497,549)
Micron Technology, Inc. (1)†	(1,029,357)	(35,265,771)
NextEra Energy, Inc. (1)	(197,665)	(18,556,790)
NorthStar Realty Finance Corp. REIT (1)	(11,043)	(195,130)
NRG Yield, Inc., Class A (1)	(37,073)	(1,744,285)
Omnicare, Inc. (1)	(5,456)	(339,691)
Palo Alto Networks, Inc. (1)†	(3,264)	(320,198)
PHH Corp. (1)†	(1,081,206)	(24,175,766)
Post Holdings, Inc. (1)†	(37,698)	(1,250,820)
Prospect Capital Corp. (1)	(7,098)	(70,270)
Radian Group, Inc. (1)	(938,432)	(13,382,040)
Regeneron Pharmaceuticals, Inc. (1)†	(77,959)	(28,105,779)
Ryman Hospitality Properties, Inc. REIT (1)	(123,997)	(5,865,058)
SanDisk Corp. (1)	(204,125)	(19,994,044)
Sirius XM Holdings, Inc. (1)†	(1,507,206)	(5,260,149)
SL Green Realty Corp. REIT (1)	(53,127)	(5,382,828)
Spirit Realty Capital, Inc. REIT (1)	(5,928)	(65,030)
Standard Pacific Corp. (1)†	(169,591)	(1,270,237)
Starwood Property Trust, Inc. REIT (1)	(109,616)	(2,407,167)
Stillwater Mining Co. (1)†	(141,016)	(2,119,471)
SunEdison, Inc. (1)†	(832,687)	(15,721,131)
SunPower Corp. (1)†	(54,239)	(1,837,617)

	SHARES	VALUE (Note 3)
United States - (24.9)% (continued)
Take-Two Interactive Software, Inc. (1)†	(100,088)	$(2,309,030)
Tesla Motors, Inc. (1)†	(33,186)	(8,053,578)
Tyson Foods, Inc., Class A (1)	(35,997)	(1,417,202)
UTi Worldwide, Inc. (1)†	(151,338)	(1,608,723)
VeriSign, Inc. (1)†	(528,741)	(29,144,204)
Vishay Intertechnology, Inc. (1)	(77,516)	(1,107,704)
WebMD Health Corp. (1)†	(24,369)	(1,018,868)
WellPoint, Inc. (1)	(66,833)	(7,994,563)
Yahoo!, Inc. (1)†	(51,568)	(2,101,396)

		(366,853,661)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $1,003,274,541)		(1,030,486,587)

PREFERRED STOCKS - (0.2)%
Germany - (0.2)%
Fuchs Petrolub SE	(13,505)	(510,529)
Volkswagen AG	(13,800)	(2,849,811)

TOTAL PREFERRED STOCKS SOLD SHORT (proceeds $4,003,560)		(3,360,340)

RIGHTS - 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA †	(139,954)	(13,965)
Banco Popular Espanol SA †	(501,722)	(6,970)
Dufry AG (3) †(i)	(4,816)	—
Fiat SpA (3) †(i)	(474,960)	—

TOTAL RIGHTS (proceeds $—)		(20,935)

	PRINCIPAL AMOUNT (000’s)
U.S. TREASURY OBLIGATIONS - (0.1)%
U.S. Treasury Note, 0.250%, 08/15/15 (proceeds $1,726,061)	$(1,725,000)	(1,727,156)

TOTAL SECURITIES SOLD SHORT (proceeds $1,009,004,162)		(1,035,595,018)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 57.3% (cost $694,438,769)		843,498,420

OTHER ASSETS IN EXCESS OF LIABILITIES - 42.7% (j)		629,167,230

NET ASSETS - 100.0%		$1,472,665,650

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(23,809,241)	(1.6%)
Consumer Staples	67,684,822	4.6
Energy	20,813,996	1.4
Financials	83,863,158	5.6
Health Care	51,078,903	3.5
Industrials	27,858,043	1.9
Information Technology	50,840,630	3.5
Materials	(12,680,538)	(0.9)
Telecommunication Services	40,306,385	2.7
Utilities	58,366,639	4.0
Money Market Funds	416,121,147	28.3
Other Investments	63,054,476	4.3

Total Investments	843,498,420	57.3
Other Assets in Excess of Liabilities (j)	629,167,230	42.7

Net Assets	$1,472,665,650	100.0%

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2014, the value of these securities was $313,630,142. In addition, $450,485,178 of cash collateral was pledged.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of September 30, 2014.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e)	Represents a step bond. The rate shown reflects the yield at September 30, 2014.
(f)	Represents annualized seven-day yield as of September 30, 2014.
(g)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(h)	The rate shown is the effective yield at the date of purchase.
(i)	Security fair valued as of September 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

CVA - Dutch Certification

EUR - Euro

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts buy protection as of September 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.530%	300,000	$(17,796)	06/20/2019	$56
CitiBank	Markit CDX North America Investment Grade Index Series 22	1.000%	USD	0.640%	9,200,000	(120,726)	06/20/2019	(29,132)

						$(138,522)		$(29,076)

Credit default swap contracts sell protection as of September 30, 2014:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE RECEIVED BY FUND	CURRENCY	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Exchange Cleared
CitiBank	Markit CDX North America High Yield Index Series 22	5.000%	USD	3.530%	50,500,000	$3,515,693	06/20/2019	$(428,695)

Cash held as collateral at CitiBank for credit default swap contracts was $17,217,472.

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	12/2014	CAD	84,195,826	$(431,001)
Bank of America	10-Year Japanese Government Bond	12/2014	JPY	(32,753,363,000)	(555,349)
Bank of America	30-Year Euro Buxl Bond	12/2014	EUR	9,356,899	49,465
Morgan Stanley and Co., International PLC	Bovespa Index	10/2014	BRL	(21,333,151)	856,793
Deutsche Bank	Brent Crude Futures^	10/2014	USD	4,157,240	(86,430)
Deutsche Bank	Brent Crude Futures^	10/2014	USD	(25,184,040)	1,989,890
Barclays Capital	Brent Crude Futures^	11/2014	USD	(3,895,000)	297,540
CitiBank	Brent Crude Futures^	11/2014	USD	(41,738,826)	2,450,776
CitiBank	Cocoa Futures^	11/2014	GBP	33,470	2,117
CitiBank	Corn Futures^	11/2014	USD	14,253,972	(621,886)
CitiBank	Corn Futures^	11/2014	USD	(31,719,962)	4,134,061
CitiBank	Cotton No. 2 Futures^	11/2014	USD	(1,933,450)	153,720
Bank of America	Euro - Bobl Futures	12/2014	EUR	48,047,044	227,493
Bank of America	Euro - Bund Futures	12/2014	EUR	131,440,898	938,102
Bank of America	Euro - SCHATZ Futures	12/2014	EUR	106,496,832	86,470
Deutsche Bank	Gas Oil Futures^	10/2014	USD	10,242,825	(335,175)
Deutsche Bank	Gas Oil Futures^	10/2014	USD	(10,596,450)	688,800
Merrill Lynch	Gas Oil Futures^	10/2014	USD	5,464,800	(189,742)
Merrill Lynch	Gas Oil Futures^	10/2014	USD	(5,697,700)	421,383
Deutsche Bank	Gas Oil Futures^	11/2014	USD	(10,279,725)	338,250

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	Gas Oil Futures^	11/2014	USD	(11,544,050)	$309,375
Deutsche Bank	Gasoline RBOB Futures^	10/2014	USD	(11,427,108)	166,782
Merrill Lynch	Gold 100 OZ Futures^	11/2014	USD	13,610,480	(1,015,924)
Merrill Lynch	Gold 100 OZ Futures^	11/2014	USD	(12,662,040)	67,630
Bank of America	Hang Seng Index Futures	10/2014	HKD	63,353,648	(370,999)
Deutsche Bank	Heating Oil ULSD Futures^	10/2014	USD	(16,582,360)	552,136
Bank of America	H-SHARES Index Futures	10/2014	HKD	133,630,194	(651,611)
Merrill Lynch	Lean Hogs Futures^	10/2014	USD	1,790,556	(106,141)
Merrill Lynch	Lean Hogs Futures^	10/2014	USD	(1,509,420)	(174,981)
CitiBank	LME Copper Futures^	12/2014	USD	8,668,750	(326,875)
Bank of America	Long Gilt Futures	12/2014	GBP	35,489,318	243,578
Morgan Stanley and Co., International PLC	MSCI Taiwan Stock Index Futures	10/2014	USD	5,264,402	(114,392)
Barclays Capital	Natural Gas Swap Futures^	10/2014	USD	1,257,920	16,960
Barclays Capital	Natural Gas Swap Futures^	10/2014	USD	(1,267,840)	(7,040)
CitiBank	Natural Gas Swap Futures^	10/2014	USD	27,996,580	489,013
CitiBank	Natural Gas Swap Futures^	10/2014	USD	(27,459,710)	(1,025,875)
CitiBank	Natural Gas Swap Futures^	11/2014	USD	28,125,950	1,668,613
CitiBank	Natural Gas Swap Futures^	11/2014	USD	(4,287,850)	(80,397)
Morgan Stanley and Co., International PLC	SGX S&P CNX Nifty Index Futures	10/2014	USD	(7,212,651)	134,840
Merrill Lynch	Soybean Futures^	11/2014	USD	45,562,580	(9,625,475)
Merrill Lynch	Soybean Futures^	11/2014	USD	(47,767,580)	10,369,198
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	2,900,975	(719,005)
Deutsche Bank	Soybean Meal Futures^	11/2014	USD	(1,642,402)	58,232
CitiBank	Soybean Oil Futures^	11/2014	USD	(7,952,020)	1,309,696
Morgan Stanley and Co., International PLC	Swiss Market Index Futures	12/2014	CHF	(114,090,785)	(637,795)
Morgan Stanley and Co., International PLC	Taiwan Stock Exchange Futures	10/2014	TWD	125,464,473	(105,301)
Bank of America	Tel Aviv 25 Index Futures	10/2014	ILS	20,710,560	41,718
Bank of America	U.S. Treasury 10-Year Note Futures	12/2014	USD	166,142,192	(1,118,004)
Bank of America	U.S. Treasury 2-Year Note Futures	12/2014	USD	(6,563,167)	(2,146)
Bank of America	U.S. Treasury 5-Year Note Futures	12/2014	USD	6,287,371	(19,707)
Bank of America	U.S. Treasury Long Bond Futures	12/2014	USD	16,159,800	(162,675)
CitiBank	Wheat Futures^	11/2014	USD	(12,752,384)	1,931,347
Goldman Sachs	WIG20 Index Futures	12/2014	PLN	(2,797,883)	(5,273)
CitiBank	WTI Crude Futures^	11/2014	USD	4,775,518	(126,343)
CitiBank	WTI Crude Futures^	11/2014	USD	(15,521,041)	114,987

					$11,493,423

Money Market Fund is pledged as collateral to Bank of America, Barclays Capital, CitiBank, Deutsche Bank, Goldman Sachs, Merrill Lynch and Morgan Stanley and Co., International PLC for total return swap contracts in the amount of $2,400,000, $240,006, $1,790,000, $7,000,019, $330,000, $6,360,000 and $24,288,619 respectively at September 30, 2014.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
125	Goldman Sachs	Cocoa Futures^	12/2014	$4,006,327	$4,275,784	$269,457
86	Goldman Sachs	Cocoa Futures^	12/2014	2,760,181	2,838,000	77,819
35	Goldman Sachs	Coffee ‘C’ Futures^	12/2014	2,559,215	2,537,719	(21,496)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
3	J.P. Morgan	LME Aluminum Futures^	10/2014	$148,450	$145,077	$(3,373)
5	J.P. Morgan	LME Aluminum Futures^	10/2014	247,088	242,009	(5,079)
3	J.P. Morgan	LME Aluminum Futures^	10/2014	152,018	145,238	(6,780)
4	J.P. Morgan	LME Aluminum Futures^	10/2014	204,040	193,693	(10,347)
13	J.P. Morgan	LME Aluminum Futures^	10/2014	659,957	629,642	(30,315)
1	J.P. Morgan	LME Aluminum Futures^	10/2014	50,419	48,487	(1,932)
2	J.P. Morgan	LME Aluminum Futures^	10/2014	99,032	96,996	(2,036)
3	J.P. Morgan	LME Aluminum Futures^	10/2014	149,892	145,527	(4,365)
3	J.P. Morgan	LME Aluminum Futures^	11/2014	148,643	145,655	(2,988)
1	J.P. Morgan	LME Aluminum Futures^	11/2014	50,325	48,584	(1,741)
2	J.P. Morgan	LME Aluminum Futures^	11/2014	101,790	97,275	(4,515)
49	J.P. Morgan	LME Aluminum Futures^	12/2014	2,577,414	2,398,856	(178,558)
2	J.P. Morgan	LME Aluminum Futures^	12/2014	99,692	97,919	(1,773)
10	J.P. Morgan	LME Aluminum Futures^	12/2014	495,521	489,630	(5,891)
3	J.P. Morgan	LME Aluminum Futures^	12/2014	146,556	146,919	363
7	J.P. Morgan	LME Aluminum Futures^	12/2014	344,852	342,835	(2,017)
8	J.P. Morgan	LME Aluminum Futures^	12/2014	391,792	391,838	46
14	J.P. Morgan	LME Aluminum Futures^	12/2014	682,180	685,955	3,775
9	J.P. Morgan	LME Copper Futures^	10/2014	1,577,492	1,512,000	(65,492)
8	J.P. Morgan	LME Copper Futures^	10/2014	1,427,403	1,343,700	(83,703)
19	J.P. Morgan	LME Copper Futures^	10/2014	3,406,973	3,190,148	(216,825)
6	J.P. Morgan	LME Copper Futures^	10/2014	1,072,343	1,007,295	(65,048)
17	J.P. Morgan	LME Copper Futures^	10/2014	3,028,182	2,853,663	(174,519)
2	J.P. Morgan	LME Copper Futures^	10/2014	357,114	335,612	(21,502)
1	J.P. Morgan	LME Copper Futures^	10/2014	178,151	167,750	(10,401)
20	J.P. Morgan	LME Copper Futures^	10/2014	3,527,577	3,352,845	(174,732)
15	J.P. Morgan	LME Copper Futures^	10/2014	2,679,133	2,512,762	(166,371)
14	J.P. Morgan	LME Copper Futures^	10/2014	2,494,217	2,344,881	(149,336)
4	J.P. Morgan	LME Copper Futures^	11/2014	700,708	669,600	(31,108)
7	J.P. Morgan	LME Copper Futures^	11/2014	1,224,065	1,171,779	(52,286)
7	J.P. Morgan	LME Copper Futures^	11/2014	1,229,590	1,171,736	(57,854)
4	J.P. Morgan	LME Copper Futures^	11/2014	692,508	669,550	(22,958)
33	J.P. Morgan	LME Copper Futures^	11/2014	5,651,819	5,523,375	(128,444)
4	J.P. Morgan	LME Copper Futures^	11/2014	688,508	669,250	(19,258)
1	J.P. Morgan	LME Copper Futures^	11/2014	172,702	167,194	(5,508)
2	J.P. Morgan	LME Copper Futures^	11/2014	349,004	334,287	(14,717)
8	J.P. Morgan	LME Copper Futures^	12/2014	1,386,017	1,335,850	(50,167)
8	J.P. Morgan	LME Copper Futures^	12/2014	1,360,829	1,335,350	(25,479)
109	J.P. Morgan	LME Copper Futures^	12/2014	18,752,496	18,185,288	(567,208)
17	J.P. Morgan	LME Copper Futures^	12/2014	2,919,085	2,834,962	(84,123)
3	J.P. Morgan	LME Copper Futures^	12/2014	505,506	500,147	(5,359)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
16	J.P. Morgan	LME Copper Futures^	12/2014	$2,684,057	$2,667,200	$(16,857)
13	J.P. Morgan	LME Copper Futures^	12/2014	2,178,009	2,166,938	(11,071)
1	J.P. Morgan	LME Nickel Futures^	10/2014	111,602	97,583	(14,019)
5	J.P. Morgan	LME Nickel Futures^	10/2014	561,363	487,941	(73,422)
3	J.P. Morgan	LME Nickel Futures^	11/2014	331,206	292,826	(38,380)
1	J.P. Morgan	LME Nickel Futures^	11/2014	110,078	97,619	(12,459)
1	J.P. Morgan	LME Nickel Futures^	11/2014	114,302	97,624	(16,678)
1	J.P. Morgan	LME Nickel Futures^	11/2014	111,752	97,660	(14,092)
16	J.P. Morgan	LME Nickel Futures^	12/2014	1,841,073	1,565,184	(275,889)
2	J.P. Morgan	LME Nickel Futures^	12/2014	206,428	195,666	(10,762)
3	J.P. Morgan	LME Nickel Futures^	12/2014	310,224	293,511	(16,713)
5	J.P. Morgan	LME Nickel Futures^	12/2014	508,031	489,281	(18,750)
1	J.P. Morgan	LME Zinc Futures^	10/2014	54,621	57,044	2,423
5	J.P. Morgan	LME Zinc Futures^	10/2014	285,654	285,218	(436)
1	J.P. Morgan	LME Zinc Futures^	10/2014	57,410	57,043	(367)
1	J.P. Morgan	LME Zinc Futures^	10/2014	58,946	57,049	(1,897)
3	J.P. Morgan	LME Zinc Futures^	11/2014	175,542	171,162	(4,380)
73	J.P. Morgan	LME Zinc Futures^	12/2014	4,366,726	4,174,627	(192,099)
3	J.P. Morgan	LME Zinc Futures^	12/2014	168,756	171,544	2,788
5	J.P. Morgan	LME Zinc Futures^	12/2014	282,510	285,875	3,365
1	J.P. Morgan	LME Zinc Futures^	12/2014	55,577	57,182	1,605
7	J.P. Morgan	LME Zinc Futures^	12/2014	394,290	400,288	5,998
5	J.P. Morgan	LME Zinc Futures^	12/2014	282,730	285,931	3,201
8	J.P. Morgan	LME Zinc Futures^	12/2014	453,654	457,582	3,928
144	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	28,618,045	28,602,922	(15,123)
19	Barclays Capital	DAX Index Futures	12/2014	5,801,818	5,693,813	(108,005)
154	Barclays Capital	DJIA Mini E-CBOT Futures	12/2014	13,061,941	13,063,050	1,109
131	Barclays Capital	E-Mini Russell 2000 Futures	12/2014	14,653,982	14,365,460	(288,522)
1,869	Barclays Capital	Euro Stoxx 50 Index	12/2014	76,043,701	76,083,441	39,740
736	Barclays Capital	FTSE 100 Index Futures	12/2014	80,853,590	78,814,603	(2,038,987)
51	J.P. Morgan	FTSE/JSE Top 40 Index Futures	12/2014	2,088,312	2,012,969	(75,343)
66	Barclays Capital	FTSE/MIB Index Futures	12/2014	8,609,905	8,699,168	89,263
126	Barclays Capital	IBEX 35 Index Futures	10/2014	17,137,587	17,280,843	143,256
77	Barclays Capital	MSCI Singapore Index Futures	10/2014	4,485,805	4,458,117	(27,688)
32	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2014	1,043,157	1,036,480	(6,677)
202	Barclays Capital	NASDAQ 100 E-Mini Futures	12/2014	16,340,551	16,340,790	239
11	Barclays Capital	S&P MID 400 E-Mini Futures	12/2014	1,553,585	1,501,940	(51,645)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
74	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	$11,777,135	$11,380,651	$(396,484)
255	Barclays Capital	SET50 Index Futures	12/2014	1,682,977	1,664,086	(18,891)
132	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	2,145,432	2,108,964	(36,468)
273	Barclays Capital	TOPIX Index Futures	12/2014	32,613,516	33,018,874	405,358
363	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	114,523,909	114,541,551	17,642
55	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	17,354,550	17,355,649	1,099
140	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	44,147,002	44,175,805	28,803
366	J.P. Morgan	3-Month Euro Euribor Futures	12/2015	115,306,387	115,470,841	164,454
380	J.P. Morgan	3-Month Euro Euribor Futures	3/2016	119,663,755	119,857,761	194,006
395	J.P. Morgan	3-Month Euro Euribor Futures	6/2016	124,350,331	124,557,806	207,475
405	J.P. Morgan	3-Month Euro Euribor Futures	9/2016	127,641,691	127,672,803	31,112
1,238	J.P. Morgan	90-Day EURODollar Futures	3/2015	308,400,349	308,463,176	62,827
1,895	J.P. Morgan	90-Day EURODollar Futures	6/2015	471,162,902	471,120,689	(42,213)
2,371	J.P. Morgan	90-Day EURODollar Futures	9/2015	588,045,640	587,889,451	(156,189)
222	J.P. Morgan	90-Day Sterling Futures	12/2015	44,349,095	44,339,099	(9,996)
173	J.P. Morgan	90-Day Sterling Futures	3/2016	34,500,219	34,484,180	(16,039)
154	J.P. Morgan	90-Day Sterling Futures	6/2016	30,659,250	30,642,288	(16,962)
70	J.P. Morgan	Australia 3-Year Bond Futures	12/2014	6,671,094	6,700,529	29,435
67	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	6/2015	17,564,325	17,562,323	(2,002)

				2,570,012,885	2,565,302,362	(4,710,523)

Short Contracts:
476	Goldman Sachs	Corn Futures^	12/2014	(8,793,583)	(7,633,850)	1,159,733
139	Goldman Sachs	Cotton No. 2 Futures^	12/2014	(5,349,227)	(4,265,215)	1,084,012
279	Goldman Sachs	Gold 100 OZ Futures^	12/2014	(34,490,569)	(33,803,640)	686,929
12	Goldman Sachs	Lean Hogs Futures^	12/2014	(460,520)	(453,720)	6,800
3	J.P. Morgan	LME Aluminum Futures^	10/2014	(148,606)	(145,077)	3,529
5	J.P. Morgan	LME Aluminum Futures^	10/2014	(247,240)	(242,009)	5,231
3	J.P. Morgan	LME Aluminum Futures^	10/2014	(152,619)	(145,238)	7,381
4	J.P. Morgan	LME Aluminum Futures^	10/2014	(203,592)	(193,693)	9,899
13	J.P. Morgan	LME Aluminum Futures^	10/2014	(661,023)	(629,642)	31,381
1	J.P. Morgan	LME Aluminum Futures^	10/2014	(50,004)	(48,487)	1,517
2	J.P. Morgan	LME Aluminum Futures^	10/2014	(99,196)	(96,997)	2,199
3	J.P. Morgan	LME Aluminum Futures^	10/2014	(150,219)	(145,527)	4,692
3	J.P. Morgan	LME Aluminum Futures^	11/2014	(148,119)	(145,655)	2,464

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	J.P. Morgan	LME Aluminum Futures^	11/2014	$(50,473)	$(48,584)	$1,889
2	J.P. Morgan	LME Aluminum Futures^	11/2014	(102,496)	(97,275)	5,221
44	J.P. Morgan	LME Aluminum Futures^	12/2014	(2,160,277)	(2,154,075)	6,202
2	J.P. Morgan	LME Aluminum Futures^	12/2014	(99,297)	(97,919)	1,378
10	J.P. Morgan	LME Aluminum Futures^	12/2014	(495,598)	(489,630)	5,968
3	J.P. Morgan	LME Aluminum Futures^	12/2014	(146,709)	(146,919)	(210)
7	J.P. Morgan	LME Aluminum Futures^	12/2014	(345,698)	(342,836)	2,862
8	J.P. Morgan	LME Aluminum Futures^	12/2014	(392,986)	(391,838)	1,148
14	J.P. Morgan	LME Aluminum Futures^	12/2014	(681,090)	(685,954)	(4,864)
9	J.P. Morgan	LME Copper Futures^	10/2014	(1,578,356)	(1,512,000)	66,356
8	J.P. Morgan	LME Copper Futures^	10/2014	(1,422,783)	(1,343,700)	79,083
19	J.P. Morgan	LME Copper Futures^	10/2014	(3,400,485)	(3,190,147)	210,338
6	J.P. Morgan	LME Copper Futures^	10/2014	(1,072,938)	(1,007,295)	65,643
17	J.P. Morgan	LME Copper Futures^	10/2014	(3,021,065)	(2,853,663)	167,402
2	J.P. Morgan	LME Copper Futures^	10/2014	(358,196)	(335,613)	22,583
1	J.P. Morgan	LME Copper Futures^	10/2014	(177,623)	(167,750)	9,873
20	J.P. Morgan	LME Copper Futures^	10/2014	(3,525,958)	(3,352,845)	173,113
15	J.P. Morgan	LME Copper Futures^	10/2014	(2,671,844)	(2,512,763)	159,081
14	J.P. Morgan	LME Copper Futures^	10/2014	(2,494,454)	(2,344,881)	149,573
4	J.P. Morgan	LME Copper Futures^	11/2014	(701,143)	(669,600)	31,543
7	J.P. Morgan	LME Copper Futures^	11/2014	(1,219,028)	(1,171,779)	47,249
7	J.P. Morgan	LME Copper Futures^	11/2014	(1,225,093)	(1,171,735)	53,358
4	J.P. Morgan	LME Copper Futures^	11/2014	(692,446)	(669,550)	22,896
33	J.P. Morgan	LME Copper Futures^	11/2014	(5,657,206)	(5,523,375)	133,831
4	J.P. Morgan	LME Copper Futures^	11/2014	(686,380)	(669,250)	17,130
1	J.P. Morgan	LME Copper Futures^	11/2014	(172,955)	(167,194)	5,761
2	J.P. Morgan	LME Copper Futures^	11/2014	(349,640)	(334,288)	15,352
8	J.P. Morgan	LME Copper Futures^	12/2014	(1,386,810)	(1,335,850)	50,960
8	J.P. Morgan	LME Copper Futures^	12/2014	(1,357,383)	(1,335,350)	22,033
34	J.P. Morgan	LME Copper Futures^	12/2014	(5,748,304)	(5,672,475)	75,829
17	J.P. Morgan	LME Copper Futures^	12/2014	(2,935,758)	(2,834,962)	100,796
3	J.P. Morgan	LME Copper Futures^	12/2014	(505,969)	(500,147)	5,822
16	J.P. Morgan	LME Copper Futures^	12/2014	(2,686,670)	(2,667,200)	19,470
13	J.P. Morgan	LME Copper Futures^	12/2014	(2,177,207)	(2,166,938)	10,269
88	Goldman Sachs	LME Copper Futures^	12/2014	(6,779,044)	(6,616,500)	162,544
1	J.P. Morgan	LME Nickel Futures^	10/2014	(111,469)	(97,583)	13,886
5	J.P. Morgan	LME Nickel Futures^	10/2014	(562,541)	(487,942)	74,599
3	J.P. Morgan	LME Nickel Futures^	11/2014	(330,888)	(292,827)	38,061
1	J.P. Morgan	LME Nickel Futures^	11/2014	(109,784)	(97,619)	12,165
1	J.P. Morgan	LME Nickel Futures^	11/2014	(113,002)	(97,624)	15,378
1	J.P. Morgan	LME Nickel Futures^	11/2014	(111,983)	(97,661)	14,322

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
10	J.P. Morgan	LME Nickel Futures^	12/2014	$(1,024,467)	$(978,240)	$46,227
2	J.P. Morgan	LME Nickel Futures^	12/2014	(205,216)	(195,666)	9,550
3	J.P. Morgan	LME Nickel Futures^	12/2014	(310,284)	(293,511)	16,773
5	J.P. Morgan	LME Nickel Futures^	12/2014	(507,404)	(489,281)	18,123
1	J.P. Morgan	LME Zinc Futures^	10/2014	(54,685)	(57,043)	(2,358)
5	J.P. Morgan	LME Zinc Futures^	10/2014	(283,502)	(285,219)	(1,717)
1	J.P. Morgan	LME Zinc Futures^	10/2014	(57,429)	(57,044)	385
1	J.P. Morgan	LME Zinc Futures^	10/2014	(58,998)	(57,049)	1,949
3	J.P. Morgan	LME Zinc Futures^	11/2014	(175,494)	(171,162)	4,332
41	J.P. Morgan	LME Zinc Futures^	12/2014	(2,319,010)	(2,344,628)	(25,618)
3	J.P. Morgan	LME Zinc Futures^	12/2014	(169,248)	(171,544)	(2,296)
5	J.P. Morgan	LME Zinc Futures^	12/2014	(282,788)	(285,875)	(3,087)
1	J.P. Morgan	LME Zinc Futures^	12/2014	(55,566)	(57,182)	(1,616)
7	J.P. Morgan	LME Zinc Futures^	12/2014	(391,933)	(400,288)	(8,355)
5	J.P. Morgan	LME Zinc Futures^	12/2014	(283,365)	(285,931)	(2,566)
8	J.P. Morgan	LME Zinc Futures^	12/2014	(453,548)	(457,582)	(4,034)
127	Goldman Sachs	Platinum Futures^	1/2015	(8,484,796)	(8,258,175)	226,621
195	Goldman Sachs	Silver Futures^	12/2014	(17,912,879)	(16,630,575)	1,282,304
272	Goldman Sachs	Soybean Futures^	11/2014	(13,951,318)	(12,420,200)	1,531,118
902	Goldman Sachs	Sugar #11 (World Markets) Futures^	2/2015	(16,912,101)	(16,618,448)	293,653
205	Goldman Sachs	Wheat Futures^	12/2014	(6,059,710)	(5,258,062)	801,648
60	Barclays Capital	Amsterdam Index Futures	10/2014	(6,321,371)	(6,386,991)	(65,620)
563	J.P. Morgan	BIST National 30 Index Futures	10/2014	(2,476,667)	(2,275,815)	200,852
711	Barclays Capital	CAC40 Index Futures	10/2014	(39,721,309)	(39,638,980)	82,329
210	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	10/2014	(5,884,010)	(5,895,747)	(11,737)
43	Barclays Capital	H-SHARES Index Futures	10/2014	(2,961,639)	(2,859,431)	102,208
151	Barclays Capital	KOSPI Index 200 Futures	12/2014	(18,847,756)	(18,387,586)	460,170
88	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2014	(3,018,271)	(2,952,640)	65,631
1,850	Barclays Capital	MSCI Emerging Markets E-Mini Futures	12/2014	(97,481,001)	(92,749,749)	4,731,252
913	Barclays Capital	S&P 500 E-Mini Futures	12/2014	(90,023,911)	(89,725,075)	298,836
601	Barclays Capital	SPI 200 Index Futures	12/2014	(71,488,447)	(69,498,596)	1,989,851
182	J.P. Morgan	90-Day EURODollar Futures	12/2015	(45,012,616)	(44,997,225)	15,391
175	J.P. Morgan	90-Day EURODollar Futures	3/2016	(43,163,924)	(43,144,062)	19,862
148	J.P. Morgan	90-Day EURODollar Futures	6/2016	(36,397,962)	(36,383,950)	14,012
112	J.P. Morgan	90-Day EURODollar Futures	9/2016	(27,463,555)	(27,456,800)	6,755
708	J.P. Morgan	90-Day Sterling Futures	3/2015	(142,229,139)	(142,273,783)	(44,644)
998	J.P. Morgan	90-Day Sterling Futures	6/2015	(200,087,898)	(200,155,402)	(67,504)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1,166	J.P. Morgan	90-Day Sterling Futures	9/2015	$(233,332,749)	$(233,376,330)	$(43,581)
2,144	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	(224,313,142)	(226,763,673)	(2,450,531)
737	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	(162,361,888)	(162,418,691)	(56,803)
1,526	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2015	(336,037,106)	(336,143,755)	(106,649)
863	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(189,921,519)	(189,935,901)	(14,382)
36	J.P. Morgan	Euro CHF 3-Month LIFFE Futures	3/2015	(9,434,295)	(9,435,530)	(1,235)
5	J.P. Morgan	U.S. Treasury 2-Year Note Futures	12/2014	(1,094,054)	(1,094,218)	(164)
7	J.P. Morgan	U.S. Treasury 5-Year Note Futures	12/2014	(829,979)	(827,804)	2,175

				(2,170,631,495)	(2,156,252,325)	14,379,170

				$399,381,390	$409,050,037	$9,668,647

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $27,945,539, $5,961,683 and $13,031,860, respectively at September 30, 2014.

^ All or a portion represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	CitiBank	AUD	127,033,000	$117,434,578	$110,611,822	$(6,822,756)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	127,599,000	117,959,501	111,104,655	(6,854,846)
Brazilian Real, Expiring 12/17/14*	CitiBank	BRL	91,891,000	39,619,730	36,763,531	(2,856,199)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	91,891,000	39,619,678	36,763,532	(2,856,146)
Canadian Dollar, Expiring 12/17/14	CitiBank	CAD	56,131,500	51,073,915	50,027,844	(1,046,071)
Canadian Dollar, Expiring 03/18/15	CitiBank	CAD	5,833,500	5,360,743	5,187,782	(172,961)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	77,554,000	70,757,547	69,120,893	(1,636,654)
Swiss Franc, Expiring 12/17/14	CitiBank	CHF	15,629,500	16,996,787	16,383,869	(612,918)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	15,883,500	17,268,391	16,650,128	(618,263)
Columbian Peso, Expiring 12/17/14*	CitiBank	COP	3,293,000,000	1,686,254	1,613,742	(72,512)
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	3,293,000,000	1,686,255	1,613,742	(72,513)
Czech Republic Koruna, Expiring 12/17/14	CitiBank	CZK	148,500,000	6,999,830	6,828,396	(171,434)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Czech Republic Koruna, Expiring 12/17/14	Credit Suisse International	CZK	148,500,000	$7,000,296	$6,828,396	$(171,900)
Euro, Expiring 12/17/14	CitiBank	EUR	45,530,000	58,853,172	57,538,308	(1,314,864)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	48,606,000	62,834,495	61,425,587	(1,408,908)
British Pound, Expiring 12/17/14	CitiBank	GBP	36,491,498	59,347,294	59,118,146	(229,148)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	36,491,498	59,346,375	59,118,144	(228,231)
Hungarian Forint, Expiring 12/17/14	CitiBank	HUF	795,000,000	3,285,667	3,226,595	(59,072)
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	795,000,000	3,284,995	3,226,595	(58,400)
Indonesian Rupiah, Expiring 12/17/14*	CitiBank	IDR	20,499,999,998	1,716,378	1,659,703	(56,675)
Indonesian Rupiah, Expiring 12/17/14*	Credit Suisse International	IDR	20,499,999,998	1,716,378	1,659,703	(56,675)
Indian Rupee, Expiring 12/17/14*	CitiBank	INR	1,365,421,500	22,199,064	21,736,610	(462,454)
Indian Rupee, Expiring 12/17/14*	Credit Suisse International	INR	1,365,421,500	22,199,060	21,736,610	(462,450)
Japanese Yen, Expiring 12/17/14	CitiBank	JPY	6,833,097,000	63,240,903	62,349,686	(891,217)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	7,675,511,000	71,346,748	70,036,427	(1,310,321)
Korean Won, Expiring 12/17/14*	CitiBank	KRW	51,252,365,496	49,576,814	48,407,500	(1,169,314)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	51,252,365,494	49,576,782	48,407,500	(1,169,282)
Mexican Peso, Expiring 12/17/14	CitiBank	MXN	776,000,000	58,530,511	57,475,266	(1,055,245)
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	776,000,000	58,529,104	57,475,266	(1,053,838)
Malaysian Ringgit, Expiring 12/17/14*	CitiBank	MYR	85,496,500	26,736,908	25,928,753	(808,155)
Malaysian Ringgit, Expiring 12/17/14*	Credit Suisse International	MYR	85,496,500	26,736,901	25,928,752	(808,149)
Norwegian Krone, Expiring 12/17/14	CitiBank	NOK	297,468,000	46,931,507	46,174,011	(757,496)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	338,185,000	53,486,619	52,494,244	(992,375)
New Zealand Dollar, Expiring 12/17/14	CitiBank	NZD	166,756,000	137,196,394	129,167,009	(8,029,385)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	166,755,998	137,196,398	129,167,007	(8,029,391)
Philippine Peso, Expiring 12/17/14*	CitiBank	PHP	35,000,000	800,295	778,295	(22,000)
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	35,000,000	800,295	778,295	(22,000)
Poland Zloty, Expiring 12/17/14	CitiBank	PLN	46,741,500	14,338,434	14,065,668	(272,766)
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	46,741,499	14,338,353	14,065,668	(272,685)
Russian Ruble, Expiring 12/17/14*	CitiBank	RUB	230,579,000	6,083,928	5,723,384	(360,544)
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	230,579,000	6,083,943	5,723,385	(360,558)
Swedish Krona, Expiring 12/17/14	CitiBank	SEK	201,895,500	28,362,029	27,972,552	(389,477)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	201,895,500	$28,360,864	$27,972,552	$(388,312)
Singapore Dollar, Expiring 12/17/14	CitiBank	SGD	650,000	510,670	509,510	(1,160)
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	650,000	510,653	509,510	(1,143)
Turkish Lira, Expiring 12/17/14	CitiBank	TRY	92,963,000	41,767,288	40,044,530	(1,722,758)
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	92,963,000	41,766,622	40,044,531	(1,722,091)
Taiwanese Dollar, Expiring 12/17/14*	CitiBank	TWD	363,022,499	12,170,442	11,944,242	(226,200)
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	363,022,498	12,170,442	11,944,242	(226,200)
South African Rand, Expiring 12/17/14	CitiBank	ZAR	29,000,000	2,668,722	2,536,511	(132,211)
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	29,000,000	2,668,787	2,536,511	(132,276)

				$1,780,733,739	$1,720,105,140	$(60,628,599)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	CitiBank	AUD	(58,541,500)	$(52,012,645)	$(50,974,014)	$1,038,631
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	(58,541,500)	(52,014,514)	(50,974,014)	1,040,500
Brazilian Real, Expiring 12/17/14*	CitiBank	BRL	(11,250,000)	(4,592,608)	(4,500,874)	91,734
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	(11,250,000)	(4,592,639)	(4,500,874)	91,765
Canadian Dollar, Expiring 12/17/14	CitiBank	CAD	(78,967,999)	(71,908,275)	(70,381,136)	1,527,139
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	(78,967,999)	(71,908,441)	(70,381,136)	1,527,305
Swiss Franc, Expiring 12/17/14	CitiBank	CHF	(60,051,500)	(64,538,637)	(62,949,929)	1,588,708
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	(64,195,500)	(68,975,233)	(67,293,942)	1,681,291
Chilean Peso, Expiring 12/17/14*	CitiBank	CLP	(8,567,183,000)	(14,400,310)	(14,228,557)	171,753
Chilean Peso, Expiring 12/17/14*	Credit Suisse International	CLP	(8,567,183,000)	(14,400,339)	(14,228,557)	171,782
Columbian Peso, Expiring 12/17/14*	CitiBank	COP	(3,650,000,000)	(1,827,968)	(1,788,689)	39,279
Columbian Peso, Expiring 12/17/14*	Credit Suisse International	COP	(3,650,000,000)	(1,827,969)	(1,788,689)	39,280
Czech Republic Koruna, Expiring 12/17/14	CitiBank	CZK	(379,473,000)	(17,873,703)	(17,449,099)	424,604
Czech Republic Koruna, Expiring 12/17/14	Credit Suisse International	CZK	(379,473,000)	(17,873,662)	(17,449,099)	424,563
Danish Krone, Expiring 12/17/14	CitiBank	DKK	(12,346,500)	(2,138,950)	(2,095,869)	43,081
Danish Krone, Expiring 12/17/14	Credit Suisse International	DKK	(25,218,500)	(4,377,402)	(4,280,943)	96,459
Euro, Expiring 12/17/14	CitiBank	EUR	(82,491,774)	(107,141,805)	(104,248,567)	2,893,238

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(89,688,773)	$(116,606,544)	$(113,343,736)	$3,262,808
Euro, Expiring 04/07/15	The Royal Bank of Scotland	EUR	(3,562)	(4,716)	(4,506)	210
Euro, Expiring 06/09/15	The Royal Bank of Scotland	EUR	(110,000)	(141,776)	(139,255)	2,521
Euro, Expiring 11/09/15	The Royal Bank of Scotland	EUR	(46,110)	(59,499)	(58,588)	911
Euro, Expiring 04/05/16	The Royal Bank of Scotland	EUR	(3,562)	(4,730)	(4,551)	179
Euro, Expiring 04/05/17	The Royal Bank of Scotland	EUR	(3,562)	(4,751)	(4,641)	110
British Pound, Expiring 12/17/14	CitiBank	GBP	(44,507,500)	(72,189,470)	(72,104,492)	84,978
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(45,408,500)	(73,681,372)	(73,564,158)	117,214
Hong Kong Dollar, Expiring 12/17/14	CitiBank	HKD	(82,066,500)	(10,590,292)	(10,567,400)	22,892
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	(83,788,500)	(10,812,346)	(10,789,135)	23,211
Hungarian Forint, Expiring 12/17/14	CitiBank	HUF	(1,588,800,001)	(6,557,929)	(6,448,322)	109,607
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	(1,588,800,001)	(6,559,058)	(6,448,322)	110,736
Indonesian Rupiah, Expiring 12/17/14*	CitiBank	IDR	(29,913,775,501)	(2,500,092)	(2,421,849)	78,243
Indonesian Rupiah, Expiring 12/17/14*	Credit Suisse International	IDR	(29,913,775,501)	(2,500,092)	(2,421,849)	78,243
Israeli Shekel, Expiring 12/17/14	CitiBank	ILS	(115,712,501)	(32,237,207)	(31,444,320)	792,887
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	(115,712,500)	(32,236,482)	(31,444,319)	792,163
Japanese Yen, Expiring 12/17/14	CitiBank	JPY	(18,942,577,998)	(178,698,919)	(172,844,585)	5,854,334
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(19,995,203,998)	(188,470,073)	(182,449,440)	6,020,633
Korean Won, Expiring 12/17/14*	CitiBank	KRW	(48,750,000,006)	(46,798,600)	(46,044,033)	754,567
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	(48,750,000,006)	(46,798,828)	(46,044,033)	754,795
Mexican Peso, Expiring 12/17/14	CitiBank	MXN	(1,403,976,501)	(106,035,736)	(103,987,012)	2,048,724
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	(1,403,976,501)	(106,039,602)	(103,987,012)	2,052,590
Malaysian Ringgit, Expiring 12/17/14*	CitiBank	MYR	(21,300,000)	(6,561,912)	(6,459,709)	102,203
Malaysian Ringgit, Expiring 12/17/14*	Credit Suisse International	MYR	(21,300,000)	(6,561,924)	(6,459,709)	102,215
Norwegian Krone, Expiring 12/17/14	CitiBank	NOK	(275,805,000)	(43,273,171)	(42,811,405)	461,766
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	(288,537,998)	(45,253,325)	(44,787,865)	465,460
New Zealand Dollar, Expiring 12/17/14	CitiBank	NZD	(86,292,500)	(68,383,808)	(66,841,042)	1,542,766
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	(86,292,500)	(68,398,392)	(66,841,042)	1,557,350
Peru Nuevo Sol, Expiring 12/17/14*	CitiBank	PEN	(377,500)	(130,217)	(129,029)	1,188
Peru Nuevo Sol, Expiring 12/17/14*	Credit Suisse International	PEN	(377,500)	(130,217)	(129,029)	1,188
Philippine Peso, Expiring 12/17/14*	CitiBank	PHP	(197,400,000)	(4,435,874)	(4,389,579)	46,295

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Philippine Peso, Expiring 12/17/14*	Credit Suisse International	PHP	(197,400,000)	$(4,435,873)	$(4,389,579)	$46,294
Poland Zloty, Expiring 12/17/14	CitiBank	PLN	(20,150,000)	(6,211,768)	(6,063,632)	148,136
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	(20,150,000)	(6,215,697)	(6,063,632)	152,065
Russian Ruble, Expiring 12/17/14*	CitiBank	RUB	(470,000,000)	(12,007,150)	(11,666,242)	340,908
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	(470,000,000)	(12,007,222)	(11,666,242)	340,980
Swedish Krona, Expiring 12/17/14	CitiBank	SEK	(929,100,000)	(131,234,275)	(128,726,483)	2,507,792
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	(939,473,999)	(132,690,424)	(130,163,798)	2,526,626
Singapore Dollar, Expiring 12/17/14	CitiBank	SGD	(91,284,000)	(72,747,812)	(71,554,045)	1,193,767
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	(91,284,000)	(72,746,713)	(71,554,045)	1,192,668
Thailand Baht, Expiring 12/17/14	CitiBank	THB	(40,480,500)	(1,259,579)	(1,244,004)	15,575
Thailand Baht, Expiring 12/17/14	Credit Suisse International	THB	(40,480,500)	(1,259,576)	(1,244,004)	15,572
Turkish Lira, Expiring 12/17/14	CitiBank	TRY	(9,450,000)	(4,089,228)	(4,070,660)	18,568
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	(9,450,000)	(4,089,151)	(4,070,660)	18,491
Taiwanese Dollar, Expiring 12/17/14*	CitiBank	TWD	(127,000,000)	(4,208,940)	(4,178,582)	30,358
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	(127,000,000)	(4,208,940)	(4,178,582)	30,358
South African Rand, Expiring 12/17/14	CitiBank	ZAR	(36,511,500)	(3,265,280)	(3,193,511)	71,769
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	(36,511,502)	(3,265,463)	(3,193,512)	71,951

				(2,331,005,145)	(2,282,149,168)	48,855,977

				$(550,271,406)	$(562,044,028)	$(11,772,622)

Money Market Fund is pledged as collateral to Credit Suisse International and The Royal Bank of Scotland for forward foreign currency exchange contracts in the amount of $6,720,000 and $8,401, respectively at September 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thailand Baht

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Bank of America	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate plus or minis a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	66-67 months maturity 08/12/2019	$(56,845)

*	See the accompanying “Additional Information — Total Return Basket Swaps” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swaps as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Cayman Islands
Herbalife Ltd.	(22,591)	$(1,113,510)	$125,154

Net Cash and Other Receivables/ (Payables) (b)			(181,999)

Swaps, at Value			$(56,845)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged as collateral for this position to Bank of America is included in the collateral for credit default swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$4,818,559

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Henderson Group PLC	46,404	$185,642	$(34,132)

South Africa
Investec PLC	431,003	3,161,714	457,227
Mondi PLC	125,371	2,090,601	(45,980)

			411,247

Switzerland
Wolseley PLC	25,018	1,329,847	(19,430)

United Kingdom
Amlin PLC	55,474	405,031	(15,798)
Anglo American PLC	166,062	4,191,014	(487,533)
Associated British Foods PLC	78,236	3,724,974	(333,522)
AstraZeneca PLC	55,538	3,869,735	110,276
Aviva PLC	1,064,890	8,064,477	944,575
Babcock International Group PLC	313,899	5,486,491	52,499
BAE Systems PLC	337,183	2,242,345	324,182
Barratt Developments PLC	1,026,029	5,768,289	792,899
Berkeley Group Holdings PLC	58,312	2,280,156	(162,295)
Booker Group PLC	94,253	183,959	2,174
BP PLC	904,385	7,001,420	(385,539)
BT Group PLC	923,583	5,768,189	(102,923)
Catlin Group Ltd.	37,724	318,829	(739)
Cobham PLC	215,042	1,043,372	(30,995)
Compass Group PLC	29,070	474,570	(5,694)
Direct Line Insurance Group PLC	444,858	1,796,842	320,411
Drax Group PLC	142,929	1,543,224	(50,126)
DS Smith PLC	443,401	2,106,785	(200,524)
Evraz PLC	52,389	115,498	(5,605)
G4S PLC	87,064	355,130	(2,091)
GKN PLC	1,175,783	5,625,767	429,033
Hays PLC	467,116	954,400	(77,926)
HSBC Holdings PLC	302,057	2,966,677	102,611
Imperial Tobacco Group PLC	25,962	1,094,208	23,611
Inchcape PLC	356,919	3,064,942	646,716
Inmarsat PLC	93,956	1,123,217	(57,489)
Intermediate Capital Group PLC	109,305	709,041	(14,966)
ITV PLC	1,188,995	3,702,174	290,086
Kazakhmys PLC	86,831	415,275	(45,794)
Kingfisher PLC	715,656	4,329,536	(586,743)
Legal & General Group PLC	589,092	1,789,098	390,733

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Lloyds Banking Group PLC	3,115,183	$3,848,393	$27,110
Lonmin PLC	60,736	214,097	(31,986)
Melrose Industries PLC	42,323	171,397	(1,993)
National Grid PLC	218,862	2,934,647	211,473
Next PLC	59,097	4,892,085	1,433,366
Premier Oil PLC	65,094	352,323	(1,202)
Provident Financial PLC	25,649	880,726	3,808
Reckitt Benckiser Group PLC	13,013	990,847	134,227
Rentokil Initial PLC	356,504	692,159	(13,488)
Rexam PLC	119,934	1,026,013	(72,611)
Rightmove PLC	14,211	524,613	(30,368)
Rotork PLC	3,785	164,278	4,789
Serco Group PLC	218,421	1,515,888	(501,758)
Severn Trent PLC	22,391	690,686	(10,395)
Smith & Nephew PLC	99,142	1,582,531	85,201
Smiths Group PLC	5,100	111,689	(7,449)
Spectric PLC	14,538	489,352	(64,638)
Standard Chartered PLC	162,470	3,213,318	(216,582)
TalkTalk Telecom Group PLC	45,342	225,793	(6,317)
Tate & Lyle PLC	424,456	4,999,904	(954,054)
Taylor Wimpey PLC	263,968	488,358	(8,113)
Tesco PLC	229,894	900,930	(214,177)
Travis Perkins PLC	119,650	3,341,540	(126,832)
UBM PLC	42,407	430,696	(31,474)
United Utilities Group PLC	52,091	650,899	29,556
Vodafone Group PLC	22,965	75,338	337
William Hill PLC	117,424	722,295	(20,569)
WPP PLC	156,761	3,203,003	(62,528)

			1,416,837

Total of Long Equity Positions			1,774,522

Short Positions

Switzerland
Coca-Cola HBC AG	(8,284)	(177,856)	(921)
Glencore Xstrata PLC	(319,423)	(1,906,093)	137,019

			136,098

United Kingdom
Aberdeen Asset Management PLC	(302,831)	(2,210,863)	257,145
Admiral Group PLC	(243,467)	(5,292,860)	243,678

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Aggreko PLC	(152,278)	$(4,204,783)	$393,459
AMEC PLC	(124,994)	(2,346,234)	115,819
Antofagasta PLC	(189,935)	(2,485,815)	275,681
ARM Holdings PLC	(243,544)	(3,503,466)	(44,778)
Ashtead Group PLC	(11,678)	(198,351)	1,893
ASOS PLC	(91,107)	(3,704,376)	393,302
Barclays PLC	(235,789)	(814,676)	(52,599)
British American Tobacco PLC	(58,356)	(2,871,917)	(416,478)
British Sky Broadcasting Group PLC	(150,467)	(2,162,957)	16,824
Bunzl PLC	(91,265)	(2,084,102)	(290,571)
Burberry Group PLC	(368,468)	(8,884,153)	(103,577)
Capita PLC	(62,556)	(1,123,954)	(53,688)
Centrica PLC	(364,206)	(1,847,345)	32,161
Croda International PLC	(101,769)	(3,992,556)	617,757
Diageo PLC	(184,516)	(5,668,647)	346,811
easyJet PLC	(40,906)	(884,755)	(56,571)
Eurasian Natural Resources Corp. Ltd.	(2,433)	(8,749)	(88)
Experian PLC	(80,829)	(1,346,168)	61,762
GlaxoSmithKline PLC	(77,553)	(1,808,914)	37,282
Hargreaves Lansdown PLC	(112,582)	(1,927,094)	208,914
Hikma Pharmaceuticals PLC	(5,695)	(159,977)	430
ICAP PLC	(313,917)	(1,858,740)	(104,457)
IMI PLC	(97,085)	(2,302,587)	371,954
Informa PLC	(11,702)	(93,497)	1,045
InterContinental Hotels Group PLC	(2,292)	(83,150)	(5,233)
International Consolidated Airlines Group SA	(37,179)	(200,698)	(20,001)
Intertek Group PLC	(132,121)	(6,456,600)	857,372
J Sainsbury PLC	(12,125)	(55,988)	6,683
John Wood Group PLC	(92,025)	(1,131,315)	3,362
Johnson Matthey PLC	(69,183)	(3,180,007)	(82,441)
Ladbrokes PLC	(69,837)	(153,218)	7,238
Man Group PLC	(1,963,644)	(3,159,507)	(605,553)
Marks & Spencer Group PLC	(613,042)	(4,327,761)	319,389
Meggitt PLC	(117,640)	(979,892)	121,823
Old Mutual PLC	(451,159)	(1,411,160)	87,792
Pearson PLC	(373,068)	(7,360,949)	(131,483)
Pennon Group PLC	(44,172)	(445,369)	(119,149)
Persimmon PLC	(8,292)	(173,907)	(4,517)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Petrofac Ltd.	(335,716)	$(6,612,208)	$986,934
Prudential PLC	(148,070)	(3,131,461)	(160,336)
Rolls-Royce Holdings PLC	(11,280)	(190,858)	15,300
Royal Bank of Scotland Group PLC	(517,700)	(2,851,270)	(233,005)
Royal Mail PLC	(12,793)	(92,483)	11,435
RSA Insurance Group PLC	(356,461)	(2,662,794)	(131,945)
SABMiller PLC	(25,050)	(1,183,129)	(205,089)
Sage Group PLC/The	(33,456)	(201,543)	3,928
Spirax-Sarco Engineering PLC	(1,459)	(67,932)	1,357
Sports Direct International PLC	(284,812)	(3,338,057)	492,201
SSE PLC	(9,593)	(222,197)	(18,015)
Standard Life PLC	(10,508)	(61,138)	(9,173)
Telecity Group PLC	(132,854)	(1,638,631)	30,938
Vedanta Resources PLC	(19,822)	(282,485)	(36,903)
Weir Group PLC/The	(184,416)	(6,366,452)	(1,081,233)
Whitbread PLC	(9,235)	(629,152)	8,598
WM Morrison Supermarkets PLC	(1,709,457)	(5,015,048)	363,640

			2,727,024

Total of Short Equity Positions			2,863,122

Total of Long and Short Equity Positions			4,637,644

Net Cash and Other Receivables/ (Payables) (b)			180,915

Swaps, at Value			$4,818,559

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Deutsche Bank in the amount of $35,292,960 for the total return basket swaps at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$429,345

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	6,900	$796,935	$29,279
Airbus Group NV	57,576	3,220,027	399,226
Arkema SA	37,379	3,815,908	(1,311,165)
AtoS	44,858	3,032,891	215,542
AXA SA	4,458	99,104	10,708
Bollore SA	380	222,645	(7,150)
Bureau Veritas SA	25,666	648,699	(81,456)
Cap Gemini SA	26,794	1,226,536	694,958
Cie Generale des Etablissements Michelin	52,883	4,718,038	263,050
CNP Assurances	32,502	637,694	(25,900)
Credit Agricole SA	11,867	158,544	20,333
Danone SA	4,562	314,275	(8,776)
Dassault Systemes SA	2,204	145,377	(3,794)
Eiffage SA	7,171	463,921	(64,159)
Etablissements Maurel et Prom	27,292	424,729	(40,680)
GDF Suez	150,751	3,843,684	(62,779)
Groupe Eurotunnel SA	43,089	488,175	38,178
Iliad SA	21,567	5,035,434	(485,866)
Imerys SA	8,994	688,112	(25,101)
JCDecaux SA	13,233	474,791	(57,443)
Lagardere SCA	180,534	5,563,080	(731,981)
Natixis SA	33,013	196,048	31,079
Orange SA	595,406	8,537,752	347,259
Publicis Groupe SA	9,915	755,803	(76,344)
Renault SA	34,978	2,795,553	(265,256)
Rexel SA	179,373	3,862,183	(512,434)
Safran SA	5,753	311,305	61,683
Sanofi	22,551	2,045,909	503,947
SCOR SE	10,084	310,341	4,610
SES SA	89,675	3,097,549	5,052
Societe BIC SA	16,568	1,762,630	373,086
Societe Generale SA	983	53,439	(3,298)
Societe Television Francaise 1	19,664	293,466	(28,476)
Sodexo	930	89,706	1,268
Suez Environnement Co.	247,031	3,308,053	870,309
Thales SA	19,378	1,033,086	(1,747)
Total SA	124,768	7,246,549	832,690
Valeo SA	76,541	4,472,460	4,032,358
Wendel SA	2,543	335,268	(47,074)

			4,893,736

Ireland
DCC PLC	45,221	2,477,455	25,878

Total of Long Equity Positions			4,919,614

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

France
Accor SA	(25,019)	$(830,207)	$(277,839)
Air France-KLM	(58,707)	(764,086)	214,335
Air Liquide SA	(10,556)	(1,233,853)	(53,144)
Alcatel-Lucent	(1,388,586)	(2,169,300)	(2,113,521)
BNP Paribas SA	(10,210)	(614,919)	(62,700)
Bouygues SA	(27,267)	(829,746)	(51,916)
Carrefour SA	(104,739)	(3,586,887)	352,078
Casino Guichard Perrachon SA	(2,670)	(304,172)	16,918
CGG SA	(262,997)	(3,658,221)	1,262,002
Christian Dior SA	(1,132)	(190,828)	1,191
Cie de St-Gobain	(37,958)	(1,809,911)	75,553
Edenred	(22,464)	(626,112)	72,576
Electricite de France SA	(125,317)	(3,645,215)	(466,025)
Essilor International SA	(29,149)	(2,899,388)	(297,314)
Eutelsat Communications SA	(74,312)	(2,296,241)	(101,470)
Faurecia	(25,806)	(711,270)	(112,775)
Hermes International	(1,415)	(465,465)	42,261
Ingenico	(460)	(36,986)	(9,992)
Kering	(29,846)	(5,863,365)	(154,180)
LVMH Moet Hennessy Louis Vuitton SA	(41,623)	(7,120,062)	361,233
Neopost SA	(12,456)	(700,898)	(215,254)
Pernod Ricard SA	(24,018)	(2,487,173)	(231,204)
Peugeot SA	(212,846)	(3,020,687)	297,173
Remy Cointreau SA	(28,915)	(2,307,731)	225,161
Schneider Electric SE	(39,118)	(3,282,303)	281,074
Technip SA	(33,091)	(2,853,378)	77,507
Vallourec SA	(218,109)	(10,426,531)	389,180
Veolia Environnement SA	(428,971)	(4,761,460)	(2,802,612)
Vinci SA	(13,490)	(923,034)	140,198
Zodiac Aerospace	(18,916)	(554,429)	(48,777)

			(3,190,283)

Total of Short Equity Positions			(3,190,283)

Total of Long and Short Equity Positions			1,729,331

Net Cash and Other Receivables/ (Payables) (b)			(1,299,986)

Swaps, at Value			$429,345

See notes to Schedule of Investments.	(Continued)

Consolidated Schedules of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$(5,755,048)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

India
Reliance Industries Ltd.	37,965	$1,128,582	$29,537
State Bank of India	8,306	681,075	(27,236)

			2,301

Korea, Republic of
Samsung Electronics Co., Ltd.	13,128	8,701,289	(1,374,645)

Russia
Gazprom OAO	343,952	3,068,802	(656,579)
Lukoil OAO	13,227	857,650	(183,849)
NOVATEK OAO	4,387	452,686	4,339
Rosneft OAO	56,355	423,030	(94,753)
Sistema JSFC	92,030	2,567,001	(1,935,771)
Surgutneftegas OAO	134,541	1,020,596	(124,618)
Tatneft OAO	44,569	1,656,538	(89,457)

			(3,080,688)

Total of Long Equity Positions			(4,453,032)

Net Cash and Other Receivables/ (Payables) (b)			(1,302,016)

Swaps, at Value			$(5,755,048)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the AUD/USD Overnight Forward FX Swap Rate plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	12 months maturity 10/16/2014	$(1,143,748)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Australia
Goodman Fielder Ltd.	6,366,829	$3,779,327	$(282,608)
PanAust Ltd.	3,002,859	5,779,654	(666,842)
SAI Global Ltd.	392,833	1,764,684	(370,176)
Treasury Wine Estates Ltd.	946,238	4,244,584	(746,674)

			(2,066,300)

Total of Long Equity Positions			(2,066,300)

Net Cash and Other Receivables/ (Payables) (b)			922,552

Swaps, at Value			$(1,143,748)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Deutsche Bank	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	24 months maturity 12/22/2014	$(189,047)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

Short Positions

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

United Kingdom
AMEC PLC	(522,439)	$(9,094,889)	$(227,603)

Net Cash and Other Receivables/ (Payables) (b)			38,556

Swaps, at Value			$(189,047)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Deutsche Bank is included in the collateral noted in the previous Deutsche Bank total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate, which is denominated in USD based on the local currencies of the positions within the swap.	10 to 25 months maturity ranging from 07/23/2015 - 07/24/2015	$70,362,518

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	23,400	$925,598	$(103,557)

Ireland
Alkermes PLC	22,900	995,256	(13,533)

Singapore
Avago Technologies Ltd.	3,100	271,981	(2,281)
Flextronics International Ltd.	1,006,600	8,165,228	2,222,884

			2,220,603

Sweden
Autoliv, Inc.	35,300	3,224,601	20,175

Switzerland
Allied World Assurance Co. Holdings AG	53,962	1,721,329	266,631
TE Connectivity Ltd.	132,133	6,517,537	788,097
Tyco International Ltd.	133,256	4,783,467	1,155,753

			2,210,481

United Kingdom
Aon PLC	33,600	2,626,367	319,345
Delphi Automotive PLC	92,400	6,131,243	(463,427)
Pentair PLC	3,900	270,228	(14,817)
Willis Group Holdings PLC	13,400	570,095	(15,335)

			(174,234)

United States
Aaron’s, Inc.	9,300	276,278	(50,102)
Abbott Laboratories	92,907	3,375,929	488,073
AbbVie, Inc.	23,702	1,285,683	83,344
Accenture PLC	1,871	140,737	11,413
Actavis PLC	22,700	5,284,836	192,220
Activision Blizzard, Inc.	125,662	2,174,308	438,205
Acxiom Corp.	71,668	1,816,706	(630,601)
Adobe Systems, Inc.	9,580	676,432	(13,592)
Advance Auto Parts, Inc.	16,238	1,635,633	480,178
Advent Software, Inc.	11,789	382,211	(10,150)
AECOM Technology Corp.	120,763	3,960,301	115,451
AES Corp.	20,186	290,110	(3,872)
Aetna, Inc.	73,700	5,379,951	589,749
AGCO Corp.	3,700	219,933	(51,731)
Agilent Technologies, Inc.	24,645	1,335,428	68,844
AGL Resources, Inc.	5,400	292,884	(15,648)
Alaska Air Group, Inc.	75,695	2,318,159	977,601

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Alexion Pharmaceuticals, Inc.	53,900	$8,775,160	$162,538
Alliant Energy Corp.	9,700	531,063	6,414
Alliant Techsystems, Inc.	9,700	938,951	299,157
Allstate Corp./The	25,300	1,428,957	123,704
Alpha Natural Resources, Inc.	318,100	1,333,594	(544,706)
Amazon.com, Inc.	12,295	4,512,344	(547,945)
Amdocs Ltd.	64,000	2,582,761	353,559
AMERCO	2,300	635,471	(33,123)
Ameren Corp.	46,400	1,727,136	51,376
American Capital Ltd.	280,122	3,736,243	230,284
American Electric Power Co., Inc.	66,500	3,376,763	95,202
American Express Co.	40,100	3,529,152	(18,798)
American Financial Group, Inc.	52,400	2,804,424	229,012
American International Group, Inc.	4,764	254,792	2,559
American Water Works Co., Inc.	25,249	1,079,192	138,568
Ameriprise Financial, Inc.	20,600	2,113,530	428,098
Amgen, Inc.	2,113	257,721	39,071
Anadarko Petroleum Corp.	53,229	5,362,661	36,889
ANN, Inc.	64,946	2,509,510	161,719
AO Smith Corp.	68,305	2,927,508	301,953
Apache Corp.	33,700	3,425,231	(261,812)
Apollo Education Group, Inc.	72,700	2,091,991	(263,586)
Applied Materials, Inc.	1,626	36,044	(906)
Archer-Daniels-Midland Co.	222,400	8,973,069	2,391,571
ARIAD Pharmaceuticals, Inc.	154,900	1,002,133	(165,673)
ARRIS Group, Inc.	57,180	1,836,419	(215,080)
Arrow Electronics, Inc.	47,366	2,246,984	374,724
Arthur J. & Gallager Corp.	43,700	2,022,775	(40,543)
Artisan Partners Asset Management, Inc.	1,100	62,095	(4,840)
Ascena Retail Group, Inc.	26,500	453,276	(100,826)
Ashland, Inc.	3,700	384,740	430
Aspen Insurance Holdings Ltd.	5,600	239,441	71
Associated Banc-Corp.	25,000	416,000	19,500
Assurant, Inc.	96,600	5,501,552	709,828
AT&T, Inc.	48,546	1,736,183	(25,422)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Atmel Corp.	277,400	$2,414,324	$(172,932)
Atmos Energy Corp.	13,847	652,123	8,379
Autodesk, Inc.	88,605	4,176,867	705,268
Automatic Data Processing, Inc.	3,585	292,532	5,310
AutoZone, Inc.	2,000	1,076,457	(57,137)
Avery Dennison Corp.	24,500	1,179,359	(85,434)
Avnet, Inc.	75,500	2,755,263	377,987
Axis Capital Holdings Ltd.	27,302	1,231,082	61,121
Baker Hughes, Inc.	126,100	9,182,004	(977,938)
Ball Corp.	35,900	1,805,379	466,014
Bank of America Corp.	119,000	1,854,429	174,521
Bank of New York Mellon Corp./The	1,500	58,699	(604)
Barnes & Noble, Inc.	36,163	630,558	83,299
BB&T Corp.	6,400	232,243	5,901
Becton Dickinson and Co.	8,200	960,613	(27,371)
Best Buy Co., Inc.	130,693	3,759,791	630,187
Big Lots, Inc.	56,927	2,324,220	126,487
Biogen Idec, Inc.	50,949	15,266,530	1,587,909
Booz Allen Hamilton Holding Corp.	22,200	483,322	36,158
Boston Scientific Corp.	261,594	2,724,742	364,683
Brinker International, Inc.	1,700	89,089	(2,746)
Bristol-Myers Squibb Co.	18,892	935,184	31,709
Broadcom Corp.	102,600	3,891,563	255,529
Broadridge Financial Solutions, Inc.	46,300	1,652,822	274,647
Brocade Communications Systems, Inc.	1,449,836	10,228,011	5,531,707
Brown & Brown, Inc.	32,400	1,025,387	16,273
Bruker Corp.	19,400	368,782	(9,591)
Bunge Ltd.	19,200	1,503,619	113,597
Burger King Worldwide, Inc.	6,100	180,650	276
CA, Inc.	147,757	4,356,170	(227,840)
Cabot Corp.	28,083	1,437,100	(11,326)
Capital One Financial Corp.	80,300	6,185,104	368,982
Cardinal Health, Inc.	114,241	7,020,830	1,538,106
Career Education Corp.	95,803	354,471	132,208
CareFusion Corp.	89,782	3,469,911	592,724
Carlisle Cos., Inc.	21,367	1,531,075	186,404
CBOE Holdings, Inc.	7,800	424,259	(6,764)
CBS Corp.	42,292	2,552,398	(289,776)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CDW Corp.	2,300	$71,967	$(552)
Celanese Corp.	10,600	532,831	87,482
Celgene Corp.	61,446	5,374,400	449,452
Centene Corp.	9,300	738,022	31,181
CenterPoint Energy, Inc.	22,438	543,275	5,783
CenturyLink, Inc.	3,882	156,468	2,267
CF Industries Holdings, Inc.	12,000	2,575,211	775,429
Charles River Laboratories International, Inc.	47,600	2,326,925	516,699
Cheesecake Factory, Inc./The	1,511	65,785	2,966
Chevron Corp.	16,868	2,175,628	(162,939)
Chico’s FAS, Inc.	165,387	2,725,500	(282,734)
Chipotle Mexican Grill, Inc.	1,129	735,696	16,884
Cigna Corp.	113,168	9,617,712	645,494
Cimarex Energy Co.	20,147	2,592,907	(43,707)
Cinemark Holdings, Inc.	32,641	975,167	135,933
Cintas Corp.	38,631	2,086,837	640,125
Cisco Systems, Inc.	16,906	426,877	(1,352)
Cleco Corp.	16,649	890,714	(89,065)
Cobalt International Energy, Inc.	151,345	2,606,918	(548,626)
Coca-Cola Enterprises, Inc.	52,281	1,972,209	346,976
Cognizant Technology Solutions Corp.	66,950	3,261,636	(264,284)
Colgate-Palmolive Co.	16,500	1,105,021	(28,891)
Comcast Corp.	711	39,134	(896)
Commercial Metals Co.	199,400	3,061,785	341,973
Computer Sciences Corp.	160,300	7,826,941	1,975,404
Compuware Corp.	96,355	1,090,174	(67,847)
ConocoPhillips	105,831	8,536,256	(438,068)
Consolidated Edison, Inc.	26,800	1,524,953	(6,465)
Convergys Corp.	57,534	1,181,641	(156,385)
Con-way, Inc.	30,890	1,260,312	206,963
Cooper Cos., Inc./The	2,800	351,782	84,318
Copart, Inc.	16,600	586,435	(66,606)
CoreLogic, Inc.	53,200	1,647,574	(207,450)
Corning, Inc.	63,000	1,286,892	(68,472)
Costco Wholesale Corp.	750	94,629	(639)
Covance, Inc.	3,700	296,371	(5,181)
CR Bard, Inc.	10,500	1,560,291	(61,836)
Crane Co.	41,953	2,668,975	(17,126)
Crocs, Inc.	9,751	128,980	(6,313)
Crown Holdings, Inc.	81,432	3,485,695	139,658

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CSX Corp.	14,141	$420,019	$33,341
Cummins, Inc.	9,696	1,177,134	102,544
CVS Health Corp.	109,673	8,217,295	511,579
Cytec Industries, Inc.	66,968	2,516,992	649,924
Danaher Corp.	1,263	99,385	(3,423)
DaVita HealthCare Partners, Inc.	15,469	1,136,265	(4,862)
Deere & Co.	2,500	208,054	(3,079)
Delta Air Lines, Inc.	208,276	7,752,842	(223,665)
Deluxe Corp.	4,500	240,004	8,216
Devon Energy Corp.	19,600	1,415,808	(79,480)
Diamond Offshore Drilling, Inc.	19,413	937,615	(272,331)
Dillard’s, Inc.	53,895	4,496,981	1,376,497
Discover Financial Services	94,360	4,822,979	1,252,862
DISH Network Corp.	127,900	7,302,192	957,590
Dolby Laboratories, Inc.	3,800	147,408	11,394
Dollar General Corp.	87,397	4,971,891	368,940
Dollar Tree, Inc.	69,409	3,748,720	143,042
Domino’s Pizza, Inc.	64,100	4,094,616	838,520
Donaldson Co., Inc.	1,776	70,762	1,397
Dover Corp.	25,496	2,120,259	(72,165)
Dow Chemical Co./The	60,700	3,176,040	7,068
Dr Pepper Snapple Group, Inc.	30,200	1,687,801	254,361
Dril-Quip, Inc.	2,000	210,911	(32,111)
DST Systems, Inc.	29,500	2,220,590	255,050
DSW, Inc.	46,698	1,292,944	113,133
DTE Energy Co.	45,220	3,173,477	266,861
East West Bancorp., Inc.	16,994	546,319	31,477
Eastman Chemical Co.	7,500	607,187	(512)
eBay, Inc.	135,721	7,049,809	636,071
EchoStar Corp.	3,500	182,330	(11,670)
Edison International	55,400	2,814,452	283,516
Edwards Lifesciences Corp.	1,543	157,872	(255)
Electronic Arts, Inc.	97,700	3,052,278	426,819
EMC Corp.	122,500	3,585,043	(693)
EMCOR Group, Inc.	2,100	88,863	(4,947)
Emerson Electric Co.	19,900	1,331,020	(85,678)
Endurance Specialty Holdings Ltd.	2,100	117,974	(2,096)
Energen Corp.	28,171	2,253,627	(218,554)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Energizer Holdings, Inc.	18,200	$1,981,880	$260,542
Entergy Corp.	42,100	3,093,434	162,159
EOG Resources, Inc.	88,667	9,371,378	(591,572)
Equifax, Inc.	15,274	938,435	203,144
Esterline Technologies Corp.	5,600	458,416	164,696
Everest Re Group Ltd.	23,206	3,012,139	747,465
Exelis, Inc.	20,800	329,025	15,007
Expedia, Inc.	36,454	3,143,673	50,426
Express Scripts Holding Co.	6,262	416,350	25,935
Facebook, Inc.	233,034	15,234,829	3,184,178
Fair Isaac Corp.	9,123	469,038	33,640
Fairchild Semiconductor International, Inc.	28,195	463,426	(25,558)
FedEx Corp.	27,100	3,660,293	715,002
Fidelity National Information Services, Inc.	53,100	2,473,424	516,106
Fifth Third Bancorp.	46,730	926,874	8,660
First Solar, Inc.	38,365	1,748,363	776,438
Fiserv, Inc.	44,700	2,449,410	439,774
FleetCor Technologies, Inc.	40,800	5,006,197	792,299
FLIR Systems, Inc.	5,200	176,204	(13,236)
Fluor Corp.	26,220	2,017,888	(266,654)
FNF Group	13,300	375,426	(6,484)
Foot Locker, Inc.	180,087	7,300,222	2,721,620
Fortinet, Inc.	73,490	1,796,865	59,860
Fossil Group, Inc.	17,200	1,773,024	(157,944)
Frontier Communications Corp.	222,600	1,218,870	230,256
Fulton Financial Corp.	46,600	569,408	(53,080)
GameStop Corp.	13,249	639,115	(93,256)
Gap, Inc./The	171,371	7,487,134	(342,677)
Gartner, Inc.	27,519	1,653,066	368,755
General Cable Corp.	6,438	163,209	(66,124)
General Dynamics Corp.	12,600	1,508,911	92,423
General Electric Co.	237,010	6,218,020	(145,824)
Genpact Ltd.	27,600	474,004	(23,572)
Genuine Parts Co.	18,003	1,497,336	81,707
Genworth Financial, Inc.	218,617	3,594,643	(730,760)
Gilead Sciences, Inc.	8,367	864,764	25,903
Goldman Sachs Group, Inc./The	12,015	1,999,741	205,853
Goodyear Tire & Rubber Co./The	116,735	2,865,826	(229,366)
Google, Inc.	3,878	2,246,608	35,246

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Graham Holdings Co.	3,632	$2,191,697	$349,214
Groupon, Inc.	704,380	5,475,367	(770,109)
Guess?, Inc.	75,907	2,393,778	(726,101)
H&R Block, Inc.	92,926	2,955,743	(74,108)
Halliburton Co.	111,100	7,426,597	(259,536)
Hanesbrands, Inc.	36,826	2,734,569	1,222,016
Hanover Insurance Group, Inc./The	27,843	1,498,976	211,141
Harman International Industries, Inc.	62,600	4,540,931	1,596,373
Harris Corp.	10,200	733,758	(56,478)
Harsco Corp.	85,186	2,181,659	(357,827)
Hartford Financial Services Group, Inc./The	12,600	440,048	29,302
Hawaiian Electric Industries, Inc.	21,442	514,238	55,047
HCA Holdings, Inc.	127,300	7,817,745	1,159,451
HCC Insurance Holdings, Inc.	16,800	771,877	39,395
HD Supply Holdings, Inc.	9,700	274,643	(10,221)
Health Net, Inc.	151,600	5,539,921	1,450,355
Helix Energy Solutions Group, Inc.	68,200	1,734,146	(229,654)
Helmerich & Payne, Inc.	21,400	2,443,255	(348,837)
Hershey Co./The	619	57,432	1,640
Hertz Global Holdings, Inc.	96,300	2,729,479	(284,422)
Hess Corp.	55,991	4,371,378	909,693
Hewlett-Packard Co.	290,962	9,389,947	930,475
Hill-Rom Holdings, Inc.	61,200	2,170,081	365,435
Hilton Worldwide Holdings, Inc.	15,200	385,384	(11,008)
Home Depot, Inc./The	38,948	3,298,973	274,117
Honeywell International, Inc.	8,100	667,372	86,900
Hormel Foods Corp.	14,300	625,832	109,045
Howard Hughes Corp./The	11,600	1,766,120	(26,120)
Hubbell, Inc.	4,891	520,354	69,159
Humana, Inc.	83,400	9,479,388	1,386,798
Huntington Bancshares, Inc.	48,819	436,433	38,575
Huntington Ingalls Industries, Inc.	29,200	2,760,214	282,718
Hyatt Hotels Corp.	5,800	340,271	10,745
IAC/InterActiveCorp.	166,929	9,843,869	1,156,752
IDEX Corp.	6,500	500,317	(29,912)
Illinois Tool Works, Inc.	4,539	389,391	(6,209)
Ingersoll-Rand PLC	99,300	5,318,683	277,865
Ingram Micro, Inc.	223,834	5,005,890	771,265
Ingredion, Inc.	35,722	2,276,985	430,386

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Integrated Device Technology, Inc.	184,600	$2,410,880	$533,490
Intel Corp.	117,678	3,930,276	167,272
International Flavors & Fragrances, Inc.	4,245	417,028	(10,018)
International Rectifier Corp.	41,025	1,084,047	525,774
Interpublic Group of Cos., Inc./The	147,618	2,321,082	383,280
Intersil Corp.	85,500	1,121,699	93,257
Intuit, Inc.	30,900	2,295,771	412,614
Itron, Inc.	2,200	87,246	(764)
ITT Corp.	121,300	4,158,753	1,292,469
Jabil Circuit, Inc.	373,775	7,958,524	(419,483)
Jack Henry & Associates, Inc.	11,100	609,733	8,093
Jarden Corp.	32,100	1,799,410	130,121
JDS Uniphase Corp.	141,472	1,760,680	50,162
JM Smucker Co./The	4,700	498,779	(33,526)
John Wiley & Sons, Inc.	9,622	583,502	(43,612)
Johnson & Johnson	36,070	3,697,683	147,018
Johnson Controls, Inc.	164,068	7,878,757	(659,765)
JPMorgan Chase & Co.	75,205	4,208,109	322,240
Juniper Networks, Inc.	92,300	2,120,506	(76,061)
KAR Auction Services, Inc.	7,917	234,174	(7,510)
Kate Spade & Co.	4,500	145,655	(27,620)
KBR, Inc.	184,744	5,337,550	(1,858,820)
KeyCorp.	218,558	2,679,187	234,192
Kimberly-Clark Corp.	25,582	2,747,346	4,510
KLA-Tencor Corp.	27,000	1,633,010	494,050
L-3 Communications Holdings, Inc.	13,700	1,265,469	363,735
Lam Research Corp.	4,900	338,040	27,990
Landstar System, Inc.	4,100	215,250	80,729
Lear Corp.	53,400	4,845,142	(230,848)
Lennox International, Inc.	21,000	1,569,292	44,978
Leucadia National Corp.	73,018	1,954,333	(213,584)
Level 3 Communications, Inc.	24,197	1,058,665	47,864
Lincoln Electric Holdings, Inc.	6,500	461,078	(11,700)
Live Nation Entertainment, Inc.	88,117	2,038,986	77,585
Lockheed Martin Corp.	26,300	4,410,102	397,012
Loews Corp.	47,500	2,195,005	(216,155)
Lowe’s Cos., Inc.	136,936	6,352,234	894,420

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
LPL Financial Holdings, Inc.	38,440	$1,874,777	$(104,615)
LyondellBasell Industries NV	112,285	7,799,320	4,401,568
M&T Bank Corp.	7,391	884,266	26,970
Macy’s, Inc.	108,703	5,874,243	450,098
Madison Square Garden Co./The	4,000	244,526	19,954
Manpowergroup, Inc.	92,043	6,349,332	102,883
Marathon Oil Corp.	131,754	5,070,326	(117,693)
Marathon Petroleum Corp.	78,400	6,453,660	184,468
Marsh & McLennan Cos., Inc.	11,430	508,833	89,413
Marvell Technology Group Ltd.	342,736	4,427,326	192,755
Masco Corp.	93,300	1,980,905	250,831
MasterCard, Inc.	1,600	123,556	(5,284)
Maxim Integrated Products, Inc.	39,050	1,084,480	96,392
McGraw Hill Financial, Inc.	31,600	2,207,583	461,037
McKesson Corp.	59,409	9,925,965	1,639,185
MeadWestvaco Corp.	1,600	64,581	923
Medivation, Inc.	22,000	1,764,221	410,919
Medtronic, Inc.	38,400	2,425,987	(47,107)
Merck & Co., Inc.	101,520	5,952,815	65,290
MetLife, Inc.	26,068	1,442,445	(42,073)
MGM Resorts International	10,300	261,191	(26,557)
Microsoft Corp.	68,400	2,762,456	408,568
MKS Instruments, Inc.	29,072	793,523	176,901
Mohawk Industries, Inc.	9,300	1,191,445	62,381
Mondelez International, Inc.	153,316	5,165,729	87,644
Monster Beverage Corp.	13,308	1,196,515	23,430
MRC Global, Inc.	5,000	133,134	(16,534)
MSCI, Inc.	4,900	230,163	235
Murphy Oil Corp.	30,559	1,807,429	(68,317)
Murphy USA, Inc.	43,350	1,928,831	371,320
Myriad Genetics, Inc.	34,586	1,183,462	150,520
Nabors Industries Ltd.	111,934	2,599,538	(51,921)
National Oilwell Varco, Inc.	38,500	3,049,160	(119,310)
Navient Corp.	250,856	4,157,280	285,379
NetApp, Inc.	169,584	6,296,774	988,555
New York Times Co./The	5,500	68,185	(6,475)
Newell Rubbermaid, Inc.	59,264	1,732,724	306,551
Newfield Exploration Co.	80,515	3,109,720	(125,029)
News Corp.	121,400	2,087,437	(102,547)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
NextEra Energy, Inc.	3,500	$333,954	$(5,374)
Nielsen NV	2,900	138,651	(10,094)
NIKE, Inc.	39,700	3,085,667	455,573
NiSource, Inc.	7,400	244,569	58,683
Norfolk Southern Corp.	21,647	2,283,314	132,491
Northrop Grumman Corp.	87,549	9,282,649	2,252,807
NOW, Inc.	3,400	113,980	(10,586)
NVIDIA Corp.	39,800	635,227	99,083
NVR, Inc.	300	345,046	(6,040)
Occidental Petroleum Corp.	12,380	1,247,889	(57,552)
Oceaneering International, Inc.	26,900	2,174,042	(420,969)
OGE Energy Corp.	34,800	1,278,842	12,586
Oil States International, Inc.	38,000	2,330,363	21,837
Old Dominion Freight Line, Inc.	34,300	1,544,839	878,113
Omnicare, Inc.	14,300	716,573	173,745
Omnicom Group, Inc.	26,825	1,929,968	(82,799)
ON Semiconductor Corp.	251,894	2,131,574	120,359
ONEOK, Inc.	11,300	751,871	(11,156)
Oracle Corp.	114,299	4,422,068	(46,703)
O’Reilly Automotive, Inc.	18,600	2,346,016	450,680
Oshkosh Corp.	37,077	1,782,545	(145,596)
Owens-Illinois, Inc.	152,700	4,623,560	(645,725)
Packaging Corp. of America	13,715	736,732	138,560
Pandora Media, Inc.	114,609	3,020,664	(251,711)
Parker-Hannifin Corp.	16,725	1,861,301	47,858
PartnerRe Ltd.	900	100,879	(1,978)
Patterson-UTI Energy, Inc.	266,100	7,672,206	984,027
PepsiCo, Inc.	8,450	777,182	9,429
PerkinElmer, Inc.	6,995	240,777	64,205
PetSmart, Inc.	24,583	1,752,279	(29,256)
Pfizer, Inc.	289,885	8,691,491	(119,592)
Phillips 66	155,100	11,716,477	894,704
Pilgrim’s Pride Corp.	55,611	1,712,753	(13,281)
Pinnacle West Capital Corp.	6,900	375,746	1,270
PNC Financial Services Group, Inc./The	47,682	3,903,406	177,219
PNM Resources, Inc.	35,500	871,647	12,658
Polaris Industries, Inc.	4,065	455,673	153,223
Polycom, Inc.	297,564	3,577,374	78,199
PPG Industries, Inc.	31,642	5,275,332	949,915

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Priceline Group, Inc./The	2,269	$2,777,639	$(148,821)
ProAssurance Corp.	9,900	513,096	(76,803)
Protective Life Corp.	2,844	122,633	74,769
Prudential Financial, Inc.	24,767	2,059,743	118,267
Public Service Enterprise Group, Inc.	75,450	2,809,812	(54)
PulteGroup, Inc.	392,507	7,579,861	(648,188)
PVH Corp.	8,483	1,046,328	(18,612)
Quanta Services, Inc.	14,354	495,124	25,782
Raytheon Co.	85,800	6,804,830	1,914,166
Regal-Beloit Corp.	14,700	1,035,425	(90,950)
Regions Financial Corp.	163,857	1,589,406	55,719
Reinsurance Group of America, Inc.	30,784	2,128,428	338,294
Reliance Steel & Aluminum Co.	87,400	6,097,230	(119,070)
Reynolds American, Inc.	1,500	84,252	4,248
RF Micro Devices, Inc.	195,226	1,991,398	261,510
Rite Aid Corp.	1,082,534	7,312,926	(2,073,462)
Robert Half International, Inc.	7,190	262,322	89,988
Rock-Tenn Co.	38,872	2,039,374	(189,845)
Rockwell Automation, Inc.	8,700	885,220	70,736
Ross Stores, Inc.	45,696	3,158,486	295,218
Rovi Corp.	38,535	894,305	(133,432)
Royal Caribbean Cruises Ltd.	66,100	3,555,243	892,626
RPC, Inc.	16,100	294,311	59,245
RPM International, Inc.	29,200	996,304	340,472
Ryder System, Inc.	47,200	3,075,841	1,170,743
SandRidge Energy, Inc.	60,400	327,657	(68,541)
SEACOR Holdings, Inc.	5,400	459,182	(55,262)
Sears Holdings Corp.	59,092	2,221,999	(731,107)
SeaWorld Entertainment, Inc.	15,900	326,157	(20,400)
SEI Investments Co.	75,600	2,495,754	237,942
Sempra Energy	18,200	1,811,224	106,692
Service Corp. International	17,400	324,510	43,326
Sherwin-Williams Co./The	3,385	593,997	147,284
Signet Jewelers Ltd.	27,532	2,039,695	1,096,475
Skyworks Solutions, Inc.	129,100	6,558,699	935,556
SM Energy Co.	57,142	4,601,821	(144,745)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Snap-on, Inc.	14,640	$1,463,306	$309,305
SolarCity Corp.	36,200	2,537,425	(379,904)
Sonoco Products Co.	629	25,903	(1,190)
Southwest Airlines Co.	169,100	4,457,591	1,252,916
Spectrum Brands Holdings, Inc.	1,700	143,200	10,701
Spirit AeroSystems Holdings, Inc.	24,700	940,315	(233)
Spirit Airlines, Inc.	3,800	260,471	2,261
Splunk, Inc.	10,431	496,462	80,998
SPX Corp.	18,900	1,633,618	141,659
St. Jude Medical, Inc.	10,105	646,944	(39,331)
Starbucks Corp.	61,495	4,593,672	46,741
Steel Dynamics, Inc.	207,917	3,162,418	1,538,586
STERIS Corp.	3,070	136,615	29,042
Stryker Corp.	5,600	438,005	14,195
SunTrust Banks, Inc.	73,496	2,701,613	93,440
Superior Energy Services, Inc.	168,700	4,867,667	677,502
Symantec Corp.	236,765	5,618,566	(52,221)
Synopsys, Inc.	44,846	1,680,380	99,782
Tech Data Corp.	64,970	3,493,907	330,228
Teleflex, Inc.	12,500	992,625	320,375
Telephone & Data Systems, Inc.	54,300	1,435,060	(134,032)
Thermo Fisher Scientific, Inc.	21,100	2,209,300	358,570
Thoratec Corp.	20,264	711,616	(169,960)
Time Warner, Inc.	62,400	4,782,236	(89,132)
Time, Inc.	18,800	462,477	(21,993)
Timken Co./The	109,300	4,562,006	71,221
TimkenSteel Corp.	4,950	163,999	66,127
TJX Cos., Inc./The	42,645	2,422,951	100,354
Torchmark Corp.	7,805	408,197	551
Toro Co./The	11,247	676,200	(10,040)
Total System Services, Inc.	40,999	1,074,138	195,191
Towers Watson & Co.	49,800	5,468,288	(513,188)
Travelers Cos., Inc./The	45,000	3,996,684	230,616
Trinity Industries, Inc.	40,900	1,809,974	100,874
TRW Automotive Holdings Corp.	8,500	814,615	46,010
Tupperware Brands Corp.	13,215	1,137,248	(224,885)
Tyson Foods, Inc.	178,612	6,612,300	419,654
UGI Corp.	22,500	695,969	71,056
Union Pacific Corp.	21,024	1,969,146	310,276
Unit Corp.	36,200	1,931,079	192,051
United Parcel Service, Inc.	12,600	1,159,154	79,300
United States Steel Corp.	192,862	5,345,367	2,209,037

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Technologies Corp.	1,300	$140,946	$(3,666)
United Therapeutics Corp.	13,000	1,166,732	505,718
Universal Health Services, Inc.	50,182	3,673,523	1,570,496
Unum Group	116,336	3,875,881	123,751
Valero Energy Corp.	128,200	6,506,245	(574,431)
Validus Holdings Ltd.	201	7,583	284
Valmont Industries, Inc.	2,343	349,688	(33,547)
Valspar Corp./The	14,895	1,047,770	128,787
Vectren Corp.	3,328	129,161	3,626
Vectrus, Inc.	1,155	23,480	(923)
Verisk Analytics, Inc.	14,398	893,224	(16,530)
Verizon Communications, Inc.	12,300	604,485	10,392
Vertex Pharmaceuticals, Inc.	119,273	10,422,054	2,973,497
VF Corp.	5,200	335,279	8,077
Viacom, Inc.	79,400	6,609,701	(500,665)
Vishay Intertechnology, Inc.	58,247	830,234	2,116
Visteon Corp.	26,000	2,336,326	192,174
Voya Financial, Inc.	4,100	162,021	(1,711)
Vulcan Materials Co.	17,600	1,107,972	(47,924)
WABCO Holdings, Inc.	60,000	5,219,700	237,300
Wabtec Corp.	9,437	665,993	98,781
Waddell & Reed Financial, Inc.	42,800	2,593,319	(380,987)
Walgreen Co.	126,781	8,525,716	(1,011,406)
Walt Disney Co./The	26,047	2,252,515	66,449
Waste Connections, Inc.	91	4,426	(10)
Waste Management, Inc.	9,970	456,439	17,435
Weight Watchers International, Inc.	32,900	700,183	202,593
WellPoint, Inc.	58,200	6,203,079	758,805
Wells Fargo & Co.	94,695	4,886,729	25,101
Werner Enterprises, Inc.	2,400	62,587	(2,107)
Western Digital Corp.	126,766	9,186,453	3,150,414
Westlake Chemical Corp.	3,300	276,654	9,093
Whirlpool Corp.	24,308	3,312,710	227,750
Whiting Petroleum Corp.	50,929	3,593,694	355,850
Windstream Holdings, Inc.	9,500	107,224	(4,814)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Worthington Industries, Inc.	54,900	$1,949,620	$93,758
WPX Energy, Inc.	81,100	1,929,482	21,784
WR Grace & Co.	23,377	1,924,241	201,663
Wyndham Worldwide Corp.	31,153	1,864,196	667,297
Wynn Resorts Ltd.	3,800	781,085	(70,181)
Xcel Energy, Inc.	4,564	127,691	11,055
Xerox Corp.	192,218	2,071,465	471,579
Xilinx, Inc.	38,400	1,781,408	(155,168)
Yahoo!, Inc.	269,001	8,812,924	2,148,867
Zebra Technologies Corp.	5,300	401,899	(25,758)
Zimmer Holdings, Inc.	25,900	2,338,906	265,339

			91,892,005

Total of Long Equity Positions			96,051,940

Short Positions

Canada
Lululemon Athletica, Inc.	(58,600)	(2,934,553)	472,767

Cayman Islands
Theravance Biopharma, Inc.	(6,200)	(161,696)	18,786

Ireland
Allegion PLC	(200)	(11,022)	1,494
Endo International PLC	(29,461)	(1,948,698)	(64,667)
Seagate Technology PLC	(36,826)	(2,137,119)	28,094

			(35,079)

Netherlands
Chicago Bridge & Iron Co. NV	(30,000)	(1,965,497)	229,997
Core Laboratories NV	(27,700)	(4,329,079)	275,184
QIAGEN NV	(1)	(24)	2
Sensata Technologies Holding NV	(82,800)	(3,296,400)	(390,684)

			114,499

Norway
Golar LNG Ltd.	(30,500)	(1,744,722)	(280,478)
Seadrill Ltd.	(202,400)	(7,467,751)	2,051,527

			1,771,049

Panama
Copa Holdings SA	(22,867)	(3,047,671)	594,270

Switzerland
Garmin, Ltd.	(10,500)	(551,657)	5,762
Transocean Ltd.	(86,700)	(3,664,144)	892,345
Weatherford International PLC	(64,580)	(1,517,758)	174,494

			1,072,601

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom
Ensco PLC	(162,500)	$(8,205,053)	$1,492,178
Liberty Global PLC	(293,909)	(12,458,114)	(44,775)
Noble Corp. PLC	(155,600)	(4,351,369)	893,937

			2,341,340

United States
Abercrombie & Fitch Co.	(188,403)	(7,096,909)	250,344
ACI Worldwide, Inc.	(50,700)	(927,504)	(23,628)
Acuity Brands, Inc.	(10,800)	(1,123,675)	(147,593)
ADT Corp./The	(239,000)	(7,707,180)	(767,761)
ADTRAN, Inc.	(258,300)	(6,713,667)	1,410,768
Advanced Micro Devices, Inc.	(237,482)	(889,394)	79,580
Aflac, Inc.	(39,881)	(2,477,546)	154,478
Air Lease Corp.	(3,700)	(129,309)	9,059
Air Products & Chemicals, Inc.	(12,000)	(1,345,042)	(217,118)
Airgas, Inc.	(7,096)	(753,036)	(32,137)
Akamai Technologies, Inc.	(4,400)	(266,799)	3,679
Albemarle Corp.	(29,200)	(1,891,603)	171,723
Alcoa, Inc.	(40,133)	(680,967)	35,227
Alere, Inc.	(13,985)	(500,777)	(41,562)
Align Technology, Inc.	(16,453)	(879,640)	29,349
Alleghany Corp.	(100)	(43,594)	1,779
Allegheny Technologies, Inc.	(115,030)	(3,467,003)	(800,610)
Alliance Data Systems Corp.	(30,063)	(7,109,213)	(354,528)
Allscripts Healthcare Solutions, Inc.	(9,100)	(130,883)	8,806
Alnylam Pharmaceuticals, Inc.	(11,100)	(648,379)	(218,531)
Altera Corp.	(150,000)	(5,218,880)	(148,120)
AMC Networks, Inc.	(63,100)	(3,985,663)	299,361
American Airlines Group, Inc.	(5,570)	(239,620)	41,997
American Eagle Outfitters, Inc.	(46,500)	(657,577)	(17,603)
AmerisourceBergen Corp.	(6,687)	(512,133)	(4,772)
AMETEK, Inc.	(33,903)	(1,753,802)	51,532
Amphenol Corp.	(30,399)	(2,715,348)	(320,296)
Analog Devices, Inc.	(14,300)	(706,921)	(786)
ANSYS, Inc.	(2,900)	(230,350)	10,907
AOL, Inc.	(130,516)	(5,367,554)	(499,141)
Apple, Inc.	(11,100)	(1,118,332)	7
Arch Capital Group Ltd.	(23,119)	(1,291,335)	26,263
Arch Coal, Inc.	(386,829)	(1,540,897)	720,819
Ares Capital Corp.	(40,200)	(693,825)	44,193
Armstrong World Industries, Inc.	(4,400)	(247,447)	1,047
Assured Guaranty Ltd.	(188,700)	(4,286,474)	104,882
athenahealth, Inc.	(9,500)	(1,230,309)	(20,746)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Atwood Oceanics, Inc.	(76,200)	$(4,017,041)	$687,863
AutoNation, Inc.	(18,177)	(980,419)	65,934
Avis Budget Group, Inc.	(60,500)	(2,745,840)	(575,005)
Avon Products, Inc.	(341,382)	(5,317,578)	1,016,165
B/E Aerospace, Inc.	(25,000)	(2,245,202)	146,702
Babcock & Wilcox Co./The	(25,800)	(794,859)	80,457
Bally Technologies, Inc.	(40,100)	(2,551,625)	(684,445)
BancorpSouth, Inc.	(22,800)	(511,590)	52,398
Bank of Hawaii Corp.	(13,100)	(748,017)	3,806
BankUnited, Inc.	(800)	(25,683)	1,291
Baxter International, Inc.	(55,999)	(4,205,825)	186,777
Bed Bath & Beyond, Inc.	(39,787)	(2,521,846)	(97,333)
Belden, Inc.	(400)	(28,254)	2,646
Bemis Co., Inc.	(17,565)	(703,807)	35,986
Bill Barrett Corp.	(139,934)	(3,288,632)	204,487
BioMarin Pharmaceutical, Inc.	(97,900)	(6,234,876)	(829,588)
Black Hills Corp.	(14,883)	(787,591)	74,992
BorgWarner, Inc.	(39,100)	(2,138,917)	81,866
Brookdale Senior Living, Inc.	(107,600)	(3,352,064)	(114,808)
Brunswick Corp.	(26,900)	(1,151,819)	18,253
Cabela’s, Inc.	(103,200)	(6,305,906)	227,426
Cablevision Systems Corp.	(127,500)	(2,117,605)	(114,920)
Cabot Oil & Gas Corp.	(104,411)	(3,503,696)	90,501
Cadence Design Systems, Inc.	(244,600)	(4,019,729)	(189,837)
Calpine Corp.	(65,942)	(1,306,735)	(124,206)
Cameron International Corp.	(24,817)	(1,745,316)	97,964
Campbell Soup Co.	(58,500)	(2,482,482)	(17,223)
CARBO Ceramics, Inc.	(28,000)	(3,042,319)	1,383,879
CarMax, Inc.	(199,701)	(9,634,619)	358,507
Carnival Corp.	(35,601)	(1,349,501)	(80,591)
Carpenter Technology Corp.	(21,467)	(1,272,592)	303,357
Carter’s, Inc.	(2,146)	(175,878)	9,520
Cash America International, Inc.	(19,913)	(866,645)	(5,545)
Catamaran Corp.	(27,702)	(1,237,413)	69,774
Caterpillar, Inc.	(88)	(8,070)	(645)
Cathay General Bancorp	(4,700)	(122,937)	6,236
Cepheid, Inc.	(23,800)	(833,417)	(214,497)
Cerner Corp.	(22,600)	(1,251,846)	(94,436)
CH Robinson Worldwide, Inc.	(89,500)	(5,496,389)	(439,251)
Charles Schwab Corp./The	(425,899)	(9,319,219)	(3,197,953)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Charter Communications, Inc.	(17,644)	$(2,296,930)	$(373,843)
Cheniere Energy, Inc.	(135,955)	(8,795,362)	(2,085,117)
Chesapeake Energy Corp.	(45,000)	(1,059,880)	25,330
Church & Dwight Co., Inc.	(6,700)	(449,623)	(20,449)
Ciena Corp.	(674,200)	(14,403,328)	3,130,704
Cincinnati Financial Corp.	(32,670)	(1,614,504)	77,380
CIT Group, Inc.	(33,800)	(1,567,453)	14,005
Citigroup, Inc.	(41,000)	(2,147,424)	22,804
Citrix Systems, Inc.	(15,537)	(961,713)	(146,696)
City National Corp.	(10,652)	(761,088)	(44,949)
Civeo Corp.	(3,500)	(87,267)	46,632
CLARCOR, Inc.	(10,700)	(653,192)	(21,764)
Clean Harbors, Inc.	(31,818)	(1,778,295)	62,668
Cliffs Natural Resources, Inc.	(103,671)	(1,983,969)	907,864
Clorox Co./The	(35,800)	(3,224,136)	(214,096)
CMS Energy Corp.	(1,951)	(58,556)	690
Coach, Inc.	(472,770)	(20,100,698)	3,265,358
Coca-Cola Co./The	(31,863)	(1,315,360)	(43,915)
Colfax Corp.	(18,158)	(1,184,025)	149,564
Comerica, Inc.	(42,252)	(1,855,611)	(251,074)
Commerce Bancshares, Inc.	(12,526)	(566,924)	7,701
Community Health Systems, Inc.	(116,900)	(5,255,428)	(1,149,523)
CommVault Systems, Inc.	(20,457)	(1,043,851)	12,819
Compass Minerals International, Inc.	(12,600)	(1,068,014)	6,086
ConAgra Foods, Inc.	(49,073)	(1,501,891)	(119,481)
Concho Resources, Inc.	(22,032)	(2,498,350)	(264,242)
Concur Technologies, Inc.	(119,700)	(10,722,904)	(4,457,450)
CONSOL Energy, Inc.	(242,854)	(7,341,542)	(1,852,911)
Conversant, Inc.	(11,331)	(289,146)	(98,941)
CoStar Group, Inc.	(6,300)	(944,602)	(35,300)
Coty, Inc.	(12,900)	(225,162)	11,667
Covanta Holding Corp.	(108,200)	(2,047,238)	(248,766)
Cree, Inc.	(172,967)	(9,413,198)	2,330,199
CST Brands, Inc.	(7,600)	(257,244)	(15,976)
Cubist Pharmaceuticals, Inc.	(92,000)	(6,022,098)	(81,182)
Cullen/Frost Bankers, Inc.	(12,800)	(1,011,182)	31,854
CVR Energy, Inc.	(36,000)	(1,470,154)	(140,126)
Cypress Semiconductor Corp	(300,900)	(3,182,130)	210,743

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Darden Restaurants, Inc.	(101,700)	$(4,742,479)	$(491,003)
Dean Foods Co.	(215,931)	(3,516,190)	655,104
Deckers Outdoor Corp.	(4,792)	(399,749)	(65,938)
Denbury Resources, Inc.	(205,333)	(3,432,785)	346,630
DENTSPLY International, Inc.	(35,216)	(1,589,424)	(16,426)
DeVry, Inc.	(27,967)	(880,149)	(317,118)
Dick’s Sporting Goods, Inc.	(7,754)	(440,610)	100,364
Diebold, Inc.	(60,769)	(2,232,527)	86,166
Discovery Communications, Inc.	(101,479)	(4,146,604)	310,698
Discovery Communications, Inc.	(42,300)	(1,662,538)	85,594
Dominion Resources, Inc.	(12,753)	(783,999)	(97,106)
DR Horton, Inc.	(8,000)	(185,768)	21,608
DreamWorks Animation SKG, Inc.	(165,603)	(3,960,569)	(555,425)
Dresser-Rand Group, Inc.	(12,300)	(793,798)	(218,000)
Dun & Bradstreet Corp./The	(13,700)	(1,508,962)	(100,377)
Dunkin’ Brands Group, Inc.	(30,000)	(1,342,486)	(2,114)
E*TRADE Financial Corp.	(63,700)	(1,366,629)	(72,354)
Eagle Materials, Inc.	(13,500)	(1,088,035)	(286,670)
Ecolab, Inc.	(22,250)	(2,205,523)	(349,445)
EI du Pont de Nemours & Co.	(9,311)	(621,137)	(47,020)
Eli Lilly & Co.	(8,200)	(540,697)	8,927
EQT Corp.	(14,640)	(1,477,088)	136,943
Equinix, Inc.	(56,272)	(10,331,814)	(1,624,861)
Estee Lauder Cos., Inc./The	(37,800)	(2,869,393)	44,977
Exelon Corp.	(110,918)	(3,485,407)	(295,788)
Expeditors International of Washington, Inc.	(7,300)	(323,824)	27,590
Exxon Mobil Corp.	(3,100)	(307,478)	15,923
F5 Networks, Inc.	(70,027)	(6,669,315)	(1,645,691)
FactSet Research Systems, Inc.	(14,200)	(1,631,408)	(94,318)
Family Dollar Stores, Inc.	(23,100)	(1,420,024)	(364,220)
Fastenal Co.	(182,800)	(8,517,165)	309,445
Federated Investors, Inc.	(34,700)	(1,042,869)	24,077
FEI Co.	(4,500)	(374,225)	34,835
First American Financial Corp.	(31,000)	(806,662)	(34,058)
First Horizon National Corp.	(456,200)	(5,464,700)	(137,436)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
First Niagara Financial Group, Inc.	(89,900)	$(780,700)	$31,833
First Republic Bank	(35,300)	(1,657,453)	(85,661)
FirstEnergy Corp.	(46,100)	(1,467,979)	(79,598)
FirstMerit Corp.	(72,200)	(1,444,026)	173,306
Flowers Foods, Inc.	(119,250)	(2,635,532)	446,102
Flowserve Corp.	(7,800)	(533,423)	(16,633)
FMC Corp.	(42,700)	(2,937,547)	495,534
FMC Technologies, Inc.	(57,073)	(3,327,250)	227,616
Ford Motor Co.	(132,900)	(2,108,324)	142,733
Forest City Enterprises, Inc.	(361,020)	(6,640,813)	(420,738)
Fortune Brands Home & Security, Inc.	(55,400)	(2,240,774)	(36,720)
Franklin Resources, Inc.	(11,307)	(650,915)	33,440
Freeport-McMoRan, Inc.	(42,800)	(1,446,084)	48,664
Freescale Semiconductor Ltd.	(129,311)	(2,997,140)	471,696
FTI Consulting, Inc.	(93,506)	(3,488,128)	219,158
Gannett Co., Inc.	(6,000)	(194,597)	16,577
GATX Corp.	(45,469)	(2,359,414)	(294,612)
General Mills, Inc.	(11,300)	(591,880)	21,795
General Motors Co.	(50,600)	(1,825,030)	208,866
Genesee & Wyoming, Inc.	(18,800)	(1,848,328)	56,500
Gentex Corp.	(116,881)	(3,054,260)	(74,644)
Global Payments, Inc.	(52,266)	(3,283,239)	(369,109)
GNC Holdings, Inc.	(25,437)	(927,703)	(57,726)
Graco, Inc.	(10,300)	(784,721)	33,027
GrafTech International Ltd.	(55,990)	(468,201)	211,767
Great Plains Energy, Inc.	(13,600)	(346,953)	18,241
Greenhill & Co., Inc.	(51,970)	(2,549,588)	133,502
Hain Celestial Group, Inc./The	(13,700)	(1,319,182)	(83,013)
Hancock Holding Co.	(32,900)	(1,082,586)	28,141
Harley-Davidson, Inc.	(10,918)	(726,463)	91,035
Hasbro, Inc.	(500)	(26,803)	(694)
Herman Miller, Inc.	(400)	(12,177)	237
Hexcel Corp.	(64,700)	(2,298,156)	(270,434)
HMS Holdings Corp.	(155,812)	(3,015,970)	78,914
HollyFrontier Corp.	(88,277)	(4,038,493)	182,554
Hologic, Inc.	(199,200)	(4,398,350)	(448,186)
HomeAway, Inc.	(193,100)	(6,646,767)	(208,283)
Hospira, Inc.	(78,883)	(3,233,354)	(870,928)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HSN, Inc.	(400)	$(24,078)	$(470)
Huntsman Corp.	(20,093)	(547,390)	25,173
IDACORP, Inc.	(700)	(39,025)	1,498
IDEXX Laboratories, Inc.	(3,074)	(347,991)	(14,219)
IHS, Inc.	(9,080)	(984,915)	(151,810)
Illumina, Inc.	(6,562)	(1,151,558)	75,915
Incyte Corp.	(88,638)	(4,477,348)	129,654
Informatica Corp.	(19,149)	(735,878)	80,216
InterDigital, Inc.	(83,800)	(3,196,389)	(140,527)
International Business Machines Corp.	(5,565)	(1,069,184)	12,780
International Paper Co.	(21,500)	(1,008,027)	(18,383)
Intrepid Potash, Inc.	(179,665)	(3,272,201)	496,377
Intuitive Surgical, Inc.	(20,522)	(7,967,217)	(1,510,253)
Invesco Ltd.	(13,300)	(538,834)	13,750
IPG Photonics Corp.	(62,169)	(3,722,306)	(553,678)
Iron Mountain, Inc.	(45,353)	(1,358,639)	(122,136)
ITC Holdings Corp.	(28,287)	(945,071)	(62,795)
Jacobs Engineering Group, Inc.	(30,599)	(1,631,781)	137,938
Janus Capital Group, Inc.	(310,500)	(3,478,046)	(1,036,624)
Jazz Pharmaceuticals PLC	(31,700)	(4,654,057)	(435,695)
JB Hunt Transport Services, Inc.	(48,317)	(3,671,826)	93,952
JC Penney Co., Inc.	(268,297)	(2,925,261)	231,560
JetBlue Airways Corp.	(408,321)	(3,801,664)	(534,705)
Joy Global, Inc.	(34,419)	(1,760,762)	(116,450)
Kansas City Southern	(28,500)	(3,162,170)	(292,030)
KB Home	(174,663)	(2,977,634)	368,169
Kellogg Co.	(8,870)	(538,501)	(7,891)
Kennametal, Inc.	(63,800)	(2,776,382)	140,804
Keurig Green Mountain, Inc.	(32,413)	(3,641,830)	(576,073)
Kinder Morgan, Inc.	(109,908)	(4,065,586)	(148,287)
Kirby Corp.	(42,700)	(3,738,073)	(1,294,122)
Knowles Corp.	(19,100)	(581,502)	75,352
Kohl’s Corp.	(57,100)	(3,090,486)	(394,327)
Kosmos Energy Ltd.	(24,400)	(250,775)	7,751
Kraft Foods Group, Inc.	(25,700)	(1,507,302)	57,822
L Brands, Inc.	(57,384)	(3,120,260)	(723,320)
Laboratory Corp. of America Holdings	(47,880)	(4,647,212)	(224,578)
Lamar Advertising Co.	(79,828)	(3,560,085)	(371,444)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Laredo Petroleum, Inc.	(216,200)	$(5,649,831)	$804,789
Las Vegas Sands Corp.	(26,677)	(1,715,954)	56,378
Leap Wireless International, Inc.	(110,787)	(264,781)	(30,542)
Legg Mason, Inc.	(35,900)	(1,262,803)	(573,841)
Leggett & Platt, Inc.	(58,914)	(1,904,502)	(152,775)
Leidos Holdings, Inc.	(650)	(24,297)	1,983
Lennar Corp.	(105,709)	(3,859,600)	(245,081)
Lexmark International, Inc.	(21,062)	(941,796)	46,661
Life Time Fitness, Inc.	(93,503)	(4,895,332)	179,041
LifePoint Hospitals, Inc.	(8,683)	(444,789)	(155,988)
Lincoln National Corp.	(4,100)	(223,725)	4,047
Linear Technology Corp.	(50,700)	(2,294,969)	44,396
LinkedIn Corp.	(49,800)	(8,678,477)	(1,669,465)
Lions Gate Entertainment Corp.	(45,100)	(1,420,424)	(66,523)
LKQ Corp.	(45,400)	(1,222,900)	15,713
Louisiana-Pacific Corp.	(203,900)	(3,184,817)	413,816
Mallinckrodt PLC	(7,000)	(505,393)	(125,657)
Manitowoc Co., Inc./The	(47,601)	(1,168,936)	52,692
Markel Corp.	(1,550)	(899,453)	(86,579)
Marriott International, Inc.	(12,371)	(611,958)	(252,775)
Martin Marietta Materials, Inc.	(31,248)	(3,413,836)	(615,281)
Masimo Corp.	(30,154)	(723,362)	81,685
Mattel, Inc.	(41,422)	(1,455,968)	186,384
McCormick & Co., Inc.	(23,900)	(1,681,697)	82,787
McDermott International, Inc.	(221,935)	(1,591,877)	322,409
McDonald’s Corp.	(6,370)	(611,979)	8,040
MDC Holdings, Inc.	(67,417)	(1,944,257)	237,259
MDU Resources Group, Inc.	(4,406)	(124,337)	1,806
Mead Johnson Nutrition Co.	(21,179)	(1,844,017)	(193,826)
MEDNAX, Inc.	(88,800)	(4,384,216)	(483,800)
Mentor Graphics Corp.	(21,717)	(475,125)	30,035
Meredith Corp.	(4,700)	(217,972)	16,812
Mettler-Toledo International, Inc.	(9,600)	(2,290,904)	(167,944)
Michael Kors Holdings Ltd.	(64,203)	(5,289,658)	706,205
Microchip Technology, Inc.	(29,100)	(1,227,844)	(146,549)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Micron Technology, Inc.	(1,296)	$(43,073)	$(1,328)
Middleby Corp./The	(5,400)	(410,507)	(65,395)
Minerals Technologies, Inc.	(2,100)	(129,200)	(392)
Monsanto Co.	(50,400)	(5,790,254)	119,750
Monster Worldwide, Inc.	(375,810)	(2,180,717)	113,762
Mosaic Co./The	(93,852)	(4,249,693)	81,726
Motorola Solutions, Inc.	(19,600)	(1,253,398)	13,109
MSC Industrial Direct Co., Inc.	(46,413)	(3,872,999)	(93,456)
Mylan, Inc.	(97,350)	(3,526,478)	(901,974)
National Fuel Gas Co.	(4,700)	(299,773)	(29,180)
National Instruments Corp.	(12,000)	(380,104)	8,944
Navistar International Corp.	(242,582)	(8,333,035)	349,662
NCR Corp.	(137,047)	(4,477,878)	(100,862)
Netflix, Inc.	(1,664)	(744,671)	(6,093)
NetSuite, Inc.	(69,533)	(5,747,621)	(478,364)
NeuStar, Inc.	(61,700)	(1,734,173)	202,162
New York Community Bancorp., Inc.	(79,600)	(1,276,023)	12,771
NewMarket Corp.	(800)	(249,269)	(55,547)
Noble Energy, Inc.	(11,300)	(797,509)	25,041
Nordson Corp.	(11,700)	(923,154)	33,135
Nordstrom, Inc.	(17,801)	(1,074,658)	(142,396)
Northeast Utilities	(5,200)	(222,849)	(7,512)
Northern Trust Corp.	(11,900)	(755,925)	(53,632)
Norwegian Cruise Line Holdings Ltd.	(10,800)	(350,563)	(38,453)
NRG Energy, Inc.	(156,563)	(4,508,944)	(263,096)
Nu Skin Enterprises, Inc.	(25,953)	(1,219,060)	50,397
Nuance Communications, Inc.	(530,900)	(9,296,359)	1,112,536
Nucor Corp.	(68,942)	(3,356,745)	(385,426)
Oasis Petroleum, Inc.	(155,100)	(7,925,364)	1,440,633
Ocwen Financial Corp.	(160,518)	(5,744,428)	1,542,067
Office Depot, Inc.	(250,400)	(1,373,446)	86,390
Old Republic International Corp.	(202)	(3,018)	133
Olin Corp.	(11,700)	(314,022)	18,597
ONE Gas, Inc.	(5,400)	(196,624)	11,674
Owens & Minor, Inc.	(11,508)	(395,101)	18,329
Owens Corning	(165,700)	(6,397,491)	1,136,516
PACCAR, Inc.	(356)	(22,341)	2,093
PacWest Bancorp	(7,900)	(325,676)	(41)
Pall Corp.	(1,100)	(88,420)	(3,650)
Palo Alto Networks, Inc.	(13,900)	(1,370,903)	7,313

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Panera Bread Co.	(18,100)	$(2,692,967)	$(252,265)
Patterson Cos., Inc.	(17,270)	(685,517)	(29,979)
Paychex, Inc.	(6,900)	(289,312)	(15,668)
PBF Energy, Inc.	(38,800)	(999,726)	68,526
Peabody Energy Corp.	(96,800)	(1,544,890)	346,506
Penn National Gaming, Inc.	(55,869)	(685,704)	59,412
Penske Automotive Group, Inc.	(12,000)	(396,600)	(90,480)
People’s United Financial, Inc.	(33,100)	(495,278)	16,321
Perrigo Co. PLC	(38,998)	(5,592,593)	(264,517)
PG&E Corp.	(853)	(39,398)	979
Pharmacyclics, Inc.	(76,684)	(7,389,899)	(1,615,103)
Philip Morris International, Inc.	(48,697)	(4,156,264)	94,934
Pinnacle Foods, Inc.	(7,000)	(219,698)	(8,852)
Pitney Bowes, Inc.	(137,670)	(2,861,122)	(579,252)
Plantronics, Inc.	(16,833)	(796,101)	(8,180)
Platform Specialty Products Corp.	(12,867)	(339,156)	17,223
PolyOne Corp.	(8,500)	(341,761)	39,331
Popular, Inc.	(18,800)	(581,681)	28,303
Post Holdings, Inc.	(103,200)	(4,928,099)	1,503,923
PPL Corp.	(27,555)	(836,395)	(68,511)
Praxair, Inc.	(3,600)	(466,719)	2,319
Precision Castparts Corp.	(5,536)	(1,300,447)	(10,920)
Principal Financial Group, Inc.	(66,700)	(2,853,711)	(646,038)
Procter & Gamble Co./The	(35,400)	(2,898,211)	(66,185)
Progressive Corp./The	(210,889)	(5,419,036)	87,762
Prosperity Bancshares, Inc.	(17,200)	(1,032,531)	49,206
PTC, Inc.	(8,076)	(294,625)	(3,379)
QEP Resources, Inc.	(88,800)	(2,802,600)	69,336
QUALCOMM, Inc.	(4,172)	(314,549)	2,608
Quality Systems, Inc.	(19,032)	(400,326)	138,255
Quest Diagnostics, Inc.	(117,640)	(6,877,808)	(260,587)
Questar Corp.	(9,500)	(220,600)	8,845
Quintiles Transnational Holdings, Inc.	(5,900)	(324,945)	(4,157)
Rackspace Hosting, Inc.	(138,065)	(4,846,495)	352,479
Ralph Lauren Corp.	(5,500)	(930,303)	24,288
Range Resources Corp.	(117,457)	(9,409,383)	1,444,624
Red Hat, Inc.	(14,600)	(823,125)	3,335

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Regal Entertainment Group	(9,400)	$(193,453)	$6,581
Regeneron Pharmaceuticals, Inc.	(48,741)	(14,797,858)	(2,774,247)
RenaissanceRe Holdings Ltd.	(600)	(64,030)	4,036
Rent-A-Center, Inc.	(110,437)	(3,286,055)	(65,708)
Republic Services, Inc.	(17,450)	(609,083)	(71,816)
Riverbed Technology, Inc.	(111,200)	(1,920,017)	(142,187)
Rockwell Collins, Inc.	(59,900)	(4,375,463)	(326,687)
Roper Industries, Inc.	(10,680)	(1,535,884)	(26,493)
Rosetta Resources, Inc.	(176,200)	(8,582,090)	730,618
Rowan Cos. PLC	(81,000)	(2,609,958)	559,848
RR Donnelley & Sons Co.	(50,570)	(856,465)	24,083
salesforce.com, Inc.	(186,113)	(9,487,368)	(1,219,712)
Salix Pharmaceuticals Ltd.	(47,752)	(5,083,229)	(2,377,543)
Sally Beauty Holdings, Inc.	(93,522)	(2,406,736)	(152,961)
SanDisk Corp.	(81,670)	(6,662,336)	(1,337,240)
SBA Communications Corp.	(56,837)	(5,758,904)	(544,319)
SCANA Corp.	(18,072)	(911,416)	14,864
Scotts Miracle-Gro Co./The	(7,285)	(380,409)	(20,266)
Scripps Networks Interactive, Inc.	(22,852)	(1,757,820)	(26,693)
Sealed Air Corp.	(73,048)	(2,100,873)	(447,041)
Seattle Genetics, Inc.	(4,524)	(187,562)	19,359
Semtech Corp.	(14,200)	(340,032)	(45,498)
ServiceNow, Inc.	(49,000)	(2,866,596)	(13,624)
Sigma-Aldrich Corp.	(4,179)	(352,958)	(215,427)
Signature Bank	(700)	(85,696)	7,254
Silgan Holdings, Inc.	(100)	(5,090)	390
Silicon Laboratories, Inc.	(16,103)	(738,918)	84,492
Sirius XM Holdings, Inc.	(706,481)	(2,426,372)	(39,247)
Sirona Dental Systems, Inc.	(17,100)	(1,357,665)	46,437
Six Flags Entertainment Corp.	(42,255)	(1,705,449)	252,299
SolarWinds, Inc.	(88,000)	(3,435,088)	(265,312)
Solera Holdings, Inc.	(5,757)	(374,544)	50,080

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Sotheby’s	(164,500)	$(6,698,431)	$822,491
Southern Co./The	(15,284)	(637,348)	(29,799)
Southwestern Energy Co.	(40,386)	(1,689,482)	277,991
Sprint Corp.	(560)	(3,749)	199
Stanley Black & Decker, Inc.	(20,941)	(1,686,809)	(172,542)
Staples, Inc.	(468,155)	(5,446,980)	(217,695)
Starwood Hotels & Resorts Worldwide, Inc.	(1,400)	(114,119)	(2,375)
State Street Corp.	(18,345)	(1,319,163)	(31,212)
Stericycle, Inc.	(19,000)	(2,245,606)	30,966
Stifel Financial Corp.	(14,081)	(540,239)	(120,019)
Stratasys Ltd.	(94,400)	(9,602,285)	(1,799,347)
Strayer Education, Inc.	(1,000)	(40,349)	(19,532)
SunEdison, Inc.	(444,280)	(9,310,602)	922,595
SunPower Corp.	(14,700)	(566,995)	68,959
SUPERVALU, Inc.	(216,000)	(1,572,944)	(358,096)
SVB Financial Group	(13,743)	(1,520,978)	(19,475)
Synovus Financial Corp.	(245,212)	(5,649,325)	(147,487)
Sysco Corp.	(41,800)	(1,497,056)	(89,254)
T Rowe Price Group, Inc.	(4,200)	(340,715)	11,435
Tableau Software, Inc.	(22,133)	(1,513,595)	(94,367)
Targa Resources Corp.	(1,700)	(232,138)	649
Target Corp.	(108,499)	(6,537,912)	(262,805)
Taylor Morrison Home Corp.	(15,675)	(311,179)	56,930
TCF Financial Corp.	(90,195)	(1,413,930)	13,202
Techne Corp.	(400)	(38,367)	947
TECO Energy, Inc.	(76,300)	(1,325,632)	(462)
Teekay Corp.	(15,900)	(947,902)	(107,222)
Tempur Sealy International, Inc.	(73,811)	(3,551,178)	(594,786)
Tenet Healthcare Corp.	(261,824)	(11,306,137)	(4,243,590)
Teradata Corp.	(86,010)	(3,788,818)	183,279
Teradyne, Inc.	(244,591)	(4,556,620)	(185,999)
Terex Corp.	(13,200)	(488,186)	68,822
Tesla Motors, Inc.	(7,988)	(2,057,993)	119,465
Tesoro Corp.	(93,762)	(5,440,326)	(277,281)
Textron, Inc.	(93,552)	(2,642,536)	(724,400)
Theravance, Inc.	(7,000)	(202,381)	82,751
Thomson Reuters Corp.	(800)	(29,463)	335
Thor Industries, Inc.	(4,975)	(275,286)	19,074
TIBCO Software, Inc.	(53,900)	(1,121,185)	(152,472)
Tidewater, Inc.	(75,600)	(4,113,754)	1,163,086
Tiffany & Co.	(53,360)	(4,255,877)	(883,225)
Toll Brothers, Inc.	(36,100)	(1,249,063)	124,187
Tractor Supply Co.	(595)	(36,148)	(450)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TransDigm Group, Inc.	(21,421)	$(3,698,731)	$(249,802)
Trimble Navigation Ltd.	(126,393)	(4,018,291)	163,305
TripAdvisor, Inc.	(59,495)	(5,849,717)	410,684
Triumph Group, Inc.	(99,300)	(7,113,064)	653,599
Twenty-First Century Fox, Inc.	(91,400)	(3,183,232)	49,126
Ulta Salon Cosmetics & Fragrance, Inc.	(7,400)	(647,776)	(226,682)
Ultra Petroleum Corp.	(203,900)	(4,408,184)	(334,530)
Umpqua Holdings Corp.	(33,100)	(567,412)	22,255
Under Armour, Inc.	(168,891)	(7,137,715)	(4,532,653)
United Continental Holdings, Inc.	(18,841)	(738,758)	(142,812)
United Natural Foods, Inc.	(36,947)	(2,293,053)	22,291
United Rentals, Inc.	(57,300)	(5,380,613)	(985,417)
Universal Corp.	(5,100)	(291,301)	64,912
Urban Outfitters, Inc.	(107,254)	(4,239,719)	303,497
USG Corp.	(109,280)	(3,115,416)	111,309
Valley National Bancorp.	(163,490)	(1,604,541)	20,323
Vantiv, Inc.	(57,100)	(1,880,351)	115,961
Varian Medical Systems, Inc.	(34,800)	(2,623,243)	(164,933)
VCA, Inc.	(47,400)	(1,397,476)	(466,766)
VeriSign, Inc.	(93,090)	(4,580,963)	(550,158)
Visa, Inc.	(5,056)	(1,108,687)	29,888
VMware, Inc.	(44,700)	(4,171,648)	(23,000)
Volcano Corp.	(10,100)	(228,800)	121,336
Wal-Mart Stores, Inc.	(15,600)	(1,168,667)	(24,265)
Waters Corp.	(28,706)	(2,995,023)	149,685
Watsco, Inc.	(17,200)	(1,626,093)	143,797
Webster Financial Corp.	(36,200)	(1,035,474)	(19,394)
WellCare Health Plans, Inc.	(4,002)	(252,804)	11,323
Wendy’s Co./The	(89,108)	(759,102)	23,070
WESCO International, Inc.	(42,126)	(3,409,047)	112,267
Westar Energy, Inc.	(40,281)	(1,411,567)	37,180
Western Union Co./The	(685,200)	(11,889,356)	898,748
WGL Holdings, Inc.	(3,400)	(147,611)	4,403
WhiteWave Foods Co./The	(4,800)	(150,200)	(24,184)
Williams Cos., Inc./The	(48,503)	(2,253,173)	(431,469)
Williams-Sonoma, Inc.	(3,423)	(233,260)	5,391

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Wisconsin Energy Corp.	(18,700)	$(822,996)	$18,896
Woodward, Inc.	(43,932)	(1,834,436)	(257,605)
Workday, Inc.	(19,367)	(1,680,486)	82,709
World Fuel Services Corp.	(12,910)	(534,590)	19,223
WR Berkley Corp.	(7,801)	(322,568)	(50,320)
WW Grainger, Inc.	(2,900)	(692,687)	(37,098)
Xylem, Inc.	(34,257)	(1,165,418)	(50,363)
Yelp, Inc.	(132,244)	(9,487,403)	461,750
Yum! Brands, Inc.	(5,900)	(418,367)	(6,315)
Zillow, Inc.	(5,700)	(744,574)	83,431
Zions BanCorp.	(238,900)	(7,159,724)	217,290
Zoetis, Inc.	(24,300)	(799,375)	(98,510)
Zynga, Inc.	(78,477)	(258,692)	46,804

			(31,047,030)

Total of Short Equity Positions			(24,696,797)

Total of Long and Short Equity Positions			71,355,143

Net Cash and Other Receivables/ (Payables) (b)			(992,625)

Swaps, at Value			$70,362,518

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund is pledged as collateral to Morgan Stanley Capital Services, Inc. in the amount of $179,539,333 for the total return basket swaps at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Federal Funds Effective Rate, which is denominated in USD based on the local currencies of the positions within the swap.	10 to 25 months maturity ranging from 07/23/2015 - 07/24/2015	$(2,526,881)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Brazil
Banco Santander Brasil SA	253,680	$1,751,661	$(92,593)

Ireland
Covidien PLC	421,655	37,400,370	(922,996)

Switzerland
Foster Wheeler AG	580,600	18,150,418	208,154

United Kingdom
Shire PLC	152,208	36,077,565	3,351,917

United States
American Realty Capital Healthcare Trust, Inc.	1,370,107	14,926,991	(568,270)
Athlon Energy, Inc.	54,823	3,196,271	(3,928)
Bally Technologies, Inc.	159,291	12,405,793	448,991
Compuware Corp.	1,199,090	12,660,472	61,873
Concur Technologies, Inc.	92,685	11,781,644	(27,333)
Conversant, Inc.	207,486	7,148,121	(41,725)
DIRECTV	255,872	21,548,718	589,328
Family Dollar Stores, Inc.	119,315	9,304,867	(88,976)
Furiex Pharmaceuticals, Inc.	44,784	374,527	65,046
Gentiva Health Services, Inc.	109,367	1,501,903	333,276
GFI Group, Inc.	410,352	1,833,392	386,612
Glimcher Realty Trust	1,035,618	14,234,182	(211,914)
Hudson City Bancorp, Inc.	3,206,343	29,788,509	1,377,145
Integrys Energy Group, Inc.	209,094	14,290,413	(736,940)
International Game Technology	382,733	6,432,579	24,126
International Rectifier Corp.	419,671	16,430,259	37,631
Journal Communications, Inc.	69,014	752,362	(170,574)
Kodiak Oil & Gas Corp.	951,882	14,324,649	(1,407,610)
Lorillard, Inc.	363,557	22,086,978	(306,278)
Measurement Specialties, Inc.	48,831	4,180,519	(97)
Multimedia Games Holding Co., Inc.	130,333	4,680,325	12,966
Pepco Holdings, Inc.	603,415	16,498,755	(351,370)
Protective Life Corp.	303,379	21,070,063	(12,527)
Rockwood Holdings, Inc.	172,850	14,281,952	(1,067,569)
Safeway, Inc.	428,474	14,698,566	(1,908)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
TIBCO Software, Inc.	294,960	$6,983,337	$(13,433)
Time Warner Cable, Inc.	266,621	38,010,238	247,209
TriQuint Semiconductor, Inc.	580,978	9,611,085	1,468,165
TRW Automotive Holdings Corp.	136,873	14,095,236	(236,845)
tw telecom, Inc.	109,420	4,430,026	122,941
URS Corp.	299,993	17,411,133	(128,536)

			(200,524)

Total of Long Equity Positions			2,343,958

Short Positions

United Kingdom
Liberty Global PLC	(103,494)	(4,305,316)	(97,319)
Liberty Global PLC	(255,339)	(10,184,638)	(288,091)

			(385,410)

United States
AbbVie, Inc.	(409,135)	(22,103,220)	(1,528,418)
AECOM Technology Corp.	(218,065)	(7,545,602)	185,908
Albemarle Corp.	(85,271)	(5,824,875)	802,414
Alliance Data Systems Corp.	(6,390)	(1,595,001)	8,556
Applied Materials, Inc.	(1,189,980)	(21,568,942)	(4,146,526)
AT&T, Inc.	(372,905)	(13,194,497)	53,325
Comcast Corp.	(758,198)	(39,673,839)	(1,102,050)
Dollar Tree, Inc.	(5,573)	(312,546)	67
EW Scripps Co./The	(35,615)	(770,525)	189,644
Level 3 Communications, Inc.	(89,785)	(3,955,877)	(149,991)
M&T Bank Corp.	(269,637)	(30,873,444)	(2,370,101)
Medtronic, Inc.	(406,260)	(25,222,984)	55,177
Reynolds American, Inc.	(110,812)	(6,541,178)	3,270
RF Micro Devices, Inc.	(986,801)	(9,860,028)	(1,527,656)
Ventas, Inc.	(214,285)	(13,876,271)	601,315
Washington Prime Group, Inc.	(205,984)	(3,550,635)	(49,965)
Whiting Petroleum Corp.	(161,334)	(13,833,434)	1,321,983
Wisconsin Energy Corp.	(225,412)	(10,217,958)	525,242

			(7,127,806)

Total of Short Equity Positions			(7,513,216)

Total of Long and Short Equity Positions			(5,169,258)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Written Options

NUMBER OF CONTRACTS	ISSUER	EXPIRATION DATE	PROCEEDS	VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
(2,900)	Time Warner Cable, Inc. (Exercise price $130)	01/17/2015	(27,956)	$(47,270)	$(19,314)
(42,900)	Family Dollar Stores, Inc. (Exercise price $77.50)	10/18/2014	(119,691)	(27,885)	91,806
(106,000)	International Game Technology (Exercise price $16)	10/18/2014	(114,819)	(91,160)	23,659

Total of Written Options					96,151

Total of Long and Short Equity Positions and Written Options					(5,073,107)

Net Cash and Other Receivables/ Payables (b)					2,546,226

Swaps, at Value					$(2,526,881)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Overnight Index Average, which is denominated in EUR based on the local currencies of the positions within the swap.	19 to 25 months maturity 04/05/2016	$1,485,797

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Finland
Vacon OYJ	86,239	$3,664,555	$1,966

France
Lafarge SA	181,846	14,391,719	(1,304,925)

Germany
Sky Deutschland AG	700,330	5,922,990	(3,123)

Netherlands
Corio NV	80,949	4,035,950	(68,384)
Ziggo NV	453,537	18,347,749	2,891,942

			2,823,558

United Kingdom
Jazztel PLC	1,077,348	17,397,830	8,732

Total of Long Equity Positions			1,526,208

Short Positions

France
Klepierre	(92,284)	(4,097,316)	60,632

Italy
GTECH SpA	(38,876)	(820,971)	(99,111)

Spain
Banco Santander SA	(179,858)	(1,712,149)	(9,745)

Total of Short Equity Positions			(48,224)

Total of Long and Short Equity Positions			1,477,984

Net Cash and Other Receivables/ (Payables) (b)			7,813

Swaps, at Value			$1,485,797

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the USD Discount Rate, which is denominated in CAD based on the local currencies of the positions within the swap.	15 months maturity 10/20/2015	$(229,229)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Canada
BCE, Inc.	(45,019)	$(2,112,694)	$187,633

Net Cash and Other Receivables/ (Payables) (b)			(416,862)

Swaps, at Value			$(229,229)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate, which is denominated in JPY based on the local currencies of the positions within the swap.	25 months maturity 10/14/2015	$5,058,466

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Japan
Tokyo Electron Ltd.	371,108	$18,882,468	$5,304,593

Net Cash and Other Receivables/ (Payables) (b)			(246,127)

Swaps, at Value			$5,058,466

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 3)
Morgan Stanley Capital Services, Inc.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Swiss Tomorrow-Overnight Index Swap rate, which is denominated in CHF based on the local currencies of the positions within the swap.	1-3 months maturity 10/14/2014	$1,540,593

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Switzerland
Nobel Biocare Holding AG	355,581	$6,340,934	$(52,386)
Schweizerische National-Versicherungs-Gesellschaft AG	75,473	5,996,181	582,072

			529,686

Total of Long Equity Positions			529,686

Short Positions

Switzerland
Helvetia Holding AG	(5,136)	(2,350,778)	(136,213)
Holcim Ltd.	(181,846)	(14,824,481)	1,594,871

			1,458,658

Total of Short Equity Positions			1,458,658

Total of Long and Short Equity Positions			1,988,344

Net Cash and Other Receivables/ (Payables) (b)			(447,751)

Swaps, at Value			$1,540,593

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Collateral for this position pledged to Morgan Stanley Capital Services, Inc. is included in the collateral noted in the previous Morgan Stanley total return basket swap.

See notes to Schedule of Investments.

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

LONG INVESTMENTS - 124.5%	SHARES	VALUE (Note 3)
COMMON STOCKS - 41.4%

Belgium - 0.4%
Belgacom SA (a)	16,277	$566,704
bpost SA (a)	6,416	152,902
Colruyt SA (a)	3,388	149,287
Delhaize Group SA (a)	514	35,721
Umicore SA (a)	3,384	147,535

		1,052,149

Denmark - 1.0%
AP Moeller - Maersk A/S, Class B (a)	503	1,191,529
Chr Hansen Holding A/S (a)	1,774	68,482
Coloplast A/S, Class B (a)	1,200	100,354
Danske Bank A/S (a)	4,960	134,454
GN Store Nord A/S (a)	4,156	91,485
Jyske Bank A/S †(a)	12,072	650,988
Novo Nordisk A/S, Class B (a)	4,186	199,303
TDC A/S (a)	59,461	450,461
Tryg A/S (a)	950	98,558

		2,985,614

Finland - 1.0%
Elisa OYJ (a)	10,943	289,896
Fortum OYJ (a)	19,860	484,225
Kesko OYJ, B Shares (a)	796	28,412
Neste Oil OYJ (a)	43,039	885,753
Orion OYJ, Class B (a)	11,687	456,327
Sampo OYJ, A Shares (a)	3,442	166,426
Stora Enso OYJ, R Shares (a)	22,643	187,860
UPM-Kymmene OYJ (a)	33,659	478,472

		2,977,371

Germany - 3.5%
Allianz SE (a)	273	44,071
Axel Springer SE (a)	4,774	262,092
Bayer AG (a)	4,087	568,658
Brenntag AG (a)	12,861	629,471
Continental AG (a)	3,870	733,083
Deutsche Post AG (a)	27,524	877,329
Deutsche Telekom AG (a)	70,650	1,069,397
Fresenius Medical Care AG & Co. KGaA (a)	8,688	605,165
GEA Group AG (a)	2,560	111,216
Hannover Rueck SE (a)	2,996	241,806

	SHARES	VALUE (Note 3)
Germany - 3.5% (continued)
Hugo Boss AG (a)	600	$74,798
K+S AG (a)	13,683	385,991
Linde AG (a)	1,248	238,879
Merck KGaA (a)	13,179	1,211,353
Muenchener Rueckversicherungs AG (a)	9,699	1,913,297
ProSiebenSat.1 Media AG (a)	6,285	249,171
Rhoen Klinikum AG (a)	22,300	674,966
Siemens AG (a)	893	106,260
Stada Arzneimittel AG (a)	3,387	134,174
Symrise AG (a)	4,326	229,795
Telefonica Deutschland Holding AG †(a)	9,809	51,157
United Internet AG (a)	747	31,716

		10,443,845

Italy - 2.1%
A2A SpA	327,615	323,868
Atlantia SpA	21,835	536,392
Autogrill SpA †	48,013	376,749
Davide Campari-Milano SpA	16,638	119,838
Enel SpA (a)	51,845	274,266
Eni SpA (a)	71,416	1,694,431
Fiat SpA †	21,122	203,568
GTECH SpA	13,265	313,944
Hera SpA	56,648	149,901
Luxottica Group SpA	2,445	127,086
Mediobanca SpA †	17,164	146,646
Pirelli & C. SpA	25,715	354,586
Snam SpA	104,110	574,875
Terna Rete Elettrica Nazionale SpA	138,533	695,376
Tod’s SpA	319	31,466
Unione di Banche Italiane SCpA	39,397	329,276

		6,252,268

Japan - 22.0%
Aeon Co., Ltd. (a)	10,900	108,602
Aisin Seiki Co., Ltd. (a)	13,500	487,275
Alfresa Holdings Corp. (a)	40,000	575,842
Aozora Bank Ltd. (a)	112,000	378,718
Asahi Group Holdings Ltd. (a)	8,100	234,302
Asahi Kasei Corp. (a)	152,000	1,236,115
Astellas Pharma, Inc. (a)	11,000	163,829
Bandai Namco Holdings, Inc. (a)	53,800	1,384,072

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 22.0% (continued)
Bank of Kyoto Ltd./The (a)	4,000	$33,239
Bank of Yokohama Ltd./The (a)	79,000	434,407
Benesse Holdings, Inc. (a)	8,300	272,305
Bridgestone Corp. (a)	15,400	509,354
Brother Industries Ltd. (a)	46,900	866,718
Calbee, Inc. (a)	1,300	42,489
Canon, Inc. (a)	15,400	501,053
Central Japan Railway Co. (a)	14,600	1,969,377
Chiba Bank Ltd./The (a)	43,000	299,126
Chiyoda Corp. (a)	66,000	729,860
Chugoku Bank Ltd./The (a)	2,400	35,248
Coca-Cola West Co., Ltd. (a)	20,400	297,041
Dai Nippon Printing Co., Ltd. (a)	47,000	471,609
Daicel Corp. (a)	55,000	595,225
Daihatsu Motor Co., Ltd. (a)	21,000	333,237
Daiwa House Industry Co., Ltd. (a)	13,000	233,544
Denso Corp. (a)	10,600	489,044
Disco Corp. (a)	1,300	88,403
East Japan Railway Co. (a)	8,800	659,144
Electric Power Development Co., Ltd. (a)	11,600	379,034
FamilyMart Co., Ltd. (a)	6,100	232,799
Fuji Electric Co., Ltd. (a)	147,000	711,467
Fuji Heavy Industries Ltd. (a)	36,700	1,215,749
FUJIFILM Holdings Corp. (a)	26,100	801,977
Fujitsu Ltd. (a)	200,000	1,230,914
Fukuoka Financial Group, Inc. (a)	78,000	372,077
Hakuhodo DY Holdings, Inc. (a)	16,000	161,973
Hikari Tsushin, Inc. (a)	7,400	526,070
Hino Motors Ltd. (a)	22,200	310,650
Hirose Electric Co., Ltd. (a)	600	74,077
Hitachi Chemical Co., Ltd. (a)	28,900	513,326
Hitachi Metals Ltd. (a)	22,000	396,541
Hokuhoku Financial Group, Inc. (a)	10,000	19,602
Hokuriku Electric Power Co. (a)	2,300	30,215
Hoya Corp. (a)	49,200	1,652,149
Ibiden Co., Ltd. (a)	13,400	261,196
Idemitsu Kosan Co., Ltd. (a)	13,700	290,986
Inpex Corp. (a)	35,900	507,557
ITOCHU Corp. (a)	65,900	804,837
Itochu Techno-Solutions Corp. (a)	4,900	205,956
Japan Airlines Co., Ltd. (a)	82,000	2,243,741

	SHARES	VALUE (Note 3)
Japan - 22.0% (continued)
Japan Display, Inc. †(a)	22,300	$107,482
Japan Petroleum Exploration Co. (a)	2,300	88,294
JGC Corp. (a)	39,000	1,065,541
Joyo Bank Ltd./The (a)	31,000	152,582
JTEKT Corp. (a)	9,300	155,882
JX Holdings, Inc. (a)	2,800	12,910
Kamigumi Co., Ltd. (a)	14,000	132,575
Kaneka Corp. (a)	54,000	302,522
Kao Corp. (a)	11,900	464,370
KDDI Corp. (a)	16,400	986,562
Keyence Corp. (a)	1,500	651,280
Kinden Corp. (a)	21,000	215,961
Kobayashi Pharmaceutical Co., Ltd. (a)	200	12,215
Koito Manufacturing Co., Ltd. (a)	3,500	95,212
Konica Minolta, Inc. (a)	48,100	519,987
Kurita Water Industries Ltd. (a)	26,300	586,668
Kyocera Corp. (a)	1,400	65,390
Lawson, Inc. (a)	4,600	321,831
LIXIL Group Corp. (a)	6,900	147,205
Mabuchi Motor Co., Ltd. (a)	1,200	104,696
Marubeni Corp. (a)	43,000	294,244
Maruichi Steel Tube Ltd. (a)	8,500	208,731
Medipal Holdings Corp. (a)	16,200	196,910
MEIJI Holdings Co., Ltd. (a)	4,300	340,047
Miraca Holdings, Inc. (a)	6,500	268,989
Mitsubishi Electric Corp. (a)	75,000	999,839
Mitsubishi Tanabe Pharma Corp. (a)	20,100	294,938
Mitsubishi UFJ Financial Group, Inc. (a)	67,300	379,284
Mitsui & Co., Ltd. (a)	14,900	235,034
Mizuho Financial Group, Inc.	194,800	347,756
Murata Manufacturing Co., Ltd. (a)	9,400	1,068,454
Nagoya Railroad Co., Ltd. (a)	52,000	208,561
Nexon Co., Ltd. (a)	15,400	127,003
NGK Spark Plug Co., Ltd. (a)	4,100	120,642
NH Foods Ltd. (a)	5,000	106,164
NHK Spring Co., Ltd. (a)	30,800	302,216
Nidec Corp. (a)	6,600	446,009
Nippon Express Co., Ltd. (a)	27,000	113,085
Nippon Paint Co., Ltd. (a)	5,000	112,789
Nippon Telegraph & Telephone Corp. (a)	28,100	1,742,602
Nippon Yusen KK (a)	13,000	34,276

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - 22.0% (continued)
Nishi-Nippon City Bank Ltd./The (a)	33,000	$88,108
Nissin Foods Holdings Co., Ltd. (a)	3,900	202,499
Nitori Holdings Co., Ltd. (a)	10,800	669,117
Nomura Research Institute Ltd. (a)	4,700	151,998
NTT DOCOMO, Inc. (a)	36,000	602,936
Omron Corp. (a)	18,400	836,243
Oracle Corp. Japan (a)	1,000	39,032
Oriental Land Co., Ltd. (a)	6,500	1,228,350
Osaka Gas Co., Ltd. (a)	124,000	497,920
Otsuka Corp. (a)	17,700	704,745
Otsuka Holdings Co., Ltd. (a)	56,500	1,947,459
Park24 Co., Ltd. (a)	4,100	65,425
Resona Holdings, Inc. (a)	245,500	1,384,961
Ricoh Co., Ltd. (a)	41,000	440,476
Rinnai Corp. (a)	1,400	116,155
Rohm Co., Ltd. (a)	18,000	1,133,370
Sankyo Co., Ltd. (a)	9,800	351,211
Santen Pharmaceutical Co., Ltd. (a)	500	28,000
Secom Co., Ltd. (a)	6,700	399,149
Seiko Epson Corp. (a)	26,300	1,267,211
Sekisui Chemical Co., Ltd. (a)	102,000	1,172,279
Seven & I Holdings Co., Ltd. (a)	26,100	1,012,326
Seven Bank Ltd. (a)	221,600	903,099
Shimadzu Corp. (a)	22,000	190,594
Shimamura Co., Ltd. (a)	4,900	450,472
Shimano, Inc. (a)	200	24,329
Shionogi & Co., Ltd. (a)	700	16,065
Showa Shell Sekiyu KK (a)	34,300	327,236
SMC Corp. (a)	1,100	303,315
Stanley Electric Co., Ltd. (a)	12,900	279,274
Sumitomo Corp. (a)	2,700	29,800
Sumitomo Metal Mining Co., Ltd. (a)	4,000	56,295
Sumitomo Mitsui Financial Group, Inc. (a)	12,000	488,934
Sumitomo Rubber Industries Ltd. (a)	18,400	261,741
Suruga Bank Ltd. (a)	6,600	131,683
Suzuken Co., Ltd. (a)	2,800	80,663
Suzuki Motor Corp. (a)	8,100	268,638
Sysmex Corp. (a)	1,400	56,377
Taisei Corp. (a)	116,000	654,436
Taisho Pharmaceutical Holdings Co., Ltd. (a)	400	27,379

	SHARES	VALUE (Note 3)
Japan - 22.0% (continued)
Takashimaya Co., Ltd. (a)	12,000	$100,374
THK Co., Ltd. (a)	21,300	530,774
Toho Gas Co., Ltd. (a)	10,000	56,308
Tohoku Electric Power Co., Inc. (a)	21,900	248,902
Tokio Marine Holdings, Inc. (a)	4,200	130,316
Tokyo Electric Power Co., Inc. †(a)	160,900	563,359
Tokyo Gas Co., Ltd. (a)	184,000	1,033,920
TonenGeneral Sekiyu KK (a)	8,000	69,978
Toppan Printing Co., Ltd. (a)	29,000	208,410
TOTO Ltd. (a)	93,000	1,023,149
Toyo Seikan Group Holdings Ltd. (a)	21,000	260,338
Toyo Suisan Kaisha Ltd. (a)	14,000	464,875
Toyoda Gosei Co., Ltd. (a)	5,000	97,608
Toyota Industries Corp. (a)	4,900	237,051
Unicharm Corp. (a)	6,000	136,748
USS Co., Ltd. (a)	13,000	198,873
West Japan Railway Co. (a)	11,700	523,608
Yamaha Corp. (a)	9,800	128,125
Yamaha Motor Co., Ltd. (a)	17,200	337,031
Yamato Holdings Co., Ltd. (a)	13,500	251,385
Yamato Kogyo Co., Ltd. (a)	200	6,676
Yamazaki Baking Co., Ltd. (a)	4,000	51,482
Yokohama Rubber Co., Ltd./The (a)	5,000	43,326

		66,100,725

Luxembourg - 0.0%(b)
Millicom International Cellular SA SDR	337	26,992

Netherlands - 1.2%
Delta Lloyd NV (a)	6,956	167,607
Heineken NV (a)	206	15,385
Koninklijke Ahold NV (a)	51,674	835,861
Koninklijke Boskalis Westminster NV (a)	5,915	332,656
Koninklijke DSM NV (a)	2,204	135,895
Koninklijke Philips NV (a)	2,994	95,209
Nutreco NV (a)	10,485	381,026
Royal Dutch Shell PLC, A Shares (a)	30,219	1,153,541
Wolters Kluwer NV (a)	15,930	424,811

		3,541,991

Norway - 1.9%
DNB ASA (a)	51,784	969,091
Gjensidige Forsikring ASA (a)	13,157	278,189

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Norway - 1.9% (continued)
Marine Harvest ASA (a)	38,002	$531,519
Orkla ASA (a)	16,387	148,121
Statoil ASA (a)	85,996	2,341,307
Telenor ASA (a)	47,330	1,038,775
Yara International ASA (a)	9,266	465,367

		5,772,369

Portugal - 0.0%(b)
EDP - Energias de Portugal SA	9,806	42,761

Spain - 2.8%
Acciona SA †(a)	1,069	79,797
Acerinox SA	14,008	215,164
ACS Actividades de Construccion y Servicios SA (a)	10,292	394,488
Amadeus IT Holding SA, A Shares (a)	21,424	799,786
Banco Santander SA (a)	139,674	1,337,186
Bankinter SA (a)	18,424	155,751
Bolsas y Mercados Espanoles SA (a)	13,635	518,747
Distribuidora Internacional de Alimentacion SA (a)	20,899	149,767
Ebro Foods SA	14,477	274,207
Enagas SA (a)	46,568	1,497,580
Endesa SA	18,141	716,423
Ferrovial SA (a)	3,019	58,407
Gas Natural SDG SA (a)	24,845	730,858
Iberdrola SA (a)	75,397	538,930
Prosegur Cia de Seguridad SA	926	5,744
Red Electrica Corp. SA (a)	1,205	104,302
Repsol SA (a)	25,898	614,406
Tecnicas Reunidas SA (a)	4,117	217,779

		8,409,322

Sweden - 1.9%
Assa Abloy AB, Class B (a)	2,346	120,555
Holmen AB, B Shares	788	23,924
Husqvarna AB, B Shares	16,854	118,828
ICA Gruppen AB	22,137	722,070
Meda AB, A Shares	19,549	273,958
Nordea Bank AB (a)	77,933	1,010,277
Securitas AB, B Shares (a)	32,049	354,977
Skandinaviska Enskilda Banken AB, Class A (a)	76,738	1,020,973
Skanska AB, B Shares (a)	2,438	50,279
SKF AB, B Shares (a)	5,631	117,228

	SHARES	VALUE (Note 3)
Sweden - 1.9% (continued)
Svenska Cellulosa AB SCA, Class B (a)	16,609	$394,648
Swedish Match AB (a)	2,656	85,926
Telefonaktiebolaget LM Ericsson, B Shares (a)	45,543	574,246
TeliaSonera AB (a)	119,903	826,869

		5,694,758

Switzerland - 3.1%
Actelion Ltd. †(a)	343	40,174
Aryzta AG †(a)	3,232	278,496
Baloise Holding AG (a)	339	43,335
Barry Callebaut AG †(a)	158	175,425
Bucher Industries AG (a)	555	142,457
Chocoladefabriken Lindt & Spruengli AG (a)	69	344,294
DKSH Holding AG (a)	1,268	94,261
EMS-Chemie Holding AG	72	29,793
Flughafen Zuerich AG (a)	107	67,035
Galenica AG (a)	587	516,600
Givaudan SA †(a)	363	578,622
Helvetia Holding AG (a)	13	6,295
Lonza Group AG †(a)	3,844	463,186
Nestle SA (a)	11,151	819,498
Novartis AG	19,929	1,876,682
Roche Holding AG (a)	3,281	968,889
Sika AG (a)	64	221,291
Straumann Holding AG (a)	312	70,492
Swiss Life Holding AG †(a)	877	208,984
Swiss Re AG †(a)	10,937	870,392
Swisscom AG (a)	2,307	1,307,683

		9,123,884

United Kingdom - 0.5%
Unilever NV CVA (a)	37,222	1,477,161

TOTAL COMMON STOCKS (cost $125,372,450)		123,901,210

PREFERRED STOCKS - 0.8%

Germany - 0.8%
Fuchs Petrolub SE (a)	153	5,784
Henkel AG & Co. KGaA (a)	9,681	963,766
Porsche Automobil Holding SE	11,502	917,546

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Germany - 0.8% (continued)
Volkswagen AG (a)	2,933	$605,688

TOTAL PREFERRED STOCKS (cost $2,934,353)		2,492,784

RIGHTS - 0.0% (b)
Fiat SpA (3) †(c)	21,122	—

(Cost $—)

MONEY MARKET FUNDS - 82.3%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (d)	4,737,783	4,737,783
Dreyfus Treasury Cash Management, Class I, 0.010% (d)	19,347,214	19,347,214
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (d)^	163,810,660	163,810,660
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)(e)^	34,350,033	34,350,033
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (d)	23,688,916	23,688,916

TOTAL MONEY MARKET FUNDS (cost $245,934,606)		245,934,606

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $374,241,409)		372,328,600

SECURITIES SOLD SHORT- (34.5)%

COMMON STOCKS - (34.5)%

Belgium - (0.2)%
KBC Groep NV †	(922)	(48,945)
Telenet Group Holding NV †	(716)	(41,129)
UCB SA	(5,282)	(478,619)

		(568,693)

Denmark - (0.4)%
Carlsberg A/S, Class B	(521)	(46,271)
FLSmidth & Co. A/S	(14,850)	(708,194)
Novozymes A/S, B Shares	(577)	(24,970)
Vestas Wind Systems A/S †	(7,867)	(306,716)
William Demant Holding A/S †	(1,000)	(76,650)

		(1,162,801)

Finland - (0.9)%
Cargotec OYJ, B Shares	(23,392)	(778,760)

	SHARES	VALUE (Note 3)
Finland - (0.9)% (continued)
Kone OYJ, Class B	(1,666)	$(66,699)
Metso OYJ	(5,733)	(203,106)
Nokia OYJ	(72,846)	(618,541)
Nokian Renkaat OYJ	(25,532)	(766,075)
Wartsila OYJ	(4,372)	(194,813)
YIT OYJ	(15,438)	(118,578)

		(2,746,572)

Germany - (3.8)%
adidas AG	(6,599)	(492,387)
Aixtron SE †	(55,569)	(841,736)
Aurubis AG	(2,396)	(118,030)
Bayerische Motoren Werke AG	(2,333)	(249,338)
Bilfinger SE	(1,352)	(85,454)
Commerzbank AG †	(70,953)	(1,053,589)
Deutsche Bank AG	(27,582)	(963,094)
Deutsche Lufthansa AG	(6,142)	(96,442)
E.ON SE	(2,666)	(48,686)
HeidelbergCement AG	(2,006)	(132,036)
Hochtief AG	(872)	(59,846)
Infineon Technologies AG	(24,400)	(251,148)
LANXESS AG	(22,999)	(1,267,275)
Metro AG †	(21,060)	(690,665)
MTU Aero Engines AG	(1,352)	(115,026)
Rheinmetall AG	(1,254)	(59,994)
RWE AG	(23,514)	(915,178)
Salzgitter AG	(13,282)	(455,692)
SAP SE	(17,935)	(1,294,362)
Sky Deutschland AG †	(13,849)	(117,065)
Software AG	(6,091)	(150,275)
Suedzucker AG	(15,523)	(242,569)
ThyssenKrupp AG †	(33,978)	(887,083)
Wacker Chemie AG	(5,685)	(684,763)
Wirecard AG	(1,855)	(68,221)

		(11,339,954)

Italy - (1.2)%
Assicurazioni Generali SpA	(12,345)	(258,839)
Banca Popolare dell’Emilia Romagna SC †	(75,062)	(593,531)
Buzzi Unicem SpA	(9,387)	(127,618)
Enel Green Power SpA	(40,269)	(102,784)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Italy - (1.2)% (continued)
Mediaset SpA †	(248,088)	$(945,674)
Moncler SpA	(3,546)	(50,516)
Prysmian SpA	(3,505)	(64,852)
Salvatore Ferragamo SpA	(15,939)	(436,229)
Telecom Italia SpA †	(408,507)	(467,241)
Tenaris SA	(379)	(8,649)
UniCredit SpA	(62,817)	(493,483)
UnipolSai SpA	(38,824)	(109,290)
World Duty Free SpA †	(1,910)	(21,770)

		(3,680,476)

Japan - (18.7)%
Acom Co., Ltd. †	(363,300)	(1,215,337)
Advantest Corp.	(121,400)	(1,567,303)
Aeon Credit Service Co., Ltd.	(54,600)	(1,168,417)
Ajinomoto Co., Inc.	(1,000)	(16,630)
Amada Co., Ltd.	(111,400)	(1,062,091)
Asahi Glass Co., Ltd.	(117,000)	(634,702)
Asics Corp.	(3,200)	(72,172)
Casio Computer Co., Ltd.	(34,800)	(581,551)
Chubu Electric Power Co., Inc. †	(1,700)	(19,517)
Chugai Pharmaceutical Co., Ltd.	(1,500)	(43,419)
Chugoku Electric Power Co., Inc./The	(38,400)	(492,424)
Citizen Holdings Co., Ltd.	(4,500)	(29,549)
Credit Saison Co., Ltd.	(56,700)	(1,092,588)
Daido Steel Co., Ltd.	(40,000)	(159,441)
Dai-ichi Life Insurance Co., Ltd./The	(62,900)	(934,360)
Daiichi Sankyo Co., Ltd.	(1,300)	(20,428)
Daikin Industries Ltd.	(4,300)	(266,742)
Don Quijote Holdings Co., Ltd.	(200)	(11,477)
Eisai Co., Ltd.	(7,300)	(295,272)
FANUC Corp.	(3,100)	(560,644)
Fast Retailing Co., Ltd.	(5,500)	(1,843,007)
Furukawa Electric Co., Ltd.	(193,000)	(387,835)
GS Yuasa Corp.	(180,000)	(1,048,794)
Hamamatsu Photonics KK	(700)	(33,260)
Hankyu Hanshin Holdings, Inc.	(6,000)	(34,938)
Hitachi Capital Corp.	(6,700)	(161,125)
Hitachi Construction Machinery Co., Ltd.	(24,000)	(483,178)
Hitachi High-Technologies Corp.	(1,900)	(54,640)

	SHARES	VALUE (Note 3)
Japan - (18.7)% (continued)
Hitachi Ltd.	(67,000)	$(511,882)
Hokkaido Electric Power Co., Inc. †	(112,500)	(913,499)
Honda Motor Co., Ltd.	(3,100)	(106,360)
IHI Corp.	(8,000)	(41,459)
Isetan Mitsukoshi Holdings Ltd.	(52,300)	(680,660)
Isuzu Motors Ltd.	(10,000)	(141,424)
Japan Steel Works Ltd./The	(271,000)	(1,088,813)
Japan Tobacco, Inc.	(12,900)	(419,191)
JFE Holdings, Inc.	(20,100)	(401,527)
Kajima Corp.	(116,000)	(555,256)
Kakaku.com, Inc.	(24,400)	(346,574)
Kansai Electric Power Co., Inc./The †	(100,700)	(951,522)
Kansai Paint Co., Ltd.	(6,000)	(89,707)
Kawasaki Heavy Industries Ltd.	(180,000)	(719,647)
Keikyu Corp.	(67,000)	(559,297)
Keio Corp.	(10,000)	(73,891)
Keisei Electric Railway Co., Ltd.	(2,000)	(20,081)
Kikkoman Corp.	(4,000)	(85,012)
Kintetsu Corp.	(231,000)	(777,106)
Kobe Steel Ltd.	(112,000)	(181,885)
Komatsu Ltd.	(7,300)	(168,711)
Konami Corp.	(15,200)	(316,975)
Kubota Corp.	(49,000)	(775,836)
Kyowa Hakko Kirin Co., Ltd.	(9,000)	(110,703)
Kyushu Electric Power Co., Inc.	(71,600)	(771,764)
M3, Inc.	(19,200)	(307,897)
Marui Group Co., Ltd.	(23,200)	(191,051)
Mazda Motor Corp.	(1,400)	(35,216)
Mitsubishi Chemical Holdings Corp.	(54,800)	(269,763)
Mitsubishi Gas Chemical Co., Inc.	(53,000)	(337,914)
Mitsubishi Logistics Corp.	(58,000)	(833,326)
Mitsubishi Materials Corp.	(152,000)	(491,812)
Mitsubishi UFJ Lease & Finance Co., Ltd.	(11,100)	(58,051)
Mitsui Chemicals, Inc.	(320,000)	(890,641)
Mitsui OSK Lines Ltd.	(161,000)	(514,415)
MS&AD Insurance Group Holdings, Inc.	(11,000)	(239,933)
NGK Insulators Ltd.	(25,000)	(595,918)
Nintendo Co., Ltd.	(18,900)	(2,058,747)
Nippon Electric Glass Co., Ltd.	(85,000)	(413,218)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Japan - (18.7)% (continued)
Nippon Shokubai Co., Ltd.	(11,000)	$(122,644)
Nippon Steel & Sumitomo Metal Corp.	(345,000)	(895,667)
Nissan Motor Co., Ltd.	(102,000)	(987,375)
Nitto Denko Corp.	(18,000)	(985,612)
NSK Ltd.	(30,000)	(427,892)
NTT Data Corp.	(900)	(32,465)
Obayashi Corp.	(132,000)	(903,361)
Odakyu Electric Railway Co., Ltd.	(120,000)	(1,097,370)
Olympus Corp. †	(26,200)	(939,551)
Rakuten, Inc.	(81,800)	(941,638)
Sharp Corp. †	(387,000)	(1,100,919)
Shikoku Electric Power Co., Inc. †	(65,900)	(845,536)
Shimizu Corp.	(9,000)	(71,020)
Shin-Etsu Chemical Co., Ltd.	(6,900)	(452,082)
Shinsei Bank Ltd.	(358,000)	(768,404)
Shizuoka Bank Ltd./The	(1,000)	(10,296)
Showa Denko KK	(246,000)	(322,836)
SoftBank Corp.	(5,900)	(412,108)
Sojitz Corp.	(29,500)	(46,313)
Sony Corp.	(81,800)	(1,468,084)
Sony Financial Holdings, Inc.	(23,700)	(383,344)
Sumco Corp.	(92,400)	(1,120,464)
Sumitomo Dainippon Pharma Co., Ltd.	(16,200)	(206,674)
Sumitomo Electric Industries Ltd.	(7,700)	(113,989)
Sumitomo Heavy Industries Ltd.	(72,000)	(405,528)
Sumitomo Mitsui Trust Holdings, Inc.	(105,000)	(437,163)
T&D Holdings, Inc.	(8,400)	(107,939)
Taiheiyo Cement Corp.	(132,000)	(497,853)
Taiyo Nippon Sanso Corp.	(24,000)	(211,878)
Takeda Pharmaceutical Co., Ltd.	(6,200)	(269,529)
TDK Corp.	(4,000)	(223,761)
Teijin Ltd.	(158,000)	(381,767)
Terumo Corp.	(14,900)	(357,471)
Tobu Railway Co., Ltd.	(40,000)	(201,127)
Toho Co., Ltd.	(2,000)	(45,187)
Tokyu Corp.	(10,000)	(65,538)
Toray Industries, Inc.	(37,000)	(244,606)
Toshiba Corp.	(268,000)	(1,244,105)
Toyota Tsusho Corp.	(27,000)	(657,693)
Trend Micro, Inc.	(4,700)	(159,251)

	SHARES	VALUE (Note 3)
Japan - (18.7)% (continued)
Tsumura & Co.	(1,800)	$(40,114)
Ube Industries Ltd.	(108,000)	(172,221)
Yahoo Japan Corp.	(281,600)	(1,070,349)
Yakult Honsha Co., Ltd.	(4,000)	(210,088)
Yamada Denki Co., Ltd.	(216,800)	(632,803)
Yaskawa Electric Corp.	(97,500)	(1,324,997)
Yokogawa Electric Corp.	(7,500)	(98,612)

		(56,052,749)

Luxembourg - (0.6)%
Altice SA †	(5,747)	(304,874)
ArcelorMittal	(99,718)	(1,364,358)

		(1,669,232)

Netherlands - (1.2)%
Aegon NV	(1,308)	(10,770)
Akzo Nobel NV	(3,422)	(234,137)
ASML Holding NV	(12,336)	(1,221,864)
Fugro NV CVA	(17,162)	(518,181)
Koninklijke KPN NV †	(73,917)	(236,654)
Koninklijke Vopak NV	(4,356)	(234,721)
OCI †	(1,196)	(36,893)
Randstad Holding NV	(5,572)	(258,871)
SBM Offshore NV †	(41,675)	(604,293)
TNT Express NV	(52,593)	(331,785)

		(3,688,169)

Norway - (0.8)%
Akastor ASA	(59,332)	(238,898)
Aker Solutions ASA 144A †(f)	(59,332)	(591,035)
Fred Olsen Energy ASA	(2,943)	(54,054)
Norsk Hydro ASA	(30,544)	(170,765)
Petroleum Geo-Services ASA	(65,164)	(411,811)
Schibsted ASA	(8,304)	(450,788)
Seadrill Ltd.	(4,197)	(112,137)
TGS Nopec Geophysical Co. ASA	(19,564)	(498,212)

		(2,527,700)

Portugal - 0.0%(b)
Banco Espirito Santo SA(3)(c)	(216,618)	(32,832)

Spain - (2.0)%
Banco Bilbao Vizcaya Argentaria SA	(57,578)	(692,978)

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

	SHARES	VALUE (Note 3)
Spain - (2.0)% (continued)
Banco de Sabadell SA	(76,227)	$(225,075)
Banco Popular Espanol SA	(115,682)	(705,580)
Bankia SA †	(160,336)	(298,286)
CaixaBank SA	(91,909)	(558,854)
Grifols SA	(17,199)	(702,852)
Inditex SA	(43,144)	(1,190,933)
Indra Sistemas SA	(3,779)	(52,910)
Mapfre SA	(251,742)	(889,742)
Mediaset Espana Comunicacion SA †	(7,324)	(90,895)
Obrascon Huarte Lain SA	(13,552)	(452,325)
Telefonica SA	(15,994)	(247,015)

		(6,107,445)

Sweden - (1.3)%
Alfa Laval AB	(5,926)	(126,257)
Atlas Copco AB, A Shares	(10,181)	(290,502)
Boliden AB	(40,073)	(647,033)
Electrolux AB, Series B	(20,253)	(533,467)
Elekta AB, B Shares	(23,545)	(231,431)
Getinge AB, B Shares	(13,498)	(338,900)
Hennes & Mauritz AB, B Shares	(713)	(29,483)
Modern Times Group AB, B Shares	(485)	(15,307)
Sandvik AB	(100,968)	(1,134,004)
Tele2 AB, B Shares	(26,928)	(324,119)
Trelleborg AB, B Shares	(10,948)	(189,215)

		(3,859,718)

Switzerland - (2.5)%
Adecco SA †	(5,671)	(383,365)
Cie Financiere Richemont SA	(9,066)	(741,066)
Credit Suisse Group AG †	(39,292)	(1,087,038)
Dufry AG †	(2,089)	(317,670)
GAM Holding AG †	(6,698)	(115,382)
Holcim Ltd. †	(4,732)	(344,261)
Julius Baer Group Ltd. †	(11,360)	(507,647)
Kuehne + Nagel International AG	(1,308)	(164,813)
OC Oerlikon Corp. AG †	(809)	(10,037)
Partners Group Holding AG	(59)	(15,507)
Schindler Holding AG	(471)	(63,799)
SGS SA	(44)	(91,034)
STMicroelectronics NV	(65,266)	(503,882)

	SHARES	VALUE (Note 3)
Switzerland - (2.5)% (continued)
Sulzer AG	(2,960)	$(362,979)
Swatch Group AG/The	(886)	(419,873)
Syngenta AG	(1,903)	(602,577)
Transocean Ltd.	(15,167)	(487,833)
UBS AG †	(58,065)	(1,009,334)
Zurich Insurance Group AG †	(373)	(111,006)

		(7,339,103)

United Kingdom - (0.4)%
CNH Industrial NV	(49,084)	(388,794)
International Consolidated Airlines Group SA †	(51,164)	(304,288)
Subsea 7 SA	(28,097)	(401,522)

		(1,094,604)

United States - (0.5)%
Zimmer Holdings, Inc.(1)	(13,591)	(1,366,575)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $103,322,186)		(103,236,623)

RIGHTS - 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA †	(57,578)	(5,745)
Banco Popular Espanol SA †	(115,682)	(1,607)

TOTAL RIGHTS (proceeds $—)		(7,352)

TOTAL SECURITIES SOLD SHORT (proceeds $103,322,186)		(103,243,975)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 90.0% (cost $270,919,223)		269,084,625

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.0% (g)		29,829,835

NET ASSETS - 100.0%		$298,914,460

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2014, the value of these securities was $113,036,751.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued as of September 30, 2014 using procedures approved by the Board of Trustees. The total value of positions fair valued was $(32,832) or 0.0% of total net assets.
(d)	Represents annualized seven-day yield as of September 30, 2014.
(e)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(f)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$487,068	0.2%
Consumer Staples	10,247,793	3.5
Energy	4,042,836	1.4
Financials	(240,082)	(0.1)
Health Care	6,122,134	2.0
Industrials	(1,701,966)	(0.6)
Information Technology	26,473	0.0
Materials	(7,069,043)	(2.4)
Telecommunication Services	7,272,896	2.4
Utilities	3,961,910	1.3
Money Market Funds	245,934,606	82.3

Total Investments	269,084,625	90.0
Other Assets in Excess of Liabilities (g)	29,829,835	10.0

Net Assets	$298,914,460	100.0%

See notes to Schedules of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital	10-Year Canadian Bond	12/2014	CAD	54,585,826	$(361,054)
Barclays Capital	10-Year Japanese Government Bond	12/2014	JPY	(31,008,478,000)	(509,378)
Bank of America	30-Year Euro Buxl Bond	12/2014	EUR	(6,093,478)	(35,701)
Bank of America	Bovespa Index	10/2014	BRL	(17,615,633)	519,780
CitiBank	Corn Futures^	11/2014	USD	(13,647,604)	1,908,154
Bank of America	Euro - Bobl Futures	12/2014	EUR	4,587,847	21,982
Bank of America	Euro - Bund Futures	12/2014	EUR	46,285,910	341,619
Bank of America	Euro - SCHATZ Futures	12/2014	EUR	(253,666,722)	(257,522)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	4,189,015	(311,766)
CitiBank	Gold 100 OZ Futures^	11/2014	USD	17,919,852	(1,298,454)
Barclays Capital	Gold 100 OZ Futures^	11/2014	USD	(4,181,760)	304,514
CitiBank	Gold 100 OZ Futures^	11/2014	USD	(15,311,519)	995,239
Bank of America	Hang Seng Index Futures	10/2014	HKD	298,279,740	(1,678,139)
Bank of America	H-SHARES Index Futures	10/2014	HKD	8,056,436	(40,082)
Goldman Sachs	H-SHARES Index Futures	10/2014	HKD	533,393	(2,195)
CitiBank	LME Copper Futures^	12/2014	USD	3,094,325	(91,250)
Barclays Capital	Long Gilt Futures	12/2014	GBP	109,492,279	1,153,195
Bank of America	MSCI Taiwan Stock Index Futures	10/2014	USD	3,202,909	(61,079)
CitiBank	Soybean Futures^	10/2014	USD	6,995,948	(968,365)
Deutsche Bank	Soybean Futures^	10/2014	USD	33,383,162	(8,268,787)
CitiBank	Soybean Futures^	10/2014	USD	(6,757,097)	455,609
Deutsche Bank	Soybean Futures^	10/2014	USD	(31,858,439)	6,744,065
Bank of America	Swiss Market Index Futures	12/2014	CHF	(17,646,393)	(121,066)
Bank of America	Taiwan Stock Exchange Futures	10/2014	TWD	66,324,314	(52,499)
Bank of America	Tel Aviv 25 Index Futures	10/2014	ILS	4,489,389	9,129
Bank of America	U.S. Treasury 10-Year Note Futures	12/2014	USD	(6,743,433)	12,840
Bank of America	U.S. Treasury 2-Year Note Futures	12/2014	USD	(240,300,419)	9,982
Bank of America	U.S. Treasury 5-Year Note Futures	12/2014	USD	2,726,077	(6,148)
Bank of America	U.S. Treasury Long Bond Futures	12/2014	USD	(7,797,770)	75,021
Goldman Sachs	WIG20 Index Futures	12/2014	PLN	4,055,039	5,134

					$(1,507,222)

Money Market Fund is pledged as collateral to Bank of America, CitiBank, Deutsche Bank and Goldman Sachs for total return swap contracts in the amounts of $4,310,000, $560,000, $1,500,000 and $26,250,000, respectively at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
10	J.P. Morgan	LME Copper Futures^	10/2014	$1,784,424	$1,679,625	$(104,799)
47	J.P. Morgan	LME Copper Futures^	10/2014	8,360,148	7,889,538	(470,610)
87	J.P. Morgan	LME Copper Futures^	10/2014	15,492,663	14,587,724	(904,939)
6	J.P. Morgan	LME Copper Futures^	10/2014	1,067,112	1,004,871	(62,241)
7	J.P. Morgan	LME Copper Futures^	10/2014	1,246,857	1,172,166	(74,691)
17	J.P. Morgan	LME Copper Futures^	11/2014	2,915,138	2,845,375	(69,763)
8	J.P. Morgan	LME Copper Futures^	11/2014	1,380,660	1,338,000	(42,660)
12	J.P. Morgan	LME Copper Futures^	11/2014	2,100,233	2,005,725	(94,508)
7	J.P. Morgan	LME Copper Futures^	11/2014	1,223,673	1,169,219	(54,454)
5	J.P. Morgan	LME Copper Futures^	12/2014	866,260	834,906	(31,354)
18	J.P. Morgan	LME Copper Futures^	12/2014	3,061,864	3,004,537	(57,327)
117	J.P. Morgan	LME Copper Futures^	12/2014	20,130,351	19,519,989	(610,362)
9	J.P. Morgan	LME Copper Futures^	12/2014	1,545,398	1,500,862	(44,536)
387	Goldman Sachs	Natural Gas Futures^	10/2014	15,255,292	15,948,270	692,978
10	Goldman Sachs	Silver Futures^	12/2014	938,907	852,850	(86,057)
129	Goldman Sachs	WTI Crude Futures^	10/2014	11,894,176	11,759,640	(134,536)
87	Barclays Capital	Amsterdam Index Futures	10/2014	9,185,576	9,261,137	75,561
2	Barclays Capital	DAX Index Futures	12/2014	597,638	599,348	1,710
67	Barclays Capital	FTSE/JSE Top 40 Index Futures	12/2014	2,758,607	2,644,489	(114,118)
170	Barclays Capital	Hang Seng Index Futures	10/2014	25,994,975	24,980,522	(1,014,453)
11	Barclays Capital	H-SHARES Index Futures	10/2014	756,357	731,483	(24,874)
36	Barclays Capital	IBEX 35 Index Futures	10/2014	4,896,453	4,937,383	40,930
24	Barclays Capital	KOSPI Index 200 Futures	12/2014	2,974,370	2,922,530	(51,840)
7	Barclays Capital	MSCI Singapore Index Futures	10/2014	407,693	405,284	(2,409)
294	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	46,849,536	45,215,019	(1,634,517)
311	Barclays Capital	SET50 Index Futures	12/2014	2,052,557	2,029,532	(23,025)
200	Barclays Capital	TOPIX Index Futures	12/2014	24,183,649	24,189,651	6,002
443	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	139,694,639	139,784,869	90,230
1,444	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	455,197,461	455,664,672	467,211
499	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	157,401,807	157,455,191	53,384
479	J.P. Morgan	90-Day EURODollar Futures	3/2015	119,347,271	119,348,837	1,566
673	J.P. Morgan	90-Day EURODollar Futures	6/2015	167,419,292	167,316,212	(103,080)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
804	J.P. Morgan	90-Day EURODollar Futures	9/2015	$199,398,392	$199,351,800	$(46,592)

				1,448,379,429	1,443,951,256	(4,428,173)

Short Contracts:
337	Goldman Sachs	Brent Crude Futures^	10/2014	(33,994,980)	(31,903,792)	2,091,188
731	Goldman Sachs	Corn Futures^	12/2014	(13,458,693)	(11,723,413)	1,735,280
10	J.P. Morgan	LME Copper Futures^	10/2014	(1,778,479)	(1,679,625)	98,854
47	J.P. Morgan	LME Copper Futures^	10/2014	(8,342,402)	(7,889,537)	452,865
87	J.P. Morgan	LME Copper Futures^	10/2014	(15,499,957)	(14,587,725)	912,232
6	J.P. Morgan	LME Copper Futures^	10/2014	(1,070,800)	(1,004,871)	65,929
7	J.P. Morgan	LME Copper Futures^	10/2014	(1,248,085)	(1,172,165)	75,920
17	J.P. Morgan	LME Copper Futures^	11/2014	(2,916,295)	(2,845,375)	70,920
8	J.P. Morgan	LME Copper Futures^	11/2014	(1,381,983)	(1,338,000)	43,983
12	J.P. Morgan	LME Copper Futures^	11/2014	(2,093,975)	(2,005,725)	88,250
7	J.P. Morgan	LME Copper Futures^	11/2014	(1,228,310)	(1,169,218)	59,092
5	J.P. Morgan	LME Copper Futures^	12/2014	(866,756)	(834,906)	31,850
18	J.P. Morgan	LME Copper Futures^	12/2014	(3,054,113)	(3,004,538)	49,575
5	J.P. Morgan	LME Copper Futures^	12/2014	(865,833)	(834,187)	31,646
9	J.P. Morgan	LME Copper Futures^	12/2014	(1,554,225)	(1,500,862)	53,363
12	Goldman Sachs	Soybean Futures^	11/2014	(555,998)	(547,950)	8,048
811	J.P. Morgan	BIST 30 Futures	10/2014	(3,520,166)	(3,278,305)	241,861
13	Barclays Capital	CAC40 Index Futures	10/2014	(720,818)	(724,764)	(3,946)
254	Barclays Capital	Euro Stoxx 50 Index	12/2014	(10,294,371)	(10,339,858)	(45,487)
123	Barclays Capital	FTSE 100 Index Futures	12/2014	(13,361,476)	(13,171,463)	190,013
17	Barclays Capital	FTSE Bursa Malaysia KLCI Index Futures	10/2014	(476,265)	(477,275)	(1,010)
142	Barclays Capital	FTSE/MIB Index Futures	12/2014	(18,689,276)	(18,716,392)	(27,116)
1	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2014	(34,263)	(33,553)	710
1,336	Barclays Capital	OMXS30 Index Futures	10/2014	(25,834,522)	(25,998,864)	(164,342)
289	Barclays Capital	S&P 500 E-Mini Futures	12/2014	(28,599,859)	(28,401,474)	198,385
161	Barclays Capital	SGX S&P CNX Nifty Index Futures	10/2014	(2,613,752)	(2,572,297)	41,455
51	Barclays Capital	SPI 200 Index Futures	12/2014	(6,084,429)	(5,897,552)	186,877
962	J.P. Morgan	90-Day Sterling Futures	3/2015	(193,109,230)	(193,315,507)	(206,277)
1,097	J.P. Morgan	90-Day Sterling Futures	6/2015	(219,725,345)	(220,010,496)	(285,151)
1,079	J.P. Morgan	90-Day Sterling Futures	9/2015	(215,927,139)	(215,963,174)	(36,035)
1,343	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	(140,403,091)	(142,044,596)	(1,641,505)
521	J.P. Morgan	Australia 3-Year Bond Futures	12/2014	(49,699,129)	(49,871,078)	(171,949)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
178	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	3/2015	$(39,206,389)	$(39,227,309)	$(20,920)
883	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	6/2015	(194,500,247)	(194,505,201)	(4,954)
93	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(20,467,026)	(20,468,180)	(1,154)

				(1,273,177,677)	(1,269,059,227)	4,118,450

				$175,201,752	$174,892,029	$(309,723)

Cash held as collateral at Barclays Capital and J.P. Morgan for futures contracts was $13,235,423 and $9,400,157, respectively at September 30, 2014. Cash held as collateral for Goldman Sachs for futures contracts was $574,666 at September 30, 2014.

^	Represents positions held in the respective Subsidiary (Note 2).

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	22,323,989	$20,651,716	$19,438,234	$(1,213,482)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	28,460,570	12,288,912	11,386,436	(902,476)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	17,493,943	15,893,724	15,591,677	(302,047)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	5,678,000	6,031,025	5,952,051	(78,974)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	28,380,009	36,811,142	35,865,094	(946,048)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	18,813,095	30,682,911	30,478,205	(204,706)
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	19,345,000	2,496,239	2,490,984	(5,255)
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	111,000,000	461,029	450,506	(10,523)
Indian Rupee, Expiring 12/17/14*	Credit Suisse International	INR	751,248,690	12,213,709	11,959,382	(254,327)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	452,005,000	4,242,239	4,124,392	(117,847)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	4,530,331,040	4,333,019	4,278,866	(54,153)
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	242,800,000	18,357,524	17,983,240	(374,284)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	15,717,000	2,465,918	2,439,647	(26,271)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	47,866,857	39,382,087	37,077,041	(2,305,046)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	41,290,450	$12,671,331	$12,425,313	$(246,018)
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	157,000,000	4,125,813	3,897,021	(228,792)
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	10,206,000	1,434,515	1,414,038	(20,477)
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	950,000	746,244	744,668	(1,576)
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	40,376,950	18,143,325	17,392,683	(750,642)
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	20,736,316	693,670	682,270	(11,400)
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	5,800,000	533,881	507,302	(26,579)

				$244,659,973	$236,579,050	$(8,080,923)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	(20,030,000)	$(17,655,424)	$(17,440,781)	$214,643
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	(16,800,000)	(6,866,437)	(6,721,304)	145,133
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	(550,000)	(504,759)	(490,194)	14,565
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	(62,879,222)	(67,734,834)	(65,914,133)	1,820,701
Danish Krone, Expiring 12/17/14	Credit Suisse International	DKK	(10,201,423)	(1,780,530)	(1,731,733)	48,797
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(150,000)	(194,318)	(189,562)	4,756
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(5,709,000)	(9,257,170)	(9,248,880)	8,290
Hong Kong Dollar, Expiring 12/17/14	Credit Suisse International	HKD	(16,022,000)	(2,065,465)	(2,063,094)	2,371
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	(820,000,000)	(3,378,554)	(3,328,060)	50,494
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	(27,959,091)	(7,808,292)	(7,597,749)	210,543
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(4,314,826,132)	(40,909,981)	(39,371,320)	1,538,661
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	(6,950,000,000)	(6,774,146)	(6,564,227)	209,919
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	(297,165,659)	(22,490,617)	(22,009,890)	480,727
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	(215,373,398)	(33,923,404)	(33,431,003)	492,401
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	(6,843,000)	(5,366,153)	(5,300,499)	65,654
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	(22,400,000)	(6,925,027)	(6,740,711)	184,316
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	(231,554,982)	(6,049,823)	(5,747,609)	302,214
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	(363,432,268)	(51,288,024)	(50,353,413)	934,611
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	(36,404,499)	(29,056,577)	(28,536,099)	520,478

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	(40,277,008)	$(3,632,228)	$(3,522,865)	$109,363

				(323,661,763)	(316,303,126)	7,358,637

				$(79,001,790)	$(79,724,076)	$(722,286)

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $640,000 at September 30, 2014.

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwanese Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps* Outstanding at September 30, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	5-13 months maturity 02/20/2015	$9,206,666

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
Alkermes PLC	1,309	$59,386	$(3,269)
Covidien PLC	2,006	136,036	37,504
Mallinckrodt PLC	6,438	385,572	194,814
Seagate Technology PLC	7,576	411,990	21,887

			250,936

Netherlands
Core Laboratories NV	779	146,876	(32,869)
QIAGEN NV	1,318	32,653	(2,642)

			(35,511)

Panama
Copa Holdings SA	2,877	393,581	(84,907)

Singapore
Avago Technologies Ltd.	11,439	840,668	154,525
Flextronics International Ltd.	9,700	109,985	(9,881)

			144,644

Sweden
Autoliv, Inc.	4,102	370,741	6,315

Switzerland
Allied World Assurance Co. Holdings AG	6,708	252,889	(5,766)
Garmin Ltd.	11,971	685,459	(63,087)
Noble Corp. PLC	7,037	164,990	(8,628)
TE Connectivity Ltd.	15,482	855,727	273

			(77,208)

United Kingdom
Aon PLC	11,619	903,849	114,789
Delphi Automotive PLC	19,315	1,193,478	(8,696)
Ensco PLC	5,480	294,662	(68,283)
Willis Group Holdings PLC	426	18,104	(468)

			37,342

United States
3M Co.	8,624	1,086,202	135,646
Abbott Laboratories	6,109	240,695	13,379
AbbVie, Inc.	8,463	407,639	81,184
Accenture PLC	1,887	148,617	4,834
ACE Ltd.	12,993	1,205,532	157,044
Actavis PLC	509	93,289	29,522
Activision Blizzard, Inc.	55,572	949,336	206,005
Acuity Brands, Inc.	479	59,869	(3,486)
Advance Auto Parts, Inc.	2,515	279,807	47,898
Advent Software, Inc.	2,156	67,091	952
AECOM Technology Corp.	7,987	250,263	19,299
Aetna, Inc.	23,168	1,792,253	84,355

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
AGCO Corp.	11,229	$591,517	$(81,046)
Agilent Technologies, Inc.	3,144	190,872	(11,727)
AGL Resources, Inc.	3,144	151,358	10,055
Air Lease Corp.	4,282	136,168	2,997
Akamai Technologies, Inc.	5,779	313,837	31,747
Alaska Air Group, Inc.	26,652	1,009,991	150,437
Alliant Energy Corp.	5,989	309,681	22,169
Alliant Techsystems, Inc.	5,282	709,967	(35,772)
Allstate Corp./The	4,916	260,056	41,638
Altria Group, Inc.	11,499	397,654	130,610
Amdocs Ltd.	14,764	692,074	(14,702)
Ameren Corp.	4,402	173,785	(5,056)
American Electric Power Co., Inc.	17,877	899,522	33,836
American Express Co.	7,277	655,929	(18,900)
American Financial Group, Inc.	6,678	357,406	29,183
Ameriprise Financial, Inc.	17,308	1,780,535	354,926
AmerisourceBergen Corp.	5,001	352,721	33,857
Amgen, Inc.	8,870	1,044,944	200,937
Analog Devices, Inc.	1,527	82,210	(6,639)
ANN, Inc.	7,200	302,924	(6,789)
ANSYS, Inc.	240	18,104	57
AO Smith Corp.	1,797	82,845	2,117
AOL, Inc.	3,264	156,138	(9,421)
Apache Corp.	1,577	129,526	18,507
Apollo Education Group, Inc.	16,912	483,264	(57,927)
Apple, Inc.	6,737	679,272	(520)
Archer-Daniels-Midland Co.	36,144	1,422,454	424,504
ARRIS Group, Inc.	5,300	165,573	(15,291)
Arrow Electronics, Inc.	12,277	682,604	(3,072)
Ascena Retail Group, Inc.	9,762	176,236	(46,401)
Associated Banc-Corp.	1,657	26,893	1,972
Assurant, Inc.	12,427	804,853	(5,797)
AT&T, Inc.	42,586	1,538,801	(38,070)
Atmos Energy Corp.	4,192	201,681	(1,722)
Atwood Oceanics, Inc.	2,875	131,205	(5,596)
AutoZone, Inc.	1,128	559,198	15,699
Avery Dennison Corp.	3,563	176,401	(17,314)
Avnet, Inc.	16,919	674,578	27,560
Axis Capital Holdings Co.	4,941	224,638	9,219
Babcock & Wilcox Co./The	6,618	220,987	(37,735)
Baker Hughes, Inc.	8,984	655,957	(71,458)
Ball Corp.	5,450	290,227	54,595
Bank of New York Mellon Corp./The	7,726	246,834	52,394

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
BankUnited, Inc.	2,246	$72,321	$(3,841)
Baxter International, Inc.	1,048	73,287	1,928
BB&T Corp.	1,377	50,683	555
Becton Dickinson and Co.	6,139	652,640	46,040
Bed Bath & Beyond, Inc.	5,420	341,618	15,181
Bemis Co., Inc.	419	16,197	(267)
Best Buy Co., Inc.	5,390	123,370	57,681
Big Lots, Inc.	1,519	69,376	(3,983)
Biogen Idec, Inc.	3,805	1,217,546	41,186
Boeing Co./The	1,334	185,886	(15,961)
Boston Scientific Corp.	13,116	177,197	(22,297)
Broadridge Financial Solutions, Inc.	14,583	519,233	87,857
Brocade Communications Systems, Inc.	152,510	1,343,623	314,161
Bunge Ltd.	1,289	107,261	1,312
CA, Inc.	37,072	1,161,818	(126,026)
Cabot Corp.	419	24,529	(3,256)
Capital One Financial Corp.	22,451	1,886,612	(54,161)
Cardinal Health, Inc.	10,825	740,537	70,472
CareFusion Corp.	14,014	562,841	71,292
Carlisle Cos., Inc.	1,228	89,309	9,398
Carter’s, Inc.	3,444	242,113	24,866
CBS Corp.	2,695	163,021	(18,838)
Celanese Corp.	749	41,270	2,562
Celgene Corp.	7,239	543,822	142,290
Centene Corp.	3,300	255,394	17,549
CenturyLink, Inc.	6,000	245,782	(442)
CF Industries Holdings, Inc.	310	76,532	10,027
Charles River Laboratories International, Inc.	2,738	161,635	1,933
Cheesecake Factory, Inc./The	838	36,503	1,626
Chesapeake Energy Corp.	5,898	158,960	(23,365)
Chevron Corp.	9,893	1,101,433	79,000
Chubb Corp./The	4,282	357,961	32,043
Church & Dwight Co., Inc.	240	15,385	1,453
Cigna Corp.	10,241	872,905	55,851
Cimarex Energy Co.	2,126	276,353	(7,350)
Cinemark Holdings, Inc.	1,468	47,261	2,709
Cintas Corp.	7,516	421,395	109,159
Cisco Systems, Inc.	52,584	1,163,687	159,852
Cleco Corp.	419	23,525	(3,350)
Clorox Co./The	1,647	148,181	9,997
CMS Energy Corp.	4,162	111,466	11,979

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Coca-Cola Enterprises, Inc.	7,307	$323,554	$585
Cognizant Technology Solutions Corp.	1,617	80,264	(7,871)
Comcast Corp.	3,463	185,409	831
Comerica, Inc.	2,725	126,090	9,779
Commerce Bancshares, Inc.	535	24,262	(377)
Commercial Metals Co.	16,140	302,449	(26,939)
Computer Sciences Corp.	9,335	536,785	34,051
ConocoPhillips	19,242	1,612,467	(140,069)
Consolidated Edison, Inc.	8,504	462,225	19,612
Convergys Corp.	1,437	28,550	(2,942)
Conversant, Inc.	6,420	155,151	64,733
Cooper Cos., Inc./The	1,158	152,321	28,038
CoreLogic, Inc.	1,198	37,311	(4,881)
Corning, Inc.	52,643	896,479	121,637
CR Bard, Inc.	2,980	444,137	(18,861)
Crane Co.	4,851	296,094	10,538
Crown Holdings, Inc.	5,420	221,620	19,679
CST Brands, Inc.	5,001	156,970	22,816
CSX Corp.	15,691	411,865	91,188
Cubist Pharmaceuticals, Inc.	259	19,311	(2,129)
Cullen/Frost Bankers, Inc.	210	15,041	1,026
Cummins, Inc.	3,803	523,825	(21,905)
CVS Health Corp.	23,088	1,533,488	304,085
Danaher Corp.	2,336	172,137	5,353
Deckers Outdoor Corp.	4,967	440,445	42,248
Deere & Co.	1,198	106,247	(8,024)
Delta Air Lines, Inc.	52,212	1,981,114	(93,651)
Deluxe Corp.	3,354	174,046	10,961
DeVry Education Group, Inc.	7,187	254,341	53,335
Diamond Offshore Drilling, Inc.	2,605	124,552	(35,279)
Dillard’s, Inc.	4,671	402,524	106,522
Discover Financial Services	25,947	1,583,864	86,863
Dolby Laboratories, Inc.	400	18,456	(1,740)
Dollar Tree, Inc.	2,006	100,225	12,252
Dominion Resources, Inc.	479	33,146	(52)
Domino’s Pizza, Inc.	240	17,061	1,409
Dover Corp.	8,954	673,262	46,012
Dow Chemical Co./The	7,157	353,434	21,879
Dr Pepper Snapple Group, Inc.	8,532	499,654	49,039
DST Systems, Inc.	5,240	464,035	(24,295)
DSW, Inc.	10,151	266,342	39,305

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
DTE Energy Co.	11,679	$851,924	$36,614
Dun & Bradstreet Corp./The	2,156	232,068	21,197
Eastman Chemical Co.	2,485	198,502	2,510
eBay, Inc.	329	17,063	1,568
Edison International	14,493	694,790	115,658
EI du Pont de Nemours & Co.	2,186	132,708	24,160
Electronic Arts, Inc.	11,446	327,883	79,709
Eli Lilly & Co.	15,931	878,754	154,371
EMC Corp.	17,594	508,103	6,697
Endurance Specialty Holdings Ltd.	1,348	70,948	3,435
Energen Corp.	928	63,596	3,443
Energizer Holdings, Inc.	5,420	503,599	164,199
Entergy Corp.	9,313	587,516	132,658
EOG Resources, Inc.	3,752	426,495	(54,972)
Equifax, Inc.	928	65,637	3,721
Everest Re Group Ltd.	5,420	892,768	(14,674)
Exelis, Inc.	10,162	190,581	(22,502)
Expedia, Inc.	6,298	545,907	5,924
Express Scripts PLC	1,340	98,173	(3,529)
Exxon Mobil Corp.	2,036	201,890	(10,404)
Fair Isaac Corp.	539	33,971	(4,272)
FedEx Corp.	2,828	428,021	28,559
Fidelity National Information Services, Inc.	7,726	391,781	43,192
Fifth Third BanCorp.	4,073	87,776	(6,235)
First Niagara Financial Group, Inc.	7,456	77,915	(15,807)
First Republic Bank	329	16,401	(155)
Fiserv, Inc.	7,846	432,611	74,515
FleetCor Technologies, Inc.	329	35,437	11,321
FLIR Systems, Inc.	8,684	290,393	(18,236)
Flowers Foods, Inc.	879	18,603	(2,464)
Fluor Corp.	5,185	384,342	(38,036)
Foot Locker, Inc.	23,018	965,732	315,220
Fossil Group, Inc.	299	34,412	(6,336)
Franklin Resources, Inc.	6,171	329,296	7,703
Freeport-McMoRan, Inc.	7,696	293,987	(42,713)
Fulton Financial Corp.	1,507	18,187	(1,489)
GameStop Corp.	23,137	780,788	172,456
Gannett Co., Inc.	12,159	350,887	9,871
Gap, Inc./The	12,218	455,881	53,488
GATX Corp.	299	18,962	(1,510)
General Dynamics Corp.	898	105,526	8,601
General Mills, Inc.	8,804	423,981	20,181
Genuine Parts Co.	7,606	600,120	67,002
Gilead Sciences, Inc.	15,942	1,309,080	387,946
Global Payments, Inc.	2,240	162,906	(6,374)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Google, Inc.	1,289	$753,277	$5,184
Graham Holdings Co.	1,018	627,267	84,916
Great Plains Energy, Inc.	8,954	219,596	(3,178)
Guess?, Inc.	4,612	130,482	(29,156)
H&R Block, Inc.	2,985	89,337	3,228
Halliburton Co.	9,538	659,609	(44,313)
Hanesbrands, Inc.	11,609	794,618	452,652
Hanover Insurance Group, Inc./The	569	30,527	4,421
Harris Corp.	8,474	575,734	(13,060)
Hasbro, Inc.	5,031	243,001	33,679
HCA Holdings, Inc.	8,146	536,338	38,118
HCC Insurance Holdings, Inc.	1,348	60,673	4,421
Health Net, Inc.	7,043	277,868	46,885
Helmerich & Payne, Inc.	14,973	1,580,011	(114,603)
Henry Schein, Inc.	2,006	223,086	10,553
Hershey Co./The	1,228	121,022	(3,834)
Hess Corp.	17,817	1,321,920	358,580
Hewlett-Packard Co.	31,905	941,256	190,415
Hill-Rom Holdings, Inc.	5,390	191,839	31,469
HollyFrontier Corp.	2,066	99,168	(8,925)
Home Depot, Inc./The	3,444	268,527	47,426
Honeywell International, Inc.	12,337	1,107,513	41,308
Hormel Foods Corp.	9,343	411,783	68,353
Howard Hughes Corp./The	2,487	336,525	36,525
Hubbell, Inc.	479	56,896	838
Humana, Inc.	17,817	1,976,720	344,657
Huntington Ingalls Industries, Inc.	2,367	225,866	20,799
IAC/InterActiveCorp.	19,764	1,311,209	(8,762)
IDACORP, Inc.	1,797	97,898	(1,560)
IDEX Corp.	270	20,708	(1,168)
Illinois Tool Works, Inc.	1,797	148,540	3,163
Ingram Micro, Inc.	20,952	509,264	31,507
Ingredion, Inc.	659	44,726	5,219
Intel Corp.	50,308	1,327,238	424,486
International Business Machines Corp.	4,132	718,144	66,233
International Flavors & Fragrances, Inc.	210	18,071	2,063
Intersil Corp.	3,983	57,832	(1,234)
Intuit, Inc.	2,327	173,270	30,691
ITC Holdings Corp.	509	17,200	935
ITT Corp.	2,485	98,012	13,664
Jack Henry & Associates, Inc.	2,665	145,222	3,112
Jacobs Engineering Group, Inc.	3,354	209,971	(46,229)
JetBlue Airways Corp.	15,780	194,773	(27,189)
JM Smucker Co./The	3,653	349,491	12,119

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
John Wiley & Sons, Inc.	270	$14,079	$1,071
Johnson & Johnson	14,583	1,278,076	276,326
Johnson Controls, Inc.	8,055	361,299	(6,879)
JPMorgan Chase & Co.	13,266	744,955	54,189
Kellogg Co.	270	16,315	317
KeyCorp.	31,382	389,865	28,457
Kimberly-Clark Corp.	11,709	1,248,060	11,477
KLA-Tencor Corp.	3,713	275,942	16,568
Kohl’s Corp.	4,107	227,276	23,374
L-3 Communications Holdings, Inc.	3,024	331,375	28,239
Lam Research Corp.	8,085	408,341	195,609
Lear Corp.	11,110	802,099	157,916
Leggett & Platt, Inc.	629	18,714	3,251
Leidos Holdings, Inc.	8,744	399,099	(98,918)
Lennox International, Inc.	210	18,438	(2,295)
Lexmark International, Inc.	27,969	1,144,550	44,133
Liberty Media Corp.	3,449	156,501	5,567
Liberty Media Corp.	1,774	80,497	3,201
LifePoint Hospitals, Inc.	3,099	226,693	(12,273)
Lincoln Electric Holdings, Inc.	3,743	259,339	(567)
Lincoln National Corp.	16,889	784,734	120,179
Lockheed Martin Corp.	8,527	1,321,230	237,335
Loews Corp.	5,210	228,323	(11,274)
Lowe’s Cos., Inc.	4,851	230,956	25,759
LPL Financial Holdings, Inc.	1,048	54,148	(5,887)
LyondellBasell Industries NV	10,341	824,641	299,012
M&T Bank Corp.	4,222	466,431	54,099
Manpowergroup, Inc.	11,499	851,516	(45,436)
Marathon Oil Corp.	22,638	749,679	101,284
Marathon Petroleum Corp.	299	25,499	(182)
Marriott International, Inc.	2,066	104,581	39,832
Marsh & McLennan Cos., Inc.	8,924	401,053	66,030
Marvell Technology Group Ltd.	39,138	610,003	(82,423)
MasterCard, Inc.	8,115	608,655	(8,794)
Mattel, Inc.	13,445	489,594	(77,505)
Maxim Integrated Products, Inc.	4,612	154,530	(15,063)
McDonald’s Corp.	2,186	207,517	(262)
McGraw Hill Financial, Inc.	1,019	84,487	1,568
McKesson Corp.	6,525	1,120,979	149,242
Medtronic, Inc.	24,256	1,341,308	161,351

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Mentor Graphics Corp.	10,511	$210,247	$5,176
Merck & Co., Inc.	7,805	410,033	52,647
Meredith Corp.	359	16,435	(1,070)
Microchip Technology, Inc.	3,713	180,624	(5,259)
Micron Technology, Inc.	45,065	1,213,857	330,069
Microsoft Corp.	34,736	1,288,970	321,391
Murphy Oil Corp.	14,643	823,249	10,084
Murphy USA, Inc.	5,181	195,924	78,980
Myriad Genetics, Inc.	33,847	1,102,603	202,875
National Oilwell Varco, Inc.	11,819	864,249	35,176
Navient Corp.	47,663	509,746	334,366
NetApp, Inc.	6,588	293,100	(10,080)
New York Community Bancorp., Inc.	10,162	159,787	1,484
NewMarket Corp.	210	69,635	10,379
NextEra Energy, Inc.	5,969	547,851	12,519
NiSource, Inc.	868	33,686	1,884
Nordstrom, Inc.	988	58,530	9,020
Norfolk Southern Corp.	11,042	1,025,933	206,354
Northeast Utilities	1,647	70,418	2,544
Northrop Grumman Corp.	16,350	1,897,487	256,789
Nucor Corp.	2,875	147,717	8,337
NVIDIA Corp.	7,965	124,266	22,688
Occidental Petroleum Corp.	4,552	401,644	36,031
Oceaneering International, Inc.	539	40,247	(5,121)
OGE Energy Corp.	988	33,701	2,964
Oil States International, Inc.	2,905	185,685	(5,866)
Old Dominion Freight Line, Inc.	1,976	110,834	28,751
Olin Corp.	12,277	308,446	1,548
Omnicare, Inc.	5,959	373,896	(2,889)
ONEOK, Inc.	3,953	262,029	(2,909)
Oracle Corp.	26,504	1,016,943	(2,370)
O’Reilly Automotive, Inc.	2,036	275,837	30,296
Owens & Minor, Inc.	4,342	147,212	(5,055)
Owens-Illinois, Inc.	3,294	111,502	(25,693)
PACCAR, Inc.	7,906	433,571	16,083
Packaging Corp. of America	5,720	363,218	1,833
Parker-Hannifin Corp.	3,054	336,796	11,818
PartnerRe Ltd.	3,953	391,350	43,045
Patterson Cos., Inc.	1,916	76,760	2,620
People’s United Financial, Inc.	16,170	225,591	8,389
PepsiCo, Inc.	8,834	700,070	122,287
PetSmart, Inc.	1,348	84,186	10,295
Pfizer, Inc.	31,742	987,561	(48,950)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
PG&E Corp.	5,929	$241,132	$25,910
Phillips 66	16,021	1,237,181	65,487
Pilgrim’s Pride Corp.	6,000	182,844	516
Pinnacle West Capital Corp.	8,744	458,076	19,696
Plantronics, Inc.	1,198	51,277	5,964
PNC Financial Services Group, Inc./The	21,021	1,658,557	140,420
Polaris Industries, Inc.	809	110,744	10,436
Polycom, Inc.	7,200	96,383	(7,931)
PPG Industries, Inc.	579	116,186	(2,274)
PPL Corp.	6,199	183,817	19,758
priceline.com, Inc.	749	852,562	15,215
Procter & Gamble Co./The	7,366	588,396	28,433
Prosperity Bancshares, Inc.	359	21,896	(1,372)
PTC, Inc.	2,136	73,577	5,242
Public Service Enterprise Group, Inc.	24,707	840,057	80,032
Pulte Group, Inc.	9,546	187,256	(18,674)
Quanta Services, Inc.	7,092	235,233	22,135
Raytheon Co.	12,258	1,149,899	95,759
Regal Entertainment Group	11,030	210,030	9,247
Reinsurance Group of America, Inc.	6,947	498,881	57,782
Reliance Steel & Aluminum Co.	18,596	1,290,751	(18,784)
RenaissanceRe Holdings Ltd.	539	57,597	(3,702)
Rent-A-Center, Inc.	4,312	130,520	349
Republic Services, Inc.	479	15,742	2,949
ResMed, Inc.	3,743	159,087	25,330
Reynolds American, Inc.	6,093	323,368	36,119
RF Micro Devices, Inc.	13,800	173,033	(13,781)
Rock-Tenn Co.	12,126	616,948	(39,993)
Rockwell Automation, Inc.	1,527	182,064	(14,277)
Ross Stores, Inc.	5,570	371,407	49,574
Rovi Corp.	2,237	49,282	(5,113)
Royal Caribbean Cruises Ltd.	5,900	380,887	16,124
RR Donnelley & Sons Co.	11,898	210,423	(14,582)
Ryder System, Inc.	10,094	743,047	165,110
SanDisk Corp.	3,054	208,366	90,773
SCANA Corp.	2,875	135,113	7,515
Schlumberger Ltd.	749	85,799	(9,633)
Scotts Miracle-Gro Co./The	2,875	166,357	(8,232)
Seadrill Ltd.	2,875	109,770	(32,835)
SEI Investments Co.	1,168	40,973	1,261
Sempra Energy	1,467	135,856	18,737
Signature Bank	150	18,613	(1,804)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Signet Jewelers Ltd.	8,852	$680,220	$328,112
Silgan Holdings, Inc.	539	24,733	599
Skyworks Solutions, Inc.	22,908	1,084,860	244,949
SM Energy Co.	3,743	273,935	18,019
Snap-on, Inc.	1,737	169,706	40,610
Sonoco Products Co.	5,300	213,695	(5,458)
Southern Co./The	1,108	45,605	2,759
Southwest Airlines Co.	58,098	1,191,282	770,687
Spectra Energy Corp.	700	29,201	(1,719)
StanCorp Financial Group, Inc.	2,306	144,820	873
Steel Dynamics, Inc.	58,145	998,343	316,316
STERIS Corp.	4,102	182,576	38,768
Stryker Corp.	3,833	299,381	10,134
Symantec Corp.	21,111	448,068	48,252
Synopsys, Inc.	5,779	223,937	5,461
Sysco Corp.	3,683	134,466	5,303
Tech Data Corp.	4,392	238,084	20,429
Techne Corp.	1,557	137,823	7,835
Teleflex, Inc.	359	34,626	3,084
Telephone & Data Systems, Inc.	4,641	126,235	(15,037)
Texas Instruments, Inc.	10,690	521,299	(11,493)
Thermo Fisher Scientific, Inc.	2,845	329,707	16,529
Thomson Reuters Corp.	2,700	102,537	(4,230)
Tidewater, Inc.	1,078	54,635	(12,561)
Time Warner, Inc.	8,265	462,237	159,374
Timken Co./The	1,521	55,770	8,705
TJX Cos., Inc./The	3,683	207,440	10,483
Torchmark Corp.	2,709	140,344	1,526
Toro Co./The	479	30,330	(1,959)
Total System Services, Inc.	10,181	294,496	20,708
Towers Watson & Co.	6,857	787,130	(104,859)
Tractor Supply Co.	749	48,116	(2,045)
Travelers Cos., Inc./The	22,070	1,775,006	298,250
Trinity Industries, Inc.	4,255	197,607	1,187
TripAdvisor, Inc.	2,475	203,842	22,423
Tupperware Brands Corp.	3,563	313,383	(67,393)
Tyson Foods, Inc.	38,240	1,390,183	115,326
UGI Corp.	5,884	167,548	33,038
Ultra Petroleum Corp.	8,924	247,494	(39,922)
Union Pacific Corp.	15,529	1,326,467	357,187
Unit Corp.	5,720	367,373	(31,896)
United Parcel Service, Inc.	1,000	97,978	312
United Rentals, Inc.	2,545	206,374	76,375
United States Steel Corp.	27,939	665,587	428,784
United Technologies Corp.	8,235	933,914	(64,298)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United Therapeutics Corp.	15,331	$1,509,533	$462,800
UnitedHealth Group, Inc.	20,103	1,439,285	294,599
Universal Health Services, Inc.	1,767	149,842	34,810
Unum Group	17,781	554,159	57,152
US Bancorp.	8,484	348,546	6,339
Valero Energy Corp.	25,453	1,298,086	(120,375)
Validus Holdings Ltd.	509	18,451	1,471
Valmont Industries, Inc.	3,084	462,104	(45,980)
Vectren Corp.	1,527	56,286	4,641
Vectrus, Inc.	564	13,600	(2,585)
VeriSign, Inc.	4,132	207,118	20,638
Verizon Communications, Inc.	3,264	158,028	5,139
VF Corp.	10,720	610,718	97,123
Viacom, Inc.	11,409	909,988	(32,179)
Visa, Inc.	899	193,026	(1,206)
WABCO Holdings, Inc.	180	19,017	(2,646)
Wabtec Corp.	838	62,775	5,137
Waddell & Reed Financial, Inc.	1,946	132,795	(32,206)
Walgreen Co.	11,589	669,325	17,555
Wal-Mart Stores, Inc.	2,485	189,332	696
Walt Disney Co./The	8,774	623,420	157,729
Washington Federal, Inc.	2,096	44,423	(1,748)
Waste Connections, Inc.	1,797	74,575	12,615
Waste Management, Inc.	9,343	402,870	41,203
WellPoint, Inc.	24,435	2,116,691	806,223
Wells Fargo & Co.	28,443	1,294,562	180,777
Werner Enterprises, Inc.	1,238	31,581	(383)
WESCO International, Inc.	1,377	111,375	(3,611)
Westar Energy, Inc.	11,020	362,589	13,413
Western Digital Corp.	16,745	1,412,265	217,358
Westlake Chemical Corp.	5,386	323,792	142,582
WGL Holdings, Inc.	479	18,374	1,801
Whirlpool Corp.	6,259	799,101	112,521
Whiting Petroleum Corp.	5,969	417,959	44,937
Williams-Sonoma, Inc.	270	14,566	3,408
Wisconsin Energy Corp.	449	20,036	(729)
World Fuel Services Corp.	2,755	125,623	(15,643)
Worthington Industries, Inc.	10,002	408,539	(36,264)
WR Berkley Corp.	749	31,098	4,704
Wynn Resorts Ltd.	1,078	232,525	(30,852)
Xcel Energy, Inc.	12,876	363,761	27,669
Xerox Corp.	9,493	115,815	9,778

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Xilinx, Inc.	1,557	$75,248	$(9,309)
Yahoo!, Inc.	18,144	639,061	100,307
Zebra Technologies Corp.	300	23,332	(2,041)
Zimmer Holdings, Inc.	19,400	1,832,602	118,068

			18,045,832

Total of Long Equity Positions			18,287,443

Short Positions

Canada
lululemon athletica, Inc.	(4,500)	(178,742)	(10,303)

Ireland
Endo International PLC	(9,896)	(656,729)	(19,564)

Switzerland
Weatherford International PLC	(41,025)	(625,344)	(227,976)

United Kingdom
Liberty Global PLC	(4,090)	(180,893)	6,904
Pentair PLC	(2,240)	(152,551)	5,854

			12,758

United States
Abercrombie & Fitch Co.	(17,727)	(677,752)	33,553
Adobe Systems, Inc.	(2,396)	(138,674)	(27,105)
ADTRAN, Inc.	(9,672)	(237,446)	38,880
Aeropostale, Inc.	(92,141)	(364,774)	61,630
Albemarle Corp.	(1,228)	(76,788)	4,459
Alcoa, Inc.	(24,692)	(403,560)	6,266
Alere, Inc.	(3,653)	(140,279)	(1,384)
Allegheny Technologies, Inc.	(10,870)	(394,581)	(8,696)
Alliance Data Systems Corp.	(240)	(61,654)	2,069
Allscripts Healthcare Solutions, Inc.	(7,277)	(118,521)	20,900
Alnylam Pharmaceuticals, Inc.	(4,600)	(313,704)	(45,556)
Alpha Natural Resources, Inc.	(173,613)	(562,315)	131,755
Altera Corp.	(22,519)	(738,936)	(66,794)
Amazon.com, Inc.	(1,949)	(668,079)	39,644
AMC Networks, Inc.	(270)	(16,739)	965
American Capital Ltd.	(6,938)	(102,372)	4,130
American Eagle Outfitters, Inc.	(95,418)	(1,128,590)	(256,879)
American International Group, Inc.	(11,679)	(567,341)	(63,558)
AMETEK, Inc.	(2,126)	(110,595)	3,848
Anadarko Petroleum Corp.	(1,288)	(105,949)	(24,706)
Arch Coal, Inc.	(49,824)	(201,269)	95,642
Armstrong World Industries, Inc.	(1,827)	(100,816)	(1,496)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ashland, Inc.	(329)	$(32,538)	$(1,711)
Assured Guaranty Ltd.	(20,183)	(440,393)	(6,862)
athenahealth, Inc.	(4,900)	(709,927)	64,646
Atmel Corp.	(35,665)	(290,106)	1,933
Autodesk, Inc.	(6,618)	(330,002)	(34,650)
AutoNation, Inc.	(418)	(19,989)	(1,041)
Avis Budget Group, Inc.	(16,719)	(608,048)	(309,658)
Avon Products, Inc.	(103,650)	(1,445,013)	139,023
B/E Aerospace, Inc.	(2,357)	(186,721)	(11,126)
BancorpSouth, Inc.	(2,875)	(70,265)	12,362
Bank of America Corp.	(54,710)	(862,011)	(70,795)
Barnes & Noble, Inc.	(14,657)	(193,975)	(95,354)
Bill Barrett Corp.	(23,934)	(548,239)	20,733
BioMarin Pharmaceutical, Inc.	(26,630)	(1,544,072)	(377,549)
Bristol-Myers Squibb Co.	(6,887)	(336,342)	(16,134)
Broadcom Corp.	(5,779)	(167,591)	(65,996)
Brookdale Senior Living, Inc.	(52,314)	(1,447,143)	(238,414)
Brown & Brown, Inc.	(629)	(19,361)	(862)
Bruker Corp.	(14,613)	(292,790)	22,231
Cabela’s, Inc.	(7,516)	(456,103)	13,411
Cabot Oil & Gas Corp.	(23,849)	(809,900)	30,276
Calpine Corp.	(73,395)	(1,381,866)	(210,805)
Cameron International Corp.	(17,817)	(1,054,007)	(128,685)
Campbell Soup Co.	(3,923)	(158,129)	(9,501)
CARBO Ceramics, Inc.	(200)	(20,815)	8,969
CarMax, Inc.	(13,056)	(629,116)	22,665
Carnival Corp.	(27,490)	(1,057,386)	(46,887)
Catamaran Corp.	(6,259)	(303,271)	39,454
Caterpillar, Inc.	(4,791)	(443,574)	(30,878)
CenterPoint Energy, Inc.	(2,965)	(69,440)	(3,113)
Cerner Corp.	(359)	(19,841)	(1,545)
CH Robinson Worldwide, Inc.	(5,809)	(334,826)	(50,427)
Charles Schwab Corp./The	(38,330)	(1,050,096)	(76,423)
Charter Communications, Inc.	(3,953)	(543,543)	(54,822)
Cheniere Energy, Inc.	(17,477)	(783,324)	(615,360)
Chico’s FAS, Inc.	(27,609)	(437,617)	29,832
Chipotle Mexican Grill, Inc.	(100)	(68,154)	1,495
Ciena Corp.	(38,479)	(780,557)	137,188
Cincinnati Financial Corp.	(5,360)	(261,644)	9,456

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
CIT Group, Inc.	(14,742)	$(664,325)	$(13,217)
Citigroup, Inc.	(21,411)	(1,053,425)	(56,093)
Citrix Systems, Inc.	(4,342)	(230,756)	(79,002)
Clean Harbors, Inc.	(3,234)	(184,338)	9,961
Coach, Inc.	(28,807)	(972,389)	(53,428)
Cobalt International Energy, Inc.	(71,800)	(1,090,170)	113,690
Coca-Cola Co./The	(449)	(18,930)	(224)
Colfax Corp.	(3,905)	(236,171)	13,703
Community Health Systems, Inc.	(5,270)	(224,260)	(64,483)
CommVault Systems, Inc.	(1,797)	(117,661)	27,092
Compass Minerals International, Inc.	(5,779)	(446,862)	(40,192)
ConAgra Foods, Inc.	(6,857)	(211,972)	(14,583)
Concho Resources, Inc.	(4,222)	(407,494)	(121,903)
Concur Technologies, Inc.	(11,955)	(1,076,835)	(439,298)
CONSOL Energy, Inc.	(29,256)	(1,087,199)	(20,433)
Con-way, Inc.	(2,426)	(98,471)	(16,764)
Copart, Inc.	(5,360)	(190,378)	22,530
Costco Wholesale Corp.	(3,414)	(382,376)	(45,466)
Covance, Inc.	(749)	(69,955)	11,009
Covanta Holding Corp.	(22,878)	(406,489)	(78,982)
Cree, Inc.	(26,220)	(1,241,667)	167,958
CVR Energy, Inc.	(1,797)	(64,653)	(15,727)
Cypress Semiconductor Corp.	(142,274)	(1,394,293)	(10,662)
Cytec Industries, Inc.	(1,976)	(91,430)	(2,016)
Darden Restaurants, Inc.	(15,871)	(739,447)	(77,275)
DaVita HealthCare Partners, Inc.	(8,265)	(526,523)	(77,979)
Dean Foods Co.	(62,323)	(959,641)	133,861
Denbury Resources, Inc.	(17,398)	(274,790)	13,299
Devon Energy Corp.	(1,348)	(79,545)	(12,361)
Dick’s Sporting Goods, Inc.	(3,504)	(187,814)	34,059
Diebold, Inc.	(15,122)	(498,046)	(36,063)
Discovery Communications, Inc.	(7,935)	(310,341)	10,398
Donaldson Co., Inc.	(958)	(40,610)	1,686
DR Horton, Inc.	(9,223)	(206,227)	16,971
DreamWorks Animation SKG, Inc.	(49,106)	(1,134,608)	(204,512)
Dresser-Rand Group, Inc.	(3,833)	(215,691)	(99,612)
Dunkin’ Brands Group, Inc.	(2,306)	(107,162)	3,807
E*TRADE Financial Corp.	(43,576)	(873,894)	(110,488)
Eagle Materials, Inc.	(2,066)	(162,683)	(47,698)
Ecolab, Inc.	(988)	(102,900)	(10,552)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Edwards Lifesciences Corp.	(7,316)	$(501,439)	$(245,891)
Equinix, Inc.	(7,712)	(1,404,917)	(233,728)
Estee Lauder Cos., Inc./The	(4,162)	(304,711)	(6,273)
Esterline Technologies Corp.	(3,024)	(300,438)	(36,042)
Expeditors International of Washington, Inc.	(9,642)	(401,366)	10,093
F5 Networks, Inc.	(4,731)	(496,122)	(65,637)
Facebook, Inc.	(5,989)	(337,181)	(136,190)
Fairchild Semiconductor International, Inc.	(22,456)	(278,793)	(69,948)
Fastenal Co.	(25,194)	(1,091,848)	(39,363)
Federated Investors, Inc.	(9,400)	(290,805)	14,821
First American Financial Corp.	(7,097)	(184,636)	(7,834)
First Horizon National Corp.	(55,159)	(631,117)	(46,235)
First Solar, Inc.	(6,870)	(445,966)	(6,149)
FirstEnergy Corp.	(9,163)	(298,805)	(8,796)
FMC Corp.	(1,677)	(120,311)	24,403
FMC Technologies, Inc.	(5,001)	(245,029)	(26,576)
FNF Group	(14,562)	(365,281)	(38,668)
Ford Motor Co.	(55,848)	(812,627)	(13,364)
Forest City Enterprises, Inc.	(36,144)	(677,826)	(29,150)
Fortinet, Inc.	(46,496)	(949,802)	(224,920)
Fortune Brands Home & Security, Inc.	(8,409)	(329,085)	(16,609)
Freescale Semiconductor Ltd.	(15,392)	(269,198)	(31,407)
FTI Consulting, Inc.	(6,348)	(197,839)	(24,087)
General Electric Co.	(10,750)	(285,735)	10,320
General Motors Co.	(629)	(23,686)	3,596
Genesee & Wyoming, Inc.	(1,557)	(136,585)	(11,813)
Genpact Ltd.	(1,032)	(17,280)	438
Genworth Financial, Inc.	(14,743)	(237,870)	44,736
GNC Holdings, Inc.	(15,284)	(561,715)	(30,388)
Goodyear Tire & Rubber Co./The	(2,545)	(62,429)	4,950
Graco, Inc.	(210)	(15,909)	583
Greenhill & Co., Inc.	(14,712)	(744,484)	60,523
Groupon, Inc.	(72,464)	(433,175)	(50,884)
Harley-Davidson, Inc.	(599)	(40,480)	5,619
Harman International Industries, Inc.	(2,426)	(219,504)	(18,341)
Harsco Corp.	(17,278)	(435,334)	65,412
Helix Energy Solutions Group, Inc.	(26,322)	(518,828)	(61,836)
Hertz Global Holdings, Inc.	(37,791)	(1,095,612)	136,098
Hexcel Corp.	(6,169)	(250,891)	5,982

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HMS Holdings Corp.	(39,138)	$(772,405)	$34,654
Hologic, Inc.	(37,491)	(888,180)	(23,976)
HomeAway, Inc.	(21,235)	(668,392)	(85,451)
Hospira, Inc.	(2,455)	(105,239)	(22,495)
HSN, Inc.	(749)	(40,211)	(5,755)
Huntington Bancshares, Inc.	(42,501)	(379,299)	(34,236)
Huntsman Corp.	(6,678)	(143,488)	(30,074)
IDEXX Laboratories, Inc.	(359)	(40,749)	(1,552)
IHS, Inc.	(479)	(56,096)	(3,870)
Illumina, Inc.	(2,755)	(375,617)	(75,983)
Incyte Corp.	(7,205)	(377,201)	23,796
Informatica Corp.	(1,647)	(70,096)	13,703
Ingersoll-Rand PLC	(1,827)	(113,859)	10,889
Integrated Device Technology, Inc.	(1,198)	(12,480)	(6,628)
InterDigital, Inc.	(7,097)	(196,955)	(85,648)
International Game Technology	(38,330)	(594,395)	(52,232)
Intuitive Surgical, Inc.	(4,931)	(1,915,786)	(361,448)
Iron Mountain, Inc.	(16,139)	(434,495)	(92,444)
Itron, Inc.	(13,483)	(535,380)	5,364
Jabil Circuit, Inc.	(21,770)	(382,399)	(56,702)
Janus Capital Group, Inc.	(42,342)	(446,048)	(169,605)
Jarden Corp.	(270)	(15,743)	(486)
Jazz Pharmaceuticals PLC	(4,162)	(616,789)	(51,462)
JB Hunt Transport Services, Inc.	(539)	(39,989)	76
JDS Uniphase Corp.	(76,156)	(916,361)	(58,436)
Joy Global, Inc.	(6,528)	(336,505)	(19,532)
Kansas City Southern	(1,557)	(170,810)	(17,899)
Kate Spade & Co.	(2,600)	(84,042)	15,844
KB Home	(36,984)	(606,265)	53,724
KBR, Inc.	(10,211)	(236,244)	43,971
Keurig Green Mountain, Inc.	(2,019)	(260,830)	(1,902)
L Brands, Inc.	(1,018)	(52,127)	(16,059)
Laboratory Corp. of America Holdings	(1,018)	(90,452)	(13,129)
Lamar Advertising Co.	(17,997)	(857,419)	(28,934)
Laredo Petroleum, Inc.	(21,081)	(511,695)	39,270
Las Vegas Sands Corp.	(8,474)	(693,735)	166,567
Legg Mason, Inc.	(4,612)	(202,513)	(33,437)
Lennar Corp.	(23,507)	(893,437)	(19,340)
Leucadia National Corp.	(7,127)	(182,381)	12,473
Level 3 Communications, Inc.	(12,416)	(389,172)	(178,612)
Life Time Fitness, Inc.	(7,900)	(369,937)	(28,539)
LinkedIn Corp.	(7,157)	(1,167,431)	(319,722)
Lions Gate Entertainment Corp.	(31,310)	(1,007,094)	(25,197)
LKQ Corp.	(5,297)	(149,434)	8,587

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Louisiana-Pacific Corp.	(55,574)	$(788,825)	$33,575
Macy’s, Inc.	(4,402)	(240,841)	(15,267)
Madison Square Garden Co./The	(2,366)	(143,330)	(13,110)
Manitowoc Co., Inc./The	(13,385)	(342,656)	28,778
Markel Corp.	(150)	(84,987)	(10,436)
Masco Corp.	(35,635)	(750,498)	(101,892)
MBIA, Inc.	(5,532)	(52,426)	1,642
McDermott International, Inc.	(90,674)	(745,237)	226,582
Mead Johnson Nutrition Co.	(7,307)	(601,220)	(101,860)
MeadWestvaco Corp.	(389)	(13,844)	(2,082)
Medivation, Inc.	(13,808)	(1,034,258)	(330,939)
MEDNAX, Inc.	(299)	(16,880)	489
MetLife, Inc.	(1,797)	(100,837)	4,302
MGM Resorts International	(26,801)	(644,773)	34,246
Michael Kors Holdings Ltd.	(7,816)	(613,087)	55,103
Middleby Corp./The	(800)	(70,343)	(161)
Mohawk Industries, Inc.	(479)	(64,475)	(104)
Monsanto Co.	(5,989)	(635,081)	(38,742)
Monster Beverage Corp.	(1,018)	(70,364)	(22,956)
Mosaic Co./The	(11,439)	(516,220)	8,214
Motorola Solutions, Inc.	(1,916)	(121,471)	226
MSC Industrial Direct Co., Inc.	(928)	(75,788)	(3,519)
MSCI, Inc.	(359)	(15,015)	(1,865)
Nabors Industries Ltd.	(20,992)	(350,226)	(127,552)
Navistar International Corp.	(54,419)	(1,918,005)	127,075
NCR Corp.	(21,560)	(729,416)	9,096
NetSuite, Inc.	(6,648)	(531,548)	(63,714)
New York Times Co./The	(20,872)	(288,002)	53,818
Newell Rubbermaid, Inc.	(749)	(23,647)	(2,126)
Newfield Exploration Co.	(16,578)	(397,943)	(216,603)
News Corp.	(12,846)	(221,121)	11,089
Nielsen Holdings NV	(2,815)	(125,042)	253
NIKE, Inc.	(6,977)	(543,649)	(78,699)
Nordson Corp.	(1,867)	(132,008)	(10,014)
NRG Energy, Inc.	(14,314)	(401,794)	(34,497)
Nu Skin Enterprises, Inc.	(3,744)	(158,060)	(10,532)
Nuance Communications, Inc.	(30,424)	(457,905)	(11,081)
Oasis Petroleum, Inc.	(2,815)	(137,384)	19,689
Ocwen Financial Corp.	(6,558)	(239,683)	67,995
Office Depot, Inc.	(174,942)	(756,473)	(142,729)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Old Republic International Corp.	(2,416)	$(39,820)	$5,320
ON Semiconductor Corp.	(27,303)	(222,115)	(21,973)
Owens Corning	(15,092)	(578,036)	98,865
Pall Corp.	(389)	(32,482)	(78)
Palo Alto Networks, Inc.	(15,752)	(939,496)	(605,776)
Pandora Media, Inc.	(17,518)	(514,982)	91,747
Panera Bread Co.	(1,108)	(163,625)	(16,669)
PBF Energy, Inc.	(4,300)	(119,713)	16,513
Peabody Energy Corp.	(85,406)	(1,399,373)	342,047
PerkinElmer, Inc.	(7,187)	(312,380)	(973)
Perrigo Co PLC	(120)	(18,510)	487
Pharmacyclics, Inc.	(9,971)	(1,279,454)	108,559
Philip Morris International, Inc.	(5,181)	(404,331)	(27,764)
Pitney Bowes, Inc.	(2,006)	(51,808)	1,678
Post Holdings, Inc.	(9,285)	(477,025)	168,949
Precision Castparts Corp.	(1,108)	(292,421)	29,958
Principal Financial Group, Inc.	(6,109)	(259,501)	(61,038)
Progressive Corp./The	(19,913)	(457,523)	(45,878)
Prudential Financial, Inc.	(359)	(32,512)	942
PVH Corp.	(6,977)	(779,426)	(65,837)
QEP Resources, Inc.	(14,104)	(453,154)	19,033
Quest Diagnostics, Inc.	(329)	(18,924)	(1,040)
Rackspace Hosting, Inc.	(11,687)	(410,364)	29,953
Ralph Lauren Corp.	(659)	(104,750)	(3,807)
Range Resources Corp.	(17,093)	(1,427,264)	268,188
Red Hat, Inc.	(9,133)	(532,821)	20,003
Regeneron Pharmaceuticals, Inc.	(1,868)	(601,392)	(72,059)
Regions Financial Corp.	(24,854)	(266,482)	16,948
Rite Aid Corp.	(4,700)	(29,481)	6,733
Robert Half International, Inc.	(359)	(14,523)	(3,068)
Rockwell Collins, Inc.	(2,096)	(157,337)	(7,199)
Rosetta Resources, Inc.	(3,534)	(146,128)	(11,347)
Rowan Cos. PLC	(928)	(30,392)	6,904
Salesforce.com, Inc.	(15,400)	(910,277)	24,315
Salix Pharmaceuticals Ltd.	(3,600)	(569,659)	7,195
Sally Beauty Holdings, Inc.	(12,487)	(343,298)	1,529
SBA Communications Corp.	(3,983)	(367,108)	(74,607)
Scripps Networks Interactive, Inc.	(809)	(60,646)	(2,528)
Sealed Air Corp.	(16,620)	(524,520)	(55,185)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Seattle Genetics, Inc.	(17,047)	$(625,572)	$(8,235)
Semtech Corp.	(12,158)	(266,995)	(63,095)
Sensata Technologies Holding NV	(11,956)	(441,796)	(90,605)
Service Corp. International	(20,213)	(352,150)	(75,153)
ServiceNow, Inc.	(2,905)	(173,908)	3,152
Sherwin-Williams Co./The	(509)	(96,246)	(15,220)
Silicon Laboratories, Inc.	(2,216)	(102,211)	12,153
Sirius XM Holdings, Inc.	(527,113)	(1,728,162)	(111,462)
Sirona Dental Systems, Inc.	(2,755)	(193,014)	(18,239)
Six Flags Entertainment Corp.	(6,917)	(250,794)	12,918
SolarCity Corp.	(6,700)	(452,650)	53,330
SolarWinds, Inc.	(13,895)	(543,721)	(40,564)
Solera Holdings, Inc.	(240)	(16,056)	2,530
Sotheby’s	(11,888)	(550,764)	126,125
Southwestern Energy Co.	(14,104)	(573,906)	80,971
Spirit AeroSystems Holdings, Inc.	(8,415)	(284,080)	(36,195)
Splunk, Inc.	(15,666)	(756,400)	(110,870)
Sprint Corp.	(123,420)	(899,785)	117,302
SPX Corp.	(1,108)	(115,642)	11,568
Stanley Black & Decker, Inc.	(3,274)	(253,585)	(37,114)
Staples, Inc.	(12,158)	(135,354)	(11,758)
Starbucks Corp.	(3,744)	(294,405)	11,883
State Street Corp.	(1,318)	(90,911)	(6,107)
Stratasys Ltd.	(7,911)	(855,479)	(100,011)
SunEdison, Inc.	(66,957)	(953,568)	(310,581)
SunPower Corp.	(3,400)	(131,125)	15,933
SunTrust Banks, Inc.	(5,720)	(225,025)	7,493
SUPERVALU, Inc.	(42,900)	(260,837)	(122,689)
SVB Financial Group	(150)	(16,027)	(787)
Synovus Financial Corp.	(39,232)	(881,419)	(46,026)
T Rowe Price Group, Inc.	(419)	(34,475)	1,626
Tableau Software, Inc.	(7,000)	(471,637)	(36,913)
Target Corp.	(16,649)	(1,007,674)	(35,885)
TCF Financial Corp.	(4,761)	(79,842)	5,904
Teekay Corp.	(10,009)	(527,485)	(136,712)
Tempur Sealy International, Inc.	(17,159)	(871,156)	(92,665)
Tenet Healthcare Corp.	(32,988)	(1,448,261)	(510,896)
Teradata Corp.	(11,978)	(492,116)	(10,002)
Terex Corp.	(6,558)	(261,422)	53,075
Tesla Motors, Inc.	(928)	(157,769)	(67,438)
Tesoro Corp.	(13,535)	(711,670)	(113,694)
Textron, Inc.	(13,236)	(459,649)	(16,714)
Theravance Biopharma, Inc.	(6,462)	(180,613)	31,664

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Theravance, Inc.	(25,732)	$(753,613)	$313,853
Thor Industries, Inc.	(299)	(15,320)	(79)
Thoratec Corp.	(7,756)	(282,200)	74,882
TIBCO Software, Inc.	(24,166)	(505,851)	(65,192)
Tiffany & Co.	(4,222)	(366,090)	(40,531)
Toll Brothers, Inc.	(11,589)	(417,335)	56,222
TransDigm Group, Inc.	(3,414)	(568,689)	(60,614)
Trimble Navigation Ltd.	(27,190)	(844,750)	15,455
Triumph Group, Inc.	(7,546)	(503,231)	12,363
Twenty-First Century Fox, Inc.	(22,246)	(737,111)	(25,704)
Ulta Salon Cosmetics & Fragrance, Inc.	(10,002)	(838,706)	(343,231)
Under Armour, Inc.	(7,457)	(358,466)	(156,813)
United Continental Holdings, Inc.	(11,768)	(533,435)	(17,190)
United Natural Foods, Inc.	(300)	(19,413)	975
Urban Outfitters, Inc.	(12,758)	(447,176)	(21,043)
USG Corp.	(17,200)	(507,345)	34,517
Valspar Corp./The	(1,348)	(95,369)	(11,110)
Vantiv, Inc.	(7,037)	(225,279)	7,835
Varian Medical Systems, Inc.	(1,048)	(83,166)	(800)
VeriFone Systems, Inc.	(35,455)	(1,016,594)	(202,349)
Verisk Analytics, Inc.	(1,767)	(111,951)	4,358
Vertex Pharmaceuticals, Inc.	(18,053)	(1,235,336)	(792,197)
Visteon Corp.	(539)	(42,935)	(9,483)
VMware, Inc.	(5,757)	(507,496)	(32,741)
Vulcan Materials Co	(18,386)	(1,102,105)	(5,284)
Waters Corp.	(479)	(50,853)	3,374
Webster Financial Corp.	(7,157)	(223,468)	14,913
WellCare Health Plans, Inc.	(1,555)	(102,079)	8,250
Wendy’s Co./The	(27,427)	(241,631)	15,084
Western Union Co./The	(56,912)	(868,540)	(44,329)
WEX, Inc.	(1,258)	(105,288)	(33,495)
Williams Cos., Inc./The	(15,667)	(623,276)	(243,893)
Woodward, Inc.	(2,545)	(104,771)	(16,422)
Workday, Inc.	(3,500)	(311,865)	23,115
WPX Energy, Inc.	(21,980)	(464,220)	(64,619)
WR Grace & Co.	(1,410)	(138,856)	10,631
Xylem, Inc.	(14,284)	(469,622)	(37,317)
Yelp, Inc.	(7,800)	(658,326)	125,976
Yum! Brands, Inc.	(12,547)	(836,305)	(66,828)
Zions Bancorporation	(16,859)	(482,103)	(7,820)
Zoetis, Inc.	(2,900)	(103,102)	(4,053)
Zynga, Inc.	(291,543)	(1,151,625)	364,459

			$(9,074,914)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Total of Short Equity Positions			(9,319,999)
Total of Long and Short Equity Positions			8,967,444

Net Cash and Other Receivables/ (Payables) (b)			239,222

Swaps, at Value			$9,206,666

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	1-13 months maturity ranging from 10/09/2014 - 02/20/2015	$(976,338)

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	14,457	$664,512	$135,795
Henderson Group PLC	21,758	81,155	(10,115)

			125,680

South Africa
Investec PLC	115,009	802,375	163,305
Mondi PLC	20,249	302,125	28,106

			191,411

Switzerland
Glencore PLC	75,679	448,817	(29,681)

United Kingdom
Aberdeen Asset Management PLC	20,115	141,917	(12,145)
Amlin PLC	346	2,339	89
Anglo American PLC	41,094	1,018,751	(102,281)
Ashtead Group PLC	40,204	605,022	71,324
Associated British Foods PLC	37,646	1,691,748	(59,831)
AstraZeneca PLC	5,918	417,787	6,313
Aviva PLC	107,307	813,667	94,158
Babcock International Group PLC	58,029	1,199,751	(175,785)
BG Group PLC	7,926	132,550	13,771
BP PLC	2,108	16,284	(863)
British Sky Broadcasting Group PLC	45,601	656,441	(6,027)
BT Group PLC	216,504	1,351,133	(23,095)
Bunzl PLC	10,571	288,001	(12,948)
Capita PLC	23,454	374,538	66,993
Catlin Group Ltd.	328	2,813	(47)
Centrica PLC	57,878	295,810	(7,349)
Compass Group PLC	20,126	335,193	(10,576)
Direct Line Insurance Group PLC	289,468	1,153,420	224,272
Drax Group PLC	20,868	274,481	(56,485)
DS Smith PLC	37,570	200,536	(39,016)
GKN PLC	142,123	918,479	(186,604)
GlaxoSmithKline PLC	10,062	269,875	(40,018)
Hargreaves Lansdown PLC	9,585	230,575	(84,293)
Hikma Pharmaceuticals PLC	2,192	62,696	(1,287)
HSBC Holdings PLC	13,939	153,230	(11,592)
ICAP PLC	39,183	248,155	(3,109)
Inchcape PLC	2,756	25,666	2,994
Intermediate Capital Group PLC	8,382	54,446	(1,222)
ITV PLC	58,989	192,051	6,015
J Sainsbury PLC	276,687	1,547,240	(422,117)
Kingfisher PLC	178,602	1,202,937	(268,871)
Legal & General Group PLC	8,983	30,260	2,980
London Stock Exchange Group PLC	2,716	87,009	(5,048)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Meggitt PLC	18,467	$155,205	$(20,506)
National Grid PLC	88,180	1,166,218	101,361
Next PLC	15,004	1,535,850	70,104
Provident Financial PLC	2,133	72,599	960
Reckitt Benckiser Group PLC	7,296	577,078	53,718
Rexam PLC	27,603	250,240	(30,813)
Rightmove PLC	11,988	493,013	(76,082)
Sage Group PLC/The	20,841	140,372	(17,270)
Shire PLC	7,250	347,948	277,594
Smith & Nephew PLC	25,178	361,198	62,337
Smiths Group PLC	26,532	617,983	(75,694)
Sports Direct International PLC	37,675	462,440	(85,989)
SSE PLC	22,796	490,521	80,299
Taylor Wimpey PLC	379,928	696,954	(5,739)
Travis Perkins PLC	24,448	702,238	(45,379)
Whitbread PLC	13,915	958,495	(23,465)
WPP PLC	31,250	687,362	(61,314)

			(837,578)

Total of Long Equity Positions			(550,168)

Short Positions

Switzerland
Coca-Cola HBC AG	(3,730)	(81,471)	973
Wolseley PLC	(20,118)	(1,090,112)	36,353

			37,326

United Kingdom
Aggreko PLC	(9,947)	(291,945)	42,985
Antofagasta PLC	(24,854)	(344,667)	55,459
ARM Holdings PLC	(88,691)	(1,211,929)	(80,229)
ASOS PLC	(28,497)	(1,178,352)	142,694
Barclays PLC	(219,233)	(761,490)	(44,889)
Burberry Group PLC	(59,995)	(1,382,831)	(80,577)
Carnival PLC	(12,925)	(525,620)	10,945
Croda International PLC	(18,306)	(725,631)	118,579
Diageo PLC	(32,988)	(974,733)	23,288
Evraz PLC	(244,938)	(416,829)	(96,962)
Experian PLC	(22,411)	(373,019)	16,899
G4S PLC	(29,885)	(114,691)	(6,491)
IMI PLC	(13,488)	(338,908)	70,686
Intertek Group PLC	(12,738)	(588,810)	48,980
John Wood Group PLC	(61,951)	(642,888)	(116,447)
Johnson Matthey PLC	(15,656)	(849,380)	111,094
Kazakhmys PLC	(95,260)	(384,101)	(21,247)
Ladbrokes PLC	(54,253)	(129,115)	15,710
Lonmin PLC	(99,452)	(366,082)	67,884
Man Group PLC	(422,762)	(689,786)	(120,812)
Melrose Industries PLC	(9,662)	(57,386)	18,712
Old Mutual PLC	(90,514)	(281,184)	15,683
Pearson PLC	(35,197)	(679,422)	(27,450)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Pennon Group PLC	(36,035)	$(392,801)	$(67,726)
Premier Oil PLC	(10,401)	(48,291)	(7,813)
Prudential PLC	(3,763)	(73,781)	(9,875)
Royal Bank of Scotland Group PLC	(126,113)	(686,722)	(64,616)
RSA Insurance Group PLC	(16,326)	(122,551)	(5,449)
SABMiller PLC	(29,289)	(1,285,898)	(337,236)
Serco Group PLC	(119,699)	(662,681)	106,918
Severn Trent PLC	(15,306)	(406,036)	(58,997)
Spirax-Sarco Engineering PLC	(6,785)	(317,848)	8,243
Standard Chartered PLC	(2,912)	2,278	(55,989)
Standard Life PLC	(75,260)	(441,554)	(62,020)
Telecity Group PLC	(11,954)	(146,650)	1,993
Tesco PLC	(13,029)	(48,867)	9,946
UBM PLC	(8,255)	(95,168)	17,455
Vedanta Resources PLC	(10,469)	(135,967)	(32,717)
Vodafone Group PLC	(19,526)	(64,832)	489
Weir Group PLC/The	(26,716)	(959,369)	(119,563)
WM Morrison Supermarkets PLC	(13,594)	(38,557)	1,568

			(510,895)

Total of Short Equity Positions			(473,569)

Total of Long and Short Equity Positions			(1,023,737)

Net Cash and Other Receivables/ (Payables) (b)			47,399

Swaps, at Value			$(976,338)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at September 30, 2014

COUNTERPARTY	DESCRIPTION	TERMINATION DATE*	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	1-13 months maturity ranging from 10/21/2014 - 02/20/2015	$(273,974)

*	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Aeroports de Paris	2,260	$274,056	$(3,440)
AtoS	2,210	183,190	(23,151)
BNP Paribas SA	1,218	89,517	(8,681)
Bollore SA	74	43,826	(1,861)
Bouygues SA	2,833	99,396	(7,793)
Cap Gemini SA	5,352	343,648	40,163
Casino Guichard Perrachon SA	1,132	130,933	(9,147)
Christian Dior SA	437	78,256	(5,048)
Cie Generale des Etablissements Michelin	8,652	897,954	(83,016)
CNP Assurances	3,352	64,913	(1,817)
Credit Agricole SA	45,571	644,615	42,300
Danone SA	6,120	432,987	(23,155)
Dassault Systemes	1,996	123,664	4,556
Electricite de France	37,232	1,197,217	24,243
GDF Suez	17,828	420,443	26,691
Iliad SA	4,970	1,256,076	(207,653)
Imerys SA	4,506	346,601	(14,432)
Ingenico	663	62,967	4,742
Lagardere SCA	15,308	495,532	(85,889)
Legrand SA	2,497	129,196	557
L’Oreal SA	4,099	656,230	(6,150)
Natixis	6,292	37,362	5,926
Neopost SA	8,299	614,371	(3,970)
Orange SA	40,268	564,124	36,779
Publicis Groupe SA	3,944	341,451	(71,174)
Rexel SA	20,198	491,765	(114,572)
Safran SA	11,053	734,540	(17,933)
Sanofi	3,201	341,473	20,466
SCOR SE	19,018	584,684	9,302
SES SA	8,644	261,134	37,933
Societe BIC SA	1,429	184,840	(633)
Societe Generale SA	3,693	211,777	(23,405)
Suez Environnement Co.	54,818	971,892	(44,682)
Thales SA	9,082	542,675	(59,312)
Total SA	29,670	1,681,676	239,578
Valeo SA	3,392	389,787	(12,886)
Vinci SA	15,252	942,922	(57,836)
Zodiac Aerospace	5,695	172,357	9,249

			(385,151)

Total of Long Equity Positions			(385,151)

Short Positions

France
Air France-KLM	(44,931)	(478,394)	57,646
Alcatel-Lucent	(228,853)	(788,032)	82,180
Arkema SA	(3,273)	(281,826)	62,505
AXA SA	(5,124)	(123,815)	(2,403)
Bureau Veritas SA	(2,606)	(61,296)	3,701
Carrefour SA	(6,824)	(221,003)	10,248
CGG SA	(116,039)	(1,400,296)	343,041

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
France (continued)
Cie de St-Gobain	(17,060)	$(831,656)	$52,159
Edenred	(13,619)	(335,469)	(117)
Eiffage SA	(3,049)	(163,825)	(6,148)
Essilor International SA	(7,420)	(725,845)	(87,889)
Etablissements Maurel et Prom	(6,101)	(89,644)	3,792
European Aeronautic Defence and Space Co. NV	(10,173)	(607,457)	(32,022)
Eutelsat Communications SA	(7,291)	(203,374)	(31,874)
Faurecia	(6,612)	(220,458)	9,322
JCDecaux SA	(645)	(22,057)	1,714
Kering	(2,266)	(438,497)	(18,374)
LVMH Moet Hennessy Louis Vuitton SA	(5,104)	(824,699)	(4,099)
Peugeot SA	(71,228)	(956,576)	45,163
Remy Cointreau SA	(10,893)	(742,690)	(41,865)
Renault SA	(6,504)	(509,600)	39,102
Schneider Electric SE	(5,275)	(406,002)	1,291
Societe Television Francaise 1	(2,606)	(38,128)	3,010
Technip SA	(8,525)	(692,682)	(22,446)
Vallourec SA	(21,304)	(896,802)	(83,605)
Veolia Environnement SA	(69,810)	(950,133)	(280,832)
Wendel SA	(422)	(55,184)	7,360

			110,560

Total of Short Equity Positions			110,560

Total of Long and Short Equity Positions			(274,591)

Net Cash and Other Receivables/ (Payables) (b)			617

Swaps, at Value			$(273,974)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

Money Market Fund pledged to Goldman Sachs is included in collateral for total return swap contracts

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

LONG INVESTMENTS - 102.0%	SHARES	VALUE (Note 3)
COMMON STOCKS - 22.9%

Belgium - 0.5%
Belgacom SA	911	$31,718
bpost SA	3,494	83,267
Colruyt SA	63	2,776
Delhaize Group SA	226	15,706

		133,467

Denmark - 0.4%
Danske Bank A/S (a)	1,380	37,409
GN Store Nord A/S (a)	387	8,519
H Lundbeck A/S	234	5,215
Jyske Bank A/S †(a)	384	20,707
TDC A/S (a)	2,778	21,045
William Demant Holding A/S †(a)	31	2,376

		95,271

Finland - 0.6%
Fortum OYJ	1,432	34,915
Kesko OYJ, B Shares	260	9,280
Neste Oil OYJ	1,435	29,533
Orion OYJ, Class B	1,220	47,635
UPM-Kymmene OYJ	370	5,260
Wartsila OYJ	347	15,462

		142,085

Germany - 1.8%
Aurubis AG (a)	69	3,399
Axel Springer SE (a)	335	18,391
Bayerische Motoren Werke AG (a)	101	10,794
Brenntag AG (a)	246	12,040
Deutsche Telekom AG (a)	1,842	27,882
Fresenius Medical Care AG & Co. KGaA (a)	577	40,191
Hannover Rueck SE (a)	887	71,590
HeidelbergCement AG (a)	133	8,754
K+S AG (a)	731	20,621
MAN SE (a)	55	6,189
Merck KGaA (a)	593	54,506
Muenchener Rueckversicherungs AG (a)	384	75,752
Rhoen Klinikum AG (a)	2,341	70,856
Symrise AG (a)	456	24,222

		445,187

	SHARES	VALUE (Note 3)
Italy - 1.3%
Atlantia SpA	691	$16,975
Autogrill SpA †	2,909	22,826
Davide Campari-Milano SpA	4,398	31,677
Enel SpA	8,430	44,596
Eni SpA	3,274	77,679
Fiat SpA †	1,845	17,782
GTECH SpA	883	20,898
Hera SpA	1,292	3,419
Pirelli & C. SpA	2,742	37,810
Snam SpA	3,821	21,099
Terna Rete Elettrica Nazionale SpA	981	4,924
Unione di Banche Italiane SCpA	3,058	25,558

		325,243

Japan - 12.2%
ABC-Mart, Inc. (a)	300	15,322
Aisin Seiki Co., Ltd. (a)	300	10,828
Alfresa Holdings Corp. (a)	3,600	51,826
Aozora Bank Ltd. (a)	5,000	16,907
Asahi Group Holdings Ltd. (a)	400	11,570
Asahi Kasei Corp. (a)	11,000	89,457
Bandai Namco Holdings, Inc. (a)	200	5,145
Bank of Yokohama Ltd./The (a)	3,000	16,496
Benesse Holdings, Inc. (a)	800	26,246
Brother Industries Ltd. (a)	2,000	36,960
Canon, Inc. (a)	800	26,029
Central Japan Railway Co. (a)	600	80,933
Chugoku Bank Ltd./The (a)	2,100	30,842
Dai Nippon Printing Co., Ltd. (a)	2,000	20,068
Daicel Corp. (a)	2,000	21,645
Daihatsu Motor Co., Ltd. (a)	1,900	30,150
Disco Corp. (a)	300	20,401
FamilyMart Co., Ltd. (a)	800	30,531
FUJIFILM Holdings Corp. (a)	1,200	36,873
Fujitsu Ltd. (a)	8,000	49,237
Fukuoka Financial Group, Inc. (a)	6,000	28,621
Hakuhodo DY Holdings, Inc. (a)	10,600	107,308
Hikari Tsushin, Inc. (a)	300	21,327
Hitachi Chemical Co., Ltd. (a)	1,600	28,419
Hitachi High-Technologies Corp. (a)	1,500	43,137
Hoya Corp. (a)	1,600	53,728
Ibiden Co., Ltd. (a)	2,800	54,578

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 3)
Japan - 12.2% (continued)
Inpex Corp. (a)	3,600	$50,897
ITOCHU Corp. (a)	3,800	46,409
Itochu Techno-Solutions Corp. (a)	900	37,829
Japan Airlines Co., Ltd. (a)	4,000	109,452
Japan Display, Inc. †(a)	4,600	22,171
JGC Corp. (a)	1,000	27,322
JX Holdings, Inc. (a)	300	1,383
Kamigumi Co., Ltd. (a)	5,000	47,348
Kaneka Corp. (a)	4,000	22,409
Kao Corp. (a)	600	23,414
KDDI Corp. (a)	800	48,125
Kinden Corp. (a)	7,000	71,987
Kobayashi Pharmaceutical Co., Ltd. (a)	300	18,323
Konica Minolta, Inc. (a)	300	3,243
Kuraray Co., Ltd. (a)	1,000	11,747
Kurita Water Industries Ltd. (a)	1,700	37,921
Mabuchi Motor Co., Ltd. (a)	200	17,449
Marubeni Corp. (a)	700	4,790
Maruichi Steel Tube Ltd. (a)	1,000	24,557
Medipal Holdings Corp. (a)	1,000	12,155
Miraca Holdings, Inc. (a)	100	4,138
Mitsubishi Electric Corp. (a)	3,000	39,994
Mitsubishi Motors Corp. (a)	800	9,704
Mitsubishi Tanabe Pharma Corp. (a)	3,400	49,890
Mitsubishi UFJ Financial Group, Inc. (a)	2,100	11,835
Mitsui & Co., Ltd. (a)	600	9,464
Murata Manufacturing Co., Ltd. (a)	200	22,733
NH Foods Ltd. (a)	2,000	42,465
NHK Spring Co., Ltd. (a)	500	4,906
Nippon Telegraph & Telephone Corp. (a)	1,000	62,014
Nishi-Nippon City Bank Ltd./The (a)	19,000	50,729
Nissin Foods Holdings Co., Ltd. (a)	200	10,385
Nitori Holdings Co., Ltd. (a)	500	30,978
NOK Corp. (a)	1,800	41,322
NTT DOCOMO, Inc. (a)	1,600	26,797
Omron Corp. (a)	200	9,090
Oriental Land Co., Ltd. (a)	200	37,795
Osaka Gas Co., Ltd. (a)	9,000	36,139
Otsuka Corp. (a)	1,600	63,706
Otsuka Holdings Co., Ltd. (a)	3,100	106,853
Resona Holdings, Inc. (a)	14,800	83,494

	SHARES	VALUE (Note 3)
Japan - 12.2% (continued)
Rohm Co., Ltd. (a)	300	$18,890
Sankyo Co., Ltd. (a)	1,000	35,838
Sekisui Chemical Co., Ltd. (a)	4,000	45,972
Seven & I Holdings Co., Ltd. (a)	800	31,029
Shimamura Co., Ltd. (a)	300	27,580
Shimano, Inc. (a)	100	12,164
Sumitomo Heavy Industries Ltd. (a)	6,000	33,794
Sumitomo Rubber Industries Ltd. (a)	3,400	48,365
Suzuken Co., Ltd. (a)	700	20,166
Suzuki Motor Corp. (a)	800	26,532
Taisei Corp. (a)	2,000	11,283
Taisho Pharmaceutical Holdings Co., Ltd. (a)	400	27,379
Takashimaya Co., Ltd. (a)	1,000	8,365
THK Co., Ltd. (a)	200	4,984
Toho Gas Co., Ltd. (a)	4,000	22,523
Tohoku Electric Power Co., Inc. (a)	3,000	34,096
Tokyo Gas Co., Ltd. (a)	12,000	67,430
TonenGeneral Sekiyu KK (a)	1,000	8,747
TOTO Ltd. (a)	1,000	11,002
Toyo Suisan Kaisha Ltd. (a)	1,000	33,205
Toyoda Gosei Co., Ltd. (a)	300	5,856
USS Co., Ltd. (a)	2,000	30,596
West Japan Railway Co. (a)	1,100	49,228
Yamada Denki Co., Ltd. (a)	700	2,043
Yamaha Motor Co., Ltd. (a)	1,100	21,554
Yamazaki Baking Co., Ltd. (a)	2,000	25,741

		3,022,308

Luxembourg - 0.1%
Millicom International Cellular SA SDR	331	26,511

Netherlands - 1.2%
Delta Lloyd NV	2,078	50,070
Koninklijke Ahold NV	4,078	65,965
Koninklijke Boskalis Westminster NV	474	26,657
Koninklijke DSM NV	233	14,366
Nutreco NV	1,426	51,821
QIAGEN NV †(a)	88	1,994
Royal Dutch Shell PLC, A Shares (a)	1,195	45,616
Wolters Kluwer NV	1,745	46,535

		303,024

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 3)
Norway - 1.0%
DNB ASA (a)	2,333	$43,660
Gjensidige Forsikring ASA (a)	584	12,348
Orkla ASA (a)	401	3,625
Statoil ASA (a)	3,662	99,700
Telenor ASA (a)	940	20,631
Yara International ASA (a)	1,312	65,893

		245,857

Spain - 1.2%
Acciona SA †	130	9,704
Amadeus IT Holding SA, A Shares	83	3,099
Banco de Sabadell SA	2,018	5,959
Banco Santander SA	5,295	50,691
Bolsas y Mercados Espanoles SA	21	799
Ebro Foods SA	1,288	24,396
Enagas SA	663	21,321
Endesa SA	1,538	60,738
Gas Natural SDG SA	992	29,181
Iberdrola SA	5,281	37,748
Prosegur Cia de Seguridad SA	3,439	21,331
Repsol SA	650	15,421
Tecnicas Reunidas SA	462	24,439
Telefonica SA	254	3,923

		308,750

Sweden - 1.1%
Holmen AB, B Shares	340	10,323
Husqvarna AB, B Shares	4,195	29,577
ICA Gruppen AB	993	32,390
Meda AB, A Shares	1,329	18,625
Nordea Bank AB (a)	1,515	19,640
Securitas AB, B Shares (a)	3,334	36,928
Skandinaviska Enskilda Banken AB, Class A (a)	4,787	63,688
Swedish Match AB (a)	305	9,867
Telefonaktiebolaget LM Ericsson, B Shares (a)	300	3,783
TeliaSonera AB (a)	5,718	39,431

		264,252

Switzerland - 1.2%
Aryzta AG †(a)	10	862
Bucher Industries AG (a)	190	48,769
Chocoladefabriken Lindt & Spruengli AG (a)	1	4,990
Galenica AG (a)	8	7,041

	SHARES	VALUE (Note 3)
Switzerland - 1.2% (continued)
Givaudan SA †(a)	3	$4,782
Nestle SA (a)	182	13,375
Novartis AG (a)	312	29,381
OC Oerlikon Corp. AG †(a)	267	3,313
Partners Group Holding AG (a)	16	4,205
Roche Holding AG (a)	30	8,859
Sika AG (a)	8	27,661
Sonova Holding AG (a)	5	797
Straumann Holding AG (a)	71	16,041
Swiss Life Holding AG †(a)	155	36,936
Swiss Re AG †(a)	345	27,456
Swisscom AG (a)	123	69,719

		304,187

United Kingdom - 0.3%
Reed Elsevier NV	177	4,015
Unilever NV CVA	1,584	62,862

		66,877

TOTAL COMMON STOCKS (cost $5,737,906)		5,683,019

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA (a)	19	1,891
Porsche Automobil Holding SE	317	25,289
Volkswagen AG (a)	36	7,434

TOTAL PREFERRED STOCKS (cost $38,026)		34,614

MONEY MARKET FUNDS - 79.0%
BlackRock Liquidity Funds TempFund Portfolio - Series I, Institutional Shares, 0.030% (b)	331,098	331,098
Dreyfus Treasury Cash Management, Class I, 0.010% (b)	1,324,392	1,324,392
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)^	16,363,961	16,363,961
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (b)	1,655,490	1,655,490

TOTAL MONEY MARKET FUNDS (cost $19,674,941)		19,674,941

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $25,450,873)		25,392,574

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 3)

SECURITIES SOLD SHORT- (18.0)%

COMMON STOCKS - (18.0)%

Belgium - (0.2)%
KBC Groep NV †	(77)	$(4,088)
UCB SA	(473)	(42,860)

		(46,948)

Denmark - (0.1)%
Novozymes A/S, B Shares	(105)	(4,544)
Tryg A/S	(8)	(830)
Vestas Wind Systems A/S †	(394)	(15,361)

		(20,735)

Finland - (0.4)%
Kone OYJ, Class B	(389)	(15,574)
Metso OYJ	(92)	(3,259)
Nokia OYJ	(3,455)	(29,337)
Nokian Renkaat OYJ	(1,984)	(59,529)

		(107,699)

Germany - (1.4)%
adidas AG	(377)	(28,130)
Bilfinger SE	(736)	(46,519)
Commerzbank AG †	(3,476)	(51,615)
Deutsche Bank AG	(687)	(23,988)
Deutsche Lufthansa AG	(429)	(6,736)
E.ON SE	(467)	(8,528)
GEA Group AG	(7)	(304)
Hochtief AG	(93)	(6,383)
LANXESS AG	(233)	(12,839)
Metro AG †	(1,505)	(49,357)
RWE AG	(672)	(26,155)
Software AG	(619)	(15,272)
ThyssenKrupp AG †	(1,381)	(36,055)
Wirecard AG	(666)	(24,493)

		(336,374)

Italy - (0.9)%
A2A SpA	(23,949)	(23,675)
Banca Monte dei Paschi di Siena SpA †	(30,590)	(40,043)
Banco Popolare SC †	(1,792)	(26,098)

	SHARES	VALUE (Note 3)
Italy - (0.9)% (continued)
Buzzi Unicem SpA	(89)	$(1,210)
Finmeccanica SpA †	(538)	(5,206)
Mediaset SpA †	(11,604)	(44,233)
Mediolanum SpA	(8,530)	(60,259)
Saipem SpA †	(307)	(6,510)
Telecom Italia SpA †	(5,971)	(6,829)
World Duty Free SpA †	(1,092)	(12,446)

		(226,509)

Japan - (10.0)%
Advantest Corp.	(7,300)	(94,245)
Amada Co., Ltd.	(1,600)	(15,254)
Asahi Glass Co., Ltd.	(8,000)	(43,398)
Calbee, Inc.	(200)	(6,537)
Chubu Electric Power Co., Inc. †	(2,100)	(24,109)
Chugoku Electric Power Co., Inc./The	(1,900)	(24,365)
Credit Saison Co., Ltd.	(3,400)	(65,517)
Dai-ichi Life Insurance Co., Ltd./The	(3,000)	(44,564)
Daiichi Sankyo Co., Ltd.	(1,000)	(15,714)
Daikin Industries Ltd.	(600)	(37,220)
Don Quijote Holdings Co., Ltd.	(500)	(28,694)
Eisai Co., Ltd.	(700)	(28,314)
FANUC Corp.	(200)	(36,171)
Fast Retailing Co., Ltd.	(300)	(100,528)
Fuji Electric Co., Ltd.	(3,000)	(14,520)
GS Yuasa Corp.	(15,000)	(87,399)
Hisamitsu Pharmaceutical Co., Inc.	(100)	(3,591)
Hokuriku Electric Power Co.	(300)	(3,941)
IHI Corp.	(6,000)	(31,094)
Isetan Mitsukoshi Holdings Ltd.	(8,600)	(111,926)
Japan Steel Works Ltd./The	(19,000)	(76,337)
JFE Holdings, Inc.	(1,200)	(23,972)
JSR Corp.	(600)	(10,471)
Kajima Corp.	(9,000)	(43,080)
Kakaku.com, Inc.	(6,200)	(88,064)
Kansai Electric Power Co., Inc./The †	(6,500)	(61,419)
Kawasaki Heavy Industries Ltd.	(1,000)	(3,998)
Keikyu Corp.	(5,000)	(41,739)
Kikkoman Corp.	(1,000)	(21,253)
Kintetsu Corp.	(4,000)	(13,456)
Kubota Corp.	(1,000)	(15,833)
Kyushu Electric Power Co., Inc.	(6,600)	(71,140)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 3)
Japan - (10.0)% (continued)
M3, Inc.	(700)	$(11,225)
Makita Corp.	(100)	(5,649)
Marui Group Co., Ltd.	(4,000)	(32,940)
Mitsubishi Gas Chemical Co., Inc.	(5,000)	(31,879)
Mitsubishi Logistics Corp.	(2,000)	(28,735)
Mitsubishi Materials Corp.	(4,000)	(12,942)
Mitsui Chemicals, Inc.	(26,000)	(72,365)
Mitsui OSK Lines Ltd.	(14,000)	(44,732)
NGK Insulators Ltd.	(1,000)	(23,837)
Nintendo Co., Ltd.	(1,000)	(108,928)
Nippon Steel & Sumitomo Metal Corp.	(24,000)	(62,307)
Nissan Motor Co., Ltd.	(1,400)	(13,552)
Nitto Denko Corp.	(1,300)	(71,183)
NSK Ltd.	(2,000)	(28,526)
NTT Data Corp.	(300)	(10,822)
Obayashi Corp.	(2,000)	(13,687)
Odakyu Electric Railway Co., Ltd.	(3,000)	(27,434)
Olympus Corp. †	(1,200)	(43,033)
Ono Pharmaceutical Co., Ltd.	(400)	(35,519)
Rakuten, Inc.	(6,600)	(75,976)
Santen Pharmaceutical Co., Ltd.	(100)	(5,600)
Shikoku Electric Power Co., Inc. †	(1,700)	(21,812)
Shimizu Corp.	(1,000)	(7,891)
Shinsei Bank Ltd.	(22,000)	(47,220)
Shionogi & Co., Ltd.	(700)	(16,065)
Shizuoka Bank Ltd./The	(1,000)	(10,296)
Showa Denko KK	(17,000)	(22,310)
Showa Shell Sekiyu KK	(500)	(4,770)
SoftBank Corp.	(200)	(13,970)
Sony Financial Holdings, Inc.	(1,100)	(17,792)
Sumco Corp.	(3,200)	(38,804)
Sumitomo Mitsui Trust Holdings, Inc.	(4,000)	(16,654)
T&D Holdings, Inc.	(100)	(1,285)
Taiheiyo Cement Corp.	(3,000)	(11,315)
Takeda Pharmaceutical Co., Ltd.	(1,200)	(52,167)
Teijin Ltd.	(4,000)	(9,665)
Tobu Railway Co., Ltd.	(2,000)	(10,056)
Toshiba Corp.	(3,000)	(13,927)
Trend Micro, Inc.	(100)	(3,388)
Yahoo Japan Corp.	(18,300)	(69,557)
Yokogawa Electric Corp.	(4,600)	(60,482)

		(2,498,160)

	SHARES	VALUE (Note 3)
Luxembourg - (0.4)%
Altice SA †	(900)	$(47,744)
ArcelorMittal	(4,372)	(59,819)

		(107,563)

Netherlands - (1.1)%
Akzo Nobel NV	(598)	(40,916)
ASML Holding NV	(756)	(74,881)
Fugro NV CVA	(1,984)	(59,904)
Koninklijke Vopak NV	(42)	(2,263)
Randstad Holding NV	(1,076)	(49,990)
SBM Offshore NV †	(1,725)	(25,013)
TNT Express NV	(2,390)	(15,077)

		(268,044)

Norway - (0.7)%
Akastor ASA	(5,397)	(21,731)
Aker Solutions ASA 144A †(c)	(5,397)	(53,762)
Petroleum Geo-Services ASA	(4,000)	(25,278)
Schibsted ASA	(1,538)	(83,492)

		(184,263)

Spain - (0.8)%
Abertis Infraestructuras SA	(77)	(1,518)
Banco Bilbao Vizcaya Argentaria SA	(637)	(7,667)
Banco Popular Espanol SA	(3,777)	(23,037)
Bankia SA †	(9,620)	(17,897)
CaixaBank SA	(655)	(3,983)
Grifols SA	(100)	(4,087)
Inditex SA	(1,355)	(37,403)
Mapfre SA	(17,190)	(60,754)
Obrascon Huarte Lain SA	(1,073)	(35,814)
Zardoya Otis SA	(668)	(8,279)

		(200,439)

Sweden - (1.2)%
Alfa Laval AB	(655)	(13,955)
Assa Abloy AB, Class B	(568)	(29,188)
Atlas Copco AB, A Shares	(801)	(22,856)
Boliden AB	(150)	(2,422)
Hennes & Mauritz AB, B Shares	(667)	(27,580)
Modern Times Group AB, B Shares	(263)	(8,301)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

	SHARES	VALUE (Note 3)
Sweden - (1.2)% (continued)
Sandvik AB	(5,161)	$(57,964)
SKF AB, B Shares	(748)	(15,572)
Svenska Cellulosa AB SCA, Class B	(834)	(19,817)
Tele2 AB, B Shares	(4,355)	(52,419)
Trelleborg AB, B Shares	(2,190)	(37,850)

		(287,924)

Switzerland - (0.8)%
Adecco SA †	(282)	(19,063)
Credit Suisse Group AG †	(1,989)	(55,028)
DKSH Holding AG	(48)	(3,568)
GAM Holding AG †	(167)	(2,877)
Julius Baer Group Ltd. †	(493)	(22,031)
Panalpina Welttransport Holding AG	(29)	(3,641)
Sulzer AG	(184)	(22,564)
Swatch Group AG/The	(74)	(35,068)
UBS AG †	(2,017)	(35,061)

		(198,901)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $4,586,621)		(4,483,559)

RIGHTS - 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA †	(637)	(64)
Banco Popular Espanol SA †	(3,777)	(52)

TOTAL RIGHTS (proceeds $—)		(116)

TOTAL SECURITIES SOLD SHORT (proceeds $4,586,621)		(4,483,675)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 84.0% (cost $20,864,252)		20,908,899

OTHER ASSETS IN EXCESS OF LIABILITIES - 16.0% (e)		3,987,769

NET ASSETS - 100.0%		$24,896,668

†	Non income-producing security.
(a)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At September 30, 2014, the value of these securities was $4,276,566. In addition, $592,469 of cash collateral was pledged.
(b)	Represents annualized seven-day yield as of September 30, 2014.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents less than 0.05 percent of net assets.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

^	All or a portion represents positions held in the respective Subsidiary (Note 2).

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certification

SDR - Special Drawing Rights

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$99,708	0.4%
Consumer Staples	461,182	1.9
Energy	154,185	0.6
Financials	146,693	0.6
Health Care	326,266	1.3
Industrials	(205,859)	(0.8)
Information Technology	(112,789)	(0.5)
Materials	(102,698)	(0.4)
Telecommunication Services	304,580	1.2
Utilities	162,690	0.7
Money Market Funds	19,674,941	79.0

Total Investments	20,908,899	84.0
Other Assets in Excess of Liabilities (e)	3,987,769	16.0

Net Assets	$24,896,668	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of September 30, 2014:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	10-Year Canadian Bond	12/2014	CAD	2,950,957	$26,832
Bank of America	10-Year Japanese Government Bond	12/2014	JPY	(1,600,178,800)	(37,326)
Bank of America	30-Year Euro Buxl Bond	12/2014	EUR	(415,701)	(14,708)
Bank of America	Bovespa Index	10/2014	BRL	(885,564)	29,466
Bank of America	Euro - Bobl Futures	12/2014	EUR	509,796	2,401
Bank of America	Euro - Bund Futures	12/2014	EUR	1,629,017	22,600
Bank of America	Euro - SCHATZ Futures	12/2014	EUR	(11,539,351)	(6,547)
Bank of America	Hang Seng Index Futures	10/2014	HKD	1,196,485	(7,146)
Bank of America	H-SHARES Index Futures	10/2014	HKD	537,860	(2,771)
Bank of America	Long Gilt Futures	12/2014	GBP	5,140,528	104,288
Bank of America	Tel Aviv 25 Index Futures	10/2014	ILS	433,584	1,122
Bank of America	U.S. Treasury 10-Year Note Futures	12/2014	USD	371,155	2,767
Bank of America	U.S. Treasury 2-Year Note Futures	12/2014	USD	(12,682,848)	(10,089)
Bank of America	U.S. Treasury 5-Year Note Futures	12/2014	USD	471,203	1,828
Bank of America	U.S. Treasury Long Bond Futures	12/2014	USD	(949,568)	(15,776)
Goldman Sachs	WIG20 Index Futures	12/2014	PLN	252,292	(292)

					$96,649

Open futures contracts outstanding at September 30, 2014:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	J.P. Morgan	LME Copper Futures^	12/2014	$1,036,775	$1,001,025	$(35,750)
6	J.P. Morgan	LME Copper Futures^	12/2014	1,030,265	1,000,575	(29,690)
16	Goldman Sachs	Natural Gas Futures^	10/2014	644,523	659,359	14,836
1	Goldman Sachs	Silver Futures^	12/2014	91,877	85,285	(6,592)
6	Goldman Sachs	WTI Crude Futures^	10/2014	556,903	546,960	(9,943)
7	Barclays Capital	Amsterdam Index Futures	10/2014	744,430	745,149	719
16	Barclays Capital	Hang Seng Index Futures	10/2014	2,448,378	2,351,108	(97,270)
3	Barclays Capital	IBEX 35 Index Futures	10/2014	416,358	411,449	(4,909)
2	Barclays Capital	KOSPI Index 200 Futures	12/2014	250,841	243,544	(7,297)
1	J.P. Morgan	Mexican Stock Exchange Price and Quotation Index Futures	12/2014	34,551	33,553	(998)
1	J.P. Morgan	MSCI Singapore Index Futures	10/2014	58,167	57,898	(269)
9	Barclays Capital	MSCI Taiwan Stock Index Futures	10/2014	295,405	291,510	(3,895)
18	J.P. Morgan	S&P/Toronto Stock Exchange 60 Index Futures	12/2014	2,867,226	2,768,266	(98,960)
17	J.P. Morgan	SET50 Index Futures	12/2014	111,969	110,939	(1,030)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
5	Barclays Capital	TOPIX Index Futures	12/2014	$599,911	$604,742	$4,831
24	J.P. Morgan	3-Month Euro Euribor Futures	3/2015	7,572,633	7,572,995	362
16	J.P. Morgan	3-Month Euro Euribor Futures	6/2015	5,048,519	5,048,916	397
50	J.P. Morgan	3-Month Euro Euribor Futures	9/2015	15,774,661	15,777,073	2,412
56	J.P. Morgan	90-Day EURODollar Futures	6/2015	13,919,079	13,922,300	3,221
56	J.P. Morgan	90-Day EURODollar Futures	9/2015	13,883,505	13,885,200	1,695

				67,385,976	67,117,846	(268,130)

Short Contracts:
16	Goldman Sachs	Brent Crude Futures^	10/2014	$(1,572,983)	$(1,514,720)	$58,263
61	Goldman Sachs	Corn Futures^	12/2014	(1,031,781)	(978,287)	53,494
6	J.P. Morgan	LME Copper Futures^	12/2014	(1,036,150)	(1,000,575)	35,575
48	J.P. Morgan	BIST 30 Futures	10/2014	(201,052)	(194,031)	7,021
1	Barclays Capital	CAC40 Index Futures	10/2014	(55,654)	(55,751)	(97)
1	Barclays Capital	DAX Index Futures	12/2014	(306,526)	(299,674)	6,852
8	Barclays Capital	Euro Stoxx 50 Index	12/2014	(328,753)	(325,665)	3,088
7	Barclays Capital	FTSE 100 Index Futures	12/2014	(759,533)	(749,596)	9,937
3	J.P. Morgan	FTSE Bursa Malaysia KLCI Index Futures	10/2014	(84,076)	(84,225)	(149)
3	Barclays Capital	FTSE/JSE Top 40 Index Futures	12/2014	(123,054)	(118,410)	4,644
8	Barclays Capital	FTSE/MIB Index Futures	12/2014	(1,065,563)	(1,054,445)	11,118
71	Barclays Capital	OMXS30 Index Futures	10/2014	(1,391,097)	(1,381,676)	9,421
9	J.P. Morgan	S&P 500 E-Mini Futures	12/2014	(892,727)	(884,475)	8,252
7	J.P. Morgan	SPI 200 Index Futures	12/2014	(829,168)	(809,468)	19,700
23	J.P. Morgan	90-Day Sterling Futures	3/2015	(4,620,269)	(4,621,889)	(1,620)
59	J.P. Morgan	90-Day Sterling Futures	6/2015	(11,825,466)	(11,832,834)	(7,368)
86	J.P. Morgan	90-Day Sterling Futures	9/2015	(17,203,105)	(17,213,005)	(9,900)
53	J.P. Morgan	Australia 10-Year Bond Futures	12/2014	(5,504,157)	(5,605,632)	(101,475)
21	J.P. Morgan	Australia 3-Year Bond Futures	12/2014	(1,997,999)	(2,010,158)	(12,159)
16	J.P. Morgan	Canadian 3-Month Bank Acceptance Futures	9/2015	(3,518,930)	(3,521,407)	(2,477)

				(54,348,043)	(54,255,923)	92,120

				$13,037,933	$12,861,923	$(176,010)

Cash held as collateral at Barclays Capital, Goldman Sachs and J.P. Morgan for futures contracts was $609,841, $285,205, and $724,110, respectively at September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency exchange contracts outstanding as of September 30, 2014:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	CitiBank	AUD	425,500	$378,800	$370,497	$(8,303)
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	425,500	378,761	370,497	(8,264)
Brazilian Real, Expiring 12/17/14*	CitiBank	BRL	460,000	189,253	184,036	(5,217)
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	460,000	189,253	184,036	(5,217)
Canadian Dollar, Expiring 12/17/14	CitiBank	CAD	424,000	384,611	377,895	(6,716)
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	424,000	384,617	377,895	(6,722)
Swiss Franc, Expiring 12/17/14	CitiBank	CHF	104,500	109,976	109,544	(432)
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	104,500	109,963	109,544	(419)
Euro, Expiring 12/17/14	CitiBank	EUR	769,500	991,657	972,452	(19,205)
Euro, Expiring 12/17/14	Credit Suisse International	EUR	769,500	991,639	972,452	(19,187)
British Pound, Expiring 12/17/14	CitiBank	GBP	276,500	450,335	447,945	(2,390)
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	277,500	451,955	449,563	(2,392)
Indian Rupee, Expiring 12/17/14*	CitiBank	INR	250,000	4,012	3,980	(32)
Indian Rupee, Expiring 12/17/14*	Credit Suisse International	INR	250,000	4,012	3,980	(32)
Japanese Yen, Expiring 12/17/14	CitiBank	JPY	2,000,000	18,295	18,249	(46)
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	2,000,000	18,294	18,249	(45)
Korean Won, Expiring 12/17/14*	CitiBank	KRW	23,000,000	21,942	21,723	(219)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	22,999,999	21,942	21,725	(217)
Mexican Peso, Expiring 12/17/14	CitiBank	MXN	35,000	2,633	2,592	(41)
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	35,000	2,634	2,592	(42)
Norwegian Krone, Expiring 12/17/14	CitiBank	NOK	1,290,000	201,485	200,238	(1,247)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	1,290,000	201,463	200,238	(1,225)
New Zealand Dollar, Expiring 12/17/14	CitiBank	NZD	870,000	699,950	673,891	(26,059)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	870,000	699,740	673,891	(25,849)
Poland Zloty, Expiring 12/17/14	CitiBank	PLN	455,000	139,342	136,921	(2,421)
Poland Zloty, Expiring 12/17/14	Credit Suisse International	PLN	910,000	139,333	136,921	(2,412)
Russian Ruble, Expiring 12/17/14*	CitiBank	RUB	100,000	2,490	2,482	(8)
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	100,000	2,491	2,482	(9)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	29,000	$4,087	$4,018	$(69)
Singapore Dollar, Expiring 12/17/14	CitiBank	SGD	90,000	70,868	70,548	(320)
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	90,000	70,870	70,548	(322)
Turkish Lira, Expiring 12/17/14	CitiBank	TRY	885,000	390,450	381,221	(9,229)
Turkish Lira, Expiring 12/17/14	Credit Suisse International	TRY	885,000	390,461	381,221	(9,240)
Taiwanese Dollar, Expiring 12/17/14*	CitiBank	TWD	1,300,000	43,046	42,773	(273)
Taiwanese Dollar, Expiring 12/17/14*	Credit Suisse International	TWD	1,300,000	43,046	42,773	(273)

				$8,203,706	$8,039,612	$(164,094)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/17/14	CitiBank	AUD	(379,500)	$(332,277)	$(330,443)	$1,834
Australian Dollar, Expiring 12/17/14	Credit Suisse International	AUD	(379,500)	(332,303)	(330,443)	1,860
Brazilian Real, Expiring 12/17/14*	CitiBank	BRL	(190,000)	(76,771)	(76,015)	756
Brazilian Real, Expiring 12/17/14*	Credit Suisse International	BRL	(190,000)	(76,773)	(76,015)	758
Canadian Dollar, Expiring 12/17/14	CitiBank	CAD	(53,500)	(48,240)	(47,682)	558
Canadian Dollar, Expiring 12/17/14	Credit Suisse International	CAD	(53,500)	(48,241)	(47,682)	559
Swiss Franc, Expiring 12/17/14	CitiBank	CHF	(1,285,500)	(1,367,771)	(1,347,545)	20,226
Swiss Franc, Expiring 12/17/14	Credit Suisse International	CHF	(1,383,500)	(1,472,790)	(1,450,275)	22,515
Danish Krone, Expiring 12/17/14	Credit Suisse International	DKK	(440,000)	(76,389)	(74,692)	1,697
Euro, Expiring 12/17/14	CitiBank	EUR	(56,500)	(72,632)	(71,402)	1,230
Euro, Expiring 12/17/14	Credit Suisse International	EUR	(392,500)	(506,914)	(496,020)	10,894
British Pound, Expiring 12/17/14	CitiBank	GBP	(25,000)	(40,560)	(40,501)	59
British Pound, Expiring 12/17/14	Credit Suisse International	GBP	(25,000)	(40,561)	(40,501)	60
Hungarian Forint, Expiring 12/17/14	CitiBank	HUF	(14,500,000)	(59,606)	(58,850)	756
Hungarian Forint, Expiring 12/17/14	Credit Suisse International	HUF	(14,500,000)	(59,608)	(58,850)	758
Israeli Shekel, Expiring 12/17/14	CitiBank	ILS	(665,000)	(182,202)	(180,711)	1,491
Israeli Shekel, Expiring 12/17/14	Credit Suisse International	ILS	(665,000)	(182,183)	(180,711)	1,472
Japanese Yen, Expiring 12/17/14	CitiBank	JPY	(60,907,000)	(560,974)	(555,756)	5,218
Japanese Yen, Expiring 12/17/14	Credit Suisse International	JPY	(116,848,999)	(1,075,689)	(1,066,206)	9,483
Korean Won, Expiring 12/17/14*	CitiBank	KRW	(60,000,000)	(57,394)	(56,670)	724

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2014	UNREALIZED APPRECIATION (DEPRECIATION)
Korean Won, Expiring 12/17/14*	Credit Suisse International	KRW	(60,000,000)	$(57,395)	$(56,670)	$725
Mexican Peso, Expiring 12/17/14	CitiBank	MXN	(590,000)	(43,906)	(43,699)	207
Mexican Peso, Expiring 12/17/14	Credit Suisse International	MXN	(590,000)	(43,913)	(43,699)	214
Norwegian Krone, Expiring 12/17/14	CitiBank	NOK	(5,204,500)	(807,297)	(807,860)	(563)
Norwegian Krone, Expiring 12/17/14	Credit Suisse International	NOK	(5,618,500)	(872,526)	(872,123)	403
New Zealand Dollar, Expiring 12/17/14	CitiBank	NZD	(33,500)	(25,821)	(25,949)	(128)
New Zealand Dollar, Expiring 12/17/14	Credit Suisse International	NZD	(33,500)	(25,832)	(25,949)	(117)
Russian Ruble, Expiring 12/17/14*	CitiBank	RUB	(1,100,000)	(28,056)	(27,304)	752
Russian Ruble, Expiring 12/17/14*	Credit Suisse International	RUB	(1,100,000)	(28,055)	(27,304)	751
Swedish Krona, Expiring 12/17/14	CitiBank	SEK	(7,110,500)	(991,923)	(985,157)	6,766
Swedish Krona, Expiring 12/17/14	Credit Suisse International	SEK	(7,110,500)	(991,935)	(985,157)	6,778
Singapore Dollar, Expiring 12/17/14	CitiBank	SGD	(816,500)	(643,529)	(640,023)	3,506
Singapore Dollar, Expiring 12/17/14	Credit Suisse International	SGD	(816,500)	(643,515)	(640,023)	3,492
South African Rand, Expiring 12/17/14	CitiBank	ZAR	(570,000)	(50,835)	(49,856)	979
South African Rand, Expiring 12/17/14	Credit Suisse International	ZAR	(570,000)	(50,831)	(49,856)	975

				(11,975,247)	(11,867,599)	107,648

				$(3,771,541)	$(3,827,987)	$(56,446)

*	Non deliverable forward. See Note 3 in the Notes to Schedule of Investments.

Total Return Basket Swaps* Outstanding at September 30, 2014

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	12 months maturity 09/23/2015	$23,008

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Canada
Domtar Corp.	300	$11,430	$(891)

Ireland
Seagate Technology PLC	200	11,894	(440)

Netherlands
QIAGEN NV	400	9,525	(417)

Singapore
Avago Technologies Ltd.	100	8,884	(184)
Flextronics International Ltd.	1,900	20,757	(1,149)

			(1,333)

Sweden
Autoliv, Inc.	300	29,860	(2,284)

Switzerland
Allied World Assurance Co. Holdings AG	1,100	40,975	(451)
Garmin Ltd.	1,000	53,140	(1,149)
TE Connectivity Ltd.	800	49,633	(5,402)
Tyco International Ltd.	100	4,480	(23)

			(7,025)

United Kingdom
Aon PLC	500	43,887	(52)
Delphi Automotive PLC	900	59,629	(4,423)

			(4,475)

United States
3M Co.	300	43,809	(1,305)
AbbVie, Inc.	100	5,918	(142)
Abercrombie & Fitch Co.	200	8,232	(964)
Accenture PLC	100	8,052	80
ACE Ltd.	200	21,413	(439)
Activision Blizzard, Inc.	800	17,397	(765)
Advance Auto Parts, Inc.	100	13,351	(321)
AECOM Technology Corp.	400	14,986	(1,486)
Aetna, Inc.	1,000	83,787	(2,787)
AGCO Corp.	200	9,286	(194)
AGL Resources, Inc.	800	42,044	(972)
Akamai Technologies, Inc.	200	12,631	(671)
Alaska Air Group, Inc.	1,300	60,624	(4,023)
Alliant Techsystems, Inc.	200	27,438	(1,910)
Amdocs Ltd.	800	38,301	(1,597)
AMERCO	300	81,081	(2,514)
Ameren Corp.	1,300	49,725	104
American Electric Power Co., Inc.	1,900	100,203	(1,003)
American Express Co.	200	18,072	(564)
American Financial Group, Inc.	400	23,802	(646)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
American Water Works Co., Inc.	100	$4,914	$(91)
Ameriprise Financial, Inc.	700	89,427	(3,061)
AmerisourceBergen Corp.	100	7,702	28
Amgen, Inc.	500	70,582	(351)
ANN, Inc.	400	16,548	(96)
Apache Corp.	200	19,492	(718)
Apollo Education Group, Inc.	1,400	37,273	(2,063)
Apple, Inc.	300	30,613	(388)
AptarGroup, Inc.	100	6,204	(134)
Archer-Daniels-Midland Co.	1,500	77,843	(1,192)
ARRIS Group, Inc.	1,500	46,222	(3,690)
Arrow Electronics, Inc.	600	36,738	(3,529)
Ascena Retail Group, Inc.	700	11,955	(2,646)
Aspen Insurance Holdings Ltd.	500	21,623	(238)
Associated Banc-Corp.	300	5,564	(338)
Assurant, Inc.	500	32,817	(667)
AT&T, Inc.	400	14,057	39
Atmos Energy Corp.	600	29,627	(1,007)
AutoNation, Inc.	200	10,374	(312)
AutoZone, Inc.	100	53,029	(2,063)
Avnet, Inc.	300	13,302	(852)
Axis Capital Holdings Co.	200	9,649	(183)
Baker Hughes, Inc.	600	40,681	(1,645)
Ball Corp.	600	38,513	(551)
Bank of New York Mellon Corp./The	100	4,071	(198)
Baxter International, Inc.	300	21,809	(278)
BB&T Corp.	700	27,028	(981)
Becton Dickinson and Co.	400	45,985	(461)
Bed Bath & Beyond, Inc.	200	12,873	293
Bemis Co., Inc.	100	3,902	(100)
Big Lots, Inc.	300	14,023	(1,108)
Biogen Idec, Inc.	200	65,408	755
Booz Allen Hamilton Holding Corp.	1,000	24,123	(723)
Broadcom Corp.	700	28,919	(625)
Broadridge Financial Solutions, Inc.	1,200	51,228	(1,272)
Brocade Communications Systems, Inc.	5,300	55,823	1,788
Bunge Ltd.	100	8,613	(190)
CA, Inc.	1,200	34,539	(1,011)
Cablevision Systems Corp.	1,800	34,331	(2,814)
Cabot Corp.	300	16,595	(1,364)
Capital One Financial Corp.	1,300	108,794	(2,688)
Cardinal Health, Inc.	800	60,327	(391)
CareFusion Corp.	500	23,304	(679)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Caterpillar, Inc.	200	$20,774	$(968)
Celanese Corp.	200	12,348	(644)
Celgene Corp.	200	18,579	377
Centene Corp.	200	16,126	416
CenturyLink, Inc.	500	20,278	167
Charles River Laboratories International, Inc.	800	48,683	(891)
Chesapeake Energy Corp.	700	17,398	(1,305)
Chevron Corp.	500	62,249	(2,590)
Cigna Corp.	200	18,991	(853)
Cinemark Holdings, Inc.	1,600	56,758	(2,294)
Cintas Corp.	400	26,895	1,341
Cisco Systems, Inc.	1,700	42,906	(117)
CMS Energy Corp.	100	2,944	22
Coca-Cola Enterprises, Inc.	100	4,585	(149)
Commercial Metals Co.	1,300	24,132	(1,941)
Computer Sciences Corp.	700	41,509	1,296
ConocoPhillips	900	72,091	(3,223)
Consolidated Edison, Inc.	1,100	62,362	(36)
Convergys Corp.	400	7,488	(360)
Corning, Inc.	2,000	41,439	(2,760)
CR Bard, Inc.	400	58,701	(1,617)
Crane Co.	100	6,827	(506)
CST Brands, Inc.	100	3,617	(22)
CSX Corp.	400	12,937	(113)
Cummins, Inc.	200	27,622	(1,226)
CVS Caremark Corp.	800	65,026	(1,354)
Cytec Industries, Inc.	200	10,069	(611)
Deckers Outdoor Corp.	500	49,018	(428)
Delta Air Lines, Inc.	2,200	86,495	(6,965)
Deluxe Corp.	400	23,280	(1,216)
Devon Energy Corp.	500	35,731	(1,641)
Discover Financial Services	1,300	85,397	(1,689)
Dolby Laboratories, Inc.	800	34,948	(1,516)
Dollar Tree, Inc.	100	5,702	(95)
Dover Corp.	300	25,633	(1,534)
Dow Chemical Co./The	300	16,226	(494)
Dr Pepper Snapple Group, Inc.	1,200	76,081	1,092
DST Systems, Inc.	600	53,532	(3,181)
DTE Energy Co.	800	60,606	258
Dun & Bradstreet Corp./The	100	11,721	26
Edison International	400	23,101	(733)
Edwards Lifesciences Corp.	100	10,301	(86)
Electronic Arts, Inc.	600	22,303	(937)
Eli Lilly & Co.	500	33,254	(829)
EMC Corp.	1,100	32,639	(453)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Endurance Specialty Holdings Ltd.	400	$22,923	$(851)
Energizer Holdings, Inc.	200	24,969	(327)
Entergy Corp.	900	68,221	1,377
EOG Resources, Inc.	200	21,000	(1,196)
Equifax, Inc.	200	15,560	(612)
Everest Re Group Ltd.	500	82,095	(1,089)
Exelon Corp.	600	20,280	174
Expedia, Inc.	700	60,105	1,229
Express Scripts PLC	200	14,901	(775)
Exxon Mobil Corp.	200	19,375	(565)
FedEx Corp.	200	31,910	380
Fidelity National Information Services, Inc.	500	28,499	(349)
Fifth Third BanCorp.	300	6,315	(309)
Fiserv, Inc.	400	26,187	(333)
Fluor Corp.	100	7,012	(333)
Foot Locker, Inc.	1,400	80,226	(2,315)
Franklin Resources, Inc.	200	11,316	(394)
Freeport-McMoRan, Inc.	800	27,505	(1,385)
GameStop Corp.	100	4,398	(278)
Gannett Co., Inc.	1,200	38,874	(3,271)
Gap, Inc./The	500	21,926	(1,081)
GATX Corp.	200	12,841	(1,167)
General Dynamics Corp.	200	25,800	(382)
General Mills, Inc.	200	10,168	(78)
Genuine Parts Co.	200	17,824	(282)
Gilead Sciences, Inc.	900	95,130	676
Google, Inc.	100	59,605	(764)
Graham Holdings Co.	100	73,540	(3,581)
Groupon, Inc.	700	4,812	(136)
H&R Block, Inc.	600	19,331	(725)
Halliburton Co.	300	19,938	(585)
Hanover Insurance Group, Inc./The	100	6,219	(77)
Harman International Industries, Inc.	100	10,895	(1,091)
Harris Corp.	600	42,067	(2,227)
HCA Holdings, Inc.	400	28,891	(683)
Health Net, Inc.	1,000	47,439	(1,329)
Helmerich & Payne, Inc.	400	41,354	(2,206)
Hess Corp.	500	49,318	(2,158)
Hewlett-Packard Co.	2,100	77,605	(3,118)
Home Depot, Inc./The	200	18,396	(48)
Honeywell International, Inc.	300	28,822	(886)
Hormel Foods Corp.	200	10,151	127
Howard Hughes Corp./The	100	15,177	(177)
Humana, Inc.	500	66,596	(1,450)
Huntington Ingalls Industries, Inc.	300	32,291	(1,028)
IAC/InterActiveCorp.	300	20,671	(901)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Illinois Tool Works, Inc.	100	$8,885	$(443)
Ingram Micro, Inc.	300	8,420	(677)
Ingredion, Inc.	300	23,966	(1,229)
Intel Corp.	2,400	84,019	(450)
International Business Machines Corp.	200	38,711	(745)
International Flavors & Fragrances, Inc.	100	10,016	(428)
Interpublic Group of Cos., Inc./The	100	1,876	(44)
ITT Corp.	500	24,074	(1,604)
Jarden Corp.	100	6,143	(132)
JetBlue Airways Corp.	400	4,529	(281)
JM Smucker Co./The	100	9,968	(69)
Johnson & Johnson	500	53,450	(155)
Johnson Controls, Inc.	200	9,326	(526)
JPMorgan Chase & Co.	400	24,449	(353)
Juniper Networks, Inc.	800	18,285	(565)
Kellogg Co.	300	18,798	(318)
Kimberly-Clark Corp.	700	74,685	615
KLA-Tencor Corp.	200	16,064	(308)
Kohl’s Corp.	600	37,544	(926)
L-3 Communications Holdings, Inc.	100	11,584	308
Lam Research Corp.	500	38,248	(898)
Lear Corp.	600	59,843	(7,998)
Legg Mason, Inc.	200	10,262	(30)
Lexmark International, Inc.	1,500	71,369	(7,619)
LifePoint Hospitals, Inc.	500	36,991	(2,396)
Lincoln National Corp.	200	11,129	(413)
Lockheed Martin Corp.	500	89,478	1,913
Loews Corp.	500	21,485	(655)
Lowe’s Cos., Inc.	200	10,838	(254)
LyondellBasell Industries NV	400	45,415	(1,951)
M&T Bank Corp.	100	12,741	(412)
Mallinckrodt PLC	100	8,751	264
Manpowergroup, Inc.	200	15,185	(1,165)
Marathon Oil Corp.	1,200	47,484	(2,376)
Marathon Petroleum Corp.	100	8,858	(391)
Marsh & McLennan Cos., Inc.	700	37,443	(805)
Marvell Technology Group Ltd.	1,100	15,290	(462)
McGraw Hill Financial, Inc.	200	17,310	(420)
McKesson Corp.	300	58,843	(442)
Medtronic, Inc.	600	39,894	(2,725)
Mentor Graphics Corp.	400	8,856	(658)
Merck & Co., Inc.	600	36,014	(446)
Microchip Technology, Inc.	100	4,893	(170)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Micron Technology, Inc.	1,900	$61,532	$3,561
Microsoft Corp.	600	28,000	(184)
Mondelez International, Inc.	400	14,221	(515)
Moody’s Corp.	200	19,063	(163)
Murphy Oil Corp.	600	34,680	(534)
Murphy USA, Inc.	900	49,819	(2,065)
Myriad Genetics, Inc.	1,600	59,915	1,797
National Oilwell Varco, Inc.	800	64,591	(3,712)
Navient Corp.	1,300	23,229	(206)
NetApp, Inc.	500	21,708	(228)
New York Community Bancorp., Inc.	1,600	26,321	(929)
NextEra Energy, Inc.	100	9,502	(114)
Nordstrom, Inc.	200	13,864	(190)
Norfolk Southern Corp.	800	89,534	(253)
Northrop Grumman Corp.	800	105,916	(507)
Norwegian Cruise Line Holdings Ltd.	100	3,673	(71)
Occidental Petroleum Corp.	400	39,156	(696)
Oil States International, Inc.	100	6,290	(100)
Omnicom Group, Inc.	300	21,190	(532)
ON Semiconductor Corp.	900	8,855	(809)
Oracle Corp.	1,200	49,944	(4,009)
O’Reilly Automotive, Inc.	200	31,066	(994)
Parker-Hannifin Corp.	200	23,399	(569)
PartnerRe Ltd.	700	79,194	(2,270)
Patterson Cos., Inc.	100	4,093	50
Penske Automotive Group, Inc.	400	17,711	(1,475)
People’s United Financial, Inc.	1,000	15,019	(549)
PepsiCo, Inc.	200	18,658	(40)
PetSmart, Inc.	200	14,246	(228)
Pfizer, Inc.	1,800	55,049	(1,823)
Phillips 66	700	60,169	(3,253)
Pilgrim’s Pride Corp.	1,700	54,366	(2,415)
PNC Financial Services Group, Inc./The	1,100	96,839	(2,701)
Polycom, Inc.	2,800	37,264	(2,867)
PPG Industries, Inc.	200	40,706	(1,358)
PTC, Inc.	600	22,829	(689)
Public Service Enterprise Group, Inc.	700	26,396	(328)
Pulte Group, Inc.	1,400	26,790	(2,066)
Quanta Services, Inc.	100	3,703	(74)
Raytheon Co.	700	71,573	(438)
Regal Entertainment Group	1,300	26,685	(841)
Reinsurance Group of America, Inc.	1,000	83,423	(3,293)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Reliance Steel & Aluminum Co.	500	$36,763	$(2,564)
RenaissanceRe Holdings Ltd.	100	10,197	(198)
Republic Services, Inc.	600	23,560	(148)
Reynolds American, Inc.	700	40,179	1,121
RF Micro Devices, Inc.	900	10,896	(510)
Ross Stores, Inc.	300	22,681	(7)
Rovi Corp.	900	19,436	(1,666)
Royal Caribbean Cruises Ltd.	300	20,440	(253)
RR Donnelley & Sons Co.	200	3,432	(140)
Ryder System, Inc.	500	46,712	(1,727)
SCANA Corp.	200	9,998	(76)
SEI Investments Co.	500	18,802	(722)
Sensient Technologies Corp.	100	5,539	(304)
Silgan Holdings, Inc.	200	9,692	(292)
Skyworks Solutions, Inc.	600	34,446	384
SM Energy Co.	300	26,001	(2,602)
Snap-on, Inc.	100	12,562	(454)
Southern Co./The	200	8,649	81
Southwest Airlines Co.	2,200	77,342	(3,048)
Spectra Energy Corp.	100	4,041	(115)
SPX Corp.	300	30,234	(2,055)
Steel Dynamics, Inc.	400	10,002	(958)
STERIS Corp.	200	11,263	(471)
SunTrust Banks, Inc.	100	4,018	(215)
SUPERVALU, Inc.	700	6,767	(509)
Symantec Corp.	500	12,281	(526)
Synopsys, Inc.	400	16,364	(486)
Sysco Corp.	300	11,393	(8)
Tech Data Corp.	400	27,107	(3,564)
Techne Corp.	100	9,403	(48)
Teleflex, Inc.	400	43,749	(1,733)
Teradyne, Inc.	100	2,080	(141)
Texas Instruments, Inc.	200	9,784	(246)
Textron, Inc.	200	7,348	(150)
Thoratec Corp.	200	5,283	63
Time Warner, Inc.	500	38,716	(1,111)
Total System Services, Inc.	400	12,694	(310)
Travelers Cos., Inc./The	500	47,267	(297)
Tupperware Brands Corp.	100	7,315	(411)
Tyson Foods, Inc.	1,200	46,453	791
UGI Corp.	400	13,961	(325)
Ultra Petroleum Corp.	600	14,929	(973)
Union Pacific Corp.	500	54,856	(646)
Unit Corp.	700	43,292	(2,237)
United Parcel Service, Inc.	200	19,934	(276)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
United States Steel Corp.	800	$36,463	$(5,128)
United Technologies Corp.	300	32,538	(858)
United Therapeutics Corp.	600	77,633	(442)
UnitedHealth Group, Inc.	700	61,356	(981)
Unum Group	1,300	47,293	(2,600)
US Bancorp.	1,000	43,040	(1,210)
Valero Energy Corp.	1,200	57,501	(1,977)
Validus Holdings Ltd.	300	11,834	(92)
Valmont Industries, Inc.	200	27,523	(537)
Vectren Corp.	500	20,318	(368)
VeriSign, Inc.	400	22,290	(242)
Verizon Communications, Inc.	300	14,876	121
VF Corp.	100	6,652	(49)
Vishay Intertechnology, Inc.	200	3,125	(267)
WABCO Holdings, Inc.	200	18,755	(565)
Walgreen Co.	100	6,308	(381)
Wal-Mart Stores, Inc.	100	7,631	16
Walt Disney Co./The	200	18,054	(248)
WellPoint, Inc.	900	109,433	(1,774)
Wells Fargo & Co.	1,600	85,139	(2,146)
Werner Enterprises, Inc.	500	12,752	(152)
Westar Energy, Inc.	300	10,487	(251)
Western Digital Corp.	700	69,360	(1,235)
Whiting Petroleum Corp.	400	33,112	(2,092)
Woodward, Inc.	200	10,277	(753)
World Fuel Services Corp.	500	21,133	(1,173)
Worthington Industries, Inc.	400	15,709	(821)
Wyndham Worldwide Corp.	200	16,386	(134)
Xcel Energy, Inc.	400	12,358	(198)
Zebra Technologies Corp.	100	7,551	(454)

			(271,467)

Total of Long Equity Positions			(288,332)

Short Positions

Ireland
Allegion PLC	(700)	(35,486)	2,137
Endo International PLC	(800)	(53,804)	(867)

			1,270

Netherlands
Chicago Bridge & Iron Co. NV	(200)	(12,344)	774

Norway
Golar LNG Ltd.	(500)	(35,620)	2,420

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
Weatherford International PLC	(2,100)	$(46,914)	$3,234

United Kingdom
Ensco PLC	(100)	(4,485)	354
Liberty Global PLC	(400)	(17,431)	415
Pentair PLC	(400)	(27,037)	841

			1,610

United States
Acxiom Corp.	(900)	(16,385)	1,490
ADTRAN, Inc.	(900)	(20,134)	1,657
AES Corp.	(500)	(7,217)	127
Agilent Technologies, Inc.	(400)	(23,459)	667
Alere, Inc.	(200)	(7,966)	210
Align Technology, Inc.	(300)	(16,338)	834
Allegheny Technologies, Inc.	(900)	(37,793)	4,402
Alliance Data Systems Corp.	(100)	(24,914)	87
Allison Transmission Holdings, Inc.	(200)	(5,983)	285
Allscripts Healthcare Solutions, Inc.	(1,000)	(14,423)	1,008
Alnylam Pharmaceuticals, Inc.	(1,000)	(79,002)	903
Altera Corp.	(700)	(25,898)	852
Amazon.com, Inc.	(100)	(32,680)	436
AMC Networks, Inc.	(200)	(12,387)	703
American Eagle Outfitters, Inc.	(3,200)	(45,865)	(599)
Anadarko Petroleum Corp.	(100)	(10,685)	541
Armstrong World Industries, Inc.	(400)	(22,700)	300
Artisan Partners Asset Management, Inc.	(400)	(21,080)	260
athenahealth, Inc.	(200)	(25,815)	(523)
Atmel Corp.	(3,100)	(27,140)	2,092
Autodesk, Inc.	(200)	(11,134)	114
Avis Budget Group, Inc.	(200)	(12,863)	1,885
Avon Products, Inc.	(2,000)	(26,612)	1,412
B/E Aerospace, Inc.	(600)	(52,516)	2,152
Bank of America Corp.	(2,700)	(46,126)	91
Belden, Inc.	(100)	(7,108)	706
Bill Barrett Corp.	(1,800)	(43,266)	3,594
BioMarin Pharmaceutical, Inc.	(1,100)	(75,832)	(3,543)
Black Hills Corp.	(300)	(15,347)	983
Boston Scientific Corp.	(1,700)	(21,123)	1,046
Bristol-Myers Squibb Co.	(300)	(15,359)	5
Brookdale Senior Living, Inc.	(2,400)	(80,149)	2,822
Bruker Corp.	(2,300)	(46,133)	3,549
Brunswick Corp./DE	(500)	(22,378)	1,308
Cabela’s, Inc.	(600)	(36,491)	1,151
Cabot Oil & Gas Corp.	(1,500)	(49,747)	712

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Calpine Corp.	(1,600)	$(36,044)	$1,324
Cameron International Corp.	(100)	(7,113)	475
CARBO Ceramics, Inc.	(100)	(9,617)	3,694
CarMax, Inc.	(600)	(32,052)	4,181
Carnival Corp.	(200)	(8,002)	(32)
Carpenter Technology Corp.	(400)	(20,630)	2,570
Catamaran Corp.	(600)	(28,023)	2,733
CBOE Holdings, Inc.	(100)	(5,625)	272
CDW Corp./DE	(200)	(6,316)	106
CenterPoint Energy, Inc.	(1,000)	(24,211)	(259)
Cerner Corp.	(200)	(11,698)	(216)
Charles Schwab Corp./The	(1,500)	(46,197)	2,112
Charter Communications, Inc.	(200)	(32,401)	2,127
Cheniere Energy, Inc.	(400)	(33,738)	1,726
Chico’s FAS, Inc.	(400)	(6,121)	213
Ciena Corp.	(3,100)	(59,487)	7,655
Cincinnati Financial Corp.	(1,000)	(48,240)	1,190
CIT Group, Inc.	(100)	(4,806)	210
Citigroup, Inc.	(500)	(26,794)	884
Citrix Systems, Inc.	(100)	(7,237)	103
Civeo Corp.	(1,100)	(27,969)	15,197
Clean Harbors, Inc.	(300)	(17,209)	1,033
Coach, Inc.	(2,000)	(74,642)	3,423
Cobalt International Energy, Inc.	(5,200)	(77,224)	6,504
Coca-Cola Co./The	(200)	(8,332)	(200)
Colfax Corp.	(600)	(36,993)	2,811
Colgate-Palmolive Co.	(500)	(32,633)	23
Comcast Corp.	(200)	(11,399)	643
Community Health Systems, Inc.	(300)	(17,079)	642
ConAgra Foods, Inc.	(300)	(9,879)	(33)
Concho Resources, Inc.	(100)	(13,327)	788
Concur Technologies, Inc.	(600)	(64,710)	(11,382)
CONSOL Energy, Inc.	(1,400)	(53,173)	169
Copart, Inc.	(100)	(3,431)	299
CoreLogic, Inc.	(500)	(14,061)	526
Corporate Executive Board Co./The	(300)	(20,043)	2,022
CoStar Group, Inc.	(200)	(31,865)	757
Costco Wholesale Corp.	(100)	(12,636)	104
Coty, Inc.	(2,400)	(42,397)	2,677
Covanta Holding Corp.	(1,300)	(28,009)	423
Cree, Inc.	(700)	(30,122)	1,457
Cubist Pharmaceuticals, Inc.	(500)	(33,294)	124
Cypress Semiconductor Corp.	(3,800)	(41,171)	3,646

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Darden Restaurants, Inc.	(200)	$(9,975)	$(317)
Dean Foods Co.	(3,100)	(45,857)	4,781
Deere & Co.	(100)	(8,368)	169
Denbury Resources, Inc.	(700)	(11,073)	552
Diebold, Inc.	(100)	(3,803)	271
Discovery Communications, Inc.	(800)	(31,994)	1,754
DreamWorks Animation SKG, Inc.	(2,700)	(63,519)	(10,110)
Dresser-Rand Group, Inc.	(400)	(29,360)	(3,544)
DSW, Inc.	(400)	(12,242)	198
Dunkin’ Brands Group, Inc.	(1,100)	(50,499)	1,197
E*TRADE Financial Corp.	(3,000)	(72,945)	5,175
Energen Corp.	(400)	(30,207)	1,311
EQT Corp.	(200)	(19,100)	792
Equinix, Inc.	(100)	(21,797)	549
Estee Lauder Cos., Inc./The	(200)	(15,033)	89
Expeditors International of Washington, Inc.	(300)	(12,662)	488
Facebook, Inc.	(300)	(23,087)	(625)
Fastenal Co.	(800)	(36,943)	1,023
Federated Investors, Inc.	(900)	(28,149)	1,725
FEI Co.	(300)	(24,917)	2,291
First Horizon National Corp.	(3,300)	(42,600)	2,076
First Republic Bank	(300)	(14,531)	(283)
First Solar, Inc.	(300)	(21,552)	1,809
FirstEnergy Corp.	(300)	(10,326)	255
FLIR Systems, Inc.	(200)	(6,710)	442
Flowers Foods, Inc.	(600)	(11,383)	367
FMC Corp.	(300)	(18,288)	1,131
FNF Group	(800)	(22,622)	430
Forest City Enterprises, Inc.	(1,600)	(32,339)	1,043
Fortinet, Inc.	(1,000)	(26,683)	1,418
Fortune Brands Home & Security, Inc.	(1,000)	(43,037)	1,927
Freescale Semiconductor Ltd.	(200)	(4,404)	498
FTI Consulting, Inc.	(400)	(14,868)	884
Genworth Financial, Inc.	(2,300)	(30,563)	433
GNC Holdings, Inc.	(1,000)	(39,252)	512
Graco, Inc.	(400)	(30,095)	903
Hain Celestial Group, Inc./The	(200)	(20,608)	138
Harley-Davidson, Inc.	(100)	(6,273)	453
Harsco Corp.	(1,700)	(41,474)	5,076
Hartford Financial Services Group, Inc./The	(100)	(3,793)	68

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
HD Supply Holdings, Inc.	(700)	$(20,337)	$1,255
Helix Energy Solutions Group, Inc.	(800)	(20,390)	2,742
Hertz Global Holdings, Inc.	(2,000)	(55,383)	4,602
Hexcel Corp.	(1,300)	(51,371)	(239)
Hilton Worldwide Holdings, Inc.	(1,100)	(27,257)	164
HMS Holdings Corp.	(2,600)	(54,433)	5,422
Hologic, Inc.	(1,900)	(46,754)	527
HomeAway, Inc.	(900)	(30,660)	(1,290)
Illumina, Inc.	(100)	(17,722)	1,330
Incyte Corp.	(1,200)	(58,448)	(411)
Ingersoll-Rand PLC	(200)	(12,034)	762
InterDigital, Inc.	(800)	(33,345)	1,489
Intersil Corp.	(1,000)	(15,755)	1,545
Intuitive Surgical, Inc.	(100)	(47,271)	1,089
InvesCo., Ltd.	(100)	(4,125)	177
Itron, Inc.	(100)	(4,133)	202
JDS Uniphase Corp.	(5,300)	(72,465)	4,625
Joy Global, Inc.	(300)	(17,746)	1,384
Kansas City Southern	(100)	(12,174)	54
Kate Spade & Co.	(900)	(27,479)	3,871
KBR, Inc.	(100)	(2,061)	178
Kennametal, Inc.	(200)	(8,630)	368
Keurig Green Mountain, Inc.	(200)	(27,333)	1,307
Kosmos Energy Ltd.	(2,400)	(24,500)	596
Lamar Advertising Co.	(800)	(40,432)	1,032
Laredo Petroleum, Inc.	(2,500)	(58,724)	2,700
Las Vegas Sands Corp.	(200)	(12,791)	349
Lennar Corp.	(400)	(16,557)	1,025
Leucadia National Corp.	(100)	(2,557)	173
Liberty Media Corp.	(200)	(9,811)	375
Life Time Fitness, Inc.	(500)	(25,170)	(50)
LinkedIn Corp.	(300)	(63,139)	803
Lions Gate Entertainment Corp.	(2,000)	(66,897)	958
Live Nation Entertainment, Inc.	(200)	(4,881)	77
LKQ Corp.	(1,300)	(35,910)	1,343
Louisiana-Pacific Corp.	(3,500)	(51,590)	4,024
Madison Square Garden Co./The	(200)	(13,170)	(54)
Manitowoc Co., Inc./The	(400)	(10,851)	1,471
Masco Corp.	(400)	(9,686)	118
MasterCard, Inc.	(100)	(7,698)	306
Medivation, Inc.	(200)	(19,929)	155
MetLife, Inc.	(400)	(22,420)	932
MGM Resorts International	(1,500)	(35,315)	1,145
Michael Kors Holdings Ltd.	(400)	(30,744)	2,188
Middleby Corp./The	(300)	(27,698)	1,259

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Monsanto Co.	(300)	$(34,419)	$666
Morgan Stanley	(200)	(7,219)	305
Mosaic Co./The	(600)	(28,027)	1,381
Motorola Solutions, Inc.	(700)	(43,370)	(926)
Nabors Industries Ltd.	(100)	(2,414)	138
National Fuel Gas Co.	(100)	(7,323)	324
Navistar International Corp.	(2,200)	(82,904)	10,502
NCR Corp.	(1,200)	(41,925)	1,833
NetSuite, Inc.	(500)	(42,850)	(1,920)
New York Times Co./The	(2,300)	(27,652)	1,846
News Corp.	(900)	(15,303)	588
Noble Energy, Inc.	(300)	(21,340)	832
Nordson Corp.	(300)	(23,913)	1,092
NRG Energy, Inc.	(1,500)	(46,037)	317
Nu Skin Enterprises, Inc.	(500)	(22,165)	(350)
Nuance Communications, Inc.	(100)	(1,585)	43
Nucor Corp.	(100)	(5,800)	372
Oasis Petroleum, Inc.	(100)	(4,506)	325
Oceaneering International, Inc.	(100)	(6,568)	51
Ocwen Financial Corp.	(300)	(8,627)	773
Office Depot, Inc.	(7,000)	(40,059)	4,078
Old Republic International Corp.	(700)	(10,447)	451
Owens Corning	(100)	(3,373)	198
PacWest Bancorp	(200)	(8,856)	610
Palo Alto Networks, Inc.	(400)	(39,325)	85
Pandora Media, Inc.	(1,000)	(26,784)	2,624
PBF Energy, Inc.	(1,900)	(45,817)	217
Peabody Energy Corp.	(4,900)	(66,249)	5,587
Pharmacyclics, Inc.	(600)	(74,864)	4,406
Platform Specialty Products Corp.	(900)	(24,302)	1,784
PolyOne Corp.	(300)	(10,534)	(140)
Popular, Inc.	(200)	(6,488)	601
Post Holdings, Inc.	(2,400)	(84,537)	4,905
Precision Castparts Corp.	(100)	(24,568)	880
Progressive Corp./The	(2,100)	(53,488)	400
PVH Corp.	(100)	(12,708)	593
Rackspace Hosting, Inc.	(400)	(12,912)	(108)
Range Resources Corp.	(1,000)	(72,089)	4,279
Regeneron Pharmaceuticals, Inc.	(100)	(35,989)	(63)
Rite Aid Corp.	(700)	(3,795)	407
Rosetta Resources, Inc.	(600)	(27,563)	827
Rowan Cos. PLC	(600)	(16,106)	920
Salesforce.com, Inc.	(900)	(51,758)	(19)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Salix Pharmaceuticals Ltd.	(300)	$(47,962)	$1,090
Sally Beauty Holdings, Inc.	(200)	(5,576)	102
Scripps Networks Interactive, Inc.	(100)	(7,821)	12
Sealed Air Corp.	(1,400)	(50,985)	2,153
Seattle Genetics, Inc.	(600)	(24,781)	2,473
Semtech Corp.	(1,200)	(33,653)	1,073
Sensata Technologies Holding NV	(400)	(18,853)	1,041
Service Corp. International	(1,500)	(32,955)	1,245
ServiceNow, Inc.	(400)	(24,427)	915
Sirius XM Holdings, Inc.	(20,200)	(73,341)	2,844
Sirona Dental Systems, Inc.	(100)	(7,738)	70
Six Flags Entertainment Corp.	(600)	(20,955)	321
SolarCity Corp.	(300)	(20,191)	2,311
SolarWinds, Inc.	(300)	(13,203)	588
Sotheby’s	(1,300)	(49,768)	3,332
Southwestern Energy Co.	(100)	(3,698)	203
Splunk, Inc.	(600)	(33,926)	710
Sprint Corp.	(4,900)	(33,349)	2,283
Stanley Black & Decker, Inc.	(100)	(9,267)	388
Starbucks Corp.	(500)	(37,682)	(48)
Starwood Hotels & Resorts Worldwide, Inc.	(200)	(16,765)	123
Stratasys Ltd.	(300)	(38,839)	2,605
SunEdison, Inc.	(3,400)	(71,617)	7,425
Synovus Financial Corp.	(2,300)	(57,478)	3,107
Tableau Software, Inc.	(700)	(50,872)	17
Target Corp.	(900)	(57,691)	1,280
Taylor Morrison Home Corp.	(3,300)	(62,872)	9,346
Teekay Corp.	(100)	(5,980)	(656)
Tempur Sealy International, Inc.	(500)	(29,614)	1,529
Tenet Healthcare Corp.	(900)	(56,443)	2,993
Teradata Corp.	(100)	(4,464)	272
Terex Corp.	(500)	(16,577)	692
Tesla Motors, Inc.	(100)	(26,452)	2,184
Tesoro Corp.	(200)	(12,396)	200
Thor Industries, Inc.	(100)	(5,400)	250
TIBCO Software, Inc.	(1,200)	(24,846)	(3,510)
Time, Inc.	(400)	(9,594)	222
Toll Brothers, Inc.	(800)	(27,022)	2,094
Trimble Navigation Ltd.	(100)	(3,180)	130
Triumph Group, Inc.	(600)	(40,980)	1,950
Twenty-First Century Fox, Inc.	(1,300)	(45,359)	782

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United States (continued)
Ulta Salon Cosmetics & Fragrance, Inc.	(300)	$(35,570)	$119
Umpqua Holdings Corp.	(1,200)	(21,032)	1,268
Under Armour, Inc.	(500)	(34,770)	220
United Continental Holdings, Inc.	(300)	(14,801)	764
United Natural Foods, Inc.	(300)	(19,096)	658
Urban Outfitters, Inc.	(400)	(15,361)	681
USG Corp.	(1,300)	(38,179)	2,442
Vantiv, Inc.	(100)	(3,167)	77
VCA, Inc.	(100)	(4,176)	243
VeriFone Systems, Inc.	(1,700)	(63,262)	4,816
Verisk Analytics, Inc.	(300)	(19,388)	1,121
Vertex Pharmaceuticals, Inc.	(700)	(67,309)	(11,308)
VMware, Inc.	(100)	(9,597)	213
Watsco, Inc.	(100)	(8,883)	265
WellCare Health Plans, Inc.	(600)	(38,208)	2,004
Wendy’s Co./The	(2,200)	(18,323)	151
Western Union Co./The	(1,000)	(16,800)	760
WhiteWave Foods Co./The	(900)	(33,603)	906
Williams Cos., Inc./The	(100)	(5,702)	167
Workday, Inc.	(200)	(17,079)	579
WR Grace & Co.	(400)	(39,247)	2,871
Yahoo!, Inc.	(200)	(8,541)	391
Yelp, Inc.	(300)	(22,982)	2,507
Yum! Brands, Inc.	(300)	(21,788)	194
Zions Bancorporation	(1,200)	(35,895)	1,023
Zoetis, Inc.	(1,400)	(51,526)	(204)
Zynga, Inc.	(14,700)	(45,483)	5,792

			302,442

Total of Short Equity Positions			311,750

Total of Long and Short Equity Positions			23,418

Net Cash and Other Receivables/ (Payables) (b)			(410)

Swaps, at Value			$23,008

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	12 months maturity – 09/23/2015	$(13,530)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Ireland
DCC PLC	760	$42,141	$(69)
Henderson Group PLPLC	3,079	10,753	(700)

			(769)

South Africa
Investec PLC	336	3,044	(223)
Mondi PLC	794	14,027	(1,078)

			(1,301)

Switzerland
Glencore PLC	4,791	27,687	(1,153)

United Kingdom
AMEC PLC	820	14,279	354
Amlin PLC	1,434	10,082	(20)
Anglo American PLC	1,169	28,320	(2,249)
Associated British Foods PLC	1,544	66,396	534
Aviva PLC	7,093	61,215	(1,208)
Babcock International Group PLC	452	7,717	259
Barratt Developments PLC	6,850	44,212	(408)
Berkeley Group Holdings PLC	161	6,165	(318)
Booker Group PLC	24,069	47,434	98
BP PLC	1,745	13,364	(599)
British Sky Broadcasting Group PLC	443	6,328	(10)
BT Group PLC	7,586	48,358	(1,826)
Bunzl PLC	247	6,493	(66)
Catlin Group Ltd.	6,294	52,259	812
Cobham PLC	7,073	33,492	(193)
Direct Line Insurance Group PLC	2,475	11,664	115
easyJet PLC	627	13,928	500
GKN PLC	8,780	48,903	(3,690)
GlaxoSmithKline PLC	411	9,570	(181)
Hays PLC	22,600	45,637	(3,231)
Hikma Pharmaceuticals PLC	1,606	41,744	3,249
ICAP PLC	2,175	13,404	198

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Imperial Tobacco Group PLC	223	$9,979	$(377)
Inchcape PLC	3,017	33,601	(2,226)
Inmarsat PLC	145	1,702	(58)
Intermediate Capital Group PLC	5,470	35,755	(1,021)
International Consolidated Airlines Group SA	103	624	(13)
J Sainsbury PLC	10,835	49,503	(5,444)
Kazakhmys PLC	4,813	21,314	(834)
Kingfisher PLC	3,004	15,351	359
Legal & General Group PLC	3,884	15,060	(687)
Marks & Spencer Group PLC	1,601	10,969	(501)
National Grid PLC	2,731	39,212	46
Next PLC	342	38,371	(1,765)
Persimmon PLC	1,106	24,392	(593)
Premier Oil PLC	1,967	10,837	(227)
Provident Financial PLC	1,287	44,822	(438)
Reckitt Benckiser Group PLC	41	3,587	(42)
Rentokil Initial PLC	26,922	54,182	(2,932)
Rexam PLC	529	4,332	(127)
Rightmove PLC	407	15,538	(1,383)
Royal Mail PLC	1,218	8,507	(790)
Sage Group PLC/The	1,579	9,620	(293)
Sports Direct International PLC	182	1,968	(149)
SSE PLC	1,587	38,967	772
Standard Chartered PLC	60	1,194	(87)
TalkTalk Telecom Group PLC	94	465	(10)
Tate & Lyle PLC	1,771	20,905	(4,024)
Travis Perkins PLC	1,094	30,112	(719)
UBM PLC	308	3,047	(148)
United Utilities Group PLC	2,120	28,885	(1,191)
Vodafone Group PLC	1,990	6,499	59
Whitbread PLC	260	17,785	(314)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
William Hill PLC	2,672	$15,308	$660
WPP PLC	1,177	24,260	(680)

			(33,057)

Total of Long Equity Positions			(36,280)

Short Positions

Switzerland
Coca-Cola HBC AG	(1,072)	(23,499)	364

United Kingdom
Aberdeen Asset Management PLC	(1,009)	(7,010)	500
Admiral Group PLC	(727)	(14,234)	(843)
Aggreko PLC	(217)	(5,626)	195
ARM Holdings PLC	(3,295)	(50,862)	2,857
ASOS PLC	(1,825)	(62,637)	(3,689)
BAE Systems PLC	(1,665)	(12,562)	(111)
Barclays PLC	(4,424)	(16,713)	441
British American Tobacco PLC	(27)	(1,580)	59
Burberry Group PLC	(1,744)	(42,984)	444
Croda International PLC	(992)	(35,418)	2,522
Diageo PLC	(2,155)	(63,645)	1,489
Drax Group PLC	(3,362)	(34,614)	(507)
Evraz PLC	(12,824)	(27,800)	900
Experian PLC	(3,929)	(66,052)	3,618
G4S PLC	(1,873)	(7,735)	141
Hargreaves Lansdown PLC	(2,090)	(33,100)	1,203
IMI PLC	(1,032)	(21,686)	1,164
Intertek Group PLC	(702)	(30,257)	507
John Wood Group PLC	(791)	(9,426)	(270)
Johnson Matthey PLC	(31)	(1,573)	111
Ladbrokes PLC	(11,230)	(23,288)	(186)
Lloyds Banking Group PLC	(19,967)	(24,324)	(517)
Lonmin PLC	(12,593)	(41,507)	3,749
Man Group PLC	(5,036)	(9,953)	297
Melrose Industries PLC	(10,868)	(43,784)	283
Old Mutual PLC	(11,072)	(34,999)	2,522
Pearson PLC	(2,324)	(46,070)	(603)
Petrofac Ltd.	(1,969)	(33,166)	174
Rolls-Royce Holdings PLC	(437)	(7,173)	371
Rotork PLC	(128)	(5,817)	100
Royal Bank of Scotland Group PLC	(3,593)	(20,998)	(408)
RSA Insurance Group PLC	(1,105)	(8,492)	(172)
SABMiller PLC	(426)	(24,638)	1,030
Serco Group PLC	(5,478)	(25,746)	312
Severn Trent PLC	(42)	(1,309)	33
Smiths Group PLC	(33)	(692)	17
Spectric PLC	(122)	(3,920)	356
Spirax-Sarco Engineering PLC	(625)	(28,817)	298
St James’s Place PLC	(273)	(3,077)	(142)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
United Kingdom (continued)
Standard Life PLC	(3,071)	$(20,652)	$103
Telecity Group PLC	(1,679)	(20,169)	(149)
Tesco PLC	(5,990)	(21,872)	3,978
Vedanta Resources PLC	(1,313)	(21,823)	667
WM Morrison Supermarkets PLC	(7,445)	(21,405)	1,147

			23,991

Total of Short Equity Positions			24,355

Total of Long and Short Equity Positions			(11,925)

Net Cash and Other Receivables/ (Payables) (b)			(1,605)

Swaps, at Value			$(13,530)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE* *	VALUE (Note 3)
Goldman Sachs	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives the Euro Interbank Offered Rate plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	12 months maturity 09/23/2015	$16,898

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swap

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2014.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

France
Accor SA	39	$1,784	$(57)
Aeroports de Paris	629	78,619	(3,302)
AtoS	222	16,998	(922)
Casino Guichard Perrachon SA	127	14,422	(758)
Christian Dior SA	41	7,231	(363)
Cie Generale des Etablissements Michelin	611	61,654	(4,104)
CNP Assurances	23	433	—
Credit Agricole SA	1,156	17,698	(273)
Dassault Systemes	348	23,023	(668)
Electricite de France SA	1,704	54,887	1,016
Etablissements Maurel et Prom	428	6,295	(272)
GDF Suez	1,181	29,227	393
Iliad SA	167	36,080	(852)
Imerys SA	938	70,730	(1,584)
Ingenico	3	301	5
Lagardere SCA	702	18,715	71
L’Oreal SA	60	9,454	62
Neopost SA	710	51,876	346
Orange SA	3,289	47,750	1,331
Publicis Groupe SA	105	7,578	(383)
Safran SA	331	21,558	(98)
Sanofi	148	16,492	243
SCOR SE	1,879	57,531	1,156
Societe BIC SA	422	56,960	(2,561)
Suez Environnement Co.	3,432	58,855	(805)
Thales SA	723	39,557	(1,078)
Total SA	1,359	85,723	2,277
Valeo SA	97	11,518	(740)
Vinci SA	787	45,995	(324)
Zodiac Aerospace	37	1,170	10

			(12,234)

Total of Long Equity Positions			(12,234)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

France
Alcatel-Lucent	(13,089)	$(43,501)	$3,130
Arkema SA	(761)	(55,454)	4,459
AXA SA	(769)	(19,235)	293
Bollore SA	(2)	(1,185)	50
Bouygues SA	(1,044)	(35,636)	1,879
Bureau Veritas SA	(1,176)	(26,784)	793
Cie de St-Gobain	(1,020)	(48,405)	1,800
Edenred	(269)	(7,032)	404
Essilor International SA	(324)	(35,043)	(489)
European Aeronautic Defence and Space Co. NV	(259)	(16,097)	(184)
JCDecaux SA	(59)	(2,022)	161
Kering	(13)	(2,729)	108
Legrand SA	(31)	(1,718)	107
LVMH Moet Hennessy Louis Vuitton SA	(425)	(72,732)	3,719
Peugeot SA	(4,027)	(53,628)	2,100
Remy Cointreau SA	(938)	(71,175)	3,617
Renault SA	(465)	(35,282)	1,644
Schneider Electric SE	(468)	(37,300)	1,394
Societe Television Francaise 1	(1,495)	(22,205)	2,059
Technip SA	(65)	(5,392)	(61)
Vallourec SA	(1,157)	(54,873)	1,628
Veolia Environnement SA	(4,337)	(76,261)	(213)

			28,398

Total of Short Equity Positions			28,398

Total of Long and Short Equity Positions			16,164

Net Cash and Other Receivables/ (Payables) (b)			734

Swaps, at Value			$16,898

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2014, the Trust consists of twenty-nine active series, twelve of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Diversified Arbitrage Fund, AQR Long-Short Equity Fund, AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment Advisor of each Fund. The Advisor has retained CNH Partners, LLC (the “Sub-Advisor”), an affiliate of the Advisor, to serve as an investment sub-advisor to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The AQR Global Macro Fund commenced operations on April 8, 2014. The AQR Style Premia Alternative LV Fund commenced operations on September 17, 2014.

The investment objective of the AQR Diversified Arbitrage Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II MV Fund and the AQR Risk Parity II HV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each of these funds offer Class I, Class N, and Class R6 shares.

The Class R6 Shares of the AQR Diversified Arbitrage, AQR Global Macro, AQR Managed Futures Strategy, AQR Managed Futures Strategy HV, AQR Multi-Strategy Alternative, AQR Style Premia Alternative, AQR Risk-Balanced Commodities Strategy, AQR Risk Parity, AQR Risk Parity II MV, AQR Risk Parity II HV and AQR Long-Short Equity Funds commenced operations on September 2, 2014. The Class R6 share of the AQR Style Premia Alternative LV Fund commenced operations on September 17, 2014.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“CFC Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd., and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the CFC Funds.

For Federal tax purposes, taxable income for each CFC Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“the Code”) and each Subsidiary’s taxable income is included in the calculation of the relevant CFC Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the CFC Funds either in the current period or future periods. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

The CFC Funds may each invest up to 25% of their total assets in its respective Subsidiary, each of which acts as an investment vehicle in order to effect certain investments consistent with the CFC Funds’ investment objectives and policies. The CFC Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the CFC Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2014	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2014	NET REALIZED GAIN/LOSS ON INVESTMENTS HELD IN SUBSIDIARY

AQR Global Macro Offshore Fund, Ltd.	April 8, 2014	$8,230,971	23.6%	$264,034
AQR Managed Futures Strategy Offshore Fund, Ltd.	January 6, 2010	1,481,365,087	23.2%	20,808,741
AQR Managed Futures Strategy HV Offshore Fund, Ltd.	July 16, 2013	41,628,103	23.8%	679,859
AQR Risk-Balanced Commodities Strategy Offshore
Fund, Ltd.	July 9, 2012	13,860,971	21.8%	872,249
AQR Risk Parity Offshore Fund, Ltd.	September 30, 2010	150,723,762	19.6%	3,102,231
AQR Risk Parity II MV Offshore Fund, Ltd.	November 5, 2012	14,537,845	14.8%	(768,730)
AQR Risk Parity II HV Offshore Fund, Ltd.	November 5, 2012	10,701,930	22.7%	26,714
AQR Multi-Strategy Alternative Offshore Fund, Ltd.	July 18, 2011	241,203,794	16.4%	7,176,346
AQR Style Premia Alternative Offshore Fund, Ltd.	October 30, 2013	70,610,103	23.6%	9,372,888
AQR Style Premia Alternative LV Offshore Fund, Ltd.	September 17, 2014	5,828,102	23.6%	(2,091)

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time). The Funds’ Board of Trustees has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Advisor.

Equity securities, including securities sold short, rights, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades. If no sales are reported, as in the case of securities that are traded on the over-the-counter (“OTC”) market or less liquid listed equities, a security is valued at its last reported bid price (in the case of short sales, at the ask price). In accordance with procedures approved by the Board of Trustees, the Funds apply daily fair value factors, furnished by an independent pricing service, to certain securities that are solely traded on a foreign exchange outside of the Western Hemisphere to account for the market movement between the close of the foreign market and the close of the NYSE, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued using the latest bid prices or evaluated quotes furnished by independent pricing services. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 61 days are generally valued at amortized cost which approximates fair market value.

Exchange-traded futures and options contracts are valued at their current settlement and last quoted sales price, respectively. The U.S. dollar value off Forward Foreign Currency Exchange contracts is determined using current forward currency exchange rates supplied by a quotation service. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

OTC swap contracts are marked to market daily based upon quotations provided by an independent pricing service. Quotations from the independent pricing services are based on pricing models that use inputs which are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Total return and total return basket swaps are valued at fair value based on the price of the underlying referenced instruments. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange.

The Funds use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees. The valuation procedures may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Loan Participations and Assignments: Certain Funds invest in loan participations and assignments. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when the Fund purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: Certain Funds sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

The Funds are required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements are contracts that govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Customer Account Agreements and related addendums govern cleared derivatives transactions and exchange traded futures transactions. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing organization. Futures transactions require initial margin to be posted as required by each futures exchange. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (CFTC), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and would offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a Swap Dealer. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. For futures, listed options and cleared derivatives, margin requirements are established by the exchange for futures/listed options and the clearing house centrally cleared derivatives. Such margin is transferred by the Fund pursuant to the governing Master Agreements for those investment types. Collateral is routinely transferred if the total net exposure (net of existing collateral already in place (“initial margin”)) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty or as permitted by the clearing house or exchange.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

Collateral pledged by the Fund pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Fund’s Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. No monies are paid to or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments to and from the broker, will be made on a periodic basis as the price of the underlying instruments fluctuates. Realized gains or losses represent the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Securities deposited as initial margin are designated in the Schedules of Investments. The use of long futures contracts subjects the Funds to risk of loss up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swaps may include forward effective dates, which are contracts that do not go effective until a later date. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts are accrued based on the effective date of the contract.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as appreciation/depreciation. Total return swaps normally do not involve the delivery of

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

securities or other underlying assets. If the other party to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The use of long Total Return Swap Contracts subjects the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short Total Return Swaps subjects the Funds to unlimited loss. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon entering into a centrally cleared swap, the Funds are required to deposit with the Futures Commission Merchant (“FCM”) cash or securities, which is referred to as the initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying referenced debt obligation. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments. Non-deliverable interest rate swaps are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a Master Repurchase Agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. The master repurchase agreements maintain provisions for, among other things, initiation, income payments, events of default, maintenance of collateral for repurchase agreements and the disposition of such collateral following an event of default. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Reverse Repurchase Agreements: Certain Funds may enter into, under the terms of the Master Repurchase Agreement, reverse repurchase agreements. The Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements are valued based on the amount of cash received plus accrued interest, which represents fair value.

In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

Options: Certain Funds may write and purchase put and call options from time to time. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the period ended September 30, 2014 for AQR Diversified Arbitrage Fund and the AQR Multi-Strategy Alternative Fund were as follows:

AQR Diversified Arbitrage Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2013	(10,229)	$(2,511,095)
Options written	(25,486)	(2,314,783)
Options terminated	877	150,312
Options expired	20,165	574,488
Options exercised	8,947	1,548,340
Options outstanding, September 30, 2014	(5,726)	$(2,552,738)

AQR Multi-Strategy Alternative Fund	NUMBER OF CONTRACTS SUBJECT TO CALL	CALL OPTIONS PREMIUM

Options outstanding, December 31, 2013	(1,432)	$(10,237)
Options written	(2,594)	(249,083)
Options expired	1,432	10,237
Options exercised	2,594	249,083
Options outstanding, September 30, 2014	—	$—

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The fair value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at fair value using the foreign exchange rates at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency and forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

4. Federal Income Tax Matters

At September 30, 2014, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Diversified Arbitrage Fund	$3,607,642,536	$150,919,525	$(213,248,585)	$(62,329,060)
AQR Long-Short Equity Fund	16,919,570	—	—	—
AQR Global Macro Fund	32,882,974	—	—	—
AQR Managed Futures Strategy Fund	6,046,046,790	—	(32,882,539)	(32,882,539)
AQR Managed Futures Strategy HV Fund	161,784,062	—	(1,461,695)	(1,461,695)
AQR Risk-Balanced Commodities Strategy Fund	79,969,301	—	(7,061,049)	(7,061,049)
AQR Risk Parity Fund	761,373,319	—	(11,386,327)	(11,386,327)
AQR Risk Parity II MV Fund	98,261,491	—	(1,731,583)	(1,731,583)
AQR Risk Parity II HV Fund	63,102,385	132,631	(1,389,319)	(1,256,688)
AQR Multi-Strategy Alternative Fund	1,709,811,623	199,288,572	(30,006,757)	169,281,815
AQR Style Premia Alternative Fund	374,254,560	5,214,989	(7,140,949)	(1,925,960)
AQR Style Premia Alternative LV Fund	25,450,873	54,936	(113,235)	(58,299)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for identical or similar securities in non-active markets, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Equities traded outside of the Western Hemisphere are fair valued daily based on the application of a fair value factor, and therefore are considered Level 2. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value based on quotations (including evaluated quotes) from an independent pricing service, as well as quotations from counterparties and other market participants. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated OTC. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including futures, forwards, and swaps, are valued by the Funds using observable inputs, such as quotations received from the counterparty, or dealers and brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap contract increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Securities, for which market quotations or independent pricing service quotations are not readily available, are not readily marketable, or model priced and all other assets of the Funds are valued at fair value using valuation procedures for the Funds, which have been approved by the Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis. The VC is responsible for valuing any securities or other assets for which prices or valuations are not readily determinable by the Funds’ pricing services. The VC considers time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values, model prices and other events that may have a potentially material impact on security values. The VC reviews the results of back test reports. The VC prepares for the Funds’ Board of Trustees an analysis relating to Level 3 positions. On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. On a monthly basis, third party model prices are reviewed against internal model prices.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

Quantitative Information

These tables include a description of unobservable and quantitative inputs and the interrelationship of such inputs, as used in determining the value of Level 3 financial instruments, except for Level 3 financial instruments for which prior transaction or third party pricing information was used without adjustment.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of September 30, 2014 in valuing the Funds’ assets and liabilities carried at fair value:

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,096,557,037	$67,277,956	$47,125,935	$1,210,960,928
Convertible Preferred Stocks†	144,924,529	45,266,186	25,159,867	215,350,582
Corporate Bonds†	—	597,462,266	46,515,379	643,977,645
Convertible Bonds†	—	896,745,378	80,551	896,825,929
Closed End Funds	136,226,825	—	—	136,226,825
Loan Participations†	—	12,920,619	4,859,293	17,779,912
Preferred Stocks†	9,252,235	2,177,039	791,900	12,221,174
Rights†	990,363	680,456	2,826,352	4,497,171
Warrants†	10,394,792	4,902,989	2,198,856	17,496,637
Money Market Funds	—	389,976,673	—	389,976,673
Futures Contracts*	4,307,255	—	—	4,307,255
Forward Foreign Currency Exchange Contracts*	—	4,605,257	—	4,605,257
Total Return Basket Swaps Contracts*	—	763,058	—	763,058

Total Assets	$1,402,653,036	$2,022,777,877	$129,558,133	$3,554,989,046

LIABILITIES
Common Stocks (Sold Short)†	$(819,275,219)	$(6,588,231)	$(452)	$(825,863,902)
Convertible Bonds (Sold Short)†	—	(36,650,219)	—	(36,650,219)
Exchange-Traded Funds (Sold Short)	(12,291,787)	—	—	(12,291,787)
Preferred Stocks (Sold Short)†	—	(12,570,555)	—	(12,570,555)
U.S. Treasury Obligations (Sold Short)	—	(2,878,594)	—	(2,878,594)
Written Options (Sold Short)*	(506,950)	—	—	(506,950)
Credit Default Swap Contracts*	—	(26,204,836)	—	(26,204,836)
Total Return Basket Swaps Contracts*	—	(9,334,877)	—	(9,334,877)

Total Liabilities	$(832,073,956)	$(94,227,312)	$(452)	$(926,301,720)

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements*

				Range
	Fair Value at 9/30/2014	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Avg.

Common Stock	$2,015,092	Enterprise Value Waterfall	Discount for lack of marketability**	23.5%	N/A
			Volatility	42.4%—66.7%	48.4%
			Discount rate	25.0%	N/A
	$5,100	Liquidation Analysis	Volatility	66.7%	N/A
	$36,163,764	Options Pricing Model	Reverse discount for lack of marketability**	12.3%	N/A
			Volatility	45.5%	N/A
	$148,256	Public Price	Discount for lack of marketability**	4.4%	N/A
			Volatility	42.9%—64.4%	54.5%
	$1,741,580	As Converted Equivalent	Discount for lack of marketability**	22.4%	N/A
			Volatility	41.6%	N/A

Convertible Preferred Stock	$946	Options Pricing Model	Discount for lack of marketability**	14.0%	N/A
			Volatility	43.6%	N/A
	$25,158,922	Discounted Cash Flows	Discount rate	4.6%	N/A
Corporate Bonds	$813,134	Liquidation Analysis	Liquidation costs***	15.0%	N/A
		Discounted Cash Flows	Discount rate	25.0%	N/A
	$27,650	Liquidation Analysis	Liquidation costs***	33.2%	N/A
			Volatility	58.0%	N/A
	$50,161	Discounted Cash Flows	Discount rate	11.6%	N/A

Convertible Bonds	$65,142	Options Pricing Model	Discount for lack of marketability**	5.8%—11.7%	9.6%
			Volatility	36.9%—58.0%	57.5%

Preferred Stock	$791,900	Enterprise Value Waterfall	Discount for lack of marketability**	7.8%	N/A
			Multiples of EBITDA	4.8x—5.8x	5.3x
			Volatility	45.5%	N/A

Rights	$355,945	Black-Scholes Model	Discount for lack of marketability**	33.8%	N/A
			Volatility	75.0%	N/A
	$2,467,572	Discounted Cash Flows	Discount for lack of marketability**	14.0%	N/A
			Discount rate	12.9%	N/A
			Volatility	12.9%	65%

Warrants	$11,407	Black Scholes Model	Discount for lack of marketability**	23.6%—41.2%	27.4%
			Volatility	49.9%—59.3%	54.80%

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2014, the value of these securities was $59,741,110. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
***	Liquidation costs are expressed as a percentage of the available payout.

Level 3 values are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discount, theoretical value, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS		WARRANTS	SHORT COMMON STOCKS
Balance as of December 31, 2013	$14,041,304	$24,735,848	$74,581,303	$7,850,420	$20,828,897	$2,835		$9,194,739	$—
Accrued discounts/(premiums)	—	—	(616,455)	1,637	—	—		—	—
Realized gain/(loss)	(4)	(56,989)	(1,737,494)	446,879	343,509	—		(435,681)	—
Change in unrealized appreciation/(depreciation)	1,277,147	1,585,713	(8,191,271)	(624,260)	(246,185)	2,823,517		(5,985,949)	(452)
Purchases [1]	44,145,209	—	26,501,377	1,400,974	—	—	(a)	—	— (a)
Sales [2]	—	(1,104,705)	(45,343,765)	(8,995,099)	(20,134,321)	—		(2,081,408)	—
Transfers in to Level 3	6,000	—	18,731,882	—	—	—		2,016,726	—
Transfers out of Level 3	(12,343,721)	—	(12,550,905)	—	—	—		(509,571)	—
Balance as of September 30, 2014	$47,125,935	$25,159,867	$51,374,672	$80,551	$791,900	$2,826,352		$2,198,856	$(452)

Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2014	$1,277,147	$1,487,809	$(10,402,767)	$(431,839)	$(74,922)	$2,823,517		$98,801	$(452)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Value is zero.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR LONG-SHORT EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$16,919,570	$—	$16,919,570
Total Return Basket Swap Contracts*	—	751,346	—	751,346
Total Return Swap Contracts*	—	2,236	—	2,236

Total Assets	$—	$17,673,152	$—	$17,673,152

LIABILITIES
Futures Contracts*	$(71,806)	$—	$—	$(71,806)
Forward Foreign Currency Exchange Contracts*	—	(107,572)	—	(107,572)

Total Liabilities	$(71,806)	$(107,572)	$—	$(179,378)

AQR GLOBAL MACRO FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$32,882,974	$—	$32,882,974
Futures Contracts*	410,123	—	—	410,123
Forward Foreign Currency Exchange Contracts*	—	167,084	—	167,084
Interest Rate Swap Contracts*	—	38,924	—	38,924
Total Return Swap Contracts*	—	67,397	—	67,397

Total Assets	$410,123	$33,156,379	$—	$33,566,502

LIABILITIES
Futures Contracts*	$(100,702)	$—	$—	$(100,702)
Total Return Swap Contracts*	—	(74,859)	—	(74,859)

Total Liabilities	$(100,702)	$(74,859)	$—	$(175,561)

AQR MANAGED FUTURES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$4,764,712,470	$—	$4,764,712,470
Money Market Funds	—	1,248,451,781	—	1,248,451,781
Futures Contracts*	97,105,235	—	—	97,105,235
Forward Foreign Currency Exchange Contracts*	—	72,498,865	—	72,498,865
Total Return Swap Contracts*	—	95,329,358	—	95,329,358

Total Assets	$97,105,235	$6,180,992,474	$—	$6,278,097,709

LIABILITIES
Futures Contracts*	$(4,480,381)	$—	$—	$(4,480,381)
Total Return Swap Contracts*	—	(15,547,790)	—	(15,547,790)

Total Liabilities	$(4,480,381)	$(15,547,790)	$—	$(20,028,171)

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$110,920,379	$—	$110,920,379
Money Market Funds	—	49,401,988	—	49,401,988
Futures Contracts*	2,738,479	—	—	2,738,479
Forward Foreign Currency Exchange Contracts*	—	2,950,975	—	2,950,975
Total Return Swap Contracts*	—	5,404,450	—	5,404,450

Total Assets	$2,738,479	$168,677,792	$—	$171,416,271

LIABILITIES
Futures Contracts*	$(160,791)	$—	$—	$(160,791)
Total Return Swap Contracts*	—	(671,762)	—	(671,762)

Total Liabilities	$(160,791)	$(671,762)	$—	$(832,553)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Short-Term Investments	$—	$749,980	$—	$749,980
Money Market Funds	—	72,158,272	—	72,158,272
Futures Contracts*	16,975	—	—	16,975

Total Assets	$16,975	$72,908,252	$—	$72,925,227

LIABILITIES
Futures Contracts*	(252,263)	—	—	(252,263)
Total Return Swap Contracts*	—	(9,360,978)	—	(9,360,978)

Total Liabilities	$(252,263)	$(9,360,978)	$—	$(9,613,241)

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$88,956,401	$—	$88,956,401
Short-Term Investments	—	90,760,883	—	90,760,883
U.S. Treasury Obligations	—	138,456,868	—	138,456,868
Money Market Funds	—	431,812,840	—	431,812,840
Futures Contracts*	23,766	—	—	23,766
Interest Rate Swap Contracts*	—	1,676,021	—	1,676,021
Credit Default Swap Contracts*	—	25,617,248	—	25,617,248

Total Assets	$23,766	$777,280,261	$—	$777,304,027

LIABILITIES
Futures Contracts*	(2,910,600)	—	—	(2,910,600)
Forward Foreign Currency Exchange Contracts*	—	(2,382,998)	—	(2,382,998)
Total Return Swap Contracts*	—	(19,531,023)	—	(19,531,023)

Total Liabilities	$(2,910,600)	$(21,914,021)	$—	$(24,824,621)

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR RISK PARITY II MV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$10,738,548	$—	$10,738,548
Short-Term Investments	—	11,313,263	—	11,313,263
U.S. Treasury Obligations	—	17,812,434	—	17,812,434
Money Market Funds	—	56,665,663	—	56,665,663
Forward Foreign Currency Exchange Contracts*	—	279,200	—	279,200

Total Assets	$—	$96,809,108	$—	$96,809,108

LIABILITIES
Futures Contracts*	$(931,722)	$—	$—	$(931,722)
Total Return Swap Contracts*	—	(2,059,029)	—	(2,059,029)

Total Liabilities	$(931,722)	$(2,059,029)	$—	$(2,990,751)

AQR RISK PARITY II HV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$7,883,255	$—	$7,883,255
Repurchase Agreements	—	1,566,875	—	1,566,875
Short-Term Investments	—	7,704,598	—	7,704,598
U.S. Treasury Obligations	—	14,188,299	—	14,188,299
Money Market Funds	—	30,502,670	—	30,502,670
Futures Contracts*	8,630	—	—	8,630
Forward Foreign Currency Exchange Contracts*	—	204,084	—	204,084

Total Assets	$8,630	$62,049,781	$—	$62,058,411

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(14,204,401)	$—	$(14,204,401)
U.S. Treasury Obligations (Sold Short)	—	(1,565,974)	—	(1,565,974)
Futures Contracts*	(552,639)	—	—	(552,639)
Total Return Swap Contracts*	—	(1,693,614)	—	(1,693,614)

Total Liabilities	$(552,639)	$(17,463,989)	$—	$(18,016,628)

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$65,050,190	$819,185,501	$—	$884,235,691
Convertible Preferred Stocks†	48,317,449	2,012,773	—	50,330,222
Corporate Bonds†	—	53,319,722	—	53,319,722
Convertible Bonds†	—	404,533,082	—	404,533,082
Preferred Stocks†	937,909	4,832,228	—	5,770,137
Rights†	—	1,805	—	1,805
Short-Term Investments	—	64,781,632	—	64,781,632
Money Market Funds	—	416,121,147	—	416,121,147
Futures Contracts*	12,854,029	—	—	12,854,029
Forward Foreign Currency Exchange Contracts*	—	3,931	—	3,931

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
Credit Default Swap Contracts*	$—	$2,919,400	$—		$2,919,400
Total Return Basket Swaps Contracts*	—	75,691,264	—		75,691,264
Total Return Swap Contracts*	—	13,223,362	—		13,223,362

Total Assets	$127,159,577	$1,856,625,847	$—		$1,983,785,424

LIABILITIES
Common Stocks (Sold Short)†	$(368,231,081)	$(662,255,506)	$—		$(1,030,486,587)
Preferred Stocks (Sold Short)†	—	(3,360,340)	—		(3,360,340)
Rights (Sold Short)†	—	(20,935)	—	(a)	(20,935)
U.S. Treasury Obligations (Sold Short)	—	(1,727,156)	—		(1,727,156)
Futures Contracts*	(3,185,382)	—	—		(3,185,382)
Forward Foreign Currency Exchange Contracts*	—	(11,776,553)	—		(11,776,553)
Total Return Basket Swaps Contracts*	—	(1,896,784)	—		(1,896,784)
Total Return Swap Contracts*	—	(1,729,939)	—		(1,729,939)

Total Liabilities	$(371,416,463)	$(682,767,213)	$—	(a)	$(1,054,183,676)

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

AQR MULTI-STRATEGY ALTERNATIVE FUND			CONVERTIBLE BOND		RIGHTS
Balance as of December 31, 2013			$1,089,000		$—
Accrued discounts/(premiums)			(32)		—
Realized gain/(loss)			—		—
Change in unrealized appreciation/(depreciation)			7,818		—
Purchases[1]			—		— (a)
Sales[2]			(1,096,786)		—
Transfers in to Level 3			—		—
Transfers out of Level 3			—		—

Balance as of September 30, 2014			$—		$— (a)

Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2014			$—		$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

AQR STYLE PREMIA ALTERNATIVE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$—	$123,901,210	$—		$123,901,210
Preferred Stocks†	—	2,492,784	—		2,492,784
Rights†	—	—	—	(a)	—
Money Market Funds	—	245,934,606	—		245,934,606
Futures Contracts*	4,306,901	—	—		4,306,901
Total Return Basket Swap Contracts*	—	7,956,354	—		7,956,354
Total Return Swap Contracts*	—	1,279,383	—		1,279,383

Total Assets	$4,306,901	$381,564,337	$—	(a)	$385,871,238

LIABILITIES
Common Stocks (Sold Short)†	$(1,366,575)	$(101,837,216)	$(32,832)		$(103,236,623)
Rights (Sold Short)†	—	(7,352)	—		(7,352)
Futures Contracts*	(4,616,624)	—	—		(4,616,624)
Forward Foreign Currency Exchange Contracts*	—	(722,286)	—		(722,286)
Total Return Swap Contracts*	—	(2,786,605)	—		(2,786,605)

Total Liabilities	$(5,983,199)	$(105,353,459)	$(32,832)		$(111,369,490)

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$—	$5,683,019	$—	$5,683,019
Preferred Stocks†	—	34,614	—	34,614
Money Market Funds	—	19,674,941	—	19,674,941
Futures Contracts*	110,058	—	—	110,058
Total Return Basket Swaps Contracts*	—	26,376	—	26,376
Total Return Swap Contracts*	—	96,941	—	96,941

Total Assets	$110,058	$25,515,891	$—	$25,625,949

LIABILITIES
Common Stocks (Sold Short)†	$—	$(4,483,559)	$—	$(4,483,559)
Rights (Sold Short)†	—	(116)	—	(116)
Futures Contracts*	(286,068)	—	—	(286,068)
Forward Foreign Currency Exchange Contracts*	—	(56,446)	—	(56,446)
Total Return Swap Contracts*	—	(292)	—	(292)

Total Liabilities	$(286,068)	$(4,540,413)	$—	$(4,826,481)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) of the instrument. Credit default swap, interest rate swap and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period for any of the Funds.

There were no Level 3 securities held at period end, except where noted in AQR Diversified Arbitrage Fund, AQR Multi-Strategy Alternative Fund and AQR Style Premia Alternative Fund. Securities classified as Level 3 in the Schedule of Investments are considered quantitatively insignificant in the aggregate for AQR Style Premia Alternative Fund.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

5. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at September 30, 2014, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended September 30, 2014 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Diversified Arbitrage Fund	$3,716,204	$3,528,356	$—	$—	$12,100,175	$—	$506,950
AQR Long-Short Equity Fund	27,070	784,105	—	98,876	30,523	—	—
AQR Global Macro Fund	155,146	7,330	—	105,984	37,850	—	—
AQR Managed Futures Strategy Fund	9,515,771	2,064,918	—	14,321,161	11,926,587	—	—
AQR Managed Futures Strategy HV Fund	378,917	83,630	—	553,004	494,071	—	—
AQR Risk Parity Fund	707,195	31,422	—	3,786,209	1,357,107	—	—
AQR Risk Parity II MV Fund	114,780	3,289	—	587,611	249,777	—	—
AQR Risk Parity II HV Fund	80,448	2,781	—	440,114	159,007	—	—
AQR Multi-Strategy Alternative Fund	8,610,094	84,728,629	—	3,126,067	11,786,169	—	—
AQR Style Premia Alternative Fund	983,504	9,740,709	—	3,107,137	3,205,372	—	—
AQR Style Premia Alternative LV Fund	85,583	70,494	—	214,874	23,739	—	—

Foreign Exchange Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	7,056,156	—	—	2,450,899	—
AQR Long-Short Equity Fund	—	—	—	—	—	107,572	—
AQR Global Macro Fund	—	—	962,198	—	—	795,114	—
AQR Managed Futures Strategy Fund	—	—	379,481,353	—	—	306,982,488	—
AQR Managed Futures Strategy HV Fund	—	—	15,094,683	—	—	12,143,708	—
AQR Risk Parity Fund	—	—	7,949,163	—	—	10,332,161	—
AQR Risk Parity II MV Fund	—	—	358,092	—	—	78,892	—
AQR Risk Parity II HV Fund	—	—	266,421	—	—	62,337	—
AQR Multi-Strategy Alternative Fund	—	—	48,855,977	—	—	60,628,599	—
AQR Style Premia Alternative Fund	—	—	7,358,637	—	—	8,080,923	—
AQR Style Premia Alternative LV Fund	—	—	108,456	—	—	164,902	—

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	$591,051	$—	$—	$—	$—	$—	$—
AQR Global Macro Fund	109,024	1,129,998	—	220,322	1,131,173	—	—
AQR Managed Futures Strategy Fund	30,886,850	5,266,659	—	8,527,900	83,527	—	—
AQR Managed Futures Strategy HV Fund	1,174,260	131,461	—	316,552	40,246	—	—
AQR Risk Parity Fund	185,162	5,219,325	—	—	5,616,250	—	—
AQR Risk Parity II MV Fund	170,616	32,088	—	272,394	242,034	—	—
AQR Risk Parity II HV Fund	114,852	37,216	—	72,269	323,787	—	—
AQR Multi-Strategy Alternative Fund	795,048	1,545,108	—	3,044,017	2,288,882	—	—
AQR Style Premia Alternative Fund	612,391	1,614,639	—	2,517,617	1,169,803	—	—
AQR Style Premia Alternative LV Fund	8,087	160,716	—	134,999	84,446	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	1,205,512	—	—	27,410,348	—	—
AQR Risk Parity Fund	—	25,617,248	—	—	—	—	—
AQR Multi-Strategy Alternative Fund	—	3,086,998	—	—	167,598	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	500,612	80,287	—	129,055	17,130	—	—
AQR Managed Futures Strategy Fund	96,605,729	197,852,918	—	21,534,435	113,392,813	—	—
AQR Managed Futures Strategy HV Fund	2,673,515	8,908,952	—	779,448	3,857,038	—	—
AQR Risk-Balanced Commodities Strategy Fund	1,027,834	9,352,429	—	1,263,122	18,713,407	—	—
AQR Risk Parity Fund	37,586	42,035,075	—	30,568	58,167,467	—	—
AQR Risk Parity II MV Fund	539,435	1,108,928	—	896,548	2,711,523	—	—
AQR Risk Parity II HV Fund	335,460	864,701	—	562,386	2,115,518	—	—
AQR Multi-Strategy Alternative Fund	9,684,185	27,530,506	—	3,250,596	14,441,289	—	—
AQR Style Premia Alternative Fund	6,561,973	10,407,581	—	2,842,837	10,938,622	—	—
AQR Style Premia Alternative LV Fund	162,168	—	—	81,975	—	—	—

Notes to Consolidated Financial Statements	September 30, 2014 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Netting:
AQR Diversified Arbitrage Fund	$—	$(4,733,868)	$(2,450,899)	$—	$(4,733,868)	$(2,450,899)	$—
AQR Long-Short Equity Fund	(27,070)	(30,523)	—	(27,070)	(30,523)	—	—
AQR Global Macro Fund	(455,361)	(1,186,153)	(795,114)	(455,361)	(1,186,153)	(795,114)	—
AQR Managed Futures Strategy Fund	(44,383,496)	(125,402,927)	(306,982,488)	(44,383,496)	(125,402,927)	(306,982,488)	—
AQR Managed Futures Strategy HV Fund	(1,649,004)	(4,391,355)	(12,143,708)	(1,649,004)	(4,391,355)	(12,143,708)	—
AQR Risk-Balanced Commodities Strategy Fund	(1,027,834)	(9,352,429)	—	(1,027,834)	(9,352,429)	—	—
AQR Risk Parity Fund	(929,943)	(65,140,824)	(7,949,163)	(929,943)	(65,140,824)	(7,949,163)	—
AQR Risk Parity II MV Fund	(824,831)	(1,144,305)	(78,892)	(824,831)	(1,144,305)	(78,892)	—
AQR Risk Parity II HV Fund	(530,760)	(904,698)	(62,337)	(530,760)	(904,698)	(62,337)	—
AQR Multi-Strategy Alternative Fund	(9,420,680)	(28,683,938)	(48,855,977)	(9,420,680)	(28,683,938)	(48,855,977)	—
AQR Style Premia Alternative Fund	(8,157,868)	(15,313,797)	(7,358,637)	(8,157,868)	(15,313,797)	(7,358,637)	—
AQR Style Premia Alternative LV Fund	(255,838)	(108,185)	(108,456)	(255,838)	(108,185)	(108,456)	—

Net Fair Value of Derivative Contracts:
AQR Diversified Arbitrage Fund	4,307,255	—	4,605,257	—	34,776,655	—	506,950
AQR Long-Short Equity Fund	—	753,582	—	71,806	—	107,572	—
AQR Global Macro Fund	309,421	31,462	167,084	—	—	—	—
AQR Managed Futures Strategy Fund	92,624,854	79,781,568	72,498,865	—	—	—	—
AQR Managed Futures Strategy HV Fund	2,577,688	4,732,688	2,950,975	—	—	—	—
AQR Risk-Balanced Commodities Strategy Fund	—	—	—	235,288	9,360,978	—	—
AQR Risk Parity Fund	—	7,762,246	—	2,886,834	—	2,382,998	—
AQR Risk Parity II MV Fund	—	—	279,200	931,722	2,059,029	—	—
AQR Risk Parity II HV Fund	—	—	204,084	544,009	1,693,614	—	—
AQR Multi-Strategy Alternative Fund	9,668,647	88,207,303	—	—	—	11,772,622	—
AQR Style Premia Alternative Fund	—	6,449,132	—	309,723	—	722,286	—
AQR Style Premia Alternative LV Fund	—	123,025	—	176,010	—	56,446	—

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

6. Risks and Concentrations

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into repurchase transactions and entering into other forms of direct and indirect borrowing.

There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limits access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The counterparties to the Funds’ currency forward, futures and swap contracts include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds utilize multiple clearing brokers and counterparties, a concentration of credit risk exists because of balances held and transactions with a limited number of clearing brokers and counterparties.

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the derivative tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

The Funds are not limited in the percentage of their assets that may be invested in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, the convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible’s “conversion price,” which is the predetermined price at which the convertible security could be exchanged for the associated stock.

Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Credit risk is the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The Funds’ investments in convertible and nonconvertible debt securities involve credit risk. However, in general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends.

Notes to Consolidated Schedule of Investments	September 30, 2014 (Unaudited)

If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

Each Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The Funds may invest its assets in the stocks of companies with smaller market capitalizations. Prices of smaller capitalization stocks are often more volatile than prices of large capitalization stocks. In addition, due to thin trading in some such stocks, an investment in these stocks may be more illiquid than that of larger capitalization stocks.

A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This volatility may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. companies. The small size of their securities markets and low trading volumes can make emerging market investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. In addition, because the securities settlement procedures are less developed in these countries, the Funds may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Securities sold short represent obligations of the Fund to deliver specified securities at a future date and thereby create a liability to repurchase the securities at prevailing future market prices. Accordingly, these transactions result in off- balance-sheet risk as the Fund’s ultimate obligation to satisfy the sale of securities sold short may exceed the amount recognized in the Schedule of Investments.

As of September 30, 2014, the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund pledged a substantial portion of their assets for securities sold short to JPMorgan Chase Bank, N.A., and the AQR Style Premia Alternative Fund pledged a substantial portion of its assets for securities sold short to State Street Bank and Trust Company.

7. New Accounting Pronouncements

In June 2014, the FASB issued ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which improves the existing accounting and disclosure guidance on repurchase agreements and other transactions involving a transfer and a forward agreement to repurchase the transferred assets at a fixed price from the transferee to address application issues and changes in the marketplace and to ensure that investors obtain useful information about these transactions. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those periods. Management is currently assessing the impact of ASU 2014-11 but does not believe the adoption will have a material impact on the Funds’ financial statements.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig
Principal Executive Officer
November 26, 2014

By: /s/ Heather Bonner
Heather Bonner
Principal Financial Officer
November 26, 2014